                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-8326
-------------------------------------------------------------------------------

                          MFS VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: December 31
-------------------------------------------------------------------------------

                    Date of reporting period: June 30, 2007
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                      MFS(R) HIGH INCOME SERIES

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                      MFS(R) VARIABLE INSURANCE TRUST(SM)
                               SEMIANNUAL REPORT

                                                                        6/30/07
                                                                        VHI-SEM

MFS(R) HIGH INCOME SERIES


TABLE OF CONTENTS
------------------------------------------------------

LETTER FROM THE CEO                                  1
------------------------------------------------------
PORTFOLIO COMPOSITION                                2
------------------------------------------------------
EXPENSE TABLE                                        3
------------------------------------------------------
PORTFOLIO OF INVESTMENTS                             4
------------------------------------------------------
FINANCIAL STATEMENTS                                11
------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                       16
------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT       22
------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION               22
------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                      22
------------------------------------------------------
CONTACT INFORMATION                         BACK COVER

-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. As of mid-May 2007, it had returned another 8% and continued to reach new highs. But the Dow's upward rise has not been without hiccups. After hitting new records in February, the Dow lost 5.8% between February 20 and March 5, as stocks were sold off around the globe. As we have said before, markets are volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Bonds                                      88.1%
              Floating Rate Loans                         7.2%
              Common Stocks                               1.9%
              Preferred Stocks(o)                         0.0%
              Cash & Other Net Assets                     2.8%

              TOP FIVE INDUSTRIES (i)

              Medical & Health Technology & Services      8.1%
              ------------------------------------------------
              Gaming & Lodging                            6.2%
              ------------------------------------------------
              Automotive                                  6.1%
              ------------------------------------------------
              Broadcasting                                5.4%
              ------------------------------------------------
              Energy - Independent                        4.6%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              BBB                                         3.2%
              ------------------------------------------------
              BB                                         25.9%
              ------------------------------------------------
              B                                          53.4%
              ------------------------------------------------
              CCC                                        16.6%
              ------------------------------------------------
              Not Rated                                   0.9%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d,i)                       4.3
              ------------------------------------------------
              Average Life (i,m)                      7.5 yrs.
              ------------------------------------------------
              Average Maturity (i,m)                  7.6 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                    B+
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                  A-1
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.

(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.

(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

(o) Less than 0.1%.

(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 06/30/ 07.

Percentages are based on net assets as of 06/30/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE CONTRACT HOLDERS DURING THE PERIOD,
JANUARY 1, 2007 THROUGH JUNE 30, 2007.

As a contract holder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2007 through June 30, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.


-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    1/01/07-
Class                       Ratio       1/01/07        6/30/07        6/30/07
--------------------------------------------------------------------------------
         Actual             0.85%     $1,000.00      $1,028.40         $4.27
Initial  -----------------------------------------------------------------------
 Class   Hypothetical(h)    0.85%     $1,000.00      $1,020.58         $4.26
--------------------------------------------------------------------------------
         Actual             1.10%     $1,000.00      $1,027.20         $5.53
Service  -----------------------------------------------------------------------
 Class   Hypothetical(h)    1.10%     $1,000.00      $1,019.34         $5.51
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/07

The Portfolio of Investments is a complete list of all securities owned by your series. It is categorized by broad-based asset classes.

ISSUER                                                                      SHARES/PAR               VALUE ($)
BONDS - 83.1%

AEROSPACE - 2.2%
Bombardier, Inc., 8%, 2014 (n)                                             $   1,785,000            $  1,847,475
DRS Technologies, Inc., 7.625%, 2018                                           1,305,000               1,318,050
Hawker Beechcraft Acquisition Corp., 9.75%, 2017 (n)                           3,000,000               3,135,000
Vought Aircraft Industries, Inc., 8%, 2011                                     1,850,000               1,840,750
                                                                                                    ------------
                                                                                                    $  8,141,275
                                                                                                    ------------
AIRLINES - 0.4%
Continental Airlines, Inc., 6.9%, 2017                                     $     292,790            $    288,398
Continental Airlines, Inc., 6.748%, 2017                                         241,171                 236,649
Continental Airlines, Inc., 6.795%, 2018                                         412,013                 401,713
Continental Airlines, Inc., 7.566%, 2020                                         746,514                 748,380
                                                                                                    ------------
                                                                                                    $  1,675,140
                                                                                                    ------------
APPAREL MANUFACTURERS - 0.5%
Levi Strauss & Co., 12.25%, 2012                                           $     895,000            $    968,838
Levi Strauss & Co., 9.75%, 2015                                                  855,000                 914,850
                                                                                                    ------------
                                                                                                    $  1,883,688
                                                                                                    ------------
ASSET BACKED & SECURITIZED - 2.2%
Airlie LCDO Ltd., CDO, FRN, 7.25%, 2011 (z)                                $     677,000            $    672,803
Anthracite Ltd., CDO, 6%, 2037 (z)                                               290,000                 258,836
Arbor Realty Mortgage Securities, CDO, FRN, 7.655%, 2038 (z)                     704,557                 708,644
ARCap REIT, Inc., "H", 6.1%, 2045 (n)                                            906,493                 736,979
Asset Securitization Corp., FRN, 8.6363%, 2029 (z)                             2,000,000               2,110,714
Babson CLO Ltd., "D", FRN, 6.8556%, 2018 (n)                                     655,000                 632,959
Crest Ltd., 7%, 2040                                                             846,250                 766,787
CWCapital Cobalt CDO Ltd., "F", FRN, 6.655%, 2050 (z)                            500,000                 486,700
CWCapital Cobalt Ltd., CDO, 6.23%, 2045 (n)                                      938,000                 848,984
First Union National Bank Commercial Mortgage Corp., 6.75%, 2032                 750,000                 750,390
Wachovia Credit, CDO, FRN, 6.71%, 2026 (z)                                       372,000                 361,621
                                                                                                    ------------
                                                                                                    $  8,335,417
                                                                                                    ------------
AUTOMOTIVE - 5.0%
Ford Motor Co., 7.45%, 2031                                                $   1,005,000            $    802,744
Ford Motor Credit Co., 9.75%, 2010                                             5,805,000               6,061,494
Ford Motor Credit Co., 8.625%, 2010                                            1,035,000               1,051,235
Ford Motor Credit Co., 7%, 2013                                                  725,000                 671,710
Ford Motor Credit Co., 8%, 2016                                                1,495,000               1,431,983
Ford Motor Credit Co., FRN, 8.105%, 2012                                         945,000                 942,603
General Motors Corp., 8.375%, 2033                                             3,672,000               3,350,700
Goodyear Tire & Rubber Co., 9%, 2015                                           1,867,000               2,011,692
TRW Automotive, Inc., 7%, 2014 (n)                                             2,245,000               2,138,363
TRW Automotive, Inc., 7.25%, 2017 (n)                                            195,000                 185,738
                                                                                                    ------------
                                                                                                    $ 18,648,262
                                                                                                    ------------
BROADCASTING - 5.1%
Allbritton Communications Co., 7.75%, 2012                                 $   2,130,000            $  2,140,650
Bonten Media Acquisition Co., 9%, 2015 (n)(p)                                  1,380,000               1,345,500
CanWest MediaWorks LP, 9.25%, 2015 (z)                                           815,000                 817,038
Clear Channel Communications, Inc., 5.5%, 2014                                 3,360,000               2,871,335
Intelsat Bermuda Ltd., 11.25%, 2016                                            2,685,000               3,007,200
Intelsat Bermuda Ltd., FRN, 8.8719%, 2015                                        640,000                 653,600
Intelsat Ltd., 0% to 2010, 9.25% to 2015                                       1,540,000               1,266,650
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                             1,220,000               1,250,500
ION Media Networks, Inc., FRN, 11.6056%, 2013 (n)                              1,470,000               1,521,450
Univision Communications, Inc., 9.75%, 2015 (n)(p)                             4,230,000               4,177,125
                                                                                                    ------------
                                                                                                    $ 19,051,048
                                                                                                    ------------
BUILDING - 1.5%
Builders FirstSource, Inc., FRN, 9.61%, 2012                               $     915,000            $    926,437
Interface, Inc., 10.375%, 2010                                                   878,000                 943,850
Interface, Inc., 9.5%, 2014                                                      170,000                 183,175
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014                              1,671,000               1,211,475
Nortek Holdings, Inc., 8.5%, 2014                                              1,254,000               1,194,435
Ply Gem Industries, Inc., 9%, 2012                                             1,245,000               1,118,944
                                                                                                    ------------
                                                                                                    $  5,578,316
                                                                                                    ------------
BUSINESS SERVICES - 1.2%
Nortel Networks Ltd., 10.75%, 2016 (n)                                     $     830,000            $    917,150
SunGard Data Systems, Inc., 10.25%, 2015                                       3,315,000               3,505,613
                                                                                                    ------------
                                                                                                    $  4,422,763
                                                                                                    ------------
CABLE TV - 2.6%
CCH I Holdings LLC, 11%, 2015                                              $   2,298,000            $  2,398,537
CCH II Holdings LLC, 10.25%, 2010                                              1,385,000               1,447,325
CCO Holdings LLC, 8.75%, 2013                                                  2,085,000               2,121,487
CSC Holdings, Inc., 6.75%, 2012                                                1,765,000               1,676,750
NTL Cable PLC, 9.125%, 2016                                                    1,906,000               1,996,535
                                                                                                    ------------
                                                                                                    $  9,640,634
                                                                                                    ------------
CHEMICALS - 3.1%
Equistar Chemicals LP, 10.125%, 2008                                       $     751,000            $    781,040
Equistar Chemicals LP, 10.625%, 2011                                             174,000                 183,135
Innophos, Inc., 8.875%, 2014                                                   1,630,000               1,687,050
KI Holdings, Inc., 0% to 2009, 9.875% to 2014                                  1,924,000               1,645,020
Koppers, Inc., 9.875%, 2013                                                    1,430,000               1,526,525
Momentive Performance Materials, Inc., 11.5%, 2016 (n)                         1,940,000               1,959,400
Mosaic Co., 7.625%, 2016 (n)                                                   1,985,000               2,029,663
Nalco Co., 8.875%, 2013                                                        1,605,000               1,665,188
                                                                                                    ------------
                                                                                                    $ 11,477,021
                                                                                                    ------------
CONSUMER GOODS & SERVICES - 4.8%
ACCO Brands Corp., 7.625%, 2015                                            $   1,665,000            $  1,635,862
Corrections Corp. of America, 6.25%, 2013                                      1,135,000               1,089,600
GEO Group, Inc., 8.25%, 2013                                                   1,580,000               1,629,375
Jarden Corp., 7.5%, 2017                                                       1,540,000               1,520,750
Kar Holdings, Inc., 10%, 2015 (n)                                              2,690,000               2,622,750
Playtex Products, Inc., 9.375%, 2011                                             995,000               1,022,363
Realogy Corp., 10.5%, 2014 (n)                                                   680,000                 647,700
Realogy Corp., 12.375%, 2015 (n)                                               2,240,000               2,044,000
Service Corp. International, 7.375%, 2014                                        725,000                 728,625
Service Corp. International, 6.75%, 2015 (n)                                     420,000                 404,775
Service Corp. International, 7%, 2017                                          2,600,000               2,476,500
Visant Holding Corp., 8.75%, 2013                                              1,940,000               2,017,600
                                                                                                    ------------
                                                                                                    $ 17,839,900
                                                                                                    ------------
CONTAINERS - 1.7%
Berry Plastics Holding Corp., 8.875%, 2014                                 $   1,015,000            $  1,027,687
Graham Packaging Co. LP, 9.875%, 2014                                          1,020,000               1,031,475
Greif, Inc., 6.75%, 2017                                                       1,040,000               1,016,600
Owens-Brockway Glass Container, Inc., 8.25%, 2013                              3,000,000               3,105,000
                                                                                                    ------------
                                                                                                    $  6,180,762
                                                                                                    ------------
DEFENSE ELECTRONICS - 0.8%
L-3 Communications Corp., 6.125%, 2014                                     $   1,755,000            $  1,654,088
L-3 Communications Corp., 5.875%, 2015                                         1,265,000               1,173,288
                                                                                                    ------------
                                                                                                    $  2,827,376
                                                                                                    ------------
ELECTRONICS - 2.0%
Avago Technologies Finance, 11.875%, 2015                                  $   1,070,000            $  1,195,725
Freescale Semiconductor, Inc., 10.125%, 2016 (n)                               4,105,000               3,858,700
NXP B.V./NXP Funding LLC, 7.875%, 2014                                           665,000                 655,025
NXP B.V./NXP Funding LLC, 9.5%, 2015                                             620,000                 610,700
Spansion LLC, 11.25%, 2016 (z)                                                 1,290,000               1,328,700
                                                                                                    ------------
                                                                                                    $  7,648,850
                                                                                                    ------------
EMERGING MARKET SOVEREIGN - 0.9%
Republic of Argentina, FRN, 5.475%, 2012                                   $   1,974,000            $  1,874,971
Republic of Venezuela, 7%, 2018                                                  921,000                 812,783
Republic of Venezuela, 6%, 2020                                                1,008,000                 815,472
                                                                                                    ------------
                                                                                                    $  3,503,226
                                                                                                    ------------
ENERGY - INDEPENDENT - 4.1%
Chaparral Energy, Inc., 8.875%, 2017 (n)                                   $   1,555,000            $  1,535,562
Chesapeake Energy Corp., 7%, 2014                                                875,000                 868,437
Chesapeake Energy Corp., 6.375%, 2015                                          2,090,000               1,993,337
Chesapeake Energy Corp., 6.875%, 2016                                            520,000                 508,300
Cimarex Energy Co., 7.125%, 2017                                               1,160,000               1,131,000
Forest Oil Corp., 7.25%, 2019 (n)                                                960,000                 931,200
Hilcorp Energy I LP, 7.75%, 2015 (n)                                             575,000                 557,750
Hilcorp Energy I LP, 9%, 2016 (n)                                              1,470,000               1,521,450
Mariner Energy, Inc., 8%, 2017                                                 1,445,000               1,434,163
Newfield Exploration Co., 6.625%, 2014                                         1,735,000               1,674,275
Plains Exploration & Production Co., 7%, 2017                                  1,750,000               1,658,125
Quicksilver Resources, Inc., 7.125%, 2016                                      1,750,000               1,688,750
                                                                                                    ------------
                                                                                                    $ 15,502,349
                                                                                                    ------------
ENTERTAINMENT - 0.4%
AMC Entertainment, Inc., 8%, 2014                                          $     590,000            $    578,200
AMC Entertainment, Inc., 11%, 2016                                               960,000               1,060,800
                                                                                                    ------------
                                                                                                    $  1,639,000
                                                                                                    ------------
FINANCIAL INSTITUTIONS - 2.3%
General Motors Acceptance Corp., 6.875%, 2011                              $   3,242,000            $  3,189,006
General Motors Acceptance Corp., 6.75%, 2014                                   4,680,000               4,481,830
General Motors Acceptance Corp., 8%, 2031                                      1,015,000               1,037,920
                                                                                                    ------------
                                                                                                    $  8,708,756
                                                                                                    ------------
FOOD & BEVERAGES - 1.5%
ARAMARK Corp., 8.5%, 2015 (n)                                              $   2,615,000            $  2,660,762
B&G Foods Holding Corp., 8%, 2011                                                970,000                 970,000
Del Monte Corp., 6.75%, 2015                                                   1,220,000               1,162,050
Michael Foods, Inc., 8%, 2013                                                    890,000                 898,900
                                                                                                    ------------
                                                                                                    $  5,691,712
                                                                                                    ------------
FOREST & PAPER PRODUCTS - 1.5%
Buckeye Technologies, Inc., 8%, 2010                                       $     365,000            $    365,000
Buckeye Technologies, Inc., 8.5%, 2013                                         2,140,000               2,188,150
Jefferson Smurfit Corp., 8.25%, 2012                                           1,481,000               1,469,893
JSG Funding PLC, 7.75%, 2015                                                     150,000                 150,188
MDP Acquisitions PLC, 9.625%, 2012                                                99,000                 103,703
Millar Western Forest Products, 7.75%, 2013                                    1,480,000               1,274,650
                                                                                                    ------------
                                                                                                    $  5,551,584
                                                                                                    ------------
GAMING & LODGING - 5.6%
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)                     $     200,000            $    197,000
Great Canadian Gaming Corp., 7.25%, 2015 (n)                                     910,000                 905,450
Greektown Holdings, 10.75%, 2013 (n)                                             780,000                 826,800
Harrah's Entertainment, Inc., 5.75%, 2017                                      4,245,000               3,396,000
Majestic Star Casino LLC, 9.75%, 2011                                          2,015,000               1,949,513
Mandalay Resort Group, 9.375%, 2010                                              955,000               1,007,525
MGM Mirage, Inc., 8.5%, 2010                                                     580,000                 606,825
MGM Mirage, Inc., 8.375%, 2011                                                 2,135,000               2,183,038
MGM Mirage, Inc., 6.75%, 2013                                                  1,115,000               1,059,250
MGM Mirage, Inc., 5.875%, 2014                                                 1,625,000               1,470,625
Pinnacle Entertainment, Inc., 8.25%, 2012                                        700,000                 721,000
Station Casinos, Inc., 6.5%, 2014                                              2,425,000               2,146,125
Wimar Opco LLC, 9.625%, 2014 (n)                                               1,895,000               1,823,938
Wynn Las Vegas LLC, 6.625%, 2014                                               2,770,000               2,669,588
                                                                                                    ------------
                                                                                                    $ 20,962,677
                                                                                                    ------------
INDUSTRIAL - 1.0%
Blount, Inc., 8.875%, 2012                                                 $   1,465,000            $  1,479,650
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                              2,055,000               2,144,906
                                                                                                    ------------
                                                                                                    $  3,624,556
                                                                                                    ------------
INSURANCE - HEALTH - 0.2%
Centene Corp., 7.25%, 2014                                                 $     820,000            $    811,800
                                                                                                    ------------
INSURANCE - PROPERTY & CASUALTY - 0.3%
USI Holdings Corp., 9.75%, 2015 (n)                                        $   1,080,000            $  1,074,600
                                                                                                    ------------
MACHINERY & TOOLS - 0.7%
Case Corp., 7.25%, 2016                                                    $     715,000            $    725,725
Case New Holland, Inc., 7.125%, 2014                                           2,050,000               2,075,625
                                                                                                    ------------
                                                                                                    $  2,801,350
                                                                                                    ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 7.1%
Advanced Medical Optics, Inc., 7.5%, 2017 (n)                              $   1,350,000            $  1,275,750
Community Health Systems, Inc., 8.875%, 2015 (z)                               2,340,000               2,372,175
Cooper Cos., Inc., 7.125%, 2015 (n)                                            1,680,000               1,663,200
DaVita, Inc., 6.625%, 2013                                                       750,000                 732,187
DaVita, Inc., 7.25%, 2015                                                      2,630,000               2,597,125
HCA, Inc., 6.375%, 2015                                                        2,235,000               1,899,750
HCA, Inc., 9.25%, 2016 (n)                                                     4,835,000               5,149,275
HealthSouth Corp., 10.75%, 2016                                                1,035,000               1,122,975
Omnicare, Inc., 6.875%, 2015                                                   1,865,000               1,771,750
Psychiatric Solutions, Inc., 7.75%, 2015                                       1,815,000               1,794,581
Tenet Healthcare Corp., 9.25%, 2015                                            1,110,000               1,054,500
U.S. Oncology, Inc., 10.75%, 2014                                              2,125,000               2,273,750
Universal Hospital Services, Inc., 8.5%, 2015 (n)(p)                           1,035,000               1,024,650
Universal Hospital Services, Inc., FRN, 8.7594%, 2015 (n)                        310,000                 310,000
Vanguard Health Holding II, 9%, 2014                                             745,000                 737,550
VWR Funding, Inc., 10.25%, 2015 (z)                                              905,000                 902,738
                                                                                                    ------------
                                                                                                    $ 26,681,956
                                                                                                    ------------
METALS & MINING - 3.9%
Arch Western Finance LLC, 6.75%, 2013                                      $   2,820,000            $  2,707,200
Chaparral Steel Co., 10%, 2013                                                 1,260,000               1,374,975
FMG Finance Ltd.,
10.625%, 2016 (n)                                                              1,880,000               2,237,200
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 2015                              1,380,000               1,455,900
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017                             3,335,000               3,560,112
Peabody Energy Corp., 5.875%, 2016                                             1,150,000               1,075,250
Peabody Energy Corp., 7.375%, 2016                                             1,105,000               1,127,100
PNA Group, Inc., 10.75%, 2016 (n)                                                880,000                 959,200
                                                                                                    ------------
                                                                                                    $ 14,496,937
                                                                                                    ------------
NATURAL GAS - DISTRIBUTION - 0.9%
AmeriGas Partners LP, 7.125%, 2016                                         $   2,435,000            $  2,392,387
Inergy LP, 6.875%, 2014                                                        1,140,000               1,080,150
                                                                                                    ------------
                                                                                                    $  3,472,537
                                                                                                    ------------
NATURAL GAS - PIPELINE - 2.1%
Atlas Pipeline Partners LP, 8.125%, 2015                                   $   1,680,000            $  1,675,800
El Paso Performance-Linked Trust, CLN, 7.75%, 2011 (n)                         1,805,000               1,859,150
Transcontinental Gas Pipe Line Corp., 7%, 2011                                   705,000                 729,675
Williams Cos., Inc., 7.125%, 2011                                                725,000                 743,125
Williams Cos., Inc., 8.75%, 2032                                               1,250,000               1,446,875
Williams Partners LP, 7.25%, 2017                                              1,255,000               1,261,275
                                                                                                    ------------
                                                                                                    $  7,715,900
                                                                                                    ------------
NETWORK & TELECOM - 3.0%
Cincinnati Bell, Inc., 8.375%, 2014                                        $   1,735,000            $  1,752,350
Citizens Communications Co., 9.25%, 2011                                       1,301,000               1,405,080
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)                                1,230,000               1,303,800
Qwest Capital Funding, Inc., 7.25%, 2011                                       1,050,000               1,044,750
Qwest Corp., 7.875%, 2011                                                        410,000                 427,425
Qwest Corp., 8.875%, 2012                                                      1,740,000               1,874,850
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                1,080,000               1,144,800
Windstream Corp., 8.625%, 2016                                                 1,725,000               1,824,188
Windstream Corp., 7%, 2019                                                       375,000                 358,125
                                                                                                    ------------
                                                                                                    $ 11,135,368
                                                                                                    ------------
OIL SERVICES - 1.7%
Basic Energy Services, Inc., 7.125%, 2016                                  $   2,080,000            $  1,986,400
Bristow Group, Inc., 7.5%, 2017 (z)                                              815,000                 817,037
Compagnie Generale de Geophysique-Veritas, 7.75%, 2017                         1,685,000               1,706,062
GulfMark Offshore, Inc., 7.75%, 2014                                             695,000                 701,950
Hanover Compressor Co., 9%, 2014                                                 910,000                 962,325
                                                                                                    ------------
                                                                                                    $  6,173,774
                                                                                                    ------------
PHARMACEUTICALS - 0.3%
Warner Chilcott Corp., 8.75%, 2015                                         $     986,000            $  1,013,115
                                                                                                    ------------
PRINTING & PUBLISHING - 3.5%
American Media Operations, Inc., 10.25%, 2009                              $   1,855,000            $  1,762,250
Dex Media, Inc., 0% to 2008, 9% to 2013                                        3,580,000               3,369,675
Dex Media, Inc., 0% to 2008, 9% to 2013                                        1,690,000               1,590,712
Idearc, Inc., 8%, 2016                                                         3,685,000               3,721,850
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016 (n)                             1,090,000                 768,450
R.H. Donnelley Corp., 8.875%, 2016                                             1,815,000               1,887,600
                                                                                                    ------------
                                                                                                    $ 13,100,537
                                                                                                    ------------
RETAILERS - 1.4%
Buhrmann U.S., Inc., 7.875%, 2015                                          $   1,435,000            $  1,413,475
Couche-Tard, Inc., 7.5%, 2013                                                    795,000                 800,962
Neiman Marcus Group, Inc., 9%, 2015                                            1,030,000               1,102,100
Neiman Marcus Group, Inc., 10.375%, 2015                                         660,000                 726,000
Rite Aid Corp., 9.5%, 2017 (n)                                                 1,105,000               1,060,800
                                                                                                    ------------
                                                                                                    $  5,103,337
                                                                                                    ------------
SPECIALTY STORES - 1.2%
Claire's Stores, Inc., 9.25%, 2015 (n)                                     $   1,305,000            $  1,239,750
Claire's Stores, Inc., 10.5%, 2017 (z)                                           525,000                 479,062
Michaels Stores, Inc., 11.375%, 2016 (n)                                       1,690,000               1,766,050
Payless ShoeSource, Inc., 8.25%, 2013                                          1,120,000               1,139,600
                                                                                                    ------------
                                                                                                    $  4,624,462
                                                                                                    ------------
SUPERMARKETS - 0.6%
Jitney Jungle Stores of America, Inc., 10.375%, 2007 (d)                   $      35,000            $          0
Stater Brothers Holdings, Inc., 7.75%, 2015 (n)                                1,165,000               1,167,913
SUPERVALU, Inc., 7.5%, 2014                                                    1,170,000               1,199,250
                                                                                                    ------------
                                                                                                    $  2,367,163
                                                                                                    ------------
TELECOMMUNICATIONS - WIRELESS - 0.9%
Centennial Communications Corp., 10%, 2013                                 $     290,000            $    311,025
Centennial Communications Corp., 10.125%, 2013                                   615,000                 659,588
MetroPCS Wireless, Inc., 9.25%, 2014 (n)                                         515,000                 531,738
Wind Acquisition Finance S.A., 10.75%, 2015 (n)                                1,620,000               1,858,950
                                                                                                    ------------
                                                                                                    $  3,361,301
                                                                                                    ------------
TRANSPORTATION - SERVICES - 0.9%
Hertz Corp., 8.875%, 2014                                                  $   2,135,000            $  2,225,737
Stena AB, 7%, 2016                                                             1,123,000               1,123,000
                                                                                                    ------------
                                                                                                    $  3,348,737
                                                                                                    ------------
UTILITIES - ELECTRIC POWER - 4.0%
AES Corp., 9.375%, 2010                                                    $   1,595,000            $  1,696,681
Edison Mission Energy, 7%, 2017 (n)                                            4,275,000               4,029,187
Edison Mission Energy, 7.625%, 2027 (n)                                          455,000                 429,975
Mirant Americas Generation LLC, 8.3%, 2011                                       900,000                 929,250
Mirant North American LLC, 7.375%, 2013                                        1,390,000               1,421,275
NRG Energy, Inc., 7.375%, 2016                                                 4,430,000               4,441,075
Reliant Energy, Inc., 7.875%, 2017                                             2,000,000               1,945,000
                                                                                                    ------------
                                                                                                    $ 14,892,443
                                                                                                    ------------
TOTAL BONDS
(IDENTIFIED COST, $311,447,506)                                                                     $310,709,629
                                                                                                    ------------
FLOATING RATE LOANS (g)(r) - 7.2%
AUTOMOTIVE - 0.9%
Ford Motor Co., Term Loan B, 8.36%, 2013                                   $   2,493,216            $  2,501,700
Mark IV Industries, Inc., Second Lien Term Loan, 11.1%, 2011                   1,014,271               1,017,229
                                                                                                    ------------
                                                                                                    $  3,518,929
                                                                                                    ------------
BROADCASTING - 0.2%
Gray Television, Inc., Term Loan, 6.85%, 2014                              $     815,159            $    811,592
                                                                                                    ------------
BUILDING - 0.1%
Building Materials Holding Corp., Second Lien Term Loan, 11.13%, 2014      $     455,894            $    446,016
                                                                                                    ------------
CABLE TV - 0.8%
Charter Communications Operating LLC, Term Loan, 7.36%, 2014               $     812,536            $    804,208
CSC Holdings, Inc., Incremental Term Loan, 7.07%, 2013                         1,250,704               1,249,261
Mediacom Illinois LLC, Term Loan A, 6.86%, 2012                                1,117,793               1,108,012
                                                                                                    ------------
                                                                                                    $  3,161,481
                                                                                                    ------------
CHEMICALS - 0.5%
Celanese AG, Term Loan B, 7.1%, 2014                                       $   1,763,453            $  1,765,106
                                                                                                    ------------
CONTAINERS - 0.3%
Altivity Packaging LLC, Second Lien Term Loan, 10.32%, 2013                $     301,333            $    306,104
Altivity Packaging LLC, Second Lien Term Loan, 10.32%, 2013                      941,667                 956,576
                                                                                                    ------------
                                                                                                    $  1,262,680
                                                                                                    ------------
FOOD & BEVERAGES - 0.7%
Dean Foods Co., Term Loan B, 6.86%, 2014                                   $   1,352,803            $  1,350,266
Dole Food Co., Inc., Letter of Credit, 5.23%, 2013                               112,095                 111,555
Dole Food Co., Inc., Term Loan, 7.54%, 2013                                      249,062                 247,861
Dole Food Co., Inc., Term Loan C, 7.45%, 2013                                    830,205                 826,203
                                                                                                    ------------
                                                                                                    $  2,535,885
                                                                                                    ------------
FOREST & PAPER PRODUCTS - 0.5%
Georgia-Pacific Corp., Term Loan, 7.11%, 2012                              $   1,719,703            $  1,722,855
Georgia-Pacific Corp., Term Loan B-2, 7.11%, 2012                                114,451                 114,635
                                                                                                    ------------
                                                                                                    $  1,837,490
                                                                                                    ------------
GAMING & LODGING - 0.5%
Gulfside Casino, Term Loan B, 10.34%, 2012                                 $   1,810,149            $  1,819,200
                                                                                                    ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.8%
Community Health Systems, Inc., Term Loan B, 2014 (o)                      $      68,103            $     68,178
Community Health Systems, Inc., Term Loan B, 2012 (o)                          1,028,147               1,029,272
HCA, Inc., Term Loan B, 7.61%, 2012                                            1,723,110               1,728,957
                                                                                                    ------------
                                                                                                    $  2,826,407
                                                                                                    ------------
NATURAL GAS - PIPELINE - 0.2%
Kinder Morgan, Inc., Term Loan, 6.82%, 2014                                $     598,487            $    597,215
                                                                                                    ------------
POLLUTION CONTROL - 0.4%
Allied Waste North America, Inc., Term Loan, 7.07%, 2012                   $     880,844            $    882,495
Allied Waste North America, Inc.,Term Loan A, Credit Linked
Deposit, 7.09%, 2012                                                             503,454                 504,713
                                                                                                    ------------
                                                                                                    $  1,387,208
                                                                                                    ------------
PRINTING & PUBLISHING - 0.9%
Idearc, Inc., Term Loan B, 7.36%, 2014                                     $   1,894,998            $  1,900,525
Nielsen Finance LLC, Term Loan B, 7.61%, 2013                                  1,460,499               1,468,350
                                                                                                    ------------
                                                                                                    $  3,368,875
                                                                                                    ------------
SPECIALTY STORES - 0.4%
Michaels Stores, Inc., Term Loan B, 7.63%, 2013                            $   1,480,337            $  1,463,684
                                                                                                    ------------
TOTAL FLOATING RATE LOANS (IDENTIFIED COST, $26,799,282)                                            $ 26,801,768
                                                                                                    ------------

COMMON STOCKS - 1.9%

CABLE TV - 0.4%
Comcast Corp., "A" (a)                                                            22,300            $    627,076
Time Warner Cable, Inc. (a)                                                       18,500                 724,645
                                                                                                    ------------
                                                                                                    $  1,351,721
                                                                                                    ------------
CONSUMER GOODS & SERVICES - 0.0%
Central Garden & Pet Co. (a)                                                      15,100            $    185,126
                                                                                                    ------------
ELECTRONICS - 0.1%
Intel Corp.                                                                       15,600            $    370,656
                                                                                                    ------------
ENERGY - INDEPENDENT - 0.4%
Chesapeake Energy Corp.                                                           10,200            $    352,920
Foundation Coal Holdings, Inc.                                                    23,540                 956,666
                                                                                                    ------------
                                                                                                    $  1,309,586
                                                                                                    ------------
ENERGY - INTEGRATED - 0.1%
Chevron Corp.                                                                      4,600            $    387,504
                                                                                                    ------------
FOREST & PAPER PRODUCTS - 0.1%
Louisiana-Pacific Corp.                                                           16,100            $    304,612
                                                                                                    ------------
MAJOR BANKS - 0.1%
Bank of America Corp.                                                              3,800            $    185,782
JPMorgan Chase & Co.                                                               3,800                 184,110
                                                                                                    ------------
                                                                                                    $    369,892
                                                                                                    ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.1%
Omnicare, Inc.                                                                    11,300            $    407,478
                                                                                                    ------------
METALS & MINING - 0.0%
Oxford Automotive, Inc. (a)                                                           82            $          0
                                                                                                    ------------
NATURAL GAS - PIPELINE - 0.1%
Williams Cos., Inc.                                                               14,600            $    461,652
                                                                                                    ------------
PHARMACEUTICALS - 0.1%
Johnson & Johnson                                                                  6,200            $    382,044
                                                                                                    ------------
PRINTING & PUBLISHING - 0.0%
Golden Books Family Entertainment, Inc. (a)                                        2,125            $          0
                                                                                                    ------------
REAL ESTATE - 0.2%
Host Hotels & Resorts, Inc., REIT                                                 32,300            $    746,776
                                                                                                    ------------
TELEPHONE SERVICES - 0.2%
Windstream Corp.                                                                  39,600            $    584,496
                                                                                                    ------------
TOTAL COMMON STOCKS
(IDENTIFIED COST, $6,654,502)                                                                       $  6,861,543
                                                                                                    ------------
PREFERRED STOCKS - 0.0%
REAL ESTATE - 0.0%
HRPT Properties Trust, "B", REIT, 8.75% (Identified Cost, $32,820)                 1,200            $     30,444
                                                                                                    ------------
SHORT-TERM OBLIGATIONS (y) - 6.3%
Ciesco LLC, 5.37%, due 7/02/07                                             $  14,936,000            $ 14,933,772
New Center Asset Trust, 5.36%, due 7/02/07                                     8,703,000               8,701,704
                                                                                                    ------------
TOTAL SHORT-TERM OBLIGATIONS, AT AMORTIZED COST AND VALUE                                           $ 23,635,476
                                                                                                    ------------
TOTAL INVESTMENTS
(IDENTIFIED COST, $368,569,586) (k)                                                                 $368,038,860
                                                                                                    ------------
OTHER ASSETS,
LESS LIABILITIES - 1.5%                                                                                5,731,660
                                                                                                    ------------
NET ASSETS - 100.0%                                                                                 $373,770,520
                                                                                                    ------------

(a) Non-income producing security.
(d) Non-income producing security - in default.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(k) As of June 30, 2007, the series held securities fair valued in accordance with the policies adopted by the
    Board of Trustees, aggregating $300,499,261 and 81.65% of market value. An independent pricing service provided an evaluated bid for 81.43% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $71,723,264 representing
    19.2% of net assets.
(o) All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(p) Payment-in-kind security.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.
    These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The series holds the following restricted securities:

                                                           ACQUISITION     ACQUISITION       CURRENT     TOTAL % OF
RESTRICTED SECURITIES                                          DATE            COST       MARKET VALUE   NET ASSETS
-------------------------------------------------------------------------------------------------------------------

Airlie LCDO Ltd., CDO, FRN, 7.25%, 2011                      10/13/06       $  677,000       $  672,803
Anthracite Ltd., CDO, 6%, 2037                               5/14/02           191,575          258,836
Arbor Realty Mortgage Securities, CDO, FRN, 7.655%, 2038     12/20/05          704,557          708,644
Asset Securitization Corp., FRN, 8.6363%, 2029               1/25/05         1,726,172        2,110,714
Bristow Group, Inc., 7.5%, 2017                              6/07/07           815,000          817,037
CanWest MediaWorks LP, 9.25%, 2015                           6/28/07           815,000          817,038
Claire's Stores, Inc., 10.5%, 2017                           6/26/07           486,938          479,062
Community Health Systems, Inc., 8.875%, 2015                 6/27/07         2,323,480        2,372,175
CWCapital Cobalt CDO Ltd., "F", FRN, 6.655%, 2050            4/12/06           500,000          486,700
Spansion LLC, 11.25%, 2016                               6/07/07-6/12/07     1,363,306        1,328,700
VWR Funding, Inc., 10.25%, 2015                              6/26/07           905,000          902,738
Wachovia Credit, CDO, FRN, 6.71%, 2026                       6/08/06           372,000          361,621
----------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                 $11,316,068     3.0%
                                                                                         =============================

The following abbreviations are used in this report and are defined:
CDO       Collateralized Debt Obligation
CLN       Credit-Linked Note
CLO       Collateralized Loan Obligation
FRN       Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT      Real Estate Investment Trust

FUTURES CONTRACTS OUTSTANDING AT 6/30/07
                                                                                                      UNREALIZED
                                                                                      EXPIRATION     APPRECIATION
DESCRIPTION                                        CONTRACTS           VALUE             DATE       (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------

U.S. Treasury Bond (Long)                             102           $10,990,500         Jun-07        $(154,951)

SWAP AGREEMENTS AT 6/30/07

                                                                                                        UNREALIZED
                     NOTIONAL                                     CASH FLOWS          CASH FLOWS       APPRECIATION
EXPIRATION            AMOUNT              COUNTERPARTY            TO RECEIVE            TO PAY        (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------

CREDIT DEFAULT SWAPS

   1/20/12     USD     1,300,000  Goldman Sachs & Co.                 (1)          1.49% (fixed rate)     $  3,595
   6/20/12     USD     1,300,000  Morgan Stanley               3.76% (fixed rate)         (2)              (41,850)
   6/20/12     USD       650,000  Morgan Stanley               4.15% (fixed rate)         (2)              (11,134)
   6/20/09     USD     1,300,000  JP Morgan Chase & Co.        4.1% (fixed rate)          (3)                9,984
   6/20/09     USD       650,000  JP Morgan Chase & Co.        4.8% (fixed rate)          (3)               13,040
   3/20/17     USD       215,000  JP Morgan Chase & Co.               (4)          0.78% (fixed rate)         (631)
   3/20/17     USD       215,000  JP Morgan Chase & Co.               (4)          0.80% (fixed rate)         (960)
   3/20/17     USD       220,000  Merrill Lynch & Co., Inc.           (4)          0.81% (fixed rate)         (600)
                                                                                                          ---------
                                                                                                          $(28,556)
                                                                                                          =========

(1) Series to receive notional amount upon a defined credit default event by Constellation Brands, 8.0%, 2/15/08.
(2) Series to pay notional amount upon a defined credit default event by Bowater Inc., 6.5%, 6/15/13.
(3) Series to pay notional amount upon a defined credit default event by Abitibi Consolidated, 8.375%, 4/01/15.
(4) Series to receive notional amount upon a defined credit default event by Waste Management, 7.375%, 8/01/10.

At June 30, 2007, the series had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your series' balance sheet, which details the assets and liabilities comprising the total value of the series.

AT 6/30/07

ASSETS
--------------------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $368,569,586)                           $368,038,860
Cash                                                                                 681,816
Receivable for daily variation margin on open futures contracts                       98,812
Receivable for investments sold                                                    6,026,428
Receivable for series shares sold                                                    448,397
Interest and dividends receivable                                                  6,452,874
Unrealized appreciation on credit default swaps                                       26,619
Other assets                                                                           3,594
--------------------------------------------------------------------------------------------------------------------
Total assets                                                                                            $381,777,400
--------------------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                 $7,710,551
Payable for series shares reacquired                                                  69,595
Unrealized depreciation on credit default swaps                                       55,175
Payable to affiliates
  Investment adviser                                                                  11,216
  Management fee                                                                      21,468
  Shareholder servicing costs                                                          1,326
  Distribution fees                                                                      251
  Administrative services fee                                                            609
Payable for independent trustees' compensation                                         1,335
Accrued expenses and other liabilities                                               135,354
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                         $8,006,880
--------------------------------------------------------------------------------------------------------------------
Net assets                                                                                              $373,770,520
--------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
--------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                 $370,760,976
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies                         (714,233)
Accumulated net realized gain (loss) on investments                               (9,622,198)
Undistributed net investment income                                               13,345,975
--------------------------------------------------------------------------------------------------------------------
Net assets                                                                                              $373,770,520
--------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                 38,873,513
--------------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net assets                                                                    $361,322,527
  Shares outstanding                                                              37,573,975
--------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                    $9.62
--------------------------------------------------------------------------------------------------------------------
Service Class shares
  Net assets                                                                     $12,447,993
  Shares outstanding                                                               1,299,538
--------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                    $9.58
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your series earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by series operations.

SIX MONTHS ENDED 6/30/07

NET INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------------------
Income
  Interest                                                                        $14,880,865
  Dividends                                                                            63,890
--------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                  $14,944,755
--------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                   $1,403,187
  Distribution fees                                                                    15,389
  Shareholder servicing costs                                                          65,576
  Administrative services fee                                                          37,081
  Independent trustees' compensation                                                    6,529
  Custodian fee                                                                        43,740
  Shareholder communications                                                           80,339
  Auditing fees                                                                        27,350
  Legal fees                                                                           13,072
  Miscellaneous                                                                         7,129
--------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                            $1,699,392
--------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                 (2,299)
  Reduction of expenses by investment adviser                                         (98,957)
--------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                              $1,598,136
--------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                    $13,346,619
--------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                          $4,985,898
  Futures contracts                                                                  (425,339)
  Swap transactions                                                                    83,999
--------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                                   $4,644,558
--------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                     $(7,734,399)
  Futures contracts                                                                    50,973
  Swap transactions                                                                   (28,556)
--------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                                $(7,711,982)
--------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                                   $(3,067,424)
--------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                     $10,279,195
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                          SIX MONTHS ENDED                YEAR ENDED
                                                                                   6/30/07                  12/31/06
                                                                               (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS
--------------------------------------------------------------------------------------------------------------------
Net investment income                                                            $13,346,619             $25,107,921
Net realized gain (loss) on investments                                            4,644,558                 (47,788)
Net unrealized gain (loss) on investments                                         (7,711,982)             10,046,206
--------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                             $10,279,195             $35,106,339
--------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
From net investment income
  Initial Class                                                                 $(24,944,300)           $(27,103,042)
  Service Class                                                                     (830,071)               (793,009)
--------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                    $(25,774,371)           $(27,896,051)
--------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                              $22,256,907             $(5,521,813)
--------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                        $6,761,731              $1,688,475
--------------------------------------------------------------------------------------------------------------------

NET ASSETS
--------------------------------------------------------------------------------------------------------------------
At beginning of period                                                          $367,008,789            $365,320,314
At end of period (including undistributed net investment income of
$13,345,975 and $25,773,727, respectively)                                      $373,770,520            $367,008,789
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS
                                                 SIX MONTHS                             YEARS ENDED 12/31
                                                    ENDED        -----------------------------------------------------------
                                                   6/30/07          2006         2005         2004         2003         2002
                                                 (UNAUDITED)
Net asset value, beginning of period                $10.04         $9.87       $10.37        $9.97        $8.81        $9.22
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.35         $0.68        $0.67        $0.68        $0.68        $0.73
Net realized and unrealized gain (loss)
on investments                                       (0.06)         0.29        (0.48)        0.19         0.87        (0.50)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.29         $0.97        $0.19        $0.87        $1.55        $0.23
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.71)       $(0.80)      $(0.69)      $(0.47)      $(0.39)      $(0.64)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $9.62        $10.04        $9.87       $10.37        $9.97        $8.81
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                            2.84(n)      10.37         2.16         9.15        17.96         2.56
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                0.90(a)       0.91         0.90         0.86         0.89         0.88
Expenses after expense reductions (f)                 0.85(a)       0.88         0.90         0.89(e)      0.90(e)      0.90(e)
Net investment income                                 7.14(a)       7.06         6.81         6.86         7.23         8.32
Portfolio turnover                                      43            92           56           63           82           68
Net assets at end of period (000 Omitted)         $361,323      $355,113     $355,264     $379,246     $319,245     $120,711
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS

                                                     SIX MONTHS                           YEARS ENDED 12/31
                                                        ENDED       --------------------------------------------------------
                                                       6/30/07          2006        2005        2004        2003        2002
                                                     (UNAUDITED)
Net asset value, beginning of period                     $9.99         $9.80      $10.29       $9.91       $8.77       $9.20
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                $0.34         $0.66       $0.68       $0.65       $0.65       $0.70
Net realized and unrealized gain (loss) on
investments                                              (0.07)         0.27       (0.50)       0.19        0.88       (0.49)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         $0.27         $0.93       $0.18       $0.84       $1.53       $0.21
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
From net investment income                              $(0.68)       $(0.74)     $(0.67)     $(0.46)     $(0.39)     $(0.64)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.58         $9.99       $9.80      $10.29       $9.91       $8.77
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                                2.72(n)       9.99        2.05        8.82       17.70        2.33
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                    1.15(a)       1.16        1.15        1.11        1.14        1.13
Expenses after expense reductions (f)                     1.10(a)       1.13        1.15        1.14(e)     1.15(e)     1.15(e)
Net investment income                                     6.89(a)       6.81        6.38        6.62        6.99        8.16
Portfolio turnover                                          43            92          56          63          82          68
Net assets at end of period (000 Omitted)              $12,448       $11,896     $10,056     $55,562     $40,955     $17,190
----------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(e) Ratio includes a reimbursement fee for expenses borne by MFS in prior years under the then existing expense reimbursement agreement.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS High Income Series (the series) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2007, there were 28 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The series can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional- size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the series' investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the series' valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the series' net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the series' net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the series' net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the series, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the series' financial statements.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The series may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the series uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include futures contracts and swap agreements.

FUTURES CONTRACTS - The series may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the series is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the series each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the series. Upon entering into such contracts, the series bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the series may not achieve the anticipated benefits of the futures contracts and may realize a loss.

SWAP AGREEMENTS - The series may enter into swap agreements. A swap is an exchange of cash payments between the series and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the series' custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market movement of the underlying instrument. All swap agreements entered into by the series with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed. The series holds a credit default swap in which one party makes a stream of payments based on a fixed percentage applied to the notional amount to another party in exchange for the right to receive a specified return in the event of a default by a third party, such as a corporate issuer or foreign issuer, on its obligation. The series may enter into credit default swaps to limit or to reduce its risk exposure to defaults of corporate and sovereign issuers or to create direct or synthetic short or long exposure to corporate debt securities or certain sovereign debt securities to which it is not otherwise exposed.

HYBRID INSTRUMENTS - The series may invest in indexed or hybrid securities on which any combination of interest payments, the principal or stated amount payable at maturity is determined by reference to prices of other securities, currencies, indexes, economic factors or other measures, including interest rates, currency exchange rates, or securities indices. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swaps, options, futures and currencies. Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark, underlying assets or economic indicator may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark, underlying asset or economic indicator may not move in the same direction or at the same time.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS - The series may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the series to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

INDEMNIFICATIONS - Under the series' organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the series. Additionally, in the normal course of business, the series enters into agreements with service providers that may contain indemnification clauses. The series' maximum exposure under these agreements is unknown as this would involve future claims that may be made against the series that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. The series earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. These fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the series is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the series or in unrealized gain/loss if the security is still held by the series. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. This amount, for the six months ended June 30, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, defaulted bonds, wash sale loss deferrals, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                              12/31/06
       Ordinary income (including any
       short-term capital gains)                           $27,896,051

The federal tax cost and the tax basis components of distributable earnings were as follows:

       AS OF 6/30/07

       Cost of investments                                $369,339,955
       ---------------------------------------------------------------
       Gross appreciation                                   $4,609,028
       Gross depreciation                                   (5,910,123)
       ---------------------------------------------------------------
       Net unrealized appreciation (depreciation)          $(1,301,095)

       AS OF 12/31/06
       Undistributed ordinary income                       $25,773,999
       Capital loss carryforwards                          (13,560,540)
       Other temporary differences                                (272)
       Net unrealized appreciation (depreciation)            6,291,533

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2006, the series had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

                 12/31/09                  $(2,125,589)
                 12/31/10                   (8,888,518)
                 12/31/13                     (192,521)
                 12/31/14                   (2,353,912)
                 --------------------------------------
                                          $(13,560,540)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the series. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the series' average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.70% for the first $1 billion of average daily net assets and 0.65% of average daily net assets in excess of $1 billion. This written agreement may be rescinded only upon consent of the series' Board of Trustees. This management fee reduction amounted to $93,546, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2007 was equivalent to an annual effective rate of 0.70% of the series' average daily net assets.

The investment adviser has agreed in writing to pay a portion of the series' operating expenses, exclusive of management, distribution and certain other fees and expenses, such that operating expenses do not exceed 0.15% annually of the series' average daily net assets. This written agreement will continue through April 30, 2008 unless changed or rescinded by the series' Board of Trustees. For the six months ended June 30, 2007, this reduction amounted to $4,475 and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the series for its services as shareholder servicing agent. For the six months ended June 30, 2007, the fee was $65,482, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the six months ended June 30, 2007, these costs amounted to $76. The series may also pay shareholder servicing related costs to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the series. Under an administrative services agreement, the series partially reimburses MFS the costs incurred to provide these services. The series is charged a fixed amount plus a fee based on calendar year average net assets. The series' annual fixed amount is $17,500. The administrative services fee incurred for the six months ended June 30, 2007 was equivalent to an annual effective rate of 0.0198% of the series' average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The series pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to trustees or officers of the series who are also officers of the investment adviser, all of whom receive remuneration for their services to the series from MFS. Certain officers and trustees of the series are officers or directors of MFS, MFD, and MFSC.

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended June 30, 2007, the fee paid to Tarantino LLC was $981. MFS has agreed to reimburse the series for a portion of the payments made by the funds to Tarantino LLC in the amount of $936, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $155,116,096 and $150,445,135, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                    SIX MONTHS ENDED 6/30/07         YEAR ENDED 12/31/06
                                                                     SHARES          AMOUNT          SHARES         AMOUNT
Shares sold
  Initial Class                                                     1,916,173      $19,124,990     4,346,709     $41,824,785
  Service Class                                                       175,361        1,762,388       246,541       2,390,147
----------------------------------------------------------------------------------------------------------------------------
                                                                    2,091,534      $20,887,378     4,593,250     $44,214,932

Shares issued to shareholders in reinvestment of distributions
  Initial Class                                                     2,587,583      $24,944,300     2,892,534     $27,103,042
  Service Class                                                        86,376          830,071        84,813         793,009
----------------------------------------------------------------------------------------------------------------------------
                                                                    2,673,959      $25,774,371     2,977,347     $27,896,051

Shares reacquired
  Initial Class                                                    (2,304,266)    $(22,870,242)   (7,855,022)   $(76,017,847)
  Service Class                                                      (152,704)      (1,534,600)     (167,498)     (1,614,949)
----------------------------------------------------------------------------------------------------------------------------
                                                                   (2,456,970)    $(24,404,842)   (8,022,520)   $(77,632,796)

Net change
  Initial Class                                                     2,199,490      $21,199,048      (615,779)    $(7,090,020)
  Service Class                                                       109,033        1,057,859       163,856       1,568,207
----------------------------------------------------------------------------------------------------------------------------
                                                                    2,308,523      $22,256,907      (451,923)    $(5,521,813)

(6) LINE OF CREDIT

The series and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the series and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2007, the series' commitment fee and interest expense on the line of credit were $1,111 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS is available by clicking on the series' name under "Variable Insurance Trust" in the "Products and Performance" section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

    Public Reference Room
    Securities and Exchange Commission
    100 F Street, NE, Room 1580
    Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT US


Web site
mfs.com


Account service and
literature

Shareholders
1-877-411-3325
9 a.m. to 5 p.m. ET


Investment professionals
1-800-637-8630
8 a.m. to 5 p.m. ET


Mailing address
MFS Service Center, Inc.
Attn: Institutional Alliance Services (IAS)
P.O. Box 55824
Boston, MA
02205-5824


Overnight mail
MFS Service Center, Inc.
Attn: Institutional Alliance Services (IAS)
500 Boylston Street
Boston, MA 02116-3741


M F S(R)
INVESTMENT MANAGEMENT

                                                    MFS(R) NEW DISCOVERY SERIES
                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                      MFS(R) Variable Insurance Trust(SM)
                               Semiannual report

                                                                        6/30/07
                                                                        VND-SEM

MFS(R) NEW DISCOVERY SERIES

TABLE OF CONTENTS

----------------------------------------------------
LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
EXPENSE TABLE                                      3
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           4
----------------------------------------------------
FINANCIAL STATEMENTS                               7
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     12
----------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT     17
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             17
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    17
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. As of mid-May 2007, it had returned another 8% and continued to reach new highs. But the Dow's upward rise has not been without hiccups. After hitting new records in February, the Dow lost 5.8% between February 20 and March 5, as stocks were sold off around the globe. As we have said before, markets are volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              99.6%
              Csh & Other Net Assets                      0.4%

              TOP TEN HOLDINGS

              Corporate Executive Board Co.               4.3%
              ------------------------------------------------
              NICE Systems Ltd., AD                       2.5%
              ------------------------------------------------
              MWI Veterinary Supply, Inc.                 2.3%
              ------------------------------------------------
              Transaction Systems Architects, Inc.        2.0%
              ------------------------------------------------
              ARM Holdings PLC                            2.0%
              ------------------------------------------------
              ATMI, Inc.                                  1.9%
              ------------------------------------------------
              Red Robin Gourmet Burgers, Inc.             1.9%
              ------------------------------------------------
              Hittite Microwave Corp.                     1.9%
              ------------------------------------------------
              North American Energy Partners, Inc.        1.8%
              ------------------------------------------------
              Central Garden & Pet Co., "A"               1.7%
              ------------------------------------------------

              EQUITY SECTORS

              Health Care                                23.5%
              ------------------------------------------------
              Technology                                 20.6%
              ------------------------------------------------
              Special Products & Services                10.6%
              ------------------------------------------------
              Leisure                                     8.9%
              ------------------------------------------------
              Retailing                                   8.3%
              ------------------------------------------------
              Industrial Goods & Services                 6.4%
              ------------------------------------------------
              Financial Services                          5.4%
              ------------------------------------------------
              Energy                                      5.1%
              ------------------------------------------------
              Consumer Staples                            2.7%
              ------------------------------------------------
              Utilities & Communications                  2.4%
              ------------------------------------------------
              Basic Materials                             2.3%
              ------------------------------------------------
              Autos & Housing                             1.8%
              ------------------------------------------------
              Transportation                              1.6%
              ------------------------------------------------

Percentages are based on net assets as of 06/30/07.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE CONTRACT HOLDERS DURING THE PERIOD,
JANUARY 1, 2007 THROUGH JUNE 30, 2007.

As a contract holder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2007 through June 30, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    1/01/07-
Class                       Ratio       1/01/07        6/30/07        6/30/07
--------------------------------------------------------------------------------
         Actual             1.02%     $1,000.00       $1,094.20        $5.30
Initial  -----------------------------------------------------------------------
 Class   Hypothetical(h)    1.02%     $1,000.00       $1,019.74        $5.11
--------------------------------------------------------------------------------
         Actual             1.27%     $1,000.00       $1,092.70        $6.59
Service  -----------------------------------------------------------------------
 Class   Hypothetical(h)    1.27%     $1,000.00       $1,018.50        $6.36
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/07

The Portfolio of Investments is a complete list of all securities owned by your series. It is categorized by broad-based asset classes.

ISSUER                                            SHARES/PAR         VALUE ($)

COMMON STOCKS - 99.6%
AIRLINES - 0.5%
Allegiant Travel Co. (a)(l)                          132,730     $    4,080,120
                                                                 --------------
ALCOHOLIC BEVERAGES - 0.3%
Castle Brands, Inc. (a)(l)                           196,680     $    1,101,408
Castle Brands, Inc. (a)(z)                           296,700          1,495,368
                                                                 --------------
                                                                 $    2,596,776
                                                                 --------------
APPAREL MANUFACTURERS - 1.4%
Quiksilver, Inc. (a)(l)                              882,280     $   12,466,616
                                                                 --------------
BIOTECHNOLOGY - 2.5%
Gen-Probe, Inc. (a)(l)                               120,750     $    7,295,715
Millipore Corp. (a)(l)                               194,300         14,589,987
                                                                 --------------
                                                                 $   21,885,702
                                                                 --------------
BROADCASTING - 1.1%
Live Nation, Inc. (a)(l)                             414,190     $    9,269,572
                                                                 --------------
BROKERAGE & ASSET MANAGERS - 1.5%
GFI Group, Inc. (a)(l)                                87,450     $    6,338,376
HFF, Inc., "A" (a)(l)                                416,530          6,460,380
                                                                 --------------
                                                                 $   12,798,756
                                                                 --------------
BUSINESS SERVICES - 6.9%
Bright Horizons Family Solutions, Inc. (a)(l)        160,690     $    6,252,448
Corporate Executive Board Co. (l)                    574,951         37,320,069
CoStar Group, Inc. (a)(l)                            202,800         10,724,064
Syntel, Inc. (l)                                     175,970          5,347,728
                                                                 --------------
                                                                 $   59,644,309
                                                                 --------------
CHEMICALS - 0.8%
Nalco Holding Co. (l)                                253,760     $    6,965,712
                                                                 --------------
COMPUTER SOFTWARE - 5.6%
CommVault Systems, Inc. (a)                          442,930     $    7,649,401
Guidance Software, Inc. (a)(l)                       303,465          4,278,857
Opsware, Inc. (a)(l)                               1,161,460         11,045,485
TIBCO Software, Inc. (a)(l)                          906,880          8,207,264
Transaction Systems Architects, Inc. (a)(l)          509,665         17,155,324
                                                                 --------------
                                                                 $   48,336,331
                                                                 --------------
COMPUTER SOFTWARE - SYSTEMS - 0.6%
iGate Corp. (a)(l)                                   360,246     $    2,889,173
PROS Holdings, Inc. (a)                              196,820          2,578,342
                                                                 --------------
                                                                 $    5,467,515
                                                                 --------------
CONSTRUCTION - 1.8%
Dayton Superior Corp. (a)                            294,710     $    3,978,585
M.D.C. Holdings, Inc. (l)                            247,610         11,974,420
                                                                 --------------
                                                                 $   15,953,005
                                                                 --------------
CONSUMER GOODS & SERVICES - 4.6%
Central Garden & Pet Co., "A" (a)(l)               1,269,990     $   14,896,983
New Oriental Education &
Technology Group, ADR (a)(l)                         250,320         13,447,190
Strayer Education, Inc. (l)                           87,000         11,458,770
                                                                 --------------
                                                                 $   39,802,943
                                                                 --------------
ELECTRICAL EQUIPMENT - 1.8%
MSC Industrial Direct Co., Inc., "A" (l)             162,230     $    8,922,650
WESCO International, Inc. (a)(l)                     105,530          6,379,289
                                                                 --------------
                                                                 $   15,301,939
                                                                 --------------
ELECTRONICS - 7.7%
ARM Holdings PLC                                   5,793,060     $   16,936,398
ATMI, Inc. (a)(l)                                    537,750         16,132,500
Hittite Microwave Corp. (a)(l)                       374,930         16,020,759
Intersil Corp., "A"                                  207,790          6,537,073
MathStar, Inc. (a)(l)                                521,070            802,448
PLX Technology, Inc. (a)(l)                          370,732          4,137,369
Volterra Semiconductor Corp. (a)(l)                  402,260          5,712,092
                                                                 --------------
                                                                 $   66,278,639
                                                                 --------------
ENERGY - INDEPENDENT - 2.8%
EXCO Resources, Inc. (a)                             460,260     $    8,026,934
Goodrich Petroleum Corp. (a)(l)                      173,630          6,012,807
Kodiak Oil & Gas Corp. (a)(l)                        877,010          5,086,658
Venoco, Inc. (a)(l)                                  282,470          5,273,715
                                                                 --------------
                                                                 $   24,400,114
                                                                 --------------
ENGINEERING - CONSTRUCTION - 3.6%
InfraSource Services, Inc. (a)                       202,080     $    7,497,168
North American Energy Partners, Inc. (a)             775,610         15,713,859
Quanta Services, Inc. (a)(l)                         244,350          7,494,215
                                                                 --------------
                                                                 $   30,705,242
                                                                 --------------
FOOD & BEVERAGES - 0.7%
Diamond Foods, Inc. (l)                              360,786     $    6,331,794
                                                                 --------------
FOOD & DRUG STORES - 0.4%
Susser Holdings Corp. (a)                            213,680     $    3,463,753
                                                                 --------------
FOREST & PAPER PRODUCTS - 0.7%
Universal Forest Products, Inc. (l)                  148,120     $    6,259,551
                                                                 --------------
GAMING & LODGING - 0.8%
WMS Industries, Inc. (a)                             230,175     $    6,642,851
                                                                 --------------
GENERAL MERCHANDISE - 1.5%
99 Cents Only Stores (a)                             344,830     $    4,520,721
Stage Stores, Inc.                                   420,965          8,823,426
                                                                 --------------
                                                                 $   13,344,147
                                                                 --------------
INTERNET - 1.5%
Limelight Networks, Inc. (a)                          94,860     $    1,876,331
Move, Inc. (a)(l)                                    743,310          3,330,029
TechTarget, Inc. (a)                                 607,590          7,807,532
                                                                 --------------
                                                                 $   13,013,892
                                                                 --------------
LEISURE & TOYS - 1.4%
Activision, Inc. (a)(l)                              341,251     $    6,371,156
THQ, Inc. (a)(l)                                     200,559          6,121,061
                                                                 --------------
                                                                 $   12,492,217
                                                                 --------------
MACHINERY & TOOLS - 1.0%
Ritchie Bros. Auctioneers, Inc.                      143,180     $    8,965,932
                                                                 --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 5.7%
Healthcare Services Group, Inc.(l)                   317,780     $    9,374,510
IDEXX Laboratories, Inc. (a)(l)                      140,743         13,318,510
MWI Veterinary Supply, Inc.(a)(l)                    502,592         20,048,395
VCA Antech, Inc. (a)(l)                              101,680          3,832,319
WebMD Health Corp. (a)(l)                             63,990          3,012,009
                                                                 --------------
                                                                 $   49,585,743
                                                                 --------------
MEDICAL EQUIPMENT - 11.6%
ABIOMED, Inc. (a)(l)                                 244,280     $    2,633,338
Advanced Medical Optics, Inc.(a)(l)                  382,970         13,357,994
AngioDynamics, Inc. (a)(l)                           522,210          9,405,002
Aspect Medical Systems, Inc. (a)(l)                  699,950         10,471,252
AtriCure, Inc. (a)(l)                                279,340          2,382,770
Conceptus, Inc. (a)(l)                               494,117          9,571,046
Cooper Cos., Inc. (l)                                157,670          8,406,964
Cyberonics, Inc. (a)(l)                              301,490          5,071,062
Dexcom, Inc. (a)(l)                                  375,530          3,075,591
DJ Orthopedics, Inc. (a)                              72,100          2,975,567
Haemonetics Corp. (a)(l)                             117,820          6,198,510
Insulet Corp. (a)                                    243,020          3,450,884
Mindray Medical International Ltd., ADR              157,890          4,820,382
NxStage Medical, Inc. (a)(l)                         449,070          5,806,475
Thoratec Corp. (a)(l)                                660,570         12,147,882
                                                                 --------------
                                                                 $   99,774,719
                                                                 --------------
NETWORK & TELECOM - 3.1%
Infinera Corp. (a)                                   214,458     $    5,344,293
NICE Systems Ltd., ADR (a)(l)                        613,940         21,328,276
                                                                 --------------
                                                                 $   26,672,569
                                                                 --------------
OIL SERVICES - 2.3%
Dresser-Rand Group, Inc. (a)(l)                      220,850     $    8,723,575
Natural Gas Services Group, Inc.(a)(l)               200,620          3,587,086
Universal Compression Holdings,Inc. (a)               98,600          7,145,542
                                                                 --------------
                                                                 $   19,456,203
                                                                 --------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 3.9%
Commerce Bancorp, Inc. (l)                           339,750     $   12,567,352
Nelnet, Inc., "A" (l)                                162,340          3,967,590
New York Community Bancorp, Inc. (l)                 454,060          7,728,101
Signature Bank (a)(l)                                284,820          9,712,362
                                                                 --------------
                                                                 $   33,975,405
                                                                 --------------
PERSONAL COMPUTERS & PERIPHERALS - 2.1%
Mellanox Technologies Ltd. (a)(l)                    263,360     $    5,456,819
Nuance Communications, Inc. (a)(l)                   759,494         12,706,335
                                                                 --------------
                                                                 $   18,163,154
                                                                 --------------
PHARMACEUTICALS - 3.7%
Adams Respiratory Therapeutics, Inc. (a)(l)          181,980     $    7,168,192
Cadence Pharmaceuticals, Inc. (a)(l)                 211,250          2,562,462
Endo Pharmaceuticals Holdings, Inc. (a)(l)           231,600          7,927,668
Medicis Pharmaceutical Corp., "A" (l)                418,790         12,789,847
Synta Pharmaceuticals Corp. (a)(l)                   166,040          1,378,132
                                                                 --------------
                                                                 $   31,826,301
                                                                 --------------
RESTAURANTS - 5.6%
Einstein Noah Restaurant Group, Inc. (a)             259,400     $    4,381,266
Panera Bread Co. (a)(l)                              314,450         14,483,567
Peet's Coffee & Tea, Inc. (a)(l)                     152,800          3,763,464
Red Robin Gourmet Burgers, Inc. (a)(l)               397,420         16,043,845
Texas Roadhouse, Inc., "A" (a)(l)                    724,570          9,267,250
                                                                 --------------
                                                                 $   47,939,392
                                                                 --------------
SPECIAL PRODUCTS & SERVICES - 0.8%
Polypore International, Inc. (a)                     416,080     $    7,310,526
                                                                 --------------
SPECIALTY CHEMICALS - 0.8%
Innophos Holdings, Inc. (l)                          238,677     $    3,413,081
Metabolix, Inc. (a)(l)                               121,980          3,053,159
                                                                 --------------
                                                                 $    6,466,240
                                                                 --------------
SPECIALTY STORES - 5.0%
A.C. Moore Arts & Crafts, Inc. (a)(l)                358,430     $    7,028,812
CarMax, Inc. (a)                                     299,060          7,626,030
Citi Trends, Inc. (a)(l)                             135,100          5,128,396
Dick's Sporting Goods, Inc. (a)(l)                   158,710          9,232,161
Monro Muffler Brake, Inc.                            145,150          5,435,868
Urban Outfitters, Inc. (a)(l)                        345,230          8,295,877
                                                                 --------------
                                                                 $   42,747,144
                                                                 --------------
TELEPHONE SERVICES - 2.4%
Global Crossing Ltd. (a)(l)                          360,980     $    6,815,302
Level 3 Communications, Inc. (a)(l)                2,325,960         13,606,866
                                                                 --------------
                                                                 $   20,422,168
                                                                 --------------
TRUCKING - 1.1%
Landstar System, Inc. (l)                            188,070     $    9,074,378
                                                                 --------------
TOTAL COMMON STOCKS
(IDENTIFIED COST, $742,668,172)                                  $  859,881,370
                                                                 --------------
WARRANTS - 0.0%
                                STRIKE    FIRST
                                PRICE    EXERCISE
ALCOHOLIC BEVERAGES - 0.0%
Castle Brands, Inc.
(Identified Cost, $0) (a)(z)    $6.57     5/01/07    118,680     $       68,834
                                                                 --------------
ISSUER                                            SHARES/PAR         VALUE ($)
SHORT-TERM OBLIGATIONS - 0.8%
Cargill, Inc., 5.37%,
due 7/02/07, at Amortized Cost and Value (t)(y)  $ 6,775,000     $    6,773,989
                                                                 --------------
COLLATERAL FOR SECURITIES LOANED - 23.6%
Navigator Securities Lending Prime
Portfolio, at Cost and Net Asset Value           204,026,873     $  204,026,873
                                                                 --------------
TOTAL INVESTMENTS (IDENTIFIED COST, $953,469,034)(k)             $1,070,751,066
                                                                 --------------
OTHER ASSETS,
LESS LIABILITIES - (24.0)%                                         (207,137,825)
                                                                 --------------
NET ASSETS - 100.0%                                              $  863,613,241
                                                                 --------------
(a) Non-income producing security.
(k) As of June 30, 2007, the series had three securities that were fair valued, aggregating $18,500,600, and 1.73% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The series holds the following restricted securities:

                                                          CURRENT
                              ACQUISITION  ACQUISITION    MARKET     TOTAL % OF
RESTRICTED SECURITIES            DATE         COST         VALUE     NET ASSETS
-------------------------------------------------------------------------------

Castle Brands, Inc.             4/18/07        $--          $68,834

Castle Brands, Inc.             4/19/07     1,771,299     1,495,368
-------------------------------------------------------------------------------
Total Restricted Securities                              $1,564,202     0.2%
                                                         ====================

The following abbreviations are used in this report and are defined:

ADR           American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your series' balance sheet, which details the assets and liabilities comprising the total value of the series.

AT 6/30/07

ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value, including $198,848,820 of securities on loan
(identified cost, $953,469,034)                                                       $1,070,751,066
Cash                                                                                       1,305,261
Receivable for investments sold                                                           18,594,153
Receivable for series shares sold                                                            135,374
Interest and dividends receivable                                                             63,318
Other assets                                                                                   7,247
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                   $1,090,856,419
-----------------------------------------------------------------------------------------------------------------------------

LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                        $21,614,673
Payable for series shares reacquired                                                       1,259,454
Collateral for securities loaned, at value                                               204,026,873
Payable to affiliates
  Management fee                                                                              64,190
  Shareholder servicing costs                                                                  3,177
  Distribution fees                                                                            5,799
  Administrative services fee                                                                  1,315
Payable for independent trustees' compensation                                                 2,762
Accrued expenses and other liabilities                                                       264,935
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                $227,243,178
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $863,613,241
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                         $697,843,942
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies                              117,281,992
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                                             51,095,824
Accumulated net investment loss                                                           (2,608,517)
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $863,613,241
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                          48,949,694
-----------------------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net assets                                                                            $582,970,064
  Shares outstanding                                                                      32,847,599
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                            $17.75
-----------------------------------------------------------------------------------------------------------------------------
Service Class shares
  Nets assets                                                                           $280,643,177
  Shares outstanding                                                                      16,102,095
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                            $17.43
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your series earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by series operations.

SIX MONTHS ENDED 6/30/07
NET INVESTMENT LOSS
-----------------------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                                 $1,568,165
  Income on securities loaned                                                                  319,833
  Interest                                                                                     166,428
  Foreign taxes withheld                                                                        (9,078)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                            $2,045,348
-----------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                            $3,780,548
  Distribution fees                                                                            357,270
  Shareholder servicing costs                                                                  147,334
  Administrative services fee                                                                   77,610
  Independent trustees' compensation                                                            11,808
  Custodian fee                                                                                 82,249
  Shareholder communications                                                                   142,476
  Auditing fees                                                                                 22,298
  Legal fees                                                                                     8,181
  Miscellaneous                                                                                 29,000
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                     $4,658,774
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                          (2,810)
  Reduction of expenses by investment adviser                                                   (2,099)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                       $4,653,865
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                               $(2,608,517)
-----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                                  $61,616,046
  Foreign currency transactions                                                                 (2,091)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                         $61,613,955
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                              $15,642,489
  Translation of assets and liabilities in foreign currencies                                      (40)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                        $15,642,449
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                       $77,256,404
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                              $74,647,887
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                     SIX MONTHS ENDED              YEAR ENDED
                                                                                              6/30/07                12/31/06
                                                                                           (UNAUDITED)

CHANGE IN NET ASSETS

FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                       $(2,608,517)            $(5,344,393)
Net realized gain (loss) on investments and foreign currency transactions                  61,613,955              57,348,496
Net unrealized gain (loss) on investments and foreign currency translation                 15,642,449              42,491,061
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $74,647,887             $94,495,164
-----------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign currency transactions
  Initial Class                                                                          $(38,920,995)            $(7,617,758)
  Service Class                                                                           (20,313,905)             (5,419,599)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                             $(59,234,900)           $(13,037,357)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                       $29,367,457             $34,786,063
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                                $44,780,444            $116,243,870
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                    818,832,797             702,588,927
At end of period (including accumulated net investment loss of
$2,608,517 and $0, respectively)                                                         $863,613,241            $818,832,797
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS
                                                 SIX MONTHS                             YEARS ENDED 12/31
                                                    ENDED        -----------------------------------------------------------
                                                   6/30/07          2006         2005         2004         2003         2002
                                                 (UNAUDITED)

Net asset value, beginning of period                $17.42        $15.65       $14.87       $13.96       $10.44       $15.27
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
Net investment loss (d)                             $(0.05)       $(0.10)      $(0.09)      $(0.09)      $(0.08)      $(0.07)
Net realized and unrealized gain (loss) on
investments and foreign currency                      1.66          2.16         0.87         1.00         3.60        (4.76)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $1.61         $2.06        $0.78        $0.91        $3.52       $(4.83)
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments and
foreign currency transactions                       $(1.28)       $(0.29)         $--          $--          $--          $--
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $17.75        $17.42       $15.65       $14.87       $13.96       $10.44
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                            9.42(n)      13.22         5.25         6.52        33.72       (31.63)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.02(a)       1.03         1.06         1.01         1.04         1.05
Expenses after expense reductions (f)                 1.02(a)       1.03         1.06         1.01          N/A         1.05
Net investment loss                                  (0.54)(a)     (0.63)       (0.61)       (0.67)       (0.62)       (0.56)
Portfolio turnover                                      47           106          132          134           88           90
Net assets at end of period (000 Omitted)         $582,970      $533,322     $406,190     $380,100     $290,364     $157,863
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                 SIX MONTHS                             YEARS ENDED 12/31
                                                    ENDED       ------------------------------------------------------------
                                                   6/30/07          2006         2005         2004         2003         2002
                                                 (UNAUDITED)

Net asset value, beginning of period                $17.15        $15.45       $14.71       $13.85       $10.38       $15.22
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
Net investment loss (d)                             $(0.07)       $(0.14)      $(0.12)      $(0.13)      $(0.11)      $(0.09)
Net realized and unrealized gain (loss) on
investments and foreign currency                      1.63          2.13         0.86         0.99         3.58        (4.75)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $1.56         $1.99        $0.74        $0.86        $3.47       $(4.84)
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments and
foreign currency transactions                       $(1.28)       $(0.29)         $--          $--          $--          $--
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $17.43        $17.15       $15.45       $14.71       $13.85       $10.38
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                            9.27(n)      12.93         5.03         6.21        33.43       (31.80)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.27(a)       1.28         1.30         1.26         1.29         1.28
Expenses after expense reductions (f)                 1.27(a)       1.28         1.30         1.26          N/A         1.28
Net investment loss                                  (0.79)(a)     (0.88)       (0.86)       (0.92)       (0.88)       (0.78)
Portfolio turnover                                      47           106          132          134           88           90
Net assets at end of period (000 Omitted)         $280,643      $285,511     $296,399     $386,049     $349,012     $176,319
----------------------------------------------------------------------------------------------------------------------------
(a)  Annualized.
(d)  Per share data are based on average shares outstanding.
(f)  Ratios do not reflect reductions from fees paid indirectly.
(k)  The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)  Not annualized.
(r)  Certain expenses have been reduced without which performance would have been lower.
(s)  From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS New Discovery Series (the series) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2007, there were 118 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the series' investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the series' valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the series' net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the series' net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the series' foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the series' net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the series' net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the series, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the series' financial statements.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INDEMNIFICATIONS - Under the series' organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the series. Additionally, in the normal course of business, the series enters into agreements with service providers that may contain indemnification clauses. The series' maximum exposure under these agreements is unknown as this would involve future claims that may be made against the series that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the series is informed of the dividend if such information is obtained subsequent to the ex- dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the series or in unrealized gain/loss if the security is still held by the series. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. This amount, for the six months ended June 30, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                        12/31/06

              Long-term capital gain                  $13,037,357

The federal tax cost and the tax basis components of distributable earnings were as follows:

              AS OF 6/30/07

              Cost of investments                    $963,831,564
              ---------------------------------------------------
              Gross appreciation                     $132,765,513
              Gross depreciation                      (25,846,011)
              ---------------------------------------------------
              Net unrealized appreciation
              (depreciation)                         $106,919,502

              AS OF 12/31/06

              Undistributed ordinary income           $18,897,809
              Undistributed long-term capital gain     40,335,249
              Other temporary differences                (153,761)
              Net unrealized appreciation
              (depreciation)                           91,277,015

The aggregate cost above includes prior fiscal year end tax adjustments.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on the daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the series. The management fee is computed daily and paid monthly at an annual rate of 0.90% of the series' average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.80% of average daily net assets in excess of $1 billion. This written agreement may be rescinded only upon consent of the series' Board of Trustees. For the six months ended June 30, 2007, the series' average daily net assets did not exceed $1 billion and therefore, the management fee was not reduced.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the series for its services as shareholder servicing agent. For the six months ended June 30, 2007, the fee was $147,021, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the six months ended June 30, 2007, these costs amounted to $235. The series may also pay shareholder servicing related costs to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the series. Under an administrative services agreement, the series partially reimburses MFS the costs incurred to provide these services. The series is charged a fixed amount plus a fee based on calendar year average net assets. The series' annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended June 30, 2007 was equivalent to an annual effective rate of 0.0185% of the series' average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The series pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to trustees or officers of the series who are also officers of the investment adviser, all of whom receive remuneration for their services to the series from MFS. Certain officers and trustees of the series are officers or directors of MFS, MFD, and MFSC.

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended June 30, 2007, the fee paid to Tarantino LLC was $2,200. MFS has agreed to reimburse the series for a portion of the payments made by the funds to Tarantino LLC in the amount of $2,099, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $379,769,891 and $427,937,735 respectively.

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                        SIX MONTHS ENDED 6/30/07          YEAR ENDED 12/31/06
                                                                         SHARES          AMOUNT          SHARES          AMOUNT
Shares sold
  Initial Class                                                         2,719,748      $48,832,007      9,301,395     $151,408,558
  Service Class                                                           728,935       12,869,122      1,643,320       26,882,140
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        3,448,683      $61,701,129     10,944,715     $178,290,698

Shares issued to shareholders in reinvestment of distributions
  Initial Class                                                         2,249,768      $38,920,995        446,528       $7,617,758
  Service Class                                                         1,194,936       20,313,905        322,212        5,419,599
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        3,444,704      $59,234,900        768,740      $13,037,357

Shares reacquired
  Initial Class                                                        (2,730,100)    $(48,427,481)    (5,097,649)    $(84,469,974)
  Service Class                                                        (2,466,521)     (43,141,091)    (4,509,040)     (72,072,018)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       (5,196,621)    $(91,568,572)    (9,606,689)   $(156,541,992)

Net change
  Initial Class                                                         2,239,416      $39,325,521      4,650,274      $74,556,342
  Service Class                                                          (542,650)      (9,958,064)    (2,543,508)     (39,770,279)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        1,696,766      $29,367,457      2,106,766      $34,786,063

(6) LINE OF CREDIT

The series and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the series and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2007, the series' commitment fee and interest expense were $2,241 and $5,956, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS is available by clicking on the series' name under "Variable Insurance Trust" in the "Products and Performance" section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:
    Public Reference Room
    Securities and Exchange Commission
    100 F Street, NE, Room 1580
    Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT US


Web site
mfs.com


Account service and
literature

Shareholders
1-877-411-3325
9 a.m. to 5 p.m. ET


Investment professionals
1-800-637-8630
8 a.m. to 5 p.m. ET


Mailing address
MFS Service Center, Inc.
Attn: Institutional Alliance Services (IAS)
P.O. Box 55824
Boston, MA
02205-5824


Overnight mail
MFS Service Center, Inc.
Attn: Institutional Alliance Services (IAS)
500 Boylston Street
Boston, MA 02116-3741


M F S(R)
INVESTMENT MANAGEMENT

                                           MFS(R) INVESTORS GROWTH STOCK SERIES

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                      MFS(R) VARIABLE INSURANCE TRUST(SM)
                               SEMIANNUAL REPORT

                                                                        6/30/07
                                                                        VGS-SEM

MFS(R) INVESTORS GROWTH STOCK SERIES

TABLE OF CONTENTS

------------------------------------------------------
LETTER FROM THE CEO                                  1
------------------------------------------------------
PORTFOLIO COMPOSITION                                2
------------------------------------------------------
EXPENSE TABLE                                        3
------------------------------------------------------
PORTFOLIO OF INVESTMENTS                             4
------------------------------------------------------
FINANCIAL STATEMENTS                                 6
------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                       11
------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT       16
------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION               16
------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                      16
------------------------------------------------------
CONTACT INFORMATION                         BACK COVER

-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. As of mid-May 2007, it had returned another 8% and continued to reach new highs. But the Dow's upward rise has not been without hiccups. After hitting new records in February, the Dow lost 5.8% between February 20 and March 5, as stocks were sold off around the globe. As we have said before, markets are volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                             100.0%

              TOP TEN HOLDINGS

              Intel Corp.                                 3.4%
              ------------------------------------------------
              Cisco Systems, Inc.                         3.2%
              ------------------------------------------------
              General Electric Co.                        3.2%
              ------------------------------------------------
              Oracle Corp.                                3.1%
              ------------------------------------------------
              Procter & Gamble Co.                        2.5%
              ------------------------------------------------
              Johnson & Johnson                           2.4%
              ------------------------------------------------
              Genzyme Corp.                               2.3%
              ------------------------------------------------
              Microsoft Corp.                             2.2%
              ------------------------------------------------
              Medtronic, Inc.                             2.2%
              ------------------------------------------------
              Amdocs Ltd.                                 2.2%
              ------------------------------------------------

              EQUITY SECTORS

              Technology                                 22.2%
              ------------------------------------------------
              Health Care                                19.9%
              ------------------------------------------------
              Financial Services                         10.2%
              ------------------------------------------------
              Industrial Goods & Services                10.1%
              ------------------------------------------------
              Retailing                                   9.4%
              ------------------------------------------------
              Consumer Staples                            7.7%
              ------------------------------------------------
              Energy                                      5.9%
              ------------------------------------------------
              Special Products & Services                 5.4%
              ------------------------------------------------
              Leisure                                     3.8%
              ------------------------------------------------
              Utilities & Communications                  1.6%
              ------------------------------------------------
              Autos & Housing                             1.4%
              ------------------------------------------------
              Basic Materials                             1.2%
              ------------------------------------------------
              Transportation                              1.2%
              ------------------------------------------------

Percentages are based on net assets as of 06/30/07.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE CONTRACT HOLDERS DURING THE PERIOD,
JANUARY 1, 2007 THROUGH JUNE 30, 2007.

As a contract holder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2007 through June 30, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.




-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    1/01/07-
Class                       Ratio       1/01/07        6/30/07        6/30/07
--------------------------------------------------------------------------------
         Actual             0.88%     $1,000.00       $1,074.00        $4.53
Initial  -----------------------------------------------------------------------
 Class   Hypothetical(h)    0.88%     $1,000.00       $1,020.43        $4.41
--------------------------------------------------------------------------------
         Actual             1.13%     $1,000.00       $1,071.90        $5.81
Service  -----------------------------------------------------------------------
 Class   Hypothetical(h)    1.13%     $1,000.00       $1,019.19        $5.66
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/07

The Portfolio of Investments is a complete list of all securities owned by your series. It is categorized by broad-based asset classes.

ISSUER                                             SHARES/PAR         VALUE ($)

COMMON STOCKS - 100.0%

AEROSPACE - 3.4%

Embraer-Empresa Brasileira de Aeronautica
  S.A., ADR                                            60,980      $  2,939,846
Precision Castparts Corp.                              39,330         4,773,089
United Technologies Corp.                             109,350         7,756,196
                                                                   ------------
                                                                   $ 15,469,131
                                                                   ------------
ALCOHOLIC BEVERAGES - 0.8%
Diageo PLC                                            179,870      $  3,735,514
                                                                   ------------
APPAREL MANUFACTURERS - 2.9%
LVMH Moet Hennessy Louis Vuitton S.A. (l)              59,020      $  6,802,256
NIKE, Inc., "B"                                       103,890         6,055,748
                                                                   ------------
                                                                   $ 12,858,004
                                                                   ------------
AUTOMOTIVE - 1.4%
Bayerische Motoren Werke AG (l)                        40,550      $  2,630,808
Harman International Industries, Inc.                  30,160         3,522,688
                                                                   ------------
                                                                   $  6,153,496
                                                                   ------------
BIOTECHNOLOGY - 5.5%
Amgen, Inc. (a)                                       114,490      $  6,330,152
Celgene Corp. (a)(l)                                   56,090         3,215,640
Genentech, Inc. (a)                                    30,700         2,322,762
Genzyme Corp. (a)                                     160,440        10,332,336
Millipore Corp. (a)(l)                                 31,970         2,400,627
                                                                   ------------
                                                                   $ 24,601,517
                                                                   ------------
BROADCASTING - 1.0%
News Corp., "A"                                       206,870      $  4,387,713
                                                                   ------------
BROKERAGE & ASSET MANAGERS - 3.9%
Charles Schwab Corp.                                  282,960      $  5,806,339
Deutsche Boerse AG                                     30,700         3,479,887
Goldman Sachs Group, Inc.                              21,090         4,571,257
Morgan Stanley                                         46,060         3,863,513
                                                                   ------------
                                                                   $ 17,720,996
                                                                   ------------
BUSINESS SERVICES - 4.1%
Amdocs Ltd. (a)(l)                                    250,530      $  9,976,105
Automatic Data Processing, Inc.                        37,490         1,817,140
Fidelity National Information
Services, Inc. (l)                                     55,470         3,010,912
Western Union Co.                                     170,300         3,547,349
                                                                   ------------
                                                                   $ 18,351,506
                                                                   ------------
CABLE TV - 1.1%
Comcast Corp., "A" (a)                                169,365      $  4,762,544
                                                                   ------------
COMPUTER SOFTWARE - 7.1%
Adobe Systems, Inc. (a)                               132,674      $  5,326,861
Citrix Systems, Inc. (a)                               69,910         2,353,870
Microsoft Corp.                                       344,110        10,140,922
Oracle Corp. (a)                                      718,130        14,154,342
                                                                   ------------
                                                                   $ 31,975,995
                                                                   ------------
COMPUTER SOFTWARE - SYSTEMS - 1.7%
Apple Computer, Inc. (a)                               29,930      $  3,652,657
Dell, Inc. (a)                                        135,340         3,863,957
                                                                   ------------
                                                                   $  7,516,614
                                                                   ------------
CONSUMER GOODS & SERVICES - 4.5%
Apollo Group, Inc., "A" (a)(l)                         27,600      $  1,612,668
Colgate-Palmolive Co.                                  45,290         2,937,056
eBay, Inc. (a)                                        139,390         4,485,570
Procter & Gamble Co.                                  186,733        11,426,192
                                                                   ------------
                                                                   $ 20,461,486
                                                                   ------------
ELECTRICAL EQUIPMENT - 6.7%
Danaher Corp.                                          89,840      $  6,782,920
General Electric Co.                                  372,070        14,242,840
Rockwell Automation, Inc.                              78,170         5,428,125
W.W. Grainger, Inc.                                    40,110         3,732,236
                                                                   ------------
                                                                   $ 30,186,121
                                                                   ------------
ELECTRONICS - 6.2%
Intel Corp.                                           646,790      $ 15,367,730
KLA-Tencor Corp.                                       85,620         4,704,819
Samsung Electronics Co. Ltd., GDR                      10,773         3,321,250
Taiwan Semiconductor Manufacturing
Co. Ltd., ADR                                         431,562         4,803,285
                                                                   ------------
                                                                   $ 28,197,084
                                                                   ------------
ENERGY - INTEGRATED - 1.8%
Exxon Mobil Corp.                                      67,710      $  5,679,515
Hess Corp.                                             39,900         2,345,723
                                                                   ------------
                                                                   $  8,025,238
                                                                   ------------
FOOD & BEVERAGES - 2.9%
Nestle S.A.                                            15,793      $  5,996,513
PepsiCo, Inc.                                         112,190         7,275,522
                                                                   ------------
                                                                   $ 13,272,035
                                                                   ------------
FOOD & DRUG STORES - 1.4%
CVS Corp.                                             176,243      $  6,424,057
                                                                   ------------
GAMING & LODGING - 1.3%
International Game Technology                          59,240      $  2,351,828
Royal Caribbean Cruises Ltd. (l)                       83,960         3,608,601
                                                                   ------------
                                                                   $  5,960,429
                                                                   ------------
GENERAL MERCHANDISE - 2.8%
Family Dollar Stores, Inc. (l)                        144,770      $  4,968,506
Target Corp.                                          122,980         7,821,528
                                                                   ------------
                                                                   $ 12,790,034
                                                                   ------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.6%
UnitedHealth Group, Inc.                               55,060      $  2,815,768
                                                                   ------------
INSURANCE - 0.5%
Aflac, Inc.                                            44,050      $  2,264,170
                                                                   ------------
INTERNET - 1.9%
Google, Inc., "A" (a)                                  16,090      $  8,421,184
                                                                   ------------
LEISURE & TOYS - 0.4%
Electronic Arts, Inc. (a)                              36,820      $  1,742,322
                                                                   ------------
MAJOR BANKS - 2.5%
Bank of New York Co., Inc. (a)                         88,550      $  3,669,512
State Street Corp.                                    113,310         7,750,404
                                                                   ------------
                                                                   $ 11,419,916
                                                                   ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.6%
Cardinal Health, Inc.                                  35,490      $  2,507,014
                                                                   ------------
MEDICAL EQUIPMENT - 5.3%
Advanced Medical Optics, Inc. (a)(l)                  136,120      $  4,747,866
Baxter International, Inc.                             41,190         2,320,645
C.R. Bard, Inc.                                        15,300         1,264,239
DENTSPLY International, Inc.                           84,430         3,230,292
Medtronic, Inc.                                       194,910        10,108,033
St. Jude Medical, Inc. (a)                             59,160         2,454,548
                                                                   ------------
                                                                   $ 24,125,623
                                                                   ------------
NETWORK & TELECOM - 4.3%
Cisco Systems, Inc. (a)                               522,440      $ 14,549,954
Juniper Networks, Inc. (a)                             94,640         2,382,089
QUALCOMM, Inc.                                         54,770         2,376,470
                                                                   ------------
                                                                   $ 19,308,513
                                                                   ------------
OIL SERVICES - 4.1%
GlobalSantaFe Corp. (l)                                62,400      $  4,508,400
Halliburton Co.                                        63,100         2,176,950
Noble Corp. (l)                                        70,820         6,906,366
Schlumberger Ltd.                                      44,910         3,814,655
Weatherford International Ltd. (a)                     16,730           924,165
                                                                   ------------
                                                                   $ 18,330,536
                                                                   ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 3.3%
American Express Co.                                   87,510      $  5,353,862
Moody's Corp. (l)                                      26,370         1,640,214
UBS AG                                                131,547         7,861,502
                                                                   ------------
                                                                   $ 14,855,578
                                                                   ------------
PERSONAL COMPUTERS & PERIPHERALS - 1.0%
EMC Corp. (a)                                         136,640      $  2,473,184
Network Appliance, Inc. (a)                            65,070         1,900,044
                                                                   ------------
                                                                   $  4,373,228
                                                                   ------------
PHARMACEUTICALS - 7.9%
Allergan, Inc.                                        118,220      $  6,814,201
Bayer AG                                               32,990         2,499,230
Johnson & Johnson                                     172,290        10,616,510
Roche Holding AG                                       50,490         8,954,028
Wyeth                                                 119,630         6,859,584
                                                                   ------------
                                                                   $ 35,743,553
                                                                   ------------
SPECIALTY CHEMICALS - 1.2%
Praxair, Inc.                                          78,010      $  5,615,940
                                                                   ------------
SPECIALTY STORES - 2.3%
Lowe's Cos., Inc.                                     154,620      $  4,745,288
Nordstrom, Inc.                                        22,750         1,162,980
Staples, Inc.                                         195,965         4,650,249
                                                                   ------------
                                                                   $ 10,558,517
                                                                   ------------
TELECOMMUNICATIONS - WIRELESS - 1.6%
America Movil S.A.B. de C.V., "L", ADR                116,640      $  7,223,515
                                                                   ------------
TOBACCO - 0.8%
Altria Group, Inc.                                     50,480      $  3,540,667
                                                                   ------------
TRUCKING - 1.2%
FedEx Corp.                                            23,320      $  2,587,820
United Parcel Service, Inc., "B"                       40,510         2,957,230
                                                                   ------------
                                                                   $  5,545,050
                                                                   ------------
TOTAL COMMON STOCKS
(IDENTIFIED COST, $410,299,131)                                    $451,240,608
                                                                   ------------
REPURCHASE AGREEMENTS - 1.0%
Goldman Sachs, 4.5%, dated 6/29/07, due 7/02/07,
total to be received $4,758,784 (secured by
various U.S. Treasury and Federal Agency
obligations and Mortgage Backed securities
in a jointly traded account), at Cost            $  4,757,000      $  4,757,000
                                                                   ------------
COLLATERAL FOR SECURITIES LOANED - 7.6%
Navigator Securities Lending Prime
Portfolio, at Cost and Net Asset
Value                                              34,170,712      $ 34,170,712
                                                                   ------------
TOTAL INVESTMENTS
(IDENTIFIED COST, $449,226,843) (k)                                $490,168,320
                                                                   ------------

OTHER ASSETS, LESS LIABILITIES - (8.6)%                             (38,844,220)
                                                                   ------------
NET ASSETS - 100.0%                                                $451,324,100
                                                                   ------------

(a) Non-income producing security.
(k) As of June 30, 2007, the series had eight securities that were fair valued, aggregating $41,801,101 and 8.53% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.

The following abbreviations are used in this report and are defined:

ADR      American Depository Receipt
GDR      Global Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your series' balance sheet, which details the assets and liabilities comprising the total value of the series.

AT 6/30/07


ASSETS
---------------------------------------------------------------------------------------------------------------------
Investments, at value, including $33,251,891 of securities on loan
(identified cost, $449,226,843)                                                  $490,168,320
Cash                                                                                   56,264
Foreign currency, at value (identified cost, $109)                                        109
Receivable for investments sold                                                     3,096,745
Receivable for series shares sold                                                      88,801
Interest and dividends receivable                                                     434,300
Other assets                                                                            4,423
---------------------------------------------------------------------------------------------------------------------
Total assets                                                                                             $493,848,962
---------------------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                  $7,150,023
Payable for series shares reacquired                                                1,039,033
Collateral for securities loaned, at value                                         34,170,712
Payable to affiliates
  Management fee                                                                       27,889
  Shareholder servicing costs                                                           1,449
  Distribution fees                                                                     6,066
  Administrative services fee                                                             723
Payable for independent trustees' compensation                                          1,411
Accrued expenses and other liabilities                                                127,556
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                         $42,524,862
---------------------------------------------------------------------------------------------------------------------
Net assets                                                                                               $451,324,100
---------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
---------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                  $416,437,999
Unrealized appreciation (depreciation) on investments and translation of
assets and liabilities in foreign currencies                                       40,941,385
Accumulated net realized gain (loss) on investments and foreign currency
transactions                                                                       (7,178,115)
Undistributed net investment income                                                 1,122,831
---------------------------------------------------------------------------------------------------------------------
Net assets                                                                                               $451,324,100
---------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                  40,112,196
---------------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net assets                                                                     $156,908,509
  Shares outstanding                                                               13,763,786
---------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                    $11.40
---------------------------------------------------------------------------------------------------------------------
Service Class shares
  Nets assets                                                                    $294,415,591
  Shares outstanding                                                               26,348,410
---------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                    $11.17
---------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your series earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by series operations.

SIX MONTHS ENDED 6/30/07


NET INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                        $3,108,988
  Interest                                                                            505,602
  Foreign taxes withheld                                                             (147,354)
--------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                   $3,467,236
--------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                   $1,691,493
  Distribution fees                                                                   367,745
  Shareholder servicing costs                                                          79,131
  Administrative services fee                                                          43,808
  Independent trustees' compensation                                                    6,740
  Custodian fee                                                                        47,867
  Shareholder communications                                                           66,534
  Auditing fees                                                                        22,298
  Legal fees                                                                            5,348
  Miscellaneous                                                                        14,264
--------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                            $2,345,228
--------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                    (70)
  Reduction of expenses by investment adviser                                          (1,129)
--------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                              $2,344,029
--------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                     $1,123,207
--------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                         $19,818,074
  Foreign currency transactions                                                        (8,105)
--------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                $19,809,969
--------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                     $11,083,732
  Translation of assets and liabilities in foreign currencies                            (424)
--------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                               $11,083,308
--------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                              $30,893,277
--------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                     $32,016,484
--------------------------------------------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
                                                                            SIX MONTHS ENDED              YEAR ENDED
                                                                                     6/30/07                12/31/06
                                                                                 (UNAUDITED)
CHANGE IN NET ASSETS
FROM OPERATIONS
--------------------------------------------------------------------------------------------------------------------
Net investment income                                                             $1,123,207                $776,568
Net realized gain (loss) on investments and foreign currency transactions         19,809,969              21,987,518
Net unrealized gain (loss) on investments and foreign currency translation        11,083,308               9,796,070
--------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                             $32,016,484             $32,560,156
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
From net investment income
  Initial Class                                                                    $(523,958)                    $--
  Service Class                                                                     (251,139)                     --
--------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                       $(775,097)                    $--
--------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                             $(41,024,233)           $(49,167,941)
--------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                       $(9,782,846)           $(16,607,785)
--------------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------------
At beginning of period                                                           461,106,946             477,714,731
At end of period (including undistributed net investment income of
$1,122,831 and $774,721, respectively)                                          $451,324,100            $461,106,946
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS
                                                  SIX MONTHS                          YEARS ENDED 12/31
                                                     ENDED      -------------------------------------------------------------
                                                    6/30/07          2006         2005         2004         2003         2002
                                                  (UNAUDITED)
Net asset value, beginning of period                  $10.65         $9.90        $9.51        $8.71        $7.08       $9.77
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (d)                       $0.04         $0.03        $0.01        $0.03        $0.00(w)   $(0.00)(w)
Net realized and unrealized gain (loss) on
investments and foreign currency                        0.75          0.72         0.41         0.77         1.63       (2.69)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $0.79         $0.75        $0.42        $0.80        $1.63      $(2.69)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                            $(0.04)          $--       $(0.03)         $--          $--         $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $11.40        $10.65        $9.90        $9.51        $8.71       $7.08
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                              7.40(n)       7.58         4.49         9.18(b)     23.02      (27.53)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                  0.88(a)       0.87         0.90         0.86         0.88        0.88
Expenses after expense reductions (f)                   0.88(a)       0.87         0.90         0.86          N/A         N/A
Net investment income (loss)                            0.66(a)       0.33         0.09         0.37         0.04       (0.03)
Portfolio turnover                                        37            80          146          144          253         214
Net assets at end of period (000 Omitted)           $156,909      $161,081     $176,463     $217,934     $199,674    $120,593
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                  SIX MONTHS                          YEARS ENDED 12/31
                                                     ENDED      -------------------------------------------------------------
                                                    6/30/07          2006         2005         2004         2003         2002
                                                  (UNAUDITED)
Net asset value, beginning of period                  $10.43         $9.72        $9.34        $8.57        $6.99       $9.66
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (d)                       $0.02         $0.01       $(0.01)       $0.01       $(0.02)     $(0.02)
Net realized and unrealized gain (loss) on
investments and foreign currency                        0.73          0.70         0.40         0.76         1.60       (2.65)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $0.75         $0.71        $0.39        $0.77        $1.58      $(2.67)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                            $(0.01)          $--       $(0.01)         $--          $--         $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $11.17        $10.43        $9.72        $9.34        $8.57       $6.99
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                              7.19(n)       7.30         4.23         8.98(b)     22.60      (27.71)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                  1.13(a)       1.12         1.15         1.11         1.13        1.11
Expenses after expense reductions (f)                   1.13(a)       1.12         1.15         1.11          N/A         N/A
Net investment income (loss)                            0.41(a)       0.08        (0.15)        0.15        (0.21)      (0.25)
Portfolio turnover                                        37            80          146          144          253         214
Net assets at end of period (000 Omitted)           $294,416      $300,026     $301,252     $260,794     $206,458    $123,043
-----------------------------------------------------------------------------------------------------------------------------

(a) Annualized.

(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Investors Growth Stock Series (the series) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2007, there were 46 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the series' investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the series' valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the series' net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the series' net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the series' foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the series' net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the series' net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the series, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the series' financial statements.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INDEMNIFICATIONS - Under the series' organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the series. Additionally, in the normal course of business, the series enters into agreements with service providers that may contain indemnification clauses. The series' maximum exposure under these agreements is unknown as this would involve future claims that may be made against the series that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the series is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the series or in unrealized gain/loss if the security is still held by the series. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. This amount, for the six months ended June 30, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distribution made during the current period will be determined at fiscal year end. The series declared no distributions for the year ended December 31, 2006.

The federal tax cost and the tax basis components of distributable earnings were as follows:

        AS OF 6/30/07
        Cost of investments                               $454,445,116
        --------------------------------------------------------------
        Gross appreciation                                  42,781,496
        Gross depreciation                                  (7,058,292)
        --------------------------------------------------------------
        Net unrealized appreciation (depreciation)         $35,723,204

        AS OF 12/31/06
        Undistributed ordinary income                         $774,721
        Capital loss carryforwards                         (21,769,811)
        Other temporary differences                                332
        Net unrealized appreciation (depreciation)          24,639,472

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2006, the series had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

                12/31/10                            $(21,769,811)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the series. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the series' average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $1 billion. This written agreement may be rescinded only upon consent of the series' Board of Trustees. For the six months ended June 30, 2007, the series' average daily net assets did not exceed $1 billion and therefore, the management fee was not reduced.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the series for its services as shareholder servicing agent. For the six months ended June 30, 2007, the fee was $78,936, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the six months ended June 30, 2007, these costs amounted to $160. The series may also pay shareholder servicing related costs to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the series. Under an administrative services agreement, the series partially reimburses MFS the costs incurred to provide these services. The series is charged a fixed amount plus a fee based on calendar year average net assets. The series' annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended June 30, 2007 was equivalent to an annual effective rate of 0.0194% of the series' average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The series pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to trustees or officers of the series who are also officers of the investment adviser, all of whom receive remuneration for their services to the series from MFS. Certain officers and trustees of the series are officers or directors of MFS, MFD, and MFSC.

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended June 30, 2007, the fee paid to Tarantino LLC was $1,186. MFS has agreed to reimburse the series for a portion of the payments made by the funds to Tarantino LLC in the amount of $1,129, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $161,766,048 and $181,296,693, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                      SIX MONTHS ENDED 6/30/07          YEAR ENDED 12/31/06
                                                                       SHARES          AMOUNT          SHARES          AMOUNT
Shares sold
  Initial Class                                                        176,004       $1,913,824        872,321       $8,721,103
  Service Class                                                        577,801        6,202,295      2,337,044       23,158,717
--------------------------------------------------------------------------------------------------------------------------------
                                                                       753,805       $8,116,119      3,209,365      $31,879,820

Shares issued to shareholders in reinvestment of distributions
  Initial Class                                                         48,158         $523,958             --              $--
  Service Class                                                         23,537          251,139             --               --
--------------------------------------------------------------------------------------------------------------------------------
                                                                        71,695         $775,097             --              $--

Shares reacquired
  Initial Class                                                     (1,582,736)    $(17,329,713)    (3,571,784)    $(35,990,928)
  Service Class                                                     (3,025,721)     (32,585,736)    (4,566,001)     (45,056,833)
--------------------------------------------------------------------------------------------------------------------------------
                                                                    (4,608,457)    $(49,915,449)    (8,137,785)    $(81,047,761)

Net change
  Initial Class                                                     (1,358,574)    $(14,891,931)    (2,699,463)    $(27,269,825)
  Service Class                                                     (2,424,383)     (26,132,302)    (2,228,957)     (21,898,116)
--------------------------------------------------------------------------------------------------------------------------------
                                                                    (3,782,957)    $(41,024,233)    (4,928,420)    $(49,167,941)

(6) LINE OF CREDIT

The series and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the series and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2007, the series' commitment fee and interest expense were $1,455 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS is available by clicking on the series' name under "Variable Insurance Trust" in the "Products and Performance" section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

    Public Reference Room
    Securities and Exchange Commission
    100 F Street, NE, Room 1580
    Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT US


Web site
mfs.com


Account service and
literature

Shareholders
1-877-411-3325
9 a.m. to 5 p.m. ET


Investment professionals
1-800-637-8630
8 a.m. to 5 p.m. ET


Mailing address
MFS Service Center, Inc.
Attn: Institutional Alliance Services (IAS)
P.O. Box 55824
Boston, MA
02205-5824


Overnight mail
MFS Service Center, Inc.
Attn: Institutional Alliance Services (IAS)
500 Boylston Street
Boston, MA 02116-3741


M F S(R)
INVESTMENT MANAGEMENT

                                                  MFS(R) STRATEGIC INCOME SERIES

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                      MFS(R) VARIABLE INSURANCE TRUST(SM)
                               SEMIANNUAL REPORT

                                                                        6/30/07
                                                                        VWG-SEM

MFS(R) STRATEGIC INCOME SERIES


TABLE OF CONTENTS
------------------------------------------------------

LETTER FROM THE CEO                                  1
------------------------------------------------------
PORTFOLIO COMPOSITION                                2
------------------------------------------------------
EXPENSE TABLE                                        3
------------------------------------------------------
PORTFOLIO OF INVESTMENTS                             4
------------------------------------------------------
FINANCIAL STATEMENTS                                14
------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                       19
------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT       25
------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION               25
------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                      25
------------------------------------------------------
CONTACT INFORMATION                         BACK COVER

-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. As of mid-May 2007, it had returned another 8% and continued to reach new highs. But the Dow's upward rise has not been without hiccups. After hitting new records in February, the Dow lost 5.8% between February 20 and March 5, as stocks were sold off around the globe. As we have said before, markets are volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Bonds                                        90.2%
              Floating Rate Loans                           0.8%
              Preferred Stocks (o)                          0.0%
              Cash & Other Net Assets                       9.0%

              FIXED INCOME SECTORS (i)

              High Yield Corporates                        33.4%
              --------------------------------------------------
              High Grade Corporates                        18.3%
              --------------------------------------------------
              Emerging Market Bonds                        11.6%
              --------------------------------------------------
              Non-U.S. Government Bonds                    11.2%
              --------------------------------------------------
              Commercial Mortgage-Backed Securities         5.2%
              --------------------------------------------------
              Mortgage-Backed Securities                    4.0%
              --------------------------------------------------
              U.S. Government Agencies                      3.2%
              --------------------------------------------------
              U.S. Treasury Securities                      2.2%
              --------------------------------------------------
              Asset-Backed Securities                       1.1%
              --------------------------------------------------
              Floating Rate Loans                           0.8%
              --------------------------------------------------
              Collateralized Debt Obligations (o)           0.0%
              --------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                          22.5%
              --------------------------------------------------
              AA                                            4.7%
              --------------------------------------------------
              A                                             9.4%
              --------------------------------------------------
              BBB                                          18.9%
              --------------------------------------------------
              BB                                           17.5%
              --------------------------------------------------
              B                                            20.1%
              --------------------------------------------------
              CCC                                           6.3%
              --------------------------------------------------
              Not Rated                                     0.6%
              --------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d,i)                         4.7
              --------------------------------------------------
              Average Life (i,m)                        7.5 yrs.
              --------------------------------------------------
              Average Maturity (i,m)                   10.9 yrs.
              --------------------------------------------------
              Average Credit Quality of Rated Securities
              (long-term) (a)                                BBB
              --------------------------------------------------
              Average Credit Quality of Rated Securities
              (short-term) (a)                               A-1
              --------------------------------------------------

              COUNTRY WEIGHTINGS (i)

              United States                                65.0%
              --------------------------------------------------
              France                                        6.0%
              --------------------------------------------------
              Japan                                         3.8%
              --------------------------------------------------
              Russia                                        2.9%
              --------------------------------------------------
              Netherlands                                   2.6%
              --------------------------------------------------
              Germany                                       2.5%
              --------------------------------------------------
              Mexico                                        1.7%
              --------------------------------------------------
              Canada                                        1.6%
              --------------------------------------------------
              United Kingdom                                1.3%
              --------------------------------------------------
              Other Countries                              12.6%
              --------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(o) Less than 0.1%
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 6/30/07.

Percentages are based on net assets as of 6/30/07, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE CONTRACT HOLDERS DURING THE PERIOD,
JANUARY 1, 2007 THROUGH JUNE 30, 2007.

As a contract holder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2007 through June 30, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period (p)
Share                      Expense   Account Value   Account Value    1/01/07-
Class                       Ratio       1/01/07        6/30/07        6/30/07
--------------------------------------------------------------------------------
         Actual             0.85%      $1,000.00       $1,014.30        $4.25
Initial  -----------------------------------------------------------------------
 Class   Hypothetical (h)   0.85%      $1,000.00       $1,020.58        $4.26
--------------------------------------------------------------------------------
         Actual             1.10%      $1,000.00       $1,012.30        $5.49
Service  -----------------------------------------------------------------------
 Class   Hypothetical (h)   1.10%      $1,000.00       $1,019.34        $5.51
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/07

The Portfolio of Investments is a complete list of all securities owned by your series. It is categorized by broad-based asset classes.

ISSUER                                                                                   SHARES/PAR       VALUE ($)
BONDS - 90.2%
AEROSPACE - 0.9%
Bombardier, Inc., 8%, 2014 (n)                                                          $    75,000      $    77,625
DRS Technologies, Inc., 7.625%, 2018                                                         65,000           65,650
Hawker Beechcraft Acquisition Corp., 9.75%, 2017 (n)                                        120,000          125,400
Vought Aircraft Industries, Inc., 8%, 2011                                                   65,000           64,675
                                                                                                         -----------
                                                                                                         $   333,350
                                                                                                         -----------
AIRLINES - 0.2%
Continental Airlines, Inc., 7.566%, 2020                                                $    82,946      $    83,153
                                                                                                         -----------
APPAREL MANUFACTURERS - 0.1%
Levi Strauss & Co., 12.25%, 2012                                                        $    45,000      $    48,713
                                                                                                         -----------
ASSET BACKED & SECURITIZED - 6.4%
ARCap REIT, Inc., "H", 6.1%, 2045 (n)                                                   $   100,000      $    81,300
Asset Securitization Corp., FRN, 8.1463%, 2029                                              122,044          129,732
Asset Securitization Corp., FRN, 8.6363%, 2029 (z)                                           85,000           89,705
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.12%, 2040 (z)                       250,000          249,999
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)                               176,233          174,911
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                                      9,724            9,669
Crest Ltd., 7%, 2040                                                                        137,000          124,136
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                                       153,000          162,930
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)                                              185,000          186,373
Falcon Franchise Loan LLC, 6.5%, 2014 (z)                                                   250,000          219,824
Falcon Franchise Loan LLC, FRN, 4.0961%, 2025 (i)(z)                                        547,855           74,990
First Union National Bank Commercial Mortgage Trust, FRN, 1.1829%, 2043 (i)(n)            2,201,712           62,283
First Union-Lehman Brothers Bank of America, FRN, 0.691%, 2035 (i)                        4,203,995           57,589
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)                         153,000          162,013
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.0908%, 2030 (i)                 1,204,543           25,783
Morgan Stanley Capital I, Inc., FRN, 1.4594%, 2039 (i)(n)                                 1,332,449           70,966
Mortgage Capital Funding, Inc., FRN, 0.7905%, 2031 (i)                                      920,918            3,708
Preferred Term Securities IV Ltd., CDO, FRN, 7.61%, 2031 (z)                                 21,185           21,185
Prudential Securities Secured Financing Corp., FRN, 7.3821%, 2013 (z)                       171,000          177,359
Salomon Brothers Mortgage Securities, Inc., FRN, 7.2775%, 2032 (z)                          224,179          239,338
Wachovia Bank Commercial Mortgage Trust, FRN, 5.4905%, 2044                                 158,000          152,692
                                                                                                         -----------
                                                                                                         $ 2,476,485
                                                                                                         -----------
AUTOMOTIVE - 1.7%
Ford Motor Co., 7.45%, 2031                                                             $    35,000      $    27,956
Ford Motor Credit Co., 9.75%, 2010                                                          225,000          234,942
Ford Motor Credit Co., 7%, 2013                                                             154,000          142,680
General Motors Corp., 8.375%, 2033                                                          139,000          126,838
Goodyear Tire & Rubber Co., 9%, 2015                                                         65,000           70,038
Johnson Controls, Inc., 5.25%, 2011                                                          30,000           29,692
TRW Automotive, Inc., 7%, 2014 (n)                                                           35,000           33,338
TRW Automotive, Inc., 7.25%, 2017 (n)                                                         5,000            4,763
                                                                                                         -----------
                                                                                                         $   670,247
                                                                                                         -----------
BROADCASTING - 2.6%
Allbritton Communications Co., 7.75%, 2012                                              $   120,000      $   120,600
Bonten Media Acquisition Co., 9%, 2015 (n)(p)                                                20,000           19,500
CanWest MediaWorks LP, 9.25%, 2015 (z)                                                       30,000           30,075
Clear Channel Communications, Inc., 5.5%, 2014                                              120,000          102,548
Grupo Televisa S.A., 8.5%, 2032                                                              64,000           77,599
Intelsat Bermuda Ltd., 11.25%, 2016                                                          95,000          106,400
Intelsat Bermuda Ltd., FRN, 8.8719%, 2015                                                    15,000           15,319
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                           90,000           92,250
ION Media Networks, Inc., FRN, 11.6056%, 2013 (n)                                            90,000           93,150
Liberty Media Corp., 5.7%, 2013                                                              60,000           56,395
News America, Inc., 6.4%, 2035                                                              100,000           95,231
Univision Communications, Inc., 9.75%, 2015 (n)(p)                                          185,000          182,688
                                                                                                         -----------
                                                                                                         $   991,755
                                                                                                         -----------
BUILDING - 1.3%
American Standard Cos., Inc., 7.375%, 2008                                              $   100,000      $   100,816
Builders FirstSource, Inc., FRN, 9.61%, 2012                                                 30,000           30,375
Lafarge S.A., 6.15%, 2011                                                                   160,000          162,670
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014                                            51,000           36,975
Nortek Holdings, Inc., 8.5%, 2014                                                            60,000           57,150
Owens Corning, Inc., 6.5%, 2016                                                              70,000           69,728
Ply Gem Industries, Inc., 9%, 2012                                                           45,000           40,444
                                                                                                         -----------
                                                                                                         $   498,158
                                                                                                         -----------
BUSINESS SERVICES - 0.4%
Nortel Networks Ltd., 10.75%, 2016 (n)                                                  $    45,000      $    49,725
SunGard Data Systems, Inc., 10.25%, 2015                                                     95,000          100,463
                                                                                                         -----------
                                                                                                         $   150,188
                                                                                                         -----------
CABLE TV - 1.6%
CCH I Holdings LLC, 11%, 2015                                                           $    90,000      $    93,938
CCH II Holdings LLC, 10.25%, 2010                                                            55,000           57,475
CCO Holdings LLC, 8.75%, 2013                                                               120,000          122,100
CSC Holdings, Inc., 6.75%, 2012                                                             185,000          175,750
Rogers Cable, Inc., 5.5%, 2014                                                               79,000           76,608
TCI Communications, Inc., 9.8%, 2012                                                         81,000           93,494
                                                                                                         -----------
                                                                                                         $   619,365
                                                                                                         -----------
CHEMICALS - 1.4%
Equistar Chemicals LP, 10.625%, 2011                                                    $    57,000      $    59,993
Innophos, Inc., 8.875%, 2014                                                                 45,000           46,575
Koppers, Inc., 9.875%, 2013                                                                  45,000           48,038
Momentive Performance Materials, Inc., 11.5%, 2016 (n)                                       75,000           75,750
Mosaic Co., 7.625%, 2016 (n)                                                                100,000          102,250
Nalco Co., 8.875%, 2013                                                                      35,000           36,313
Nalco Finance Holdings, Inc., 0% to 2009, 9% to 2014                                         55,000           50,050
Yara International A.S.A., 5.25%, 2014 (n)                                                  150,000          141,727
                                                                                                         -----------
                                                                                                         $   560,696
                                                                                                         -----------
CONSTRUCTION - 0.3%
Lennar Corp., 5.125%, 2010                                                              $   130,000      $   126,524
                                                                                                         -----------
CONSUMER GOODS & SERVICES - 2.0%
Corrections Corp. of America, 6.25%, 2013                                               $    45,000      $    43,200
Fortune Brands, Inc., 5.125%, 2011                                                          107,000          104,412
Jarden Corp., 7.5%, 2017                                                                     65,000           64,188
Kar Holdings, Inc., 10%, 2015 (n)                                                            95,000           92,625
Realogy Corp., 10.5%, 2014 (n)                                                               25,000           23,813
Realogy Corp., 12.375%, 2015 (n)                                                             50,000           45,625
Service Corp. International, 7%, 2017                                                        40,000           38,100
Service Corp. International, 7.625%, 2018                                                    80,000           81,000
Service Corp. International, 6.75%, 2015 (n)                                                 15,000           14,456
Visant Holding Corp., 8.75%, 2013                                                            70,000           72,800
Western Union Co., 5.4%, 2011                                                               210,000          207,181
                                                                                                         -----------
                                                                                                         $   787,400
                                                                                                         -----------
CONTAINERS - 1.5%
Berry Plastics Holding Corp., 8.875%, 2014                                              $    35,000      $    35,438
Crown Americas LLC, 7.75%, 2015                                                              70,000           70,350
Graham Packaging Co. LP, 9.875%, 2014                                                        35,000           35,394
Greif, Inc., 6.75%, 2017                                                                    200,000          195,500
Owens-Brockway Glass Container, Inc., 8.875%, 2009                                           44,000           44,770
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                           185,000          191,475
                                                                                                         -----------
                                                                                                         $   572,927
                                                                                                         -----------
DEFENSE ELECTRONICS - 0.9%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)                                              $   139,000      $   132,790
L-3 Communications Corp., 6.125%, 2014                                                      225,000          212,063
L-3 Communications Corp., 5.875%, 2015                                                       15,000           13,913
                                                                                                         -----------
                                                                                                         $   358,766
                                                                                                         -----------
ELECTRONICS - 0.6%
Avago Technologies Finance, 11.875%, 2015                                               $    20,000      $    22,350
Freescale Semiconductor, Inc., 10.125%, 2016 (n)                                            150,000          141,000
NXP B.V./NXP Funding LLC, 7.875%, 2014                                                       25,000           24,625
Spansion LLC, 11.25%, 2016 (z)                                                               45,000           46,350
                                                                                                         -----------
                                                                                                         $   234,325
                                                                                                         -----------
EMERGING MARKET QUASI-SOVEREIGN - 2.3%
Gazprom OAO, 9.625%, 2013                                                               $    70,000      $    81,116
Gazprom OAO, 6.212%, 2016                                                                   452,000          440,429
Gazprom OAO, 6.51%, 2022                                                                    100,000           98,180
Majapahit Holding B.V., 7.25%, 2017 (z)                                                     100,000           97,625
Pemex Project Funding Master Trust, 8.625%, 2022                                            133,000          163,569
                                                                                                         -----------
                                                                                                         $   880,919
                                                                                                         -----------
EMERGING MARKET SOVEREIGN - 4.2%
Federative Republic of Brazil, 8%, 2018                                                 $    44,000      $    48,356
Republic of Argentina, 7%, 2013                                                              79,834           74,372
Republic of Argentina, FRN, 5.475%, 2012                                                    243,000          230,809
Republic of Colombia, 9.85%, 2027                                                   COP  14,000,000            7,522
Republic of Colombia, FRN, 7.16%, 2015                                                  $   145,000          158,775
Republic of El Salvador, 7.65%, 2035                                                         52,000           59,410
Republic of Indonesia, 6.625%, 2037                                                         100,000           96,250
Republic of Korea, 5.625%, 2025                                                             118,000          113,706
Republic of Panama, 9.375%, 2029                                                            136,000          180,200
Republic of Panama, 6.7%, 2036                                                               41,000           41,820
Republic of Peru, 6.55%, 2037                                                                69,000           69,345
Republic of Philippines, 9.375%, 2017                                                        30,000           36,075
Republic of South Africa, 5.875%, 2022                                                      100,000           97,750
Republic of Venezuela, 7%, 2018                                                             104,000           91,780
United Mexican States, 6.625%, 2015                                                           8,000            8,408
United Mexican States, 8.3%, 2031                                                            45,000           56,408
United Mexican States, 6.75%, 2034                                                          227,000          242,096
                                                                                                         -----------
                                                                                                         $ 1,613,082
                                                                                                         -----------
ENERGY - INDEPENDENT - 2.1%
Anadarko Petroleum Corp., 5.95%, 2016                                                   $    80,000      $    78,114
Chaparral Energy, Inc., 8.875%, 2017 (n)                                                     55,000           54,313
Chesapeake Energy Corp., 6.375%, 2015                                                       230,000          219,363
Cimarex Energy Co., 7.125%, 2017                                                             40,000           39,000
Forest Oil Corp., 7.25%, 2019 (n)                                                            35,000           33,950
Hilcorp Energy I LP, 9%, 2016 (n)                                                            35,000           36,225
Hilcorp Energy I LP, 7.75%, 2015 (n)                                                         20,000           19,400
Mariner Energy, Inc., 8%, 2017                                                               35,000           34,738
Newfield Exploration Co., 6.625%, 2014                                                       65,000           62,725
Nexen, Inc., 6.4%, 2037                                                                     140,000          133,847
Plains Exploration & Production Co., 7%, 2017                                                60,000           56,850
Quicksilver Resources, Inc., 7.125%, 2016                                                    65,000           62,725
                                                                                                         -----------
                                                                                                         $   831,250
                                                                                                         -----------
ENERGY - INTEGRATED - 0.5%
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022 (z)                                   $   100,000      $    97,390
TNK-BP Finance S.A., 7.5%, 2016 (n)                                                          96,000           98,976
                                                                                                         -----------
                                                                                                         $   196,366
                                                                                                         -----------
ENTERTAINMENT - 0.3%
AMC Entertainment, Inc., 11%, 2016                                                      $    40,000      $    44,200
Time Warner, Inc., 6.5%, 2036                                                                10,000            9,495
Turner Broadcasting System, Inc., 8.375%, 2013                                               70,000           78,205
                                                                                                         -----------
                                                                                                         $   131,900
                                                                                                         -----------
FINANCIAL INSTITUTIONS - 2.6%
Capmark Financial Group, Inc., 6.3%, 2017 (z)                                           $   140,000      $   137,767
CIT Group, Inc., 6.1% to 2017, FRN to 2067                                                   10,000            9,107
Countrywide Financial Corp., 6.25%, 2016                                                    130,000          127,673
General Motors Acceptance Corp., 5.85%, 2009                                                141,000          138,961
General Motors Acceptance Corp., 6.875%, 2011                                                26,000           25,575
General Motors Acceptance Corp., 6.75%, 2014                                                155,000          148,437
General Motors Acceptance Corp., 8%, 2031                                                    40,000           40,903
ILFC E-Capital Trust I, FRN, 5.9%, 2065 (n)                                                 200,000          198,885
ORIX Corp., 5.48%, 2011                                                                     180,000          177,446
                                                                                                         -----------
                                                                                                         $ 1,004,754
                                                                                                         -----------
FOOD & BEVERAGES - 1.2%
ARAMARK Corp., 8.5%, 2015 (n)                                                           $   110,000      $   111,925
Dean Foods Co., 7%, 2016                                                                     61,000           58,255
Del Monte Corp., 6.75%, 2015                                                                 50,000           47,625
Miller Brewing Co., 5.5%, 2013 (n)                                                          150,000          147,492
Tyson Foods, Inc., 6.6%, 2016                                                                90,000           92,407
                                                                                                         -----------
                                                                                                         $   457,704
                                                                                                         -----------
FOOD & DRUG STORES - 0.2%
CVS Caremark Corp., 5.75%, 2017                                                         $    70,000      $    67,538
                                                                                                         -----------
FOREST & PAPER PRODUCTS - 1.1%
Buckeye Technologies, Inc., 8%, 2010                                                    $    15,000      $    15,000
Buckeye Technologies, Inc., 8.5%, 2013                                                      130,000          132,925
Jefferson Smurfit Corp., 8.25%, 2012                                                         28,000           27,790
JSG Funding PLC, 7.75%, 2015                                                        EUR      65,000           91,933
MDP Acquisitions PLC, 9.625%, 2012                                                      $     9,000            9,428
Millar Western Forest Products, 7.75%, 2013                                                  75,000           64,594
Stora Enso Oyj, 6.404%, 2016 (n)                                                            100,000           99,452
                                                                                                         -----------
                                                                                                         $   441,122
                                                                                                         -----------
GAMING & LODGING - 2.2%
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)                                  $    10,000      $     9,850
Great Canadian Gaming Corp., 7.25%, 2015 (n)                                                 50,000           49,750
Harrah's Entertainment, Inc., 5.75%, 2017                                                   160,000          128,000
Majestic Star Casino LLC, 9.75%, 2011                                                        50,000           48,375
MGM Mirage, Inc., 8.375%, 2011                                                              230,000          235,175
MGM Mirage, Inc., 6.75%, 2013                                                                40,000           38,000
Scientific Games Corp., 6.25%, 2012                                                          85,000           81,706
Station Casinos, Inc., 6.5%, 2014                                                            95,000           84,075
Wimar Opco LLC, 9.625%, 2014 (n)                                                             65,000           62,563
Wyndham Worldwide Corp., 6%, 2016                                                            40,000           38,579
Wynn Las Vegas LLC, 6.625%, 2014                                                             65,000           62,644
                                                                                                         -----------
                                                                                                         $   838,717
                                                                                                         -----------
INDUSTRIAL - 0.5%
Blount, Inc., 8.875%, 2012                                                              $    40,000      $    40,400
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                                            70,000           73,063
Steelcase, Inc., 6.5%, 2011                                                                  61,000           61,694
                                                                                                         -----------
                                                                                                         $   175,157
                                                                                                         -----------
INSURANCE - 1.3%
Allianz AG, 5.5% to 2014, FRN to 2049                                               EUR     105,000      $   141,671
American International Group, Inc., 6.25%, 2037                                         $   120,000          113,462
ING Groep N.V., 5.775% to 2015, FRN to 2049                                                 240,000          231,635
                                                                                                         -----------
                                                                                                         $   486,768
                                                                                                         -----------
INSURANCE - HEALTH - 0.1%
Centene Corp., 7.25%, 2014                                                              $    30,000      $    29,700
                                                                                                         -----------
INSURANCE - PROPERTY & CASUALTY - 0.8%
AXIS Capital Holdings Ltd., 5.75%, 2014                                                 $   180,000      $   174,872
Chubb Corp., 6.375% to 2017, FRN to 2067                                                     60,000           58,674
USI Holdings Corp., 9.75%, 2015 (n)                                                          95,000           94,525
                                                                                                         -----------
                                                                                                         $   328,071
                                                                                                         -----------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 3.8%
Canada Housing Trust, 4.6%, 2011                                                    CAD      33,000      $    30,939
Development Bank of Japan, 1.75%, 2010                                              JPY  16,000,000          131,928
Development Bank of Japan, 1.4%, 2012                                               JPY  23,000,000          186,274
Development Bank of Japan, 1.05%, 2023                                              JPY  43,000,000          293,390
Japan Finance Corp. for Municipal Enterprises, 1.55%, 2012                          JPY  24,000,000          196,514
Japan Finance Corp. for Municipal Enterprises, 2%, 2016                             JPY  40,000,000          327,984
KfW Bankengruppe, 1.35%, 2014                                                       JPY  37,000,000          294,666
                                                                                                         -----------
                                                                                                         $ 1,461,695
                                                                                                         -----------
INTERNATIONAL MARKET SOVEREIGN - 7.3%
Federal Republic of Germany, 5.25%, 2010                                            EUR     158,000      $   218,109
Federal Republic of Germany, 3.75%, 2015                                            EUR      64,000           82,211
Federal Republic of Germany, 6.25%, 2030                                            EUR      98,000          160,061
Government of Canada, 5.5%, 2009                                                    CAD      64,000           61,220
Government of Canada, 4.5%, 2015                                                    CAD      11,000           10,311
Kingdom of Denmark, 4%, 2015                                                        DKK     342,000           59,643
Kingdom of Netherlands, 3.75%, 2009                                                 EUR     455,000          607,826
Kingdom of Netherlands, 3.75%, 2014                                                 EUR      36,000           46,350
Kingdom of Spain, 5.35%, 2011                                                       EUR     240,000          334,556
Republic of Austria, 4.65%, 2018                                                    EUR     173,000          234,341
Republic of France, 4.75%, 2012                                                     EUR      50,000           68,251
Republic of France, 5%, 2016                                                        EUR      84,000          116,928
Republic of France, 6%, 2025                                                        EUR      43,000           67,121
Republic of France, 4.75%, 2035                                                     EUR     184,000          248,945
Republic of Ireland, 4.6%, 2016                                                     EUR     179,000          241,904
United Kingdom Treasury, 8%, 2015                                                   GBP      25,000           58,362
United Kingdom Treasury, 8%, 2021                                                   GBP      27,000           68,165
United Kingdom Treasury, 4.25%, 2036                                                GBP      68,000          124,308
                                                                                                         -----------
                                                                                                         $2,808,612
                                                                                                         -----------
MACHINERY & TOOLS - 0.8%
Atlas Copco AB, 5.6%, 2017 (z)                                                          $   160,000      $   155,908
Case New Holland, Inc., 7.125%, 2014                                                         60,000           60,750
Manitowoc Co., Inc., 10.5%, 2012                                                             59,000           62,245
Terex Corp., 7.375%, 2014                                                                    50,000           50,000
                                                                                                         -----------
                                                                                                         $   328,903
                                                                                                         -----------
MAJOR BANKS - 1.4%
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)                                            $   103,000      $    96,039
BNP Paribas, 7.195% to 2037, FRN to 2049 (z)                                                100,000          101,134
Royal Bank of Scotland Group PLC, 9.118%, 2049                                               93,000          101,106
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)                         125,000          138,028
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042                                       120,000          119,477
                                                                                                         -----------
                                                                                                         $   555,784
                                                                                                         -----------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 3.8%
Advanced Medical Optics, Inc., 7.5%, 2017 (n)                                           $    55,000      $    51,975
Cardinal Health, Inc., 5.85%, 2017                                                          135,000          131,098
Community Health Systems, Inc., 8.875%, 2015 (z)                                             95,000           96,306
Cooper Cos., Inc., 7.125%, 2015 (n)                                                         105,000          103,950
DaVita, Inc., 6.625%, 2013                                                                   35,000           34,169
DaVita, Inc., 7.25%, 2015                                                                    90,000           88,875
HCA, Inc., 6.375%, 2015                                                                      90,000           76,500
HCA, Inc., 9.25%, 2016 (n)                                                                  175,000          186,375
HealthSouth Corp., 10.75%, 2016                                                             115,000          124,775
Hospira, Inc., 5.55%, 2012                                                                   50,000           49,565
Hospira, Inc., 6.05%, 2017                                                                   40,000           39,389
McKesson Corp., 5.7%, 2017                                                                   40,000           38,644
Omnicare, Inc., 6.875%, 2015                                                                 80,000           76,000
Owens & Minor, Inc., 6.35%, 2016                                                             70,000           68,930
Psychiatric Solutions, Inc., 7.75%, 2015                                                     65,000           64,269
Tenet Healthcare Corp., 9.25%, 2015                                                          55,000           52,250
U.S. Oncology, Inc., 10.75%, 2014                                                            55,000           58,850
Universal Hospital Services, Inc., 8.5%, 2015 (n)(p)                                         35,000           34,650
Universal Hospital Services, Inc., FRN, 8.7594%, 2015 (n)                                    10,000           10,000
Vanguard Health Holding II, 9%, 2014                                                         35,000           34,650
VWR Funding, Inc., 10.25%, 2015 (z)                                                          35,000           34,913
                                                                                                         -----------
                                                                                                         $ 1,456,133
                                                                                                         -----------
METALS & MINING - 1.6%
Arch Western Finance LLC, 6.75%, 2013                                                   $   105,000      $   100,800
FMG Finance Ltd., 10.625%, 2016 (n)                                                          75,000           89,250
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 2015                                            50,000           52,750
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017                                          105,000          112,088
Peabody Energy Corp., 7.375%, 2016                                                           20,000           20,400
Peabody Energy Corp., "B", 6.875%, 2013                                                      90,000           89,550
PNA Group, Inc., 10.75%, 2016 (n)                                                            35,000           38,150
Vale Overseas Ltd., 6.25%, 2017                                                             100,000           99,182
                                                                                                         -----------
                                                                                                         $   602,170
                                                                                                         -----------
MORTGAGE BACKED - 4.0%
Fannie Mae, 6%, 2017 - 2034                                                             $   551,408      $   550,032
Fannie Mae, 5.5%, 2020 - 2035                                                             1,013,374          992,225
                                                                                                         -----------
                                                                                                         $ 1,542,257
                                                                                                         -----------
NATURAL GAS - DISTRIBUTION - 0.3%
AmeriGas Partners LP, 7.125%, 2016                                                      $    65,000      $    63,863
Inergy LP, 6.875%, 2014                                                                      45,000           42,638
                                                                                                         -----------
                                                                                                         $   106,501
                                                                                                         -----------
NATURAL GAS - PIPELINE - 2.4%
Atlas Pipeline Partners LP, 8.125%, 2015                                                $    60,000      $    59,850
CenterPoint Energy Resources Corp., 7.875%, 2013                                            192,000          209,575
El Paso Performance-Linked Trust, CLN, 7.75%, 2011 (n)                                      115,000          118,450
Kinder Morgan Energy Partners LP, 6%, 2017                                                   90,000           88,076
Kinder Morgan Finance, 5.35%, 2011                                                          169,000          165,318
Spectra Energy Capital LLC, 8%, 2019                                                         66,000           73,251
Williams Cos., Inc., 7.125%, 2011                                                           130,000          133,250
Williams Cos., Inc., 8.75%, 2032                                                             40,000           46,300
Williams Partners LP, 7.25%, 2017                                                            45,000           45,225
                                                                                                         -----------
                                                                                                         $   939,295
                                                                                                         -----------
NETWORK & TELECOM - 2.1%
Cincinnati Bell, Inc., 8.375%, 2014                                                     $    55,000      $    55,550
Citizens Communications Co., 9.25%, 2011                                                    178,000          192,240
Citizens Communications Co., 9%, 2031                                                        75,000           77,250
Deutsche Telekom International Finance B.V., 8%, 2010                                        58,000           61,820
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)                                              55,000           58,300
Qwest Corp., 8.875%, 2012                                                                    35,000           37,713
Qwest Corp., 7.5%, 2014                                                                      65,000           66,625
Telecom Italia Capital, 4.875%, 2010                                                         26,000           25,324
Telefonica Europe B.V., 7.75%, 2010                                                         120,000          127,210
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                              45,000           47,700
Windstream Corp., 8.625%, 2016                                                               45,000           47,588
Windstream Corp., 7%, 2019                                                                   10,000            9,550
                                                                                                         -----------
                                                                                                         $   806,870
                                                                                                         -----------
OIL SERVICES - 0.7%
Basic Energy Services, Inc., 7.125%, 2016                                               $    65,000      $    62,075
Bristow Group, Inc., 7.5%, 2017 (z)                                                          25,000           25,063
Compagnie Generale de Geophysique-Veritas, 7.75%, 2017                                       65,000           65,813
Halliburton Co., 5.5%, 2010                                                                  97,000           96,906
Weatherford International, Inc., 6.35%, 2017 (z)                                             30,000           30,396
                                                                                                         -----------
                                                                                                         $   280,253
                                                                                                         -----------
OILS - 0.6%
Petroleos de Venezuela S.A., 5.25%, 2017                                                $   100,000      $    76,000
Premcor Refining Group, Inc., 7.5%, 2015                                                    140,000          144,343
                                                                                                         -----------
                                                                                                         $   220,343
                                                                                                         -----------
OTHER BANKS & DIVERSIFIED FINANCIALS - 2.7%
Banco do Estado de Sao Paulo S.A., 8.7%, 2049 (n)                                       $    77,000      $    80,658
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (n)                              82,000           82,000
Bosphorus Financial Services Ltd., FRN, 7.16%, 2012 (z)                                     100,000          101,010
CenterCredit International B.V., 8.625%, 2014 (n)                                           100,000           98,380
Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049 (n)                            100,000           94,390
DFS Funding Corp., FRN, 7.36%, 2010 (z)                                                     114,000          114,000
HSBK Europe B.V., 7.25%, 2017 (n)                                                           100,000           97,500
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (n)                            80,000           79,103
Russian Standard Finance S.A., 8.625%, 2011 (n)                                             101,000           99,738
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049                                  120,000          120,474
UFJ Finance Aruba AEC, 6.75%, 2013                                                           70,000           73,913
                                                                                                         -----------
                                                                                                         $ 1,041,166
                                                                                                         -----------
PHARMACEUTICALS - 0.4%
Teva Pharmaceutical Finance LLC, 5.55%, 2016                                            $    39,000      $    37,369
Warner Chilcott Corp., 8.75%, 2015                                                           96,000           98,640
                                                                                                         -----------
                                                                                                         $   136,009
                                                                                                         -----------
PRECIOUS METALS & MINERALS - 0.4%
Alrosa Finance S.A., 8.875%, 2014                                                       $   152,000      $   170,939
                                                                                                         -----------
PRINTING & PUBLISHING - 1.9%
American Media Operations, Inc., 10.25%, 2009                                           $    70,000      $    66,500
Dex Media East LLC, 9.875%, 2009                                                            100,000          103,625
Dex Media West LLC, 9.875%, 2013                                                            142,000          151,940
Idearc, Inc., 8%, 2016                                                                      265,000          267,650
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016 (n)                                          120,000           84,600
R.H. Donnelley Corp., 8.875%, 2016                                                           65,000           67,600
                                                                                                         -----------
                                                                                                         $   741,915
                                                                                                         -----------
REAL ESTATE - 0.6%
Erp Operating LP, 5.75%, 2017                                                           $    60,000      $    58,821
Simon Property Group LP, REIT, 6.1%, 2016                                                   190,000          192,305
                                                                                                         -----------
                                                                                                         $   251,126
                                                                                                         -----------
RETAILERS - 0.6%
Couche-Tard, Inc., 7.5%, 2013                                                           $    80,000      $    80,600
Limited Brands, Inc., 5.25%, 2014                                                           113,000          105,108
Rite Aid Corp., 9.5%, 2017 (n)                                                               40,000           38,400
                                                                                                         -----------
                                                                                                         $   224,108
                                                                                                         -----------
SPECIALTY STORES - 0.3%
Claire's Stores, Inc., 9.25%, 2015 (n)                                                  $    50,000      $    47,500
Claire's Stores, Inc., 10.5%, 2017 (z)                                                       20,000           18,250
Michaels Stores, Inc., 11.375%, 2016 (n)                                                     50,000           52,250
Payless ShoeSource, Inc., 8.25%, 2013                                                        10,000           10,175
                                                                                                         -----------
                                                                                                         $   128,175
                                                                                                         -----------
SUPERMARKETS - 0.4%
Safeway, Inc., 4.95%, 2010                                                              $    54,000      $    53,092
Safeway, Inc., 6.5%, 2011                                                                    70,000           71,783
SUPERVALU, Inc., 7.5%, 2014                                                                  45,000           46,125
                                                                                                         -----------
                                                                                                         $   171,000
                                                                                                         -----------
SUPRANATIONAL - 0.3%
Central American Bank, 4.875%, 2012 (n)                                                 $   140,000      $   134,529
                                                                                                         -----------
TELECOMMUNICATIONS - WIRELESS - 1.5%
Alamosa Holdings, Inc., 11%, 2010                                                       $    84,000      $    88,995
Centennial Communications Corp., 10%, 2013                                                   10,000           10,725
Centennial Communications Corp., 10.125%, 2013                                               50,000           53,625
MetroPCS Wireless, Inc., 9.25%, 2014 (n)                                                     15,000           15,488
Nextel Communications, Inc., 5.95%, 2014                                                    195,000          185,728
OJSC Vimpel Communications, 8.25%, 2016                                                     100,000          104,375
Vodafone Group PLC, 5.375%, 2015                                                            140,000          134,035
                                                                                                         -----------
                                                                                                         $   592,971
                                                                                                         -----------
TELEPHONE SERVICES - 0.3%
Embarq Corp., 7.082%, 2016                                                              $   100,000      $   100,560
                                                                                                         -----------
TOBACCO - 1.0%
Reynolds American, Inc., 7.25%, 2012                                                    $   102,000      $   105,744
Reynolds American, Inc., 6.75%, 2017                                                        270,000          273,375
                                                                                                         -----------
                                                                                                         $   379,119
                                                                                                         -----------
TRANSPORTATION - 0.3%
IIRSA Norte Finance Ltd., 8.75%, 2024 (p)                                               $   107,921      $   125,189
                                                                                                         -----------
TRANSPORTATION - SERVICES - 0.3%
Hertz Corp., 8.875%, 2014                                                               $    65,000      $    67,763
Stena AB, 7%, 2016                                                                           45,000           45,000
                                                                                                         -----------
                                                                                                         $   112,763
                                                                                                         -----------
U.S. GOVERNMENT AGENCIES - 3.1%
Fannie Mae, 4.25%, 2007                                                                 $   400,000      $   398,496
Small Business Administration, 6.35%, 2021                                                  108,060          110,336
Small Business Administration, 4.34%, 2024                                                  166,500          154,196
Small Business Administration, 4.99%, 2024                                                  191,530          184,622
Small Business Administration, 4.625%, 2025                                                  86,587           81,214
Small Business Administration, 4.86%, 2025                                                  215,949          206,120
Small Business Administration, 5.11%, 2025                                                   78,640           76,034
                                                                                                         -----------
                                                                                                         $ 1,211,018
                                                                                                         -----------
U.S. TREASURY OBLIGATIONS - 3.0%
U.S. Treasury Bonds, 5.375%, 2031                                                       $    51,000      $    52,371
U.S. Treasury Bonds, 4.5%, 2036                                                              17,000           15,393
U.S. Treasury Notes, 4.875%, 2008                                                            67,000           66,911
U.S. Treasury Notes, 4.25%, 2010                                                            500,000          490,391
U.S. Treasury Notes, 4.125%, 2015 (f)                                                        53,000           49,948
U.S. Treasury Notes, 4.5%, 2015                                                              40,000           38,581
U.S. Treasury Notes, TIPS, 0.875%, 2010                                                      80,717           76,656
U.S. Treasury Notes, TIPS, 3%, 2012                                                          91,943           93,725
U.S. Treasury Notes, TIPS, 1.625%, 2015                                                     288,947          268,586
                                                                                                         -----------
                                                                                                         $ 1,152,562
                                                                                                         -----------
UTILITIES - ELECTRIC POWER - 3.0%
AES Corp., 9.375%, 2010                                                                 $    60,000      $    63,825
Beaver Valley Funding Corp., 9%, 2017                                                       170,000          189,438
Edison Mission Energy, 7%, 2017 (n)                                                         155,000          146,088
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                           13,000           14,514
Enersis S.A., 7.375%, 2014                                                                  177,000          187,584
FirstEnergy Corp., 6.45%, 2011                                                               94,000           96,389
HQI Transelec Chile S.A., 7.875%, 2011                                                      130,000          137,081
Mirant North American LLC, 7.375%, 2013                                                      65,000           66,463
NRG Energy, Inc., 7.375%, 2016                                                              185,000          185,463
Reliant Energy, Inc., 7.875%, 2017                                                           80,000           77,800
                                                                                                         -----------
                                                                                                         $ 1,164,645
                                                                                                         -----------
TOTAL BONDS (IDENTIFIED COST, $35,156,780)                                                               $34,941,710
                                                                                                         -----------

PREFERRED STOCKS - 0.0%

REAL ESTATE - 0.0%
HRPT Properties Trust, "B", REIT, 8.75% (Identified Cost, $7,521)                               275      $     6,977
                                                                                                         -----------
FLOATING RATE LOANS (g)(r) - 0.8%
BROADCASTING - 0.1%
Gray Television, Inc., Delayed Draw Term Loan, 6.85%, 2014                                   24,604      $    24,497
                                                                                                         -----------
CABLE TV - 0.3%
Charter Communications Operating LLC, Term Loan, 7.36%, 2013                                  3,910      $     3,870
CSC Holdings, Inc., Incremental Term Loan, 7.07%, 2013                                       46,971           46,917
Mediacom Illinois LLC, Term Loan A, 6.86%, 2012                                              41,921           41,554
                                                                                                         -----------
                                                                                                         $    92,341
                                                                                                         -----------
CHEMICALS - 0.1%
Celanese AG, Term Loan B, 7.10%, 2014                                                        42,697      $    42,737
                                                                                                         -----------
FOOD & BEVERAGES - 0.0%
Dean Foods Co., Term Loan B, 6.86%, 2014                                                      4,712      $     4,703
                                                                                                         -----------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.1%
Community Health Systems, Inc., Term Loan B, 2014 (o)                                           136      $       137
Community Health Systems, Inc., Term Loan B, 2014 (o)                                        34,526           34,564
                                                                                                         -----------
                                                                                                         $    34,701
                                                                                                         -----------
NATURAL GAS - PIPELINE - 0.0%
Kinder Morgan, Inc. Term Loan, 6.82%, 2014                                                   11,944      $    11,918
                                                                                                         -----------
POLLUTION CONTROL - 0.1%
Allied Waste North America, Inc., Term Loan, 7.07%, 2012                                     18,937      $    18,985
Allied Waste North America, Inc., Term Loan A, Credit Linked Deposit, 7.09%, 2014            33,130           33,192
                                                                                                         -----------
                                                                                                         $    52,177
                                                                                                         -----------
SPECIALTY STORES - 0.1%
Michaels Stores, Inc., Term Loan B, 7.63%, 2013                                              48,910      $    48,360
                                                                                                         -----------
TOTAL FLOATING RATE LOANS (IDENTIFIED COST, $312,930)                                                    $   311,434
                                                                                                         -----------
SHORT-TERM OBLIGATIONS - 8.0% (y)
Natexis Banques Populaires, 5.37%, due 7/02/07                                          $ 1,548,000      $ 1,547,769
New Center Asset Trust, 5.36%, due 7/02/07                                                1,543,000        1,542,770
                                                                                                         -----------
TOTAL SHORT-TERM OBLIGATIONS, AT AMORTIZED COST AND VALUE                                                $ 3,090,539
                                                                                                         -----------
TOTAL INVESTMENTS (IDENTIFIED COST, $38,567,770) (k)                                                     $38,350,660
                                                                                                         -----------
OTHER ASSETS, LESS LIABILITIES - 1.0%                                                                        386,090
                                                                                                         -----------
NET ASSETS - 100.0%                                                                                      $38,736,750
                                                                                                         -----------

(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(i) Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of June 30, 2007, the series held securities fair valued in accordance with the policies adopted by the
    Board of Trustees, aggregating $33,020,926 and 86.10% of market value. An independent pricing service provided an evaluated bid for 84.70% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,825,884, representing 12.5%
    of net assets.
(o) All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(p) Payment-in-kind security.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The series holds the following restricted securities:

                                                                      ACQUISITION      ACQUISITION       CURRENT      TOTAL % OF
RESTRICTED SECURITIES                                                     DATE             COST       MARKET VALUE    NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., FRN, 8.6363%, 2029                          1/25/05          $ 73,340      $   89,705
Atlas Copco AB, 5.6%, 2017                                              5/15/07           159,928         155,908
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.12%, 2040       3/01/06           250,000         249,999
BNP Paribas, 7.195% to 2037, FRN to 2049                                6/18/07           100,000         101,134
Bosphorus Financial Services Ltd., FRN, 7.16%, 2012                     3/08/05           100,000         101,010
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011               3/08/07           177,114         174,911
Bristow Group, Inc., 7.5%, 2017                                         6/07/07            25,000          25,063
CanWest MediaWorks LP, 9.25%, 2015                                      6/28/07            30,000          30,075
Capmark Financial Group, Inc., 6.3%, 2017                               5/03/07           139,775         137,767
Claire's Stores, Inc., 10.5%, 2017                                      6/26/07            18,550          18,250
Community Health Systems, Inc., 8.875%, 2015                            6/27/07            94,329          96,306
DFS Funding Corp., FRN, 7.36%, 2010                                     6/24/05           114,000         114,000
DLJ Commercial Mortgage Corp., 6.04%, 2031                              7/23/04           182,174         186,373
Falcon Franchise Loan LLC, 6.5%, 2014                                   7/15/05           216,855         219,824
Falcon Franchise Loan LLC, FRN, 4.0961%, 2025                           1/29/03           104,072          74,990
Majapahit Holding B.V., 7.25%, 2017                                     6/21/07            99,700          97,625
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022                       5/16/07            99,753          97,390
Preferred Term Securities IV Ltd., CDO, FRN, 7.61%, 2031                9/13/05            21,551          21,185
Prudential Securities Secured Financing Corp., FRN, 7.3821%, 2013       12/06/04          189,843         177,359
Salomon Brothers Mortgage Securities, Inc., FRN, 7.2775%, 2032          1/07/05           257,552         239,338
Spansion LLC, 11.25%, 2016                                          6/07/07-6/12/07        47,562          46,350
VWR Funding, Inc., 10.25%, 2015                                         6/26/07            35,000          34,913
Weatherford International, Inc., 6.35%, 2017                            6/14/07            29,976          30,396
--------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                            $2,519,871       6.5%
                                                                                                       =========================

The following abbreviations are used in this report and are defined:

CDO       Collateralized Debt Obligation
CLN       Credit-Linked Note
FRN       Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT      Real Estate Investment Trust
TIPS      Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S.
dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD       Australian Dollar
CAD       Canadian Dollar
COP       Colombian Peso
DKK       Danish Krone
EUR       Euro
GBP       British Pound
JPY       Japanese Yen
MXN       Mexican Peso
MYR       Malaysian Ringgit
PLN       Polish Zloty
SGD       Singapore Dollar
ZAR       South African Rand

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AT 6/30/07

                                                                                                    NET UNREALIZED
                              CONTRACTS TO      SETTLEMENT DATE                        CONTRACTS     APPRECIATION
    TYPE        CURRENCY    DELIVER/RECEIVE          RANGE          IN EXCHANGE FOR     AT VALUE    (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
APPRECIATION
    BUY            AUD             28,032           8/03/07             $ 23,545        $ 23,746       $    201
    BUY            CAD             29,787           7/23/07               27,918          28,043            126
    SELL           JPY          6,011,500           7/17/07               50,000          48,930          1,070
    BUY            MYR            251,457           7/16/07               72,571          72,899            329
    BUY            PLN            151,190           8/31/07               53,726          54,417            691
    BUY            ZAR            247,382           7/30/07               34,372          34,929            557
                                                                                                       --------
                                                                                                       $  2,974
                                                                                                       ========

DEPRECIATION
    SELL           AUD             32,678           8/03/07             $ 26,822        $ 27,683       $   (861)
    SELL           CAD            145,775           7/23/07              134,678         137,243         (2,565)
    SELL           DKK            338,177           8/13/07               60,873          61,587           (715)
    SELL           EUR            496,294      9/17/07 - 9/19/07         663,869         673,534         (9,665)
    SELL           GBP            132,287           9/19/07              260,890         265,269         (4,379)
    BUY            JPY         15,512,203           7/17/07              128,284         126,261         (2,023)
    BUY            MXN            579,953           7/05/07               53,903          53,664           (239)
    BUY            PLN            151,190           7/02/07               54,723          54,344           (379)
    SELL           PLN            151,190           7/02/07               53,652          54,344           (692)
    BUY            SGD            118,416           8/06/07               77,752          77,636           (115)
                                                                                                       --------
                                                                                                       $(21,633)
                                                                                                       ========

At June 30, 2007, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $7,428 with Merrill Lynch International.

FUTURES CONTRACTS OUTSTANDING AT 6/30/07

                                                                                                      UNREALIZED
                                                                                     EXPIRATION      APPRECIATION
DESCRIPTION                                        CONTRACTS            VALUE            DATE       (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond (Short)                             1              $107,750         Sep-07          $(1,316)
U.S. Treasury Note 5 yr (Long)                         1               104,078         Sep-07             (694)
U.S. Treasury Note 10 yr (Short)                       3               317,109         Sep-07           (2,635)
------------------------------------------------------------------------------------------------------------------
                                                                                                       $(4,645)
                                                                                                       =======

SWAP AGREEMENTS AT 6/30/07

                                                                                                      UNREALIZED
                NOTIONAL                                              CASH FLOWS     CASH FLOWS      APPRECIATION
EXPIRATION       AMOUNT                    COUNTERPARTY               TO RECEIVE       TO PAY       (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS
    9/20/10   USD   120,000   Merrill Lynch International                 (1)           0.68%          $ (177)
    3/20/17   USD   160,000   JPMorgan Chase Bank                        0.49%           (2)              471
    3/20/17   USD   110,000   Merrill Lynch International                 (3)           0.37%           1,319
    4/20/12   USD    90,000   Morgan Stanley Capital Services, Inc.       (4)           2.08%             505
    6/20/09   USD    50,000   JPMorgan Chase Bank                        4.1%            (5)              384
    9/20/17   USD   100,000   Goldman Sachs International                 (6)           0.21%             (84)
                                                                                                       ------
                                                                                                       $2,418
                                                                                                       ======

(1) Series to receive notional amount upon a defined credit default event by Lennar Corp., 5.95%, 3/01/13.
(2) Series to pay notional amount upon a defined credit default event by Burlington Northern Santa Fe Corp.,
    6.75%, 7/15/11.
(3) Series to receive notional amount upon a defined credit default event by Rohm & Haas Co., 7.85%, 7/15/29.
(4) Series to receive notional amount upon a defined credit default event by Republic of Argentina, 8.28%,
    12/31/33.
(5) Series to pay notional amount upon a defined credit default event by Abitibi Consolidated, 8.375%, 4/01/15.
(6) Series to receive notional amount upon a defined credit default event by United Parcel Service, Inc., 8.375%,
    4/01/30.

At June 30, 2007, the series had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your series' balance sheet, which details the assets and liabilities comprising the total value of the series.

AT 6/30/07

ASSETS
---------------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $38,567,770)                               $38,350,660
Cash                                                                                   235,037
Receivable for forward foreign currency exchange contracts                               2,974
Receivable for forward foreign currency exchange contracts subject to master
netting agreements                                                                       7,428
Receivable for investments sold                                                        198,393
Receivable for series shares sold                                                        9,189
Interest receivable                                                                    563,026
Receivable from investment adviser                                                       8,603
Unrealized appreciation on credit default swaps                                          2,679
Other assets                                                                               614
---------------------------------------------------------------------------------------------------------------
Total assets                                                                                        $39,378,603
---------------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------------
Payable for forward foreign currency exchange contracts                                $21,633
Payable for daily variation margin on open futures contracts                             2,156
Payable for investments purchased                                                      485,497
Payable for series shares reacquired                                                    45,809
Unrealized depreciation on credit default swaps                                            261
Payable to affiliates
  Management fee                                                                         2,227
  Shareholder servicing costs                                                              419
  Distribution fees                                                                        158
  Administrative services fee                                                              144
Payable for independent trustees' compensation                                           1,180
Accrued expenses and other liabilities                                                  82,369
---------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                      $641,853
---------------------------------------------------------------------------------------------------------------
Net assets                                                                                          $38,736,750
---------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
---------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                    $38,032,928
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies                           (228,850)
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                                          (42,315)
Undistributed net investment income                                                    974,987
---------------------------------------------------------------------------------------------------------------
Net assets                                                                                          $38,736,750
---------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                             3,768,279
---------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net assets                                                                       $31,009,942
  Shares outstanding                                                                 3,009,122
---------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                              $10.31
---------------------------------------------------------------------------------------------------------------
Service Class shares
  Net assets                                                                        $7,726,808
  Shares outstanding                                                                   759,157
---------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                              $10.18
---------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your series earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by series operations.

SIX MONTHS ENDED 6/30/07

NET INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------
Income
  Interest                                                                         $1,228,515
  Dividends                                                                               301
  Foreign taxes withheld                                                                 (418)
---------------------------------------------------------------------------------------------------------------
Total investment income                                                                              $1,228,398
---------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                     $142,413
  Distribution fees                                                                     9,162
  Shareholder servicing costs                                                           6,721
  Administrative services fee                                                           8,679
  Independent trustees' compensation                                                    1,852
  Custodian fee                                                                        27,051
  Shareholder communications                                                           16,418
  Auditing fees                                                                        27,350
  Legal fees                                                                              727
  Miscellaneous                                                                         3,280
---------------------------------------------------------------------------------------------------------------
Total expenses                                                                                         $243,653
---------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                   (359)
  Reduction of expenses by investment adviser                                         (73,022)
---------------------------------------------------------------------------------------------------------------
Net expenses                                                                                           $170,272
---------------------------------------------------------------------------------------------------------------
Net investment income                                                                                $1,058,126
---------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                            $249,675
  Futures contracts                                                                    54,581
  Swap transactions                                                                      (166)
  Foreign currency transactions                                                         1,031
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                              $305,121
---------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                       $(854,457)
  Futures contracts                                                                   (14,066)
  Swap transactions                                                                     4,337
  Translation of assets and liabilities in foreign currencies                          (7,965)
---------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                            $(872,151)
---------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                           $(567,030)
---------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                   $491,096
---------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                               SIX MONTHS ENDED      YEAR ENDED
                                                                                        6/30/07        12/31/06
                                                                                    (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS
---------------------------------------------------------------------------------------------------------------
Net investment income                                                                $1,058,126      $1,951,441
Net realized gain (loss) on investments and foreign currency transactions               305,121        (194,212)
Net unrealized gain (loss) on investments and foreign currency translation             (872,151)        543,825
---------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                   $491,096      $2,301,054
---------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------
From net investment income
  Initial Class                                                                     $(1,464,241)    $(1,694,336)
  Service Class                                                                        (352,339)       (300,511)
From net realized gain on investments and foreign currency transactions
  Initial Class                                                                              --        (226,565)
  Service Class                                                                              --         (42,075)
---------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                        $(1,816,580)    $(2,263,487)
---------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                  $3,370,784     $(1,860,254)
---------------------------------------------------------------------------------------------------------------
Total change in net assets                                                           $2,045,300     $(1,822,687)
---------------------------------------------------------------------------------------------------------------

NET ASSETS
---------------------------------------------------------------------------------------------------------------
At beginning of period                                                              $36,691,450     $38,514,137
At end of period (including undistributed net investment income of
$974,987 and $1,733,441, respectively)                                              $38,736,750     $36,691,450
---------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS
                                                 SIX MONTHS                          YEARS ENDED 12/31
                                                    ENDED       -----------------------------------------------------------
                                                   6/30/07         2006         2005         2004         2003         2002
                                                 (UNAUDITED)
Net asset value, beginning of period               $10.67        $10.64       $11.25       $11.02       $10.53       $10.09
---------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                           $0.30         $0.57        $0.56        $0.59        $0.55        $0.50
Net realized and unrealized gain (loss)
on investments and foreign currency                 (0.15)         0.11        (0.37)        0.22         0.51         0.32
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $0.15         $0.68        $0.19        $0.81        $1.06        $0.82
---------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------
From net investment income                         $(0.51)       $(0.57)      $(0.76)      $(0.58)      $(0.57)      $(0.38)
From net realized gain on investments
and foreign currency transactions                      --         (0.08)       (0.04)          --           --           --
---------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(0.51)       $(0.65)      $(0.80)      $(0.58)      $(0.57)      $(0.38)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $10.31        $10.67       $10.64       $11.25       $11.02       $10.53
---------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                           1.43(n)       6.67         1.89         7.73        10.38         8.40
---------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.24(a)       1.36         1.25         1.08         1.11         1.10
Expenses after expense reductions (f)                0.85(a)       0.88         0.90         0.90         0.90         0.90
Net investment income                                5.62(a)       5.43         5.24         5.41         5.16         4.85
Portfolio turnover                                     31            66           64           69          146          249
Net assets at end of period (000 Omitted)         $31,010       $30,008      $32,323      $33,700      $35,888      $37,505
---------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                 SIX MONTHS                           YEARS ENDED 12/31
                                                    ENDED        ----------------------------------------------------------
                                                   6/30/07         2006         2005         2004         2003         2002
                                                 (UNAUDITED)
Net asset value, beginning of period               $10.54        $10.52       $11.13       $10.91       $10.45       $10.03
---------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                           $0.28         $0.53        $0.53        $0.57        $0.52        $0.44
Net realized and unrealized gain (loss)
on investments and foreign currency                 (0.15)         0.11        (0.37)        0.21         0.50         0.36
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $0.13         $0.64        $0.16        $0.78        $1.02        $0.80
---------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------
From net investment income                         $(0.49)       $(0.54)      $(0.73)      $(0.56)      $(0.56)      $(0.38)
From net realized gain on investments
and foreign currency transactions                      --         (0.08)       (0.04)          --           --           --
---------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(0.49)       $(0.62)      $(0.77)      $(0.56)      $(0.56)      $(0.38)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $10.18        $10.54       $10.52       $11.13       $10.91       $10.45
---------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                           1.23(n)       6.39         1.62         7.54        10.10         8.19
---------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.48(a)       1.62         1.50         1.32         1.36         1.35
Expenses after expense reductions (f)                1.10(a)       1.13         1.15         1.14         1.15         1.15
Net investment income                                5.38(a)       5.18         4.99         5.01         4.86         4.50
Portfolio turnover                                     31            66           64           69          146          249
Net assets at end of period (000 Omitted)          $7,727        $6,684       $6,191       $4,500       $9,106       $3,390
---------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Strategic Income Series (the series) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2007, there were 32 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the series' investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the series' valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the series' net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the series' net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the series' net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the series, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the series' financial statements.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INFLATION-ADJUSTED DEBT SECURITIES - The series invests in inflation-adjusted debt securities issued by the U.S. Treasury. The series may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The series may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the series uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include futures contracts, forward foreign currency exchange contracts, and swap agreements.

FUTURES CONTRACTS - The series may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the series is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the series each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the series. Upon entering into such contracts, the series bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the series may not achieve the anticipated benefits of the futures contracts and may realize a loss.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The series may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The series may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the series may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The series may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the series may enter into contracts with the intent of changing the relative exposure of the series' portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SWAP AGREEMENTS - The series may enter into swap agreements. A swap is an exchange of cash payments between the series and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the series' custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market movement of the underlying instrument. All swap agreements entered into by the series with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed.

The series holds a credit default swap in which one party makes a stream of payments based on a fixed percentage applied to the notional amount to another party in exchange for the right to receive a specified return in the event of a default by a third party, such as a corporate issuer or foreign issuer, on its obligation. The series may enter into credit default swaps to limit or to reduce its risk exposure to defaults of corporate and sovereign issuers or to create direct or synthetic short or long exposure to corporate debt securities or certain sovereign debt securities to which it is not otherwise exposed.

HYBRID INSTRUMENTS - The series may invest in indexed or hybrid securities on which any combination of interest payments, the principal or stated amount payable at maturity is determined by reference to prices of other securities, currencies, indexes, economic factors or other measures, including interest rates, currency exchange rates, or securities indices. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swaps, options, futures and currencies. Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark, underlying assets or economic indicator may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark, underlying asset or economic indicator may not move in the same direction or at the same time.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS - The series may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the series to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

INDEMNIFICATIONS - Under the series' organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the series. Additionally, in the normal course of business, the series enters into agreements with service providers that may contain indemnification clauses. The series' maximum exposure under these agreements is unknown as this would involve future claims that may be made against the series that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. The series earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. These fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the series is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the series or in unrealized gain/loss if the security is still held by the series. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. This amount, for the six months ended June 30, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, straddle loss deferrals, foreign currency transactions, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                                      12/31/06
      Ordinary income (including any short-term capital gains)      $2,069,695
      Long-term capital gain                                           193,792
      ------------------------------------------------------------------------
      Total distributions                                           $2,263,487

The federal tax cost and the tax basis components of distributable earnings were as follows:

      AS OF 6/30/07

      Cost of investments                                          $38,710,058
      ------------------------------------------------------------------------
      Gross appreciation                                              $471,508
      Gross depreciation                                              (830,906)
      ------------------------------------------------------------------------
      Net unrealized appreciation (depreciation)                     $(359,398)

      AS OF 12/31/06

      Undistributed ordinary income                                 $1,816,084
      Capital loss carryforwards                                      (198,631)
      Other temporary differences                                      (86,471)
      Net unrealized appreciation (depreciation)                       498,324

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2006, the series had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

      12/31/14                                                       $(198,631)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the series. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the series' average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.70% for the first $1.0 billion of average daily net assets and 0.65% of average daily net assets in excess of $1.0 billion. This written agreement may be rescinded only upon consent of the series' Board of Trustees. This management fee reduction amounted to $9,405, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2007 was equivalent to an annual effective rate of 0.70% of the series' average daily net assets.

The investment adviser has agreed in writing to pay a portion of the series' operating expenses, exclusive of management, distribution, and certain other fees and expenses, such that operating expenses do not exceed 0.15% annually of the series' average daily net assets. This written agreement will continue through April 30, 2008 unless changed or rescinded by the series' Board of Trustees. For the six months ended June 30, 2007, this reduction amounted to $63,522 and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the series for its services as shareholder servicing agent. For the six months ended June 30, 2007, the fee was $6,643, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the six months ended June 30, 2007, these costs amounted to $56. The series may also pay shareholder servicing related costs to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the series. Under an administrative services agreement, the series partially reimburses MFS the costs incurred to provide these services. The series is charged a fixed amount plus a fee based on calendar year average net assets. The series' annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended June 30, 2007 was equivalent to an annual effective rate of 0.0457% of the series' average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The series pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to trustees or officers of the series who are also officers of the investment adviser, all of whom receive remuneration for their services to the series from MFS. Certain officers and trustees of the series are officers or directors of MFS, MFD, and MFSC.

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended June 30, 2007, the fee paid to Tarantino LLC was $100. MFS has agreed to reimburse the series for a portion of the payments made by the funds to Tarantino LLC in the amount of $95, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                        PURCHASES          SALES

      U.S. government securities                         $496,191       $191,745
      Investments (non-U.S. government securities)    $12,050,617    $10,647,860

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                    SIX MONTHS ENDED 6/30/07         YEAR ENDED 12/31/06
                                                                     SHARES         AMOUNT         SHARES          AMOUNT
Shares sold
  Initial Class                                                      232,668      $2,465,550        474,640       $4,972,122
  Service Class                                                      186,092       1,949,442        130,693        1,339,359
----------------------------------------------------------------------------------------------------------------------------
                                                                     418,760      $4,414,992        605,333       $6,311,481

Shares issued to shareholders in reinvestment of distributions
  Initial Class                                                      141,336      $1,464,241        190,377       $1,920,901
  Service Class                                                       34,408         352,339         34,327          342,586
----------------------------------------------------------------------------------------------------------------------------
                                                                     175,744      $1,816,580        224,704       $2,263,487

Shares reacquired
  Initial Class                                                     (176,070)    $(1,865,631)      (890,950)     $(9,196,295)
  Service Class                                                      (95,435)       (995,157)      (119,503)      (1,238,927)
----------------------------------------------------------------------------------------------------------------------------
                                                                    (271,505)    $(2,860,788)    (1,010,453)    $(10,435,222)

Net change
  Initial Class                                                      197,934      $2,064,160       (225,933)     $(2,303,272)
  Service Class                                                      125,065       1,306,624         45,517          443,018
----------------------------------------------------------------------------------------------------------------------------
                                                                     322,999      $3,370,784       (180,416)     $(1,860,254)

(6) LINE OF CREDIT

The series and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the series and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2007, the series' commitment fee and interest expense were $112 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS is available by clicking on the series' name under "Variable Insurance Trust" in the "Products and Performance" section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

    Public Reference Room
    Securities and Exchange Commission
    100 F Street, NE, Room 1580
    Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT US


Web site
mfs.com


Account service and
literature

Shareholders
1-877-411-3325
9 a.m. to 5 p.m. ET


Investment professionals
1-800-637-8630
8 a.m. to 5 p.m. ET


Mailing address
MFS Service Center, Inc.
Attn: Institutional Alliance Services (IAS)
P.O. Box 55824
Boston, MA
02205-5824


Overnight mail
MFS Service Center, Inc.
Attn: Institutional Alliance Services (IAS)
500 Boylston Street
Boston, MA 02116-3741


M F S(R)
INVESTMENT MANAGEMENT

                                                   MFS(R) MID CAP GROWTH SERIES

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                      MFS(R) VARIABLE INSURANCE TRUST(SM)
                               SEMIANNUAL REPORT

                                                                        6/30/07
                                                                        VMG-SEM

MFS(R) MID CAP GROWTH SERIES


TABLE OF CONTENTS
------------------------------------------------------

LETTER FROM THE CEO                                  1
------------------------------------------------------
PORTFOLIO COMPOSITION                                2
------------------------------------------------------
EXPENSE TABLE                                        3
------------------------------------------------------
PORTFOLIO OF INVESTMENTS                             4
------------------------------------------------------
FINANCIAL STATEMENTS                                 7
------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                       12
------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT       17
------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION               17
------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                      17
------------------------------------------------------
CONTACT INFORMATION                         BACK COVER

-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. As of mid-May 2007, it had returned another 8% and continued to reach new highs. But the Dow's upward rise has not been without hiccups. After hitting new records in February, the Dow lost 5.8% between February 20 and March 5, as stocks were sold off around the globe. As we have said before, markets are volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              98.9%
              Cash & Other Net Assets                     1.1%

              TOP TEN HOLDINGS

              Williams Cos., Inc.                         2.3%
              ------------------------------------------------
              Phillips-Van Heusen Corp.                   2.3%
              ------------------------------------------------
              YUM! Brands, Inc.                           2.3%
              ------------------------------------------------
              Rockwell Automation, Inc.                   2.3%
              ------------------------------------------------
              Hess Corp.                                  2.2%
              ------------------------------------------------
              McAfee, Inc.                                2.2%
              ------------------------------------------------
              Cummins, Inc.                               2.1%
              ------------------------------------------------
              Kroger Co.                                  2.1%
              ------------------------------------------------
              Endo Pharmaceuticals Holdings, Inc.         2.1%
              ------------------------------------------------
              International Game Technology               2.0%
              ------------------------------------------------

              EQUITY SECTORS

              Health Care                                15.1%
              ------------------------------------------------
              Technology                                 13.1%
              ------------------------------------------------
              Retailing                                  10.1%
              ------------------------------------------------
              Industrial Goods & Services                10.0%
              ------------------------------------------------
              Leisure                                     8.4%
              ------------------------------------------------
              Utilities & Communications                  8.3%
              ------------------------------------------------
              Financial Services                          8.0%
              ------------------------------------------------
              Special Products & Services                 7.1%
              ------------------------------------------------
              Energy                                      6.2%
              ------------------------------------------------
              Autos & Housing                             5.4%
              ------------------------------------------------
              Consumer Staples                            3.2%
              ------------------------------------------------
              Basic Materials                             2.6%
              ------------------------------------------------
              Transportation                              1.4%
              ------------------------------------------------

Percentages are based on net assets as of 06/30/07.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE CONTRACT HOLDERS DURING THE PERIOD,
JANUARY 1, 2007 THROUGH JUNE 30, 2007

As a contract holder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2007 through June 30, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    1/01/07-
Class                       Ratio       1/01/07        6/30/07        6/30/07
--------------------------------------------------------------------------------
         Actual             0.91%     $1,000.00      $1,112.60         $4.77
Initial  -----------------------------------------------------------------------
 Class   Hypothetical(h)    0.91%     $1,000.00      $1,020.28         $4.56
--------------------------------------------------------------------------------
         Actual             1.16%     $1,000.00      $1,111.10         $6.07
Service  -----------------------------------------------------------------------
 Class   Hypothetical(h)    1.16%     $1,000.00      $1,019.04         $5.81
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/07

The Portfolio of Investments is a complete list of all securities owned by your series. It is categorized by broad-based asset classes.

ISSUER                                             SHARES/PAR         VALUE ($)
COMMON STOCKS - 98.9%
AIRLINES - 1.2%
AMR Corp. (a)(l)                                       38,330      $  1,009,996
Continental Airlines, Inc. (a)(l)                      17,820           603,563
UAL Corp. (a)(l)                                       35,050         1,422,680
                                                                   ------------
                                                                   $  3,036,239
                                                                   ------------
APPAREL MANUFACTURERS - 3.7%
Coach, Inc. (a)                                        70,830      $  3,356,634
Phillips-Van Heusen Corp.                              95,980         5,813,509
                                                                   ------------
                                                                   $  9,170,143
                                                                   ------------
AUTOMOTIVE - 1.3%
Autoliv, Inc.                                           5,490      $    312,216
Goodyear Tire & Rubber Co. (a)(l)                      85,500         2,971,980
                                                                   ------------
                                                                   $  3,284,196
                                                                   ------------
BIOTECHNOLOGY - 2.1%
Genzyme Corp. (a)                                      28,770      $  1,852,788
Invitrogen Corp. (a)                                    9,330           688,088
Millipore Corp. (a)(l)                                 37,360         2,805,362
                                                                   ------------
                                                                   $  5,346,238
                                                                   ------------
BROKERAGE & ASSET MANAGERS - 2.9%
Affiliated Managers Group, Inc. (a)(l)                 12,330      $  1,587,611
Chicago Mercantile Exchange Holdings, Inc., "A"         5,560         2,971,042
E*TRADE Financial Corp. (a)                            14,910           329,362
Legg Mason, Inc.                                       13,250         1,303,535
TD Ameritrade Holding Corp. (a)(l)                     51,350         1,027,000
                                                                   ------------
                                                                   $  7,218,550
                                                                   ------------
BUSINESS SERVICES - 5.0%
Amdocs Ltd. (a)                                       111,530      $  4,441,125
Cognizant Technology Solutions Corp., "A" (a)          58,590         4,399,523
Computer Sciences Corp. (a)                             3,620           214,123
Corporate Executive Board Co. (l)                      34,650         2,249,132
Fidelity National Information Services, Inc.            3,310           179,667
TeleTech Holdings, Inc. (a)(l)                         28,300           919,184
                                                                   ------------
                                                                   $ 12,402,754
                                                                   ------------
CABLE TV - 0.4%
EchoStar Communications Corp., "A" (a)                 25,360      $  1,099,863
                                                                   ------------
CHEMICALS - 1.0%
Celanese Corp.                                         40,790      $  1,581,836
PPG Industries, Inc. (l)                               11,090           844,060
                                                                   ------------
                                                                   $  2,425,896
                                                                   ------------
COMPUTER SOFTWARE - 5.2%
Compuware Corp. (a)                                   135,010      $  1,601,219
McAfee, Inc. (a)                                      152,560         5,370,112
NAVTEQ Corp. (a)(l)                                    96,330         4,078,612
Synopsys, Inc. (a)                                     27,490           726,561
TIBCO Software, Inc. (a)                              137,770         1,246,819
                                                                   ------------
                                                                   $ 13,023,323
                                                                   ------------
CONSTRUCTION - 4.0%
D.R. Horton, Inc.                                      54,880      $  1,093,758
Masco Corp.                                            56,750         1,615,673
NVR, Inc. (a)(l)                                        6,130         4,166,868
Sherwin-Williams Co.                                   45,370         3,015,744
                                                                   ------------
                                                                   $  9,892,043
                                                                   ------------
CONSUMER GOODS & SERVICES - 4.6%
Avon Products, Inc.                                    56,070      $  2,060,573
Estee Lauder Cos., Inc., "A" (l)                       91,590         4,168,261
ITT Educational Services, Inc. (a)                     37,420         4,392,360
Priceline.com, Inc. (a)                                12,910           887,433
                                                                   ------------
                                                                   $ 11,508,627
                                                                   ------------
ELECTRICAL EQUIPMENT - 4.3%
Rockwell Automation, Inc.                              81,430      $  5,654,499
W.W. Grainger, Inc.                                    31,810         2,959,921
WESCO International, Inc. (a)                          34,400         2,079,480
                                                                   ------------
                                                                   $ 10,693,900
                                                                   ------------
ELECTRONICS - 6.7%
Amkor Technology, Inc. (a)                             93,600      $  1,474,200
Intersil Corp., "A"                                   112,850         3,550,261
KLA-Tencor Corp.                                       31,820         1,748,509
MEMC Electronic Materials, Inc. (a)                     6,920           422,950
National Semiconductor Corp. (l)                       43,410         1,227,201
ON Semiconductor Corp. (a)(l)                         385,220         4,129,558
Tessera Technologies, Inc. (a)                         22,320           905,076
Varian Semiconductor Equipment Associates,
Inc. (a)                                               83,600         3,349,016
                                                                   ------------
                                                                   $ 16,806,771
                                                                   ------------
ENERGY - INDEPENDENT - 0.4%
Tesoro Corp.                                           15,360      $    877,824
                                                                   ------------
ENERGY - INTEGRATED - 2.2%
Hess Corp.                                             94,640      $  5,579,974
                                                                   ------------
FOOD & BEVERAGES - 0.7%
Pepsi Bottling Group, Inc.                             49,950      $  1,682,316
                                                                   ------------
FOOD & DRUG STORES - 2.1%
Kroger Co.                                            185,080      $  5,206,300
                                                                   ------------
FURNITURE & APPLIANCES - 0.1%
Tempur-Pedic International, Inc. (l)                    6,760      $    175,084
                                                                   ------------
GAMING & LODGING - 4.6%
International Game Technology                         127,920      $  5,078,424
Penn National Gaming, Inc. (a)(l)                      71,560         4,300,040
Royal Caribbean Cruises Ltd. (l)                       50,110         2,153,728
                                                                   ------------
                                                                   $ 11,532,192
                                                                   ------------
HEALTH MAINTENANCE ORGANIZATIONS - 4.0%
AMERIGROUP Corp. (a)                                   86,060      $  2,048,228
Humana, Inc. (a)                                       82,400         5,018,984
WellCare Health Plans, Inc. (a)                        31,360         2,838,394
                                                                   ------------
                                                                   $  9,905,606
                                                                   ------------
INSURANCE - 3.2%
Ace Ltd.                                               41,780      $  2,612,086
Genworth Financial, Inc., "A"                         124,180         4,271,792
MGIC Investment Corp. (l)                              12,230           695,398
XL Capital Ltd., "A"                                    5,580           470,338
                                                                   ------------
                                                                   $  8,049,614
                                                                   ------------
LEISURE & TOYS - 0.2%
THQ, Inc. (a)                                          15,390      $    469,703
                                                                   ------------
MACHINERY & TOOLS - 5.7%
Cummins, Inc.                                          51,640      $  5,226,484
Eaton Corp.                                            32,580         3,029,940
Parker Hannifin Corp.                                   9,350           915,459
Timken Co.                                            108,990         3,935,629
Trinity Industries, Inc.                                9,100           396,214
United Rentals, Inc. (a)(l)                            20,390           663,491
                                                                   ------------
                                                                   $ 14,167,217
                                                                   ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 3.5%
Express Scripts, Inc., "A" (a)                         77,140      $  3,857,771
HLTH Corp. (a)(l)                                     268,300         3,758,883
VCA Antech, Inc. (a)                                   26,150           985,594
                                                                   ------------
                                                                   $  8,602,248
                                                                   ------------
MEDICAL EQUIPMENT - 2.4%
Advanced Medical Optics, Inc. (a)(l)                   67,530      $  2,355,446
Cooper Cos., Inc. (l)                                  22,560         1,202,899
DENTSPLY International, Inc.                           53,130         2,032,754
Immucor, Inc. (a)                                      13,990           391,300
                                                                   ------------
                                                                   $  5,982,399
                                                                   ------------
METALS & MINING - 0.3%
Cleveland-Cliffs, Inc. (l)                              9,040      $    702,137
                                                                   ------------
NATURAL GAS - PIPELINE - 2.3%
Williams Cos., Inc.                                   183,900      $  5,814,918
                                                                   ------------
NETWORK & TELECOM - 0.2%
InterDigital Communications Corp. (a)(l)               17,420      $    560,401
                                                                   ------------
OIL SERVICES - 3.6%
Cameron International Corp. (a)                        51,970      $  3,714,296
GlobalSantaFe Corp.                                    31,190         2,253,478
Noble Corp.                                            15,340         1,495,950
Smith International, Inc. (l)                          26,130         1,532,263
                                                                   ------------
                                                                   $  8,995,987
                                                                   ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 1.6%
Bank of Hawaii Corp.                                    2,900      $    149,756
CIT Group, Inc.                                        20,970         1,149,785
Commerce Bancorp, Inc. (l)                              7,150           264,479
First Marblehead Corp.                                 40,780         1,575,739
Northern Trust Corp.                                   14,190           911,566
                                                                   ------------
                                                                   $  4,051,325
                                                                   ------------
PERSONAL COMPUTERS & PERIPHERALS - 1.0%
Network Appliance, Inc. (a)                            43,500      $  1,270,200
Nuance Communications, Inc. (a)                        64,790         1,083,937
                                                                   ------------
                                                                   $  2,354,137
                                                                   ------------
PHARMACEUTICALS - 3.1%
Allergan, Inc.                                         15,580      $    898,031
Endo Pharmaceuticals Holdings, Inc. (a)               149,910         5,131,419
Medicis Pharmaceutical Corp., "A" (l)                   8,540           260,812
Warner Chilcott Ltd., "A" (a)(l)                       23,000           416,070
Watson Pharmaceuticals, Inc. (a)                       31,610         1,028,273
                                                                   ------------
                                                                   $  7,734,605
                                                                   ------------
REAL ESTATE - 0.3%
CapitalSource, Inc., REIT                              31,890      $    784,175
                                                                   ------------
RESTAURANTS - 3.2%
Brinker International, Inc.                            24,540      $    718,286
Jack in the Box, Inc. (a)                              16,080         1,140,715
Panera Bread Co. (a)(l)                                 9,470           436,188
YUM! Brands, Inc.                                     175,300         5,735,816
                                                                   ------------
                                                                   $  8,031,005
                                                                   ------------
SPECIALTY CHEMICALS - 1.3%
Praxair, Inc.                                          45,540      $  3,278,425
                                                                   ------------
SPECIALTY STORES - 4.3%
Advance Auto Parts, Inc.                                5,920      $    239,938
Aeropostale, Inc. (a)                                  87,370         3,641,582
Dick's Sporting Goods, Inc. (a)(l)                     16,490           959,223
Group 1 Automotive, Inc. (l)                            7,920           319,493
RadioShack Corp. (l)                                  120,850         4,004,969
Urban Outfitters, Inc. (a)                             66,290         1,592,949
                                                                   ------------
                                                                   $ 10,758,154
                                                                   ------------
TELEPHONE SERVICES - 2.3%
American Tower Corp., "A" (a)                          18,554      $    779,268
Embarq Corp.                                           79,750         5,053,758
                                                                   ------------
                                                                   $  5,833,026
                                                                   ------------
TRUCKING - 0.2%
Landstar System, Inc.                                  11,490      $    554,393
                                                                   ------------
UTILITIES - ELECTRIC POWER - 3.7%
Constellation Energy Group, Inc.                       22,460      $  1,957,838
Mirant Corp. (a)                                       53,070         2,263,436
NRG Energy, Inc. (a)                                  117,820         4,897,777
                                                                   ------------
                                                                   $  9,119,051
                                                                   ------------
TOTAL COMMON STOCKS (IDENTIFIED
COST, $205,721,914)                                                $246,710,759
                                                                   ------------
SHORT-TERM OBLIGATIONS - 1.1%
Cargill, Inc., 5.37%, due 7/02/07,
at Amortized Cost and Value (t)(y)                $ 2,830,000      $  2,829,578
                                                                   ------------
COLLATERAL FOR SECURITIES LOANED - 16.7%
Navigator Securities Lending Prime Portfolio,
at Cost and Net Asset Value                        41,615,589      $ 41,615,589
                                                                   ------------
TOTAL INVESTMENTS (IDENTIFIED
COST, $250,167,081)                                                $291,155,926
                                                                   ------------
OTHER ASSETS, LESS LIABILITIES - (16.7)%                            (41,758,206)
                                                                   ------------
NET ASSETS - 100.0%                                                $249,397,720
                                                                   ------------

(a) Non-income producing security.
(l) All or a portion of this security is on loan.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviation is used in this report and is defined:

REIT      Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your series' balance sheet, which details the assets and liabilities comprising the total value of the series.

AT 6/30/07

ASSETS
--------------------------------------------------------------------------------------------------------------------
Investments, at value, including $47,661,765 of securities on loan
(identified cost, $250,167,081)                                                 $291,155,926
Cash                                                                                     447
Receivable for investments sold                                                    7,218,782
Receivable for series shares sold                                                    127,910
Interest and dividends receivable                                                    104,137
Other assets                                                                           2,301
--------------------------------------------------------------------------------------------------------------------
Total assets                                                                                            $298,609,503
--------------------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                 $7,359,534
Payable for series shares reacquired                                                 141,288
Collateral for securities loaned, at value (c)                                    41,615,589
Payable to affiliates
  Management fee                                                                      15,403
  Shareholder servicing costs                                                            850
  Distribution fees                                                                    1,055
  Administrative services fee                                                            431
Payable for independent trustees' compensation                                         1,324
Accrued expenses and other liabilities                                                76,309
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                        $49,211,783
--------------------------------------------------------------------------------------------------------------------
Net assets                                                                                              $249,397,720
--------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
--------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                 $197,084,430
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies                       40,988,845
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                                     11,516,036
Accumulated distributions in excess of net investment income                        (191,591)
--------------------------------------------------------------------------------------------------------------------
Net assets                                                                                              $249,397,720
--------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                 32,246,673
--------------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net assets                                                                    $198,083,666
  Shares outstanding                                                              25,522,368
--------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                    $7.76
--------------------------------------------------------------------------------------------------------------------
Service Class shares
  Net assets                                                                     $51,314,054
  Shares outstanding                                                               6,724,305
--------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                    $7.63
--------------------------------------------------------------------------------------------------------------------

(c) Non-cash collateral not included.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your series earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by series operations.

SIX MONTHS ENDED 6/30/07

NET INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                          $855,313
  Interest                                                                            149,564
--------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                   $1,004,877
--------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                     $936,275
  Distribution fees                                                                    59,966
  Shareholder servicing costs                                                          43,787
  Administrative services fee                                                          26,173
  Independent trustees' compensation                                                    6,333
  Custodian fee                                                                        25,617
  Shareholder communications                                                           55,030
  Auditing fees                                                                        22,298
  Legal fees                                                                            2,825
  Miscellaneous                                                                        18,438
--------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                            $1,196,742
--------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                   (246)
  Reduction of expenses by investment adviser                                            (622)
--------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                              $1,195,874
--------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                        $(190,997)
--------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                         $11,903,768
--------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                     $14,917,165
--------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                                   $26,820,933
--------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                     $26,629,936
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                  SIX MONTHS ENDED        YEAR ENDED
                                                                                           6/30/07          12/31/06
                                                                                       (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS
--------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                             $(190,997)         $373,069
Net realized gain (loss) on investments and foreign currency transactions               11,903,768         9,494,181
Net unrealized gain (loss) on investments and foreign currency translation              14,917,165        (3,952,913)
--------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                   $26,629,936        $5,914,337
--------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
From net investment income
  Initial Class                                                                          $(361,595)              $--
From net realized gain on investments and foreign currency transactions
  Initial Class                                                                         (7,696,033)       (6,916,627)
  Service Class                                                                         (1,920,387)       (1,250,955)
--------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                           $(9,978,015)      $(8,167,582)
--------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                       $132,382      $(22,013,968)
--------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                             $16,784,303      $(24,267,213)
--------------------------------------------------------------------------------------------------------------------

NET ASSETS
--------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                 232,613,417       256,880,630
At end of period (including accumulated distributions in excess of net investment income of $191,591 and undistributed net investment income of
$361,001, respectively)                                                               $249,397,720      $232,613,417
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS
                                                 SIX MONTHS                           YEARS ENDED 12/31
                                                    ENDED       ------------------------------------------------------------
                                                   6/30/07          2006         2005         2004         2003         2002
                                                 (UNAUDITED)
Net asset value, beginning of period                 $7.25         $7.30        $7.08        $6.18        $4.51        $7.94
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (d)                    $(0.00)(w)     $0.01       $(0.03)      $(0.04)      $(0.02)      $(0.02)
Net realized and unrealized gain (loss) on
investments and foreign currency                      0.80          0.18         0.25         0.94         1.69        (3.41)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.80         $0.19        $0.22        $0.90        $1.67       $(3.43)
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.01)          $--          $--          $--          $--          $--
From net realized gain on investments and
foreign currency transactions                        (0.28)        (0.24)          --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(0.29)       $(0.24)         $--          $--          $--          $--
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $7.76         $7.25        $7.30        $7.08        $6.18        $4.51
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                           11.26(n)       2.55         3.11        14.56        37.03       (43.20)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                0.91(a)       0.90         0.92         0.87         0.91         0.91
Expenses after expense reductions (f)                 0.91(a)       0.89         0.92         0.87         0.89         0.90
Net investment income (loss)                         (0.11)(a)      0.19        (0.40)       (0.56)       (0.45)       (0.34)
Portfolio turnover                                      45           141           86           83           86          144
Net assets at end of period (000 Omitted)         $198,084      $190,684     $216,765     $221,192     $165,102      $56,909
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                 SIX MONTHS                           YEARS ENDED 12/31
                                                    ENDED        -----------------------------------------------------------
                                                   6/30/07          2006         2005         2004         2003         2002
                                                 (UNAUDITED)
Net asset value, beginning of period                 $7.13         $7.20        $7.00        $6.12        $4.48        $7.92
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (d)                    $(0.01)       $(0.00)(w)   $(0.04)      $(0.05)      $(0.04)      $(0.03)
Net realized and unrealized gain (loss) on
investments and foreign currency                      0.79          0.17         0.24         0.93         1.68        (3.41)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.78         $0.17        $0.20        $0.88        $1.64       $(3.44)
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments and
foreign currency transactions                       $(0.28)       $(0.24)         $--          $--          $--          $--
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $7.63         $7.13        $7.20        $7.00        $6.12        $4.48
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                           11.11(n)       2.30         2.86        14.38        36.61       (43.43)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.16(a)       1.15         1.17         1.12         1.16         1.14
Expenses after expense reductions (f)                 1.16(a)       1.15         1.17         1.12         1.14         1.13
Net investment loss                                  (0.35)(a)     (0.02)       (0.66)       (0.81)       (0.70)       (0.58)
Portfolio turnover                                      45           141           86           83           86          144
Net assets at end of period (000 Omitted)          $51,314       $41,929      $40,116      $49,849      $46,588      $14,380
----------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Mid Cap Growth Series (the series) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2007, there were 22 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the series' investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the series' valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the series' net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the series' net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the series' foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the series' net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the series' net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the series, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the series' financial statements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At June 30, 2007 the value of securities loaned was $47,661,765. These loans were collateralized by cash of $41,615,589 and U.S. Treasury obligations of $7,654,945.

INDEMNIFICATIONS - Under the series' organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the series. Additionally, in the normal course of business, the series enters into agreements with service providers that may contain indemnification clauses. The series' maximum exposure under these agreements is unknown as this would involve future claims that may be made against the series that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the series is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the series or in unrealized gain/loss if the security is still held by the series. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. This amount, for the six months ended June 30, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                                      12/31/06
      Long-term capital gain                                        $8,167,582

The federal tax cost and the tax basis components of distributable earnings were as follows:

      AS OF 6/30/07
      Cost of investments                                         $250,553,666
      ------------------------------------------------------------------------
      Gross appreciation                                           $43,651,154
      Gross depreciation                                            (3,048,894)
      ------------------------------------------------------------------------
      Net unrealized appreciation (depreciation)                   $40,602,260

      AS OF 12/31/06
      Undistributed ordinary income                                  3,917,885
      Undistributed long-term capital gain                           6,058,390
      Net unrealized appreciation (depreciation)                    25,685,094

The aggregate cost above includes prior fiscal year end tax adjustments.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the series. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the series' average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.70% of average daily net assets in excess of $1 billion. This written agreement may be rescinded only upon consent of the series' Board of Trustees. For the six months ended June 30, 2007, the series' average daily net assets did not exceed $1 billion and therefore, the management fee was not reduced.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the series for its services as shareholder servicing agent. For the six months ended June 30, 2007, the fee was $43,666, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the six months ended June 30, 2007, these costs amounted to $89. The series may also pay shareholder servicing related costs to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the series. Under an administrative services agreement, the series partially reimburses MFS the costs incurred to provide these services. The series is charged a fixed amount plus a fee based on calendar year average net assets. The series' annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended June 30, 2007 was equivalent to an annual effective rate of 0.0210% of the series' average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The series pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to trustees or officers of the series who are also officers of the investment adviser, all of whom receive remuneration for their services to the series from MFS. Certain officers and trustees of the series are officers or directors of MFS, MFD, and MFSC.

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended June 30, 2007, the fee paid to Tarantino LLC was $651. MFS has agreed to reimburse the series for a portion of the payments made by the funds to Tarantino LLC in the amount of $622, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $111,087,587 and $120,326,523, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                     SIX MONTHS ENDED 6/30/07          YEAR ENDED 12/31/06
                                                                     SHARES          AMOUNT          SHARES          AMOUNT
Shares sold
  Initial Class                                                     2,503,209      $19,062,435      1,316,700       $9,242,842
  Service Class                                                     2,259,607       16,879,530      1,570,194       10,883,659
------------------------------------------------------------------------------------------------------------------------------
                                                                    4,762,816      $35,941,965      2,886,894      $20,126,501

Shares issued to shareholders in reinvestment of distributions
  Initial Class                                                     1,081,561       $8,057,628        924,683       $6,916,627
  Service Class                                                       261,990        1,920,387        169,736        1,250,955
------------------------------------------------------------------------------------------------------------------------------
                                                                    1,343,551       $9,978,015      1,094,419       $8,167,582

Shares reacquired
  Initial Class                                                    (4,352,136)    $(33,207,828)    (5,631,143)    $(40,103,768)
  Service Class                                                    (1,676,589)     (12,579,770)    (1,430,220)     (10,204,283)
------------------------------------------------------------------------------------------------------------------------------
                                                                   (6,028,725)    $(45,787,598)    (7,061,363)    $(50,308,051)

Net change
  Initial Class                                                      (767,366)     $(6,087,765)    (3,389,760)    $(23,944,299)
  Service Class                                                       845,008        6,220,147        309,710        1,930,331
------------------------------------------------------------------------------------------------------------------------------
                                                                       77,642         $132,382     (3,080,050)    $(22,013,968)

(6) LINE OF CREDIT

The series and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the series and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2007, the series' commitment fee and interest expense were $735 and $7,481, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS is available by clicking on the series' name under "Variable Insurance Trust" in the "Products and Performance" section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

    Public Reference Room
    Securities and Exchange Commission
    100 F Street, NE, Room 1580
    Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT US


Web site
mfs.com


Account service and
literature

Shareholders
1-877-411-3325
9 a.m. to 5 p.m. ET


Investment professionals
1-800-637-8630
8 a.m. to 5 p.m. ET


Mailing address
MFS Service Center, Inc.
Attn: Institutional Alliance Services (IAS)
P.O. Box 55824
Boston, MA
02205-5824


Overnight mail
MFS Service Center, Inc.
Attn: Institutional Alliance Services (IAS)
500 Boylston Street
Boston, MA 02116-3741


M F S(R)
INVESTMENT MANAGEMENT

                                                    MFS(R) RESEARCH BOND SERIES

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                      MFS(R) VARIABLE INSURANCE TRUST(SM)
                               SEMIANNUAL REPORT

                                                                        6/30/07
                                                                        VFB-SEM

MFS(R) RESEARCH BOND SERIES


TABLE OF CONTENTS
------------------------------------------------------

LETTER FROM THE CEO                                  1
------------------------------------------------------
PORTFOLIO COMPOSITION                                2
------------------------------------------------------
EXPENSE TABLE                                        3
------------------------------------------------------
PORTFOLIO OF INVESTMENTS                             4
------------------------------------------------------
FINANCIAL STATEMENTS                                12
------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                       17
------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT       23
------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION               23
------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                      23
------------------------------------------------------
CONTACT INFORMATION                         BACK COVER

-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. As of mid-May 2007, it had returned another 8% and continued to reach new highs. But the Dow's upward rise has not been without hiccups. After hitting new records in February, the Dow lost 5.8% between February 20 and March 5, as stocks were sold off around the globe. As we have said before, markets are volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Bonds                                      94.4%
              Floating Rate Loans                         0.3%
              Cash & Other Net Assets                     5.3%

              FIXED INCOME SECTORS (i)

              High Grade Corporates                      31.0%
              ------------------------------------------------
              U.S. Treasury Securities                   27.2%
              ------------------------------------------------
              Mortgage-Backed Securities                 12.9%
              ------------------------------------------------
              Commercial Mortgage-Backed Securities      11.4%
              ------------------------------------------------
              High Yield Corporates                       5.2%
              ------------------------------------------------
              Emerging Market Bonds                       3.0%
              ------------------------------------------------
              U.S. Government Agencies                    2.2%
              ------------------------------------------------
              Asset-Backed Securities                     1.1%
              ------------------------------------------------
              Floating Rate Loans                         0.3%
              ------------------------------------------------
              Collateralized Debt Obligations             0.2%
              ------------------------------------------------
              Residential Mortgage-Backed Securities      0.1%
              ------------------------------------------------
              Non-U.S. Government Bonds                   0.1%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        55.9%
              ------------------------------------------------
              AA                                          5.1%
              ------------------------------------------------
              A                                           7.9%
              ------------------------------------------------
              BBB                                        24.3%
              ------------------------------------------------
              BB                                          3.4%
              ------------------------------------------------
              B                                           3.1%
              ------------------------------------------------
              Not Rated                                   0.3%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d,i)                       4.9
              ------------------------------------------------
              Average Life (i,m)                      7.4 yrs.
              ------------------------------------------------
              Average Maturity (i,m)                 14.6 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                   AA-
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                  A-1
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 06/30/07.

Percentages are based on net assets as of 06/30/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE CONTRACT HOLDERS DURING THE PERIOD,
JANUARY 1, 2007 THROUGH JUNE 30, 2007.

As a contract holder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2007 through June 30, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    1/01/07-
Class                       Ratio       1/01/07        6/30/07        6/30/07
--------------------------------------------------------------------------------
         Actual             0.70%     $1,000.00      $1,007.90         $3.48
Initial  -----------------------------------------------------------------------
 Class   Hypothetical(h)    0.70%     $1,000.00      $1,021.32         $3.51
--------------------------------------------------------------------------------
         Actual             0.95%     $1,000.00      $1,006.70         $4.73
Service  -----------------------------------------------------------------------
 Class   Hypothetical(h)    0.95%     $1,000.00      $1,020.08         $4.76
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/07

The Portfolio of Investments is a complete list of all securities owned by your series.
It is categorized by broad-based asset classes.

ISSUER                                                                             SHARES/PAR          VALUE ($)
BONDS - 96.3%
ASSET BACKED & SECURITIZED - 12.8%
ARCap REIT, Inc., 6.1%, 2045 (z)                                                   $  325,000        $    315,453
Asset Securitization Corp., FRN, 8.1463%, 2029                                        180,000             191,338
Banc of America Commercial Mortgage, Inc., "AM", FRN, 5.3533%, 2047                   345,034             331,360
Banc of America Commercial Mortgage, Inc., FRN, 4.857%, 2043                          110,306             103,936
Banc of America Commercial Mortgage, Inc., FRN, 5.965%, 2045                          200,000             199,527
Bayview Commercial Asset Trust, 0.775%, 2035 (i)(z)                                 1,047,896              84,197
Bayview Commercial Asset Trust, FRN, 0.84%, 2013 (i)(z)                               578,911              46,718
Bayview Commercial Asset Trust, FRN, 0.84%, 2036 (i)(z)                               905,953              79,268
Bayview Commercial Asset Trust, FRN, 0.8788%, 2036 (i)(z)                             669,435              59,892
Bayview Commercial Asset Trust, FRN, 1.1688%, 2036 (i)(z)                           1,661,628             202,552
Bayview Commercial Asset Trust, FRN, 1.1396%, 2036 (i)(z)                             812,835             112,415
Bayview Commercial Asset Trust, FRN, 1.2108%, 2037 (i)(z)                           1,682,891             222,478
Bayview Financial Acquisition Trust, FRN, 5.402%, 2035                                 70,000              69,519
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041                                 67,000              66,564
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.12%, 2040 (z)                 250,000             249,999
Bear Stearns Commercial Mortgage Securities, Inc., FRN, 5.116%, 2041                  350,000             335,802
Capital Trust Realty CDO Ltd., 5.16%, 2035 (z)                                        140,000             134,334
Citigroup Commercial Mortgage Trust, 5.462%, 2049                                     330,000             318,597
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.648%, 2048                       500,000             490,489
Citigroup/Deutsche Bank Commercial Mortgage Trust, "B", FRN, 5.447%, 2049             260,000             247,434
Citigroup/Deutsche Bank Commercial Mortgage Trust, "H", FRN, 5.8816%, 2049 (z)         82,900              76,534
Citigroup/Deutsche Bank Commercial Mortgage Trust, "J", FRN, 5.8816%, 2049 (z)        140,000             126,256
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.3996%, 2044                 120,000             117,756
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.3996%, 2044                 500,000             481,332
Commercial Mortgage Acceptance Corp., FRN, 1.1108%, 2030 (i)                        1,220,783              26,056
Commercial Mortgage Pass-Through Certificates, FRN, 5.9868%, 2046                     510,000             509,790
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                                9,724               9,669
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039                                 544,173             526,643
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039                              580,000             555,201
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035                  100,000              97,867
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033 (n)                                     29,632              29,419
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                73,486              73,543
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)                                        100,000             100,742
E*TRADE RV & Marine Trust, 3.62%, 2018                                                 60,000              58,075
Falcon Franchise Loan LLC, FRN, 4.0961%, 2025 (i)(z)                                  336,402              46,047
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)                    65,000              68,829
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033 (z)                             60,000              59,976
GMAC Commercial Mortgage Securities, Inc., FRN, 7.9175%, 2034 (n)                     110,000             116,317
Greenwich Capital Commercial Funding Corp., 4.305%, 2042                              183,329             178,595
Greenwich Capital Commercial Funding Corp., FRN, 5.224%, 2037                         109,489             105,426
IKON Receivables Funding LLC, 3.27%, 2011                                              18,765              18,741
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045                      405,134             391,915
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.5072%, 2042 (n)           130,000             120,907
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.936%, 2042                335,428             316,306
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.5421%, 2043               170,607             165,149
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043                200,000             199,745
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.3866%, 2044               400,000             385,646
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046                370,000             352,648
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.48%, 2047                 485,000             462,501
LB-UBS Commercial Mortgage Trust, 5.413%, 2039                                        108,520             104,527
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.0908%, 2028 (i)             736,952              15,774
Merrill Lynch Mortgage Trust, FRN, 5.107%, 2038                                       400,000             380,023
Merrill Lynch Mortgage Trust, FRN, 5.843%, 2039                                       405,000             400,648
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.204%, 2049                550,000             522,033
Morgan Stanley Capital I, Inc., 5.72%, 2032                                            78,152              78,382
Morgan Stanley Capital I, Inc., FRN, 0.6998%, 2030 (i)(n)                           1,930,716              20,506
Mortgage Capital Funding, Inc., FRN, 0.7905%, 2031 (i)                                800,576               3,223
New Century Home Equity Loan Trust, FRN, 4.532%, 2035                                 350,000             345,391
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034                                       57,483              56,994
Preferred Term Securities IV Ltd., CDO, FRN, 7.61%, 2031 (z)                           15,132              15,132
Preferred Term Securities XIX Ltd., CDO, FRN, 5.71%, 2035 (z)                         100,000              99,950
Prudential Securities Secured Financing Corp., FRN, 7.3821%, 2013 (z)                 125,000             129,649
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035                       174,000             171,645
Structured Asset Securities Corp., FRN, 5.56%, 2035                                   119,229             119,309
TIAA Real Estate CDO Ltd., 7.17%, 2032 (n)                                              8,588               8,596
Wachovia Bank Commercial Mortgage Trust, 4.935%, 2042                                 130,000             122,930
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041                            150,000             141,436
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042                            270,000             257,594
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042                            226,788             216,788
Wachovia Bank Commercial Mortgage Trust, FRN, 5.3683%, 2044                           130,000             125,028
Wachovia Bank Commercial Mortgage Trust, FRN, 5.4905%, 2044                           150,000             144,961
Wachovia Bank Commercial Mortgage Trust, FRN, 6.1637%, 2045                           170,000             171,407
Wachovia Bank Commercial Mortgage Trust, FRN, 5.962%, 2047 (z)                        200,000             188,890
Wachovia Bank Commercial Mortgage Trust, FRN, 5.438%, 2048                            353,000             335,806
                                                                                                     ------------
                                                                                                     $ 13,816,125
                                                                                                     ------------
AUTOMOTIVE - 0.5%
Ford Motor Credit Co., 7.375%, 2009                                                $  155,000        $    153,862
Ford Motor Credit Co., 9.75%, 2010                                                    160,000             167,070
Johnson Controls, Inc., 5.5%, 2016                                                    206,000             199,465
                                                                                                     ------------
                                                                                                     $    520,397
                                                                                                     ------------
BROADCASTING - 1.3%
Allbritton Communications Co., 7.75%, 2012                                         $  230,000        $    231,150
CBS Corp., 6.625%, 2011                                                               281,000             288,425
Clear Channel Communications, Inc., 7.65%, 2010                                       160,000             167,112
Clear Channel Communications, Inc., 6.25%, 2011                                       220,000             211,716
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                    330,000             338,250
News America Holdings, 8.5%, 2025                                                     152,000             178,515
                                                                                                     ------------
                                                                                                     $  1,415,168
                                                                                                     ------------
BROKERAGE & ASSET MANAGERS - 1.8%
Goldman Sachs Group, Inc., 5.625%, 2017                                            $  499,000        $    478,248
INVESCO PLC, 4.5%, 2009                                                               262,000             255,672
INVESCO PLC, 5.625%, 2012                                                             230,000             228,177
Merrill Lynch & Co., Inc., 6.05%, 2016                                                479,000             473,792
Morgan Stanley, 5.75%, 2016                                                           500,000             488,456
                                                                                                     ------------
                                                                                                     $  1,924,345
                                                                                                     ------------
BUILDING - 0.1%
American Standard Cos., Inc., 7.375%, 2008                                         $  135,000        $    136,102
                                                                                                     ------------
BUSINESS SERVICES - 0.3%
Xerox Corp., 6.4%, 2016                                                            $  235,000        $    236,449
Xerox Corp., 6.75%, 2017                                                              105,000             107,707
                                                                                                     ------------
                                                                                                     $    344,156
                                                                                                     ------------
CABLE TV - 1.9%
Comcast Corp., 6.45%, 2037                                                         $  503,000        $    484,753
Cox Communications, Inc., 7.125%, 2012                                                380,000             401,460
Rogers Cable, Inc., 5.5%, 2014                                                        384,000             372,374
TCI Communications, Inc., 9.8%, 2012                                                   72,000              83,106
Time Warner Cable, Inc., 5.85%, 2017 (z)                                              340,000             330,700
Time Warner Entertainment Co. LP, 8.375%, 2033                                        290,000             336,557
                                                                                                     ------------
                                                                                                     $  2,008,950
                                                                                                     ------------
CHEMICALS - 0.1%
Dow Chemical Co., 5.75%, 2008                                                      $   62,000        $     62,103
                                                                                                     ------------
CONSUMER GOODS & SERVICES - 0.8%
Fortune Brands, Inc., 5.125%, 2011                                                 $  350,000        $    341,534
Western Union Co., 5.4%, 2011                                                         517,000             510,061
                                                                                                     ------------
                                                                                                     $    851,595
                                                                                                     ------------
DEFENSE ELECTRONICS - 0.4%
BAE Systems Holdings, Inc., 4.75%, 2010 (n)                                        $  168,000        $    164,278
BAE Systems Holdings, Inc., 6.4%, 2011 (n)                                            104,000             106,983
Litton Industries, Inc., 8%, 2009                                                     165,000             173,793
                                                                                                     ------------
                                                                                                     $    445,054
                                                                                                     ------------
EMERGING MARKET QUASI-SOVEREIGN - 0.3%
Majapahit Holding B.V., 7.25%, 2017 (z)                                            $  296,000        $    288,970
                                                                                                     ------------
EMERGING MARKET SOVEREIGN - 0.3%
Republic of Argentina, FRN, 5.475%, 2012                                           $  328,500        $    312,020
                                                                                                     ------------
ENERGY - INDEPENDENT - 0.9%
Anadarko Petroleum Corp., 5.95%, 2016                                              $  220,000        $    214,813
Nexen, Inc., 6.4%, 2037                                                               470,000             449,342
Ocean Energy, Inc., 7.25%, 2011                                                       131,000             137,881
XTO Energy, Inc., 5.65%, 2016                                                         170,000             165,083
                                                                                                     ------------
                                                                                                     $    967,119
                                                                                                     ------------
ENERGY - INTEGRATED - 0.2%
TNK-BP Finance S.A., 7.5%, 2016 (n)                                                $  116,000        $    119,596
TNK-BP Finance S.A., 7.5%, 2016                                                       102,000             105,162
                                                                                                     ------------
                                                                                                     $    224,758
                                                                                                     ------------
FINANCIAL INSTITUTIONS - 3.3%
Capital One Financial Co., 6.15%, 2016                                             $  310,000        $    306,061
Capmark Financial Group, Inc., 5.875%, 2012 (z)                                       530,000             523,054
CIT Group, Inc., 6.1% to 2017, FRN to 2067                                             30,000              27,322
Countrywide Financial Corp., 6.25%, 2016                                              523,000             513,639
General Motors Acceptance Corp., 6.75%, 2014                                          473,000             452,971
HSBC Finance Corp., 6.75%, 2011                                                        46,000              47,749
HSBC Finance Corp., 5.5%, 2016                                                        553,000             532,912
ILFC E-Capital Trust I, FRN, 5.9%, 2065 (n)                                           500,000             497,213
ORIX Corp., 5.48%, 2011                                                               380,000             374,608
Residential Capital LLC, 6.875%, 2015                                                 270,000             261,877
                                                                                                     ------------
                                                                                                     $  3,537,406
                                                                                                     ------------
FOOD & BEVERAGES - 1.4%
ARAMARK Corp., 8.5%, 2015 (n)                                                      $  340,000        $    345,950
Diageo Capital PLC, 5.5%, 2016                                                        460,000             444,764
Miller Brewing Co., 5.5%, 2013 (n)                                                    510,000             501,472
Tyson Foods, Inc., 6.6%, 2016                                                         250,000             256,685
                                                                                                     ------------
                                                                                                     $  1,548,871
                                                                                                     ------------
FOOD & DRUG STORES - 0.5%
CVS Caremark Corp., 6.125%, 2016                                                   $  220,000        $    218,093
CVS Caremark Corp., 5.75%, 2017                                                       310,000             299,095
                                                                                                     ------------
                                                                                                     $    517,188
                                                                                                     ------------
FOREST & PAPER PRODUCTS - 0.4%
MeadWestvaco Corp., 6.8%, 2032                                                     $  105,000        $     95,819
Stora Enso Oyj, 7.25%, 2036 (n)                                                       313,000             311,713
                                                                                                     ------------
                                                                                                     $    407,532
                                                                                                     ------------
GAMING & LODGING - 0.7%
Marriott International, Inc., 6.375%, 2017                                         $  390,000        $    390,995
Wyndham Worldwide Corp., 6%, 2016                                                     355,000             342,387
                                                                                                     ------------
                                                                                                     $    733,382
                                                                                                     ------------
INDUSTRIAL - 0.2%
Steelcase, Inc., 6.5%, 2011                                                        $  272,000        $    275,095
                                                                                                     ------------
INSURANCE - 0.9%
American International Group, Inc., 6.25%, 2037                                    $  360,000        $    340,385
ING Groep N.V., 5.775% to 2015, FRN to 2049                                           278,000             268,311
UnumProvident Corp., 6.85%, 2015 (n)                                                  343,000             350,502
                                                                                                     ------------
                                                                                                     $    959,198
                                                                                                     ------------
INSURANCE - PROPERTY & CASUALTY - 1.2%
AXIS Capital Holdings Ltd., 5.75%, 2014                                            $  260,000        $    252,593
Chubb Corp., 6.375% to 2017, FRN to 2037                                              240,000             234,696
Fund American Cos., Inc., 5.875%, 2013                                                304,000             298,940
ZFS Finance USA Trust V, FRN, 6.5%, 2037 (z)                                          500,000             488,084
                                                                                                     ------------
                                                                                                     $  1,274,313
                                                                                                     ------------
MACHINERY & TOOLS - 0.2%
Case New Holland, Inc., 9.25%, 2011                                                $  215,000        $    225,363
                                                                                                     ------------
MAJOR BANKS - 2.8%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2043                                  $  440,000        $    430,223
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)                                          274,000             255,481
BNP Paribas, 7.195% to 2037, FRN to 2049 (z)                                          200,000             202,267
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049 (n)                              163,000             162,230
JPMorgan Chase & Co., 5.125%, 2014                                                    225,000             216,059
JPMorgan Chase & Co., 5.15%, 2015                                                     100,000              95,090
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049                              458,000             450,020
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049 (n)                                   51,000              52,344
PNC Funding Corp., 5.625%, 2017                                                       240,000             235,112
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049 (n)                                 97,000              97,471
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)                    45,000              49,690
Wachovia Bank, NA, 5.6%, 2016                                                         294,000             288,626
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042                                 348,000             346,483
Wachovia Corp., 6.605%, 2025                                                          164,000             172,648
                                                                                                     ------------
                                                                                                     $  3,053,744
                                                                                                     ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.4%
Cardinal Health, Inc., 6%, 2017 (z)                                                $  330,000        $    326,092
Community Health Systems, Inc., 8.875%, 2015 (z)                                      295,000             299,056
Fisher Scientific International, Inc., 6.125%, 2015                                   355,000             348,578
Hospira, Inc., 5.55%, 2012                                                            170,000             168,519
Hospira, Inc., 6.05%, 2017                                                            210,000             206,793
McKesson Corp., 5.7%, 2017                                                            190,000             183,559
                                                                                                     ------------
                                                                                                     $  1,532,597
                                                                                                     ------------
METALS & MINING - 1.0%
International Steel Group, Inc., 6.5%, 2014                                        $  496,000        $    505,782
Peabody Energy Corp., 5.875%, 2016                                                    345,000             322,575
Vale Overseas Ltd., 6.25%, 2017                                                       224,000             222,168
                                                                                                     ------------
                                                                                                     $  1,050,525
                                                                                                     ------------
MORTGAGE BACKED - 12.9%
Fannie Mae, 4.55%, 2011                                                            $   63,997        $     62,230
Fannie Mae, 4.79%, 2012                                                               117,568             113,437
Fannie Mae, 4.86%, 2012                                                               116,887             113,860
Fannie Mae, 5.12%, 2012                                                                58,364              57,888
Fannie Mae, 3.81%, 2013                                                                20,249              18,689
Fannie Mae, 4.845%, 2013                                                               51,724              49,840
Fannie Mae, 4.548%, 2014                                                              179,892             170,370
Fannie Mae, 4.6%, 2014 - 2015                                                         110,373             104,758
Fannie Mae, 4.666%, 2014                                                              102,571              97,780
Fannie Mae, 4.77%, 2014                                                                61,216              58,369
Fannie Mae, 4.88%, 2014 - 2020                                                        229,203             220,157
Fannie Mae, 4.53%, 2015                                                               107,149             100,840
Fannie Mae, 4.56%, 2015                                                                55,972              52,951
Fannie Mae, 4.665%, 2015                                                               38,292              36,434
Fannie Mae, 4.69%, 2015                                                                30,955              29,512
Fannie Mae, 4.7%, 2015                                                                277,906             264,666
Fannie Mae, 4.74%, 2015                                                                49,882              47,271
Fannie Mae, 4.78%, 2015                                                               107,132             102,428
Fannie Mae, 4.815%, 2015                                                               53,000              50,392
Fannie Mae, 4.82%, 2015                                                                55,653              53,312
Fannie Mae, 4.85%, 2015                                                                41,511              39,992
Fannie Mae, 4.87%, 2015                                                                34,598              33,349
Fannie Mae, 4.89%, 2015                                                                97,612              94,066
Fannie Mae, 4.925%, 2015                                                              130,510             125,531
Fannie Mae, 4.94%, 2015                                                               120,000             115,250
Fannie Mae, 4.98%, 2015                                                                48,867              47,339
Fannie Mae, 5.09%, 2016                                                               122,890             119,703
Fannie Mae, 5.395%, 2016                                                              137,137             134,445
Fannie Mae, 5.424%, 2016                                                              152,718             151,371
Fannie Mae, 4.996%, 2017                                                              168,313             162,913
Fannie Mae, 5.28%, 2017                                                               140,000             137,742
Fannie Mae, 5.32%, 2017                                                               151,787             148,312
Fannie Mae, 5.5%, 2017 - 2037                                                       4,857,197           4,713,460
Fannie Mae, 5.54%, 2017                                                               108,000             108,192
Fannie Mae, 5%, 2020 - 2025                                                           543,738             530,584
Fannie Mae, 6.5%, 2032                                                                 34,746              35,362
Fannie Mae, 6%, 2036 - 2037                                                           893,819             884,547
Freddie Mac, 5.5%, 2019 - 2036                                                      2,101,023           2,038,570
Freddie Mac, 4%, 2023 - 2024                                                          284,490             278,991
Freddie Mac, 5%, 2023 - 2028                                                          983,162             974,764
Freddie Mac, 6%, 2034 - 2036                                                          965,212             958,164
Ginnie Mae, 6%, 2036                                                                  319,558             317,876
                                                                                                     ------------
                                                                                                     $ 13,955,707
                                                                                                     ------------
NATURAL GAS - PIPELINE - 1.9%
CenterPoint Energy Resources Corp., 7.875%, 2013                                   $  499,000        $    544,676
CenterPoint Energy, Inc., 5.95%, 2017                                                 140,000             136,853
Intergas Finance B.V., 6.375%, 2017 (z)                                               330,000             315,975
Kinder Morgan Energy Partners LP, 6%, 2017                                            243,000             237,805
Kinder Morgan Energy Partners LP, 7.4%, 2031                                          103,000             108,580
Kinder Morgan Energy Partners LP, 5.8%, 2035                                          130,000             115,486
Magellan Midstream Partners LP, 5.65%, 2016                                           281,000             270,573
Spectra Energy Capital LLC, 8%, 2019                                                  313,000             347,386
                                                                                                     ------------
                                                                                                     $  2,077,334
                                                                                                     ------------
NETWORK & TELECOM - 2.3%
BellSouth Corp., 6.55%, 2034                                                       $  340,000        $    339,427
CenturyTel, Inc., 8.375%, 2010                                                         20,000              21,593
Deutsche Telekom B.V., 5.75%, 2016                                                    236,000             230,221
Telecom Italia Capital, 6.2%, 2011                                                    399,000             403,944
Telefonica Emisiones S.A.U., 7.045%, 2036                                             413,000             427,693
TELUS Corp., 8%, 2011                                                                 550,000             588,143
Verizon New York, Inc., 6.875%, 2012                                                  476,000             496,281
                                                                                                     ------------
                                                                                                     $  2,507,302
                                                                                                     ------------
OIL SERVICES - 0.3%
Halliburton Co., 5.5%, 2010                                                        $  193,000        $    192,813
Weatherford International, Inc., 6.35%, 2017 (z)                                      140,000             141,848
                                                                                                     ------------
                                                                                                     $    334,661
                                                                                                     ------------
OILS - 0.2%
Premcor Refining Group, Inc., 7.5%, 2015                                           $  190,000        $    195,894
                                                                                                     ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 2.2%
Alfa Diversified Payment Rights Finance Co., FRN, 7.26%, 2011 (n)                  $  252,000        $    252,000
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (n)                       149,000             149,000
Citigroup, Inc., 5%, 2014                                                             423,000             402,384
Fifth Third Bancorp, 5.45%, 2017                                                      390,000             376,128
HSBK Europe B.V., 7.25%, 2017 (n)                                                     253,000             246,675
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (n)                     310,000             306,523
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)                                      236,000             225,645
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049                            385,000             386,520
                                                                                                     ------------
                                                                                                     $  2,344,875
                                                                                                     ------------
PRINTING & PUBLISHING - 0.5%
Dex Media West LLC, 9.875%, 2013                                                   $  165,000        $    176,550
Idearc, Inc., 8%, 2016                                                                325,000             328,250
                                                                                                     ------------
                                                                                                     $    504,800
                                                                                                     ------------
RAILROAD & SHIPPING - 0.4%
CSX Corp., 6.3%, 2012                                                              $  155,000        $    158,001
TFM S.A. de C.V., 9.375%, 2012                                                        258,000             276,060
                                                                                                     ------------
                                                                                                     $    434,061
                                                                                                     ------------
REAL ESTATE - 2.4%
Boston Properties, Inc., REIT, 5%, 2015                                            $  137,000        $    129,616
Erp Operating LP, 5.75%, 2017                                                         520,000             509,786
HRPT Properties Trust, REIT, 6.25%, 2016                                              389,000             391,334
Kimco Realty Corp., REIT, 5.783%, 2016                                                294,000             290,318
Liberty Property Ltd. Partnership, REIT, 5.5%, 2016                                   230,000             221,024
ProLogis, REIT, 5.75%, 2016                                                           355,000             350,155
ProLogis, REIT, 5.625%, 2016                                                          150,000             146,012
Simon Property Group LP, REIT, 6.35%, 2012                                             88,000              90,722
Simon Property Group LP, REIT, 5.75%, 2015                                             18,000              17,810
Simon Property Group LP, REIT, 6.1%, 2016                                             169,000             171,050
Simon Property Group LP, REIT, 5.875%, 2017                                           230,000             228,726
                                                                                                     ------------
                                                                                                     $  2,546,553
                                                                                                     ------------
RESTAURANTS - 0.2%
YUM! Brands, Inc., 8.875%, 2011                                                    $  205,000        $    225,545
                                                                                                     ------------
RETAILERS - 0.9%
Dollar General Corp., 8.625%, 2010                                                 $  120,000        $    130,450
Federated Department Stores, Inc., 6.625%, 2011                                       223,000             226,756
Federated Retail Holdings, Inc., 5.35%, 2012                                          130,000             127,718
Home Depot, Inc., 5.4%, 2016                                                          511,000             479,007
J.C. Penney Corp., Inc., 8%, 2010                                                      34,000              35,901
                                                                                                     ------------
                                                                                                     $    999,832
                                                                                                     ------------
SUPERMARKETS - 0.3%
Safeway, Inc., 4.95%, 2010                                                         $   68,000        $     66,857
Safeway, Inc., 6.5%, 2011                                                             221,000             226,630
                                                                                                     ------------
                                                                                                     $    293,487
                                                                                                     ------------
SUPRANATIONAL - 0.1%
Corporacion Andina de Fomento, 6.875%, 2012                                        $   61,000        $     63,884
                                                                                                     ------------
TELECOMMUNICATIONS - WIRELESS - 0.3%
Nextel Communications, Inc., 5.95%, 2014                                           $  390,000        $    371,457
                                                                                                     ------------
TELEPHONE SERVICES - 0.4%
Embarq Corp., 7.082%, 2016                                                         $  460,000        $    462,577
                                                                                                     ------------
TOBACCO - 0.4%
Reynolds American, Inc., 6.75%, 2017                                               $  260,000        $    263,250
Reynolds American, Inc., 7.25%, 2037                                                  160,000             164,000
                                                                                                     ------------
                                                                                                     $    427,250
                                                                                                     ------------
TRANSPORTATION - SERVICES - 0.1%
FedEx Corp., 9.65%, 2012                                                           $  110,000        $    128,076
                                                                                                     ------------
U.S. GOVERNMENT AGENCIES - 2.2%
Freddie Mac, 3.5%, 2007                                                            $1,089,000        $  1,084,947
Small Business Administration, 4.34%, 2024                                            188,145             174,241
Small Business Administration, 4.93%, 2024                                            144,251             139,133
Small Business Administration, 4.99%, 2024                                            144,712             139,492
Small Business Administration, 4.625%, 2025                                           303,053             284,248
Small Business Administration, 4.86%, 2025                                            302,329             288,568
Small Business Administration, 5.11%, 2025                                            232,579             226,035
                                                                                                     ------------
                                                                                                     $  2,336,664
                                                                                                     ------------
U.S. TREASURY OBLIGATIONS - 28.8%
U.S. Treasury Bonds, 6.25%, 2023                                                   $  177,000        $    196,539
U.S. Treasury Bonds, 6%, 2026                                                         373,000             407,153
U.S. Treasury Bonds, 6.75%, 2026                                                    1,641,000           1,941,508
U.S. Treasury Bonds, 5.375%, 2031                                                   2,276,000           2,337,168
U.S. Treasury Bonds, 4.5%, 2036                                                     2,775,000           2,512,676
U.S. Treasury Notes, 6.125%, 2007                                                   2,912,000           2,915,867
U.S. Treasury Notes, 5.625%, 2008 (f)                                               5,762,000           5,790,810
U.S. Treasury Notes, 3.125%, 2008                                                   3,913,000           3,824,042
U.S. Treasury Notes, 4.5%, 2009                                                     2,167,000           2,151,255
U.S. Treasury Notes, 6.5%, 2010                                                     3,814,000           3,961,495
U.S. Treasury Notes, 4%, 2010                                                       2,453,000           2,396,466
U.S. Treasury Notes, 5.125%, 2011                                                   1,059,000           1,067,025
U.S. Treasury Notes, 4.75%, 2014                                                      444,000             438,450
U.S. Treasury Notes, TIPS, 2%, 2014                                                   536,808             515,881
U.S. Treasury Notes, TIPS, 2%, 2014                                                   219,252             210,465
U.S. Treasury Notes, TIPS, 2.375%, 2017                                               450,859             440,186
                                                                                                     ------------
                                                                                                     $ 31,106,986
                                                                                                     ------------
UTILITIES - ELECTRIC POWER - 3.8%
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)                                   $  380,000        $    404,700
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                    268,000             299,206
Enersis S.A., 7.375%, 2014                                                            233,000             246,933
Exelon Generation Co. LLC, 6.95%, 2011                                                717,000             744,391
FirstEnergy Corp., 6.45%, 2011                                                        310,000             317,878
ISA Capital do Brasil S.A., 7.875%, 2012                                              293,000             299,593
MidAmerican Energy Holdings Co., 6.125%, 2036                                         300,000             289,831
NiSource Finance Corp., 7.875%, 2010                                                  230,000             244,900
NorthWestern Corp., 5.875%, 2014                                                        5,000               4,852
NRG Energy, Inc., 7.25%, 2014                                                         220,000             220,550
Pacific Gas & Electric Co., 5.8%, 2037                                                150,000             139,916
Reliant Energy, Inc., 7.625%, 2014                                                    365,000             355,875
TXU Energy Co., 7%, 2013                                                              475,000             489,958
Waterford 3 Funding Corp., 8.09%, 2017                                                 90,968              92,892
                                                                                                     ------------
                                                                                                     $  4,151,475
                                                                                                     ------------
TOTAL BONDS (IDENTIFIED COST, $105,485,708)                                                          $103,900,496
                                                                                                     ------------
FLOATING RATE LOANS (g)(r) - 0.3%
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.3%
HCA, Inc., Term Loan B, 7.61%, 2013 (Identified Cost, $287,392)                    $  284,853        $    285,820
                                                                                                     ------------
SHORT-TERM OBLIGATIONS - 3.0%
New Center Asset Trust, 5.36%, due 7/02/07, at Amortized Cost and Value (y)        $3,238,000        $  3,237,518
                                                                                                     ------------
TOTAL INVESTMENTS (IDENTIFIED COST, $109,010,618) (k)                                                $107,423,834
                                                                                                     ------------
OTHER ASSETS, LESS LIABILITIES - 0.4%                                                                     473,469
                                                                                                     ------------
NET ASSETS - 100.0%                                                                                  $107,897,303
                                                                                                     ------------

(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(i) Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of June 30, 2007, the series held securities fair valued in accordance with the policies adopted by the
    Board of Trustees, aggregating $101,439,283 and 94.43% of market value. An independent pricing service provided an evaluated bid for 94.05% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,964,040, representing
    4.6% of net assets.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.
    These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The series holds the following restricted securities:

                                                                       ACQUISITION      ACQUISITION      CURRENT     TOTAL % OF
RESTRICTED SECURITIES                                                      DATE             COST      MARKET VALUE   NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
ARCap REIT, Inc., 6.1%, 2045                                            12/07/06          $332,516     $  315,453
Bayview Commercial Asset Trust, 0.775%, 2035                            10/06/05            87,208         84,197
Bayview Commercial Asset Trust, FRN, 0.84%, 2013                         3/29/06            51,302         46,718
Bayview Commercial Asset Trust, FRN, 0.84%, 2036                         2/28/06            80,721         79,268
Bayview Commercial Asset Trust, FRN, 0.8788%, 2036                       5/16/06            60,677         59,892
Bayview Commercial Asset Trust, FRN, 1.1396%, 2036                      10/25/06           102,018        112,415
Bayview Commercial Asset Trust, FRN, 1.1688%, 2036                       9/11/06           210,863        202,552
Bayview Commercial Asset Trust, FRN, 1.2108%, 2037                       1/26/07           220,086        222,478
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.12%, 2040        3/01/06           250,000        249,999
BNP Paribas, 7.195% to 2037, FRN to 2049                                 6/18/07           200,000        202,267
Capital Trust Realty CDO Ltd., 5.16%, 2035                               4/07/06           134,777        134,334
Capmark Financial Group, Inc., 5.875%, 2012                              5/03/07           529,772        523,054
Cardinal Health, Inc., 6%, 2017                                     6/05/07 - 6/14/07      328,229        326,092
Citigroup/Deutsche Bank Commercial Mortgage Trust, "H", FRN,
5.8816%, 2049                                                            3/14/07            82,245         76,534
Citigroup/Deutsche Bank Commercial Mortgage Trust, "J", FRN,
5.8816%, 2049                                                            3/14/07           137,871        126,256
Community Health Systems, Inc., 8.875%, 2015                             6/27/07           293,494        299,056
DLJ Commercial Mortgage Corp., 6.04%, 2031                               7/23/04            98,473        100,742
Falcon Franchise Loan LLC, FRN, 4.0961%, 2025                            1/29/03            63,904         46,047
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                   3/20/02            47,801         59,976
Intergas Finance B.V., 6.375%, 2017                                 5/03/07 - 5/04/07      328,051        315,975
Majapahit Holding B.V., 7.25%, 2017                                      6/21/07           295,001        288,970
Preferred Term Securities IV Ltd., CDO, FRN, 7.61%, 2031                 9/13/05            15,394         15,132
Preferred Term Securities XIX Ltd., CDO, FRN, 5.71%, 2035                9/08/05           100,000         99,950
Prudential Securities Secured Financing Corp., FRN, 7.3821%, 2013       12/06/04           138,774        129,649
Time Warner Cable, Inc., 5.85%, 2017                                     4/04/07           339,215        330,700
Wachovia Bank Commercial Mortgage Trust, FRN, 5.962%, 2047               6/07/07           191,305        188,890
Weatherford International, Inc., 6.35%, 2017                             6/14/07           139,888        141,848
ZFS Finance USA Trust V, FRN, 6.5%, 2037                                 5/03/07           502,475        488,084
-------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                            $5,266,528       4.9%
                                                                                                       ========================

The following abbreviations are used in this report and are defined:

CDO       Collateralized Debt Obligation
FRN       Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT      Real Estate Investment Trust
TIPS      Treasury Inflation Protected Security

FUTURES CONTRACTS OUTSTANDING AT 6/30/07

                                                                                                                   UNREALIZED
                                                                                                   EXPIRATION     APPRECIATION
DESCRIPTION                                                       CONTRACTS        VALUE              DATE       (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond (Short)                                            20        $2,155,000           Sep-07          $30,243

SWAP AGREEMENTS AT 6/30/07

                                                                                                                   UNREALIZED
                NOTIONAL                                                  CASH FLOWS            CASH FLOWS        APPRECIATION
EXPIRATION       AMOUNT                    COUNTERPARTY                   TO RECEIVE              TO PAY         (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------

CREDIT DEFAULT SWAPS
  6/20/09    USD    200,000   JPMorgan Chase Bank                      4.1% (fixed rate)            (1)              $1,536
  3/20/17    USD    230,000   JPMorgan Chase Bank                     0.49% (fixed rate)            (2)                 690
  3/20/17    USD    220,000   Goldman Sachs International             0.52% (fixed rate)            (2)                 877
  3/20/17    USD    180,000   Goldman Sachs International                     (3)           0.40% (fixed rate)          651
  6/20/17    USD    280,000   Morgan Stanley Capital Services, Inc.           (4)           0.27% (fixed rate)          539
  6/20/17    USD    100,000   Merrill Lynch International                     (5)           0.91% (fixed rate)         (313)
  3/20/17    USD    230,000   JPMorgan Chase Bank                             (6)           0.38% (fixed rate)        1,161
  3/20/17    USD    230,000   Merrill Lynch International                     (7)           0.37% (fixed rate)        2,975
  6/20/17    USD    140,000   Morgan Stanley Capital Services, Inc.           (8)           0.74% (fixed rate)         (327)
  9/20/17    USD    250,000   Goldman Sachs International                     (9)           0.21% (fixed rate)         (210)
  3/20/17    USD     75,000   JPMorgan Chase Bank                            (10)           0.78% (fixed rate)         (220)
  3/20/17    USD     75,000   JPMorgan Chase Bank                            (10)           0.80% (fixed rate)         (334)
  3/20/17    USD     77,000   Merrill Lynch International                    (10)           0.81% (fixed rate)         (210)
                                                                                                                     ------
                                                                                                                     $6,815
                                                                                                                     ======

(1)  Series to pay notional amount upon a defined credit default event by Abitibi Consolidated, 8.375%, 4/01/15.
(2)  Series to pay notional amount upon a defined credit default event by Burlington Northern Santa Fe Corp., 6.75%, 7/15/11.
(3)  Series to receive notional amount upon a defined credit default event by Dover Corp., 6.25%, 6/01/08.
(4)  Series to receive notional amount upon a defined credit default event by Kimberly Clark Corp., 6.875%, 2/15/14.
(5)  Series to receive notional amount upon a defined credit default event by New York Times Co., 4.61%, 9/26/12.
(6)  Series to receive notional amount upon a defined credit default event by PPG Industries, Inc., 7.05%, 8/15/09.
(7)  Series to receive notional amount upon a defined credit default event by Rohm and Haas Co., 7.85%, 7/15/29.
(8)  Series to receive notional amount upon a defined credit default event by Spectra Energy, 6.25%, 2/15/13.
(9)  Series to receive notional amount upon a defined credit default event by United Parcel Service, Inc., 8.375%, 4/01/30.
(10) Series to receive notional amount upon a defined credit default event by Waste Management, Inc., 7.375%, 8/01/10.

At June 30, 2007, the series had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your series' balance sheet, which details the assets and liabilities comprising the total value of the series.

AT 6/30/07

ASSETS
-----------------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $109,010,618)                             $107,423,834
Cash                                                                                   302,076
Receivable for series shares sold                                                      496,021
Interest receivable                                                                  1,282,311
Receivable from investment adviser                                                          65
Unrealized appreciation on credit default swaps                                          8,429
Other assets                                                                             1,059
-----------------------------------------------------------------------------------------------------------------
Total assets                                                                                         $109,513,795
-----------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------
Payable for daily variation margin on open futures contracts                           $19,375
Payable for investments purchased                                                    1,477,826
Payable for series shares reacquired                                                    21,118
Unrealized depreciation on credit default swaps                                          1,614
Payable to affiliates
  Management fee                                                                         4,396
  Shareholder servicing costs                                                              414
  Distribution fees                                                                        366
  Administrative services fee                                                              226
Payable for independent trustees' compensation                                             400
Accrued expenses and other liabilities                                                  90,757
-----------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                      $1,616,492
-----------------------------------------------------------------------------------------------------------------
Net assets                                                                                           $107,897,303
-----------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                   $108,399,161
Unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies                                     (1,549,726)
Accumulated net realized gain (loss) on investments                                 (1,216,860)
Undistributed net investment income                                                  2,264,728
-----------------------------------------------------------------------------------------------------------------
Net assets                                                                                           $107,897,303
-----------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                               9,628,239
-----------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net assets                                                                       $89,953,466
  Shares outstanding                                                                 8,018,740
-----------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                $11.22
-----------------------------------------------------------------------------------------------------------------
Service Class shares
  Net assets                                                                       $17,943,837
  Shares outstanding                                                                 1,609,499
-----------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                $11.15
-----------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your series earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by series operations.

SIX MONTHS ENDED 6/30/07

NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------
Income
  Interest                                                                           $2,616,650
  Foreign taxes withheld                                                                   (251)
-----------------------------------------------------------------------------------------------------------------
Total investment income                                                                                $2,616,399
-----------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                       $285,576
  Distribution fees                                                                      21,781
  Shareholder servicing costs                                                            16,764
  Administrative services fee                                                            12,669
  Independent trustees' compensation                                                      1,928
  Custodian fee                                                                          17,436
  Shareholder communications                                                             14,604
  Auditing fees                                                                          27,350
  Legal fees                                                                             14,562
  Miscellaneous                                                                           6,108
-----------------------------------------------------------------------------------------------------------------
Total expenses                                                                                           $418,778
-----------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                     (467)
  Reduction of expenses by investment adviser                                           (64,966)
-----------------------------------------------------------------------------------------------------------------
Net expenses                                                                                             $353,345
-----------------------------------------------------------------------------------------------------------------
Net investment income                                                                                  $2,263,054
-----------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                              $(14,811)
  Futures contracts                                                                      82,845
  Swap transactions                                                                      (3,193)
-----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                                   $64,841
-----------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                       $(1,713,509)
  Futures contracts                                                                     (10,000)
  Swap transactions                                                                       9,020
-----------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                             $(1,714,489)
-----------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                                $(1,649,648)
-----------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                     $613,406
-----------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                  SIX MONTHS ENDED        YEAR ENDED
                                                                                           6/30/07          12/31/06
                                                                                       (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS
--------------------------------------------------------------------------------------------------------------------
Net investment income                                                                   $2,263,054        $2,896,521
Net realized gain (loss) on investments                                                     64,841          (480,286)
Net unrealized gain (loss) on investments                                               (1,714,489)          424,592
--------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $613,406        $2,840,827

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
From net investment income
  Initial Class                                                                        $(2,658,129)      $(1,583,253)
  Service Class                                                                           (550,439)         (566,932)
From net realized gain on investments and foreign currency transactions
  Initial Class                                                                                 --          (179,034)
  Service Class                                                                                 --           (66,827)
--------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                           $(3,208,568)      $(2,396,046)
--------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                    $26,795,949       $33,653,606
--------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                             $24,200,787       $34,098,387
--------------------------------------------------------------------------------------------------------------------

NET ASSETS
--------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                  83,696,516        49,598,129
At end of period (including undistributed net investment income of
$2,264,728 and $3,210,242, respectively)                                              $107,897,303       $83,696,516
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS
                                                 SIX MONTHS                           YEARS ENDED 12/31
                                                    ENDED        -----------------------------------------------------------
                                                   6/30/07          2006         2005         2004         2003         2002
                                                 (UNAUDITED)
Net asset value, beginning of period                $11.51        $11.61       $12.16       $12.19       $11.82       $11.52
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.27         $0.53        $0.51        $0.59        $0.62        $0.67
Net realized and unrealized gain (loss)
on investments                                       (0.18)        (0.08)       (0.34)        0.11         0.45         0.30
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.09         $0.45        $0.17        $0.70        $1.07        $0.97
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.38)       $(0.49)      $(0.62)      $(0.73)      $(0.70)      $(0.67)
From net realized gain on investments                   --         (0.06)       (0.10)          --           --           --
----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(0.38)       $(0.55)      $(0.72)      $(0.73)      $(0.70)      $(0.67)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.22        $11.51       $11.61       $12.16       $12.19       $11.82
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                            0.79(n)       4.05         1.51         6.06         9.34         8.92
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                0.83(a)       0.94         1.12         0.99         0.94         0.92
Expenses after expense reductions (f)                 0.70(a)       0.70         0.73         0.75         0.75         0.75
Net investment income                                 4.80(a)       4.69         4.40         4.88         5.04         5.92
Portfolio turnover                                      23            51           88           55          116          132
Net assets at end of period (000 Omitted)          $89,953       $66,875      $36,738      $28,881      $31,981      $33,755
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                 SIX MONTHS                           YEARS ENDED 12/31
                                                    ENDED        -----------------------------------------------------------
                                                   6/30/07          2006         2005         2004         2003         2002
                                                 (UNAUDITED)
Net asset value, beginning of period                $11.43        $11.54       $12.11       $12.16       $11.81       $11.50
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.26         $0.50        $0.48        $0.55        $0.54        $0.53
Net realized and unrealized gain (loss)
on investments                                       (0.18)        (0.08)       (0.35)        0.12         0.51         0.43(g)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.08         $0.42        $0.13        $0.67        $1.05        $0.96
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.36)       $(0.47)      $(0.60)      $(0.72)      $(0.70)      $(0.65)
From net realized gain on investments                   --         (0.06)       (0.10)          --           --           --
----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(0.36)       $(0.53)      $(0.70)      $(0.72)      $(0.70)      $(0.65)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.15        $11.43       $11.54       $12.11       $12.16       $11.81
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                            0.67(n)       3.79         1.22         5.80         9.14         8.81
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.08(a)       1.20         1.37         1.24         1.19         1.17
Expenses after expense reductions (f)                 0.95(a)       0.95         0.98         1.00         1.01         1.00
Net investment income                                 4.53(a)       4.44         4.16         4.66         4.53         5.17
Portfolio turnover                                      23            51           88           55          116          132
Net assets at end of period (000 Omitted)          $17,944       $16,822      $12,860       $6,558       $2,419         $419
----------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series shares and the per share amount of realized and unrealized gains and losses at such time.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Research Bond Series (the series) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2007, there were 28 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional- size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the series' investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the series' valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the series' net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the series' net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the series' net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the series, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the series' financial statements.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INFLATION-ADJUSTED DEBT SECURITIES - The series invests in inflation-adjusted debt securities issued by the U.S. Treasury. The series may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The series may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the series uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include futures contracts and swap agreements.

FUTURES CONTRACTS - The series may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the series is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the series each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the series. Upon entering into such contracts, the series bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the series may not achieve the anticipated benefits of the futures contracts and may realize a loss.

SWAP AGREEMENTS - The series may enter into swap agreements. A swap is an exchange of cash payments between the series and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the series' custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market movement of the underlying instrument. All swap agreements entered into by the series with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed.

The series holds a credit default swap in which one party makes a stream of payments based on a fixed percentage applied to the notional amount to another party in exchange for the right to receive a specified return in the event of a default by a third party, such as a corporate issuer or foreign issuer, on its obligation. The series may enter into credit default swaps to limit or to reduce its risk exposure to defaults of corporate and sovereign issuers or to create direct or synthetic short or long exposure to corporate debt securities or certain sovereign debt securities to which it is not otherwise exposed.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS - The series may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the series to supply additional cash to the borrower on demand. At June 30, 2007, the portfolio had unfunded loan commitments of $285,820, which could be extended at the option of the borrower and which are covered by sufficient cash and/or liquid securities held by the series. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

INDEMNIFICATIONS - Under the series' organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the series. Additionally, in the normal course of business, the series enters into agreements with service providers that may contain indemnification clauses. The series' maximum exposure under these agreements is unknown as this would involve future claims that may be made against the series that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. The series earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. These fees are recorded on an accrual basis as income in the accompanying financial statements.

The series may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the series or in unrealized gain/loss if the security is still held by the series. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. This amount, for the six months ended June 30, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                                      12/31/06
      Ordinary income (including any short-term capital gains)      $2,150,185
      Long-term capital gain                                           245,861
      ------------------------------------------------------------------------
      Total distributions                                           $2,396,046

The federal tax cost and the tax basis components of distributable earnings were as follows:

      AS OF 6/30/07

      Cost of investments                                         $109,526,743
      ------------------------------------------------------------------------
      Gross appreciation                                              $149,940
      Gross depreciation                                            (2,252,849)
      ------------------------------------------------------------------------
      Net unrealized appreciation (depreciation)                   $(2,102,909)

      AS OF 12/31/06

      Undistributed ordinary income                                 $3,208,085
      Capital loss carryforwards                                      (784,459)
      Other temporary differences                                         (590)
      Net unrealized appreciation (depreciation)                      (329,732)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2006, the series had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

      12/31/14                                                       $(784,459)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the series. The management fee is computed daily and paid monthly at an annual rate of 0.60% of the series' average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.50% of average daily net assets. This written agreement may be rescinded only upon consent of the series' Board of Trustees. This management fee reduction amounted to $47,596, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2007 was equivalent to an annual effective rate of 0.50% of the series' average daily net assets.

The investment adviser has agreed in writing to pay a portion of the series' operating expenses, exclusive of management, distribution, and certain other fees and expenses, such that operating expenses do not exceed 0.20% annually of the series' average daily net assets. This written agreement will continue through April 30, 2008 unless changed or rescinded by the series' Board of Trustees. For the six months ended June 30, 2007, this reduction amounted to $17,136 and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the series for its services as shareholder servicing agent. For the six months ended June 30, 2007, the fee was $16,658, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the six months ended June 30, 2007, these costs amounted to $84. The series may also pay shareholder servicing related costs to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the series. Under an administrative services agreement, the series partially reimburses MFS the costs incurred to provide these services. The series is charged a fixed amount plus a fee based on calendar year average net assets. The series' annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended June 30, 2007 was equivalent to an annual effective rate of 0.0266% of the series' average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The series pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to trustees or officers of the series who are also officers of the investment adviser, all of whom receive remuneration for their services to the series from MFS. Certain officers and trustees of the series are officers or directors of MFS, MFD, and MFSC.

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended June 30, 2007, the fee paid to Tarantino LLC was $244. MFS has agreed to reimburse the series for a portion of the payments made by the funds to Tarantino LLC in the amount of $234, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                  PURCHASES              SALES

U.S. government securities                      $14,542,148         $8,480,438
------------------------------------------------------------------------------
Investments (non-U.S. government securities)    $29,191,962        $12,235,318
------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                    SIX MONTHS ENDED 6/30/07          YEAR ENDED 12/31/06
                                                                      SHARES        AMOUNT          SHARES          AMOUNT
Shares sold
  Initial Class                                                     2,475,518    $28,354,076       3,321,326      $37,412,706
  Service Class                                                       185,538      2,114,787         490,509        5,506,643
-----------------------------------------------------------------------------------------------------------------------------
                                                                    2,661,056    $30,468,863       3,811,835      $42,919,349

Shares issued to shareholders in reinvestment of distributions
  Initial Class                                                       236,068     $2,658,129         160,939       $1,762,287
  Service Class                                                        49,146        550,439          58,143          633,759
-----------------------------------------------------------------------------------------------------------------------------
                                                                      285,214     $3,208,568         219,082       $2,396,046

Shares reacquired
  Initial Class                                                      (505,019)   $(5,773,585)       (833,625)     $(9,505,502)
  Service Class                                                       (97,303)    (1,107,897)       (190,461)      (2,156,287)
-----------------------------------------------------------------------------------------------------------------------------
                                                                     (602,322)   $(6,881,482)     (1,024,086)    $(11,661,789)

Net change
  Initial Class                                                     2,206,567    $25,238,620       2,648,640      $29,669,491
  Service Class                                                       137,381      1,557,329         358,191        3,984,115
-----------------------------------------------------------------------------------------------------------------------------
                                                                    2,343,948    $26,795,949       3,006,831      $33,653,606

(6) LINE OF CREDIT

The series and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the series and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2007, the series' commitment fee and interest expense were $206 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS is available by clicking on the series' name under "Variable Insurance Trust" in the "Products and Performance" section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

    Public Reference Room
    Securities and Exchange Commission
    100 F Street, NE, Room 1580
    Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT US


Web site
mfs.com


Account service and
literature

Shareholders
1-877-411-3325
9 a.m. to 5 p.m. ET


Investment professionals
1-800-637-8630
8 a.m. to 5 p.m. ET


Mailing address
MFS Service Center, Inc.
Attn: Institutional Alliance Services (IAS)
P.O. Box 55824
Boston, MA
02205-5824


Overnight mail
MFS Service Center, Inc.
Attn: Institutional Alliance Services (IAS)
500 Boylston Street
Boston, MA 02116-3741


M F S(R)
INVESTMENT MANAGEMENT

                                                         MFS(R) RESEARCH SERIES

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                      MFS(R) VARIABLE INSURANCE TRUST(SM)
                               SEMIANNUAL REPORT

                                                                        6/30/07
                                                                        VFR-SEM

MFS(R) RESEARCH SERIES

TABLE OF CONTENTS

------------------------------------------------------

LETTER FROM THE CEO                                  1
------------------------------------------------------
PORTFOLIO COMPOSITION                                2
------------------------------------------------------
EXPENSE TABLE                                        3
------------------------------------------------------
PORTFOLIO OF INVESTMENTS                             4
------------------------------------------------------
FINANCIAL STATEMENTS                                 7
------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                       12
------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT       17
------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION               17
------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                      17
------------------------------------------------------
CONTACT INFORMATION                         BACK COVER

-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. As of mid-May 2007, it had returned another 8% and continued to reach new highs. But the Dow's upward rise has not been without hiccups. After hitting new records in February, the Dow lost 5.8% between February 20 and March 5, as stocks were sold off around the globe. As we have said before, markets are volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              99.3%
              Cash & Other Net Assets                     0.7%

              TOP TEN HOLDINGS

              Altria Group, Inc.                           3.4%
              -------------------------------------------------
              United Technologies Corp.                    2.3%
              -------------------------------------------------
              Exxon Mobil Corp.                            2.2%
              -------------------------------------------------
              Intel Corp.                                  2.2%
              -------------------------------------------------
              JPMorgan Chase & Co.                         2.1%
              -------------------------------------------------
              Genzyme Corp.                                2.0%
              -------------------------------------------------
              Danaher Corp.                                1.9%
              -------------------------------------------------
              MetLife, Inc.                                1.9%
              -------------------------------------------------
              AT&T, Inc.                                   1.8%
              -------------------------------------------------
              Bank of America Corp.                        1.8%
              -------------------------------------------------

              EQUITY SECTORS

              Financial Services                          20.4%
              -------------------------------------------------
              Technology                                  14.5%
              -------------------------------------------------
              Health Care                                 11.6%
              -------------------------------------------------
              Energy                                      10.5%
              -------------------------------------------------
              Industrial Goods & Services                  8.3%
              -------------------------------------------------
              Retailing                                    7.3%
              -------------------------------------------------
              Consumer Staples                             7.2%
              -------------------------------------------------
              Utilities & Communications                   6.9%
              -------------------------------------------------
              Leisure                                      4.6%
              -------------------------------------------------
              Basic Materials                              4.1%
              -------------------------------------------------
              Special Products & Services                  2.3%
              -------------------------------------------------
              Transportation                               1.6%
              -------------------------------------------------

Percentages are based on net assets as of 06/30/07.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE CONTRACT HOLDERS DURING THE PERIOD,
JANUARY 1, 2007 THROUGH JUNE 30, 2007

As a contract holder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2007 through June 30, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    1/01/07-
Class                       Ratio       1/01/07        6/30/07        6/30/07
--------------------------------------------------------------------------------
         Actual             0.89%     $1,000.00      $1,099.70         $4.63
Initial  -----------------------------------------------------------------------
 Class   Hypothetical(h)    0.89%     $1,000.00      $1,020.38         $4.46
--------------------------------------------------------------------------------
         Actual             1.14%     $1,000.00      $1,097.90         $5.93
Service  -----------------------------------------------------------------------
 Class   Hypothetical(h)    1.14%     $1,000.00      $1,019.14         $5.71
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/07

The Portfolio of Investments is a complete list of all securities owned by your series. It is categorized by broad-based asset classes.

ISSUER                                             SHARES/PAR         VALUE ($)

COMMON STOCKS - 99.3%
AEROSPACE - 3.7%
Lockheed Martin Corp.                                  43,140      $  4,060,768
United Technologies Corp.                              96,770         6,863,896
                                                                   ------------
                                                                   $ 10,924,664
                                                                   ------------
ALCOHOLIC BEVERAGES - 0.5%
Diageo PLC                                             72,900      $  1,513,977
                                                                   ------------
APPAREL MANUFACTURERS - 1.5%
Coach, Inc. (a)                                        22,890      $  1,084,757
NIKE, Inc., "B"                                        54,300         3,165,147
                                                                   ------------
                                                                   $  4,249,904
                                                                   ------------
BIOTECHNOLOGY - 4.8%
Amgen, Inc. (a)                                        89,520      $  4,949,561
Genzyme Corp. (a)                                      89,050         5,734,820
Millipore Corp. (a)                                    44,780         3,362,530
                                                                   ------------
                                                                   $ 14,046,911
                                                                   ------------
BROADCASTING - 1.6%
Citadel Broadcasting Corp. (l)                          3,392      $     21,878
News Corp., "A"                                        61,600         1,306,536
Viacom, Inc., "B" (a)                                  16,860           701,882
Walt Disney Co.                                        44,170         1,507,964
WPP Group PLC                                          75,050         1,122,451
                                                                   ------------
                                                                   $  4,660,711
                                                                   ------------
BROKERAGE & ASSET MANAGERS - 5.4%
Affiliated Managers Group, Inc.
(a)(l)                                                 22,210      $  2,859,760
Deutsche Boerse AG                                     12,490         1,415,759
E*TRADE Financial Corp. (a)                            61,630         1,361,407
Franklin Resources, Inc.                               20,250         2,682,518
Goldman Sachs Group, Inc.                              15,990         3,465,833
Mellon Financial Corp.                                 61,760         2,717,440
TD Ameritrade Holding Corp. (a)(l)                     71,800         1,436,000
                                                                   ------------
                                                                   $ 15,938,717
                                                                   ------------
BUSINESS SERVICES - 0.7%
Cognizant Technology Solutions
Corp., "A" (a)                                         27,320      $  2,051,459
                                                                   ------------
CABLE TV - 1.6%
Comcast Corp., "Special A" (a)                         98,540      $  2,755,178
Time Warner Cable, Inc. (a)                            45,820         1,794,769
                                                                   ------------
                                                                   $  4,549,947
                                                                   ------------
CHEMICALS - 0.7%
PPG Industries, Inc.                                   24,920      $  1,896,661
                                                                   ------------
COMPUTER SOFTWARE - 3.0%
Adobe Systems, Inc. (a)                                69,670      $  2,797,251
Microsoft Corp.                                        73,260         2,158,972
Oracle Corp. (a)                                      190,700         3,758,697
                                                                   ------------
                                                                   $  8,714,920
                                                                   ------------
COMPUTER SOFTWARE - SYSTEMS - 0.8%
International Business Machines
Corp.                                                  20,900      $  2,199,725
                                                                   ------------
CONGLOMERATES - 1.0%
Siemens AG                                             21,250      $  3,057,182
                                                                   ------------
CONSUMER GOODS & SERVICES - 1.2%
Apollo Group, Inc., "A" (a)                            30,780      $  1,798,475
Procter & Gamble Co.                                   28,770         1,760,436
                                                                   ------------
                                                                   $  3,558,911
                                                                   ------------
CONTAINERS - 0.5%
Owens-Illinois, Inc. (a)                               40,510      $  1,417,850
                                                                   ------------
ELECTRICAL EQUIPMENT - 4.6%
Danaher Corp.                                          75,460      $  5,697,230
Rockwell Automation, Inc.                              69,270         4,810,109
W.W. Grainger, Inc.                                    33,600         3,126,480
                                                                   ------------
                                                                   $ 13,633,819
                                                                   ------------
ELECTRONICS - 5.2%
Applied Materials, Inc.                               141,160      $  2,804,849
Intel Corp.                                           272,060         6,464,146
Marvell Technology Group Ltd. (a)                     111,900         2,037,699
SanDisk Corp. (a)                                      51,870         2,538,518
Taiwan Semiconductor Manufacturing
Co. Ltd., ADR                                         137,080         1,525,700
                                                                   ------------
                                                                   $ 15,370,912
                                                                   ------------
ENERGY - INDEPENDENT - 2.3%
Apache Corp.                                           26,810      $  2,187,428
CONSOL Energy, Inc.                                    15,970           736,377
Devon Energy Corp.                                     29,870         2,338,522
Ultra Petroleum Corp. (a)                              26,620         1,470,489
                                                                   ------------
                                                                   $  6,732,816
                                                                   ------------
ENERGY - INTEGRATED - 4.5%
Exxon Mobil Corp.                                      78,460      $  6,581,225
Hess Corp.                                             73,610         4,340,046
TOTAL S.A., ADR                                        29,080         2,354,898
                                                                   ------------
                                                                   $ 13,276,169
                                                                   ------------
FOOD & BEVERAGES - 2.6%
General Mills, Inc.                                    23,890      $  1,395,654
Nestle S.A.                                             5,561         2,111,480
PepsiCo, Inc.                                          64,510         4,183,474
                                                                   ------------
                                                                   $  7,690,608
                                                                   ------------
FOOD & DRUG STORES - 1.0%
CVS Corp.                                              81,810      $  2,981,975
                                                                   ------------
GAMING & LODGING - 1.4%
International Game Technology                          46,230      $  1,835,331
Royal Caribbean Cruises Ltd. (l)                       52,260         2,246,135
                                                                   ------------
                                                                   $  4,081,466
                                                                   ------------
GENERAL MERCHANDISE - 2.0%
Family Dollar Stores, Inc. (l)                         70,190      $  2,408,921
Macy's, Inc.                                           65,840         2,619,115
Wal-Mart Stores, Inc.                                  15,100           726,461
                                                                   ------------
                                                                   $  5,754,497
                                                                   ------------
HEALTH MAINTENANCE ORGANIZATIONS - 1.0%
WellPoint, Inc. (a)                                    38,140      $  3,044,716
                                                                   ------------
INSURANCE - 5.6%
Aflac, Inc.                                            52,580      $  2,702,612
Chubb Corp.                                            47,380         2,565,153
Genworth Financial, Inc., "A"                         106,270         3,655,688
Hartford Financial Services Group,
Inc.                                                   20,040         1,974,140
MetLife, Inc.                                          87,760         5,658,765
                                                                   ------------
                                                                   $ 16,556,358
                                                                   ------------
INTERNET - 1.7%
Google, Inc., "A" (a)                                   9,230      $  4,830,797
                                                                   ------------
MAJOR BANKS - 6.7%
Bank of America Corp.                                 105,290      $  5,147,628
Bank of New York Co., Inc.                            121,560         5,037,446
JPMorgan Chase & Co.                                  128,640         6,232,608
State Street Corp.                                     48,860         3,342,024
                                                                   ------------
                                                                   $ 19,759,706
                                                                   ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.5%
DaVita, Inc. (a)                                       25,000      $  1,347,000
                                                                   ------------
MEDICAL EQUIPMENT - 1.7%
Boston Scientific Corp. (a)                           195,260      $  2,995,288
C.R. Bard, Inc.                                         8,900           735,407
St. Jude Medical, Inc. (a)                             31,520         1,307,765
                                                                   ------------
                                                                   $  5,038,460
                                                                   ------------
METALS & MINING - 1.2%
BHP Billiton PLC                                      129,550      $  3,592,069
                                                                   ------------
NATURAL GAS - DISTRIBUTION - 0.5%
Questar Corp.                                          27,400      $  1,448,090
                                                                   ------------
NATURAL GAS - PIPELINE - 1.7%
Williams Cos., Inc.                                   155,480      $  4,916,278
                                                                   ------------
NETWORK & TELECOM - 2.1%
Cisco Systems, Inc. (a)                               172,300      $  4,798,555
Motorola, Inc.                                         82,100         1,453,170
                                                                   ------------
                                                                   $  6,251,725
                                                                   ------------
OIL SERVICES - 3.7%
GlobalSantaFe Corp. (l)                                30,968      $  2,237,438
Halliburton Co.                                        41,300         1,424,850
National Oilwell Varco, Inc. (a)                       18,830         1,962,839
Noble Corp.                                            33,360         3,253,267
Schlumberger Ltd.                                      23,100         1,962,114
                                                                   ------------
                                                                   $ 10,840,508
                                                                   ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 2.2%
American Express Co.                                   62,690      $  3,835,374
Countrywide Financial Corp.                            29,540         1,073,779
UBS AG                                                 27,122         1,620,863
                                                                   ------------
                                                                   $  6,530,016
                                                                   ------------
PERSONAL COMPUTERS & PERIPHERALS - 1.7%
EMC Corp. (a)                                          99,770      $  1,805,837
Network Appliance, Inc. (a)                           112,900         3,296,680
                                                                   ------------
                                                                   $  5,102,517
                                                                   ------------
PHARMACEUTICALS - 3.6%
Merck & Co., Inc.                                      26,100      $  1,299,780
Roche Holding AG                                       25,480         4,518,689
Wyeth                                                  80,670         4,625,618
                                                                   ------------
                                                                   $ 10,444,087
                                                                   ------------
RAILROAD & SHIPPING - 0.4%
Burlington Northern
Santa Fe Corp.                                         14,720      $  1,253,261
                                                                   ------------
REAL ESTATE - 0.5%
Equity Residential, REIT                               34,930      $  1,593,856
                                                                   ------------
SPECIALTY CHEMICALS - 1.7%
Air Products & Chemicals, Inc.                         30,640      $  2,462,537
Praxair, Inc.                                          34,160         2,459,178
                                                                   ------------
                                                                   $  4,921,715
                                                                   ------------
SPECIALTY STORES - 2.8%
CarMax, Inc. (a)                                       62,900      $  1,603,950
Lowe's Cos., Inc.                                      94,130         2,888,850
Nordstrom, Inc.                                        26,130         1,335,766
Staples, Inc.                                          93,900         2,228,247
                                                                   ------------
                                                                   $  8,056,813
                                                                   ------------
TELECOMMUNICATIONS - WIRELESS - 0.5%
Leap Wireless International, Inc.
(a)                                                     3,500      $    295,750
Rogers Communications, Inc., "B"                       29,180         1,247,041
                                                                   ------------
                                                                   $  1,542,791
                                                                   ------------
TELEPHONE SERVICES - 2.5%
AT&T, Inc.                                            125,240      $  5,197,460
Qwest Communications International,
Inc. (a)(l)                                           132,240         1,282,728
TELUS Corp. (non-voting shares)                        15,710           927,552
                                                                   ------------
                                                                   $  7,407,740
                                                                   ------------
TOBACCO - 3.5%
Altria Group, Inc.                                    144,220      $ 10,115,591
                                                                   ------------
TRUCKING - 1.2%
FedEx Corp.                                            32,400      $  3,595,428
                                                                   ------------
UTILITIES - ELECTRIC POWER - 1.7%
DPL, Inc. (l)                                          24,130      $    683,844
FPL Group, Inc.                                        25,780         1,462,757
Integrys Energy Group, Inc. (l)                        12,910           654,924
NRG Energy, Inc. (a)                                   54,260         2,255,588
                                                                   ------------
                                                                   $  5,057,113
                                                                   ------------
TOTAL COMMON STOCKS
(IDENTIFIED COST, $261,299,750)                                    $291,550,436
                                                                   ------------

SHORT-TERM OBLIGATIONS - 0.5%
Cargill, Inc., 5.37%, due 7/02/07,
at Amortized Cost and Value (t)(y)               $  1,582,000      $  1,581,764

COLLATERAL FOR SECURITIES LOANED - 4.8%
Navigator Securities Lending Prime
Portfolio, at Cost and Net Asset
Value                                              13,945,851      $ 13,945,851
                                                                   ------------
TOTAL INVESTMENTS
(IDENTIFIED COST, $276,827,365)                                    $307,078,051
                                                                   ------------
OTHER ASSETS,
LESS LIABILITIES - (4.6)%                                           (13,486,914)
                                                                   ------------
NET ASSETS - 100.0%                                                $293,591,137
                                                                   ------------
(a) Non-income producing security.
(l) All or a portion of this security is on loan.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR       American Depository Receipt
REIT      Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your series' balance sheet, which details the assets and liabilities comprising the total value of the series.

AT 6/30/07

ASSETS
---------------------------------------------------------------------------------------------------------------------
Investments, at value, including $13,618,562 of securities on loan
(identified cost, $276,827,365)                                                  $307,078,051
Cash                                                                                      147
Receivable for investments sold                                                     7,133,977
Receivable for series shares sold                                                      66,684
Interest and dividends receivable                                                     241,578
Other assets                                                                            2,997
---------------------------------------------------------------------------------------------------------------------
Total assets                                                                                             $314,523,434
---------------------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                  $6,610,730
Payable for series shares reacquired                                                  235,230
Collateral for securities loaned, at value                                         13,945,851
Payable to affiliates
  Management fee                                                                       18,101
  Shareholder servicing costs                                                           1,199
  Distribution fees                                                                       396
  Administrative services fee                                                             494
Payable for independent trustees' compensation                                          1,238
Accrued expenses and other liabilities                                                119,058
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                         $20,932,297
---------------------------------------------------------------------------------------------------------------------
Net assets                                                                                               $293,591,137
---------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                  $512,889,892
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies                        30,241,906
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                                    (250,150,695)
Undistributed net investment income                                                   610,034
---------------------------------------------------------------------------------------------------------------------
Net assets                                                                                               $293,591,137
---------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                  14,910,495
---------------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net assets                                                                     $274,271,902
  Shares outstanding                                                               13,924,906
---------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                    $19.70
---------------------------------------------------------------------------------------------------------------------
Service Class shares
  Nets assets                                                                     $19,319,235
  Shares outstanding                                                                  985,589
---------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                    $19.60
---------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your series earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by series operations.


SIX MONTHS ENDED 6/30/07
NET INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                         $1,874,329
  Interest                                                                              69,371
  Foreign taxes withheld                                                               (19,992)
---------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                    $1,923,708
---------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                    $1,087,352
  Distribution fees                                                                     22,377
  Shareholder servicing costs                                                           51,084
  Administrative services fee                                                           29,712
  Independent trustees' compensation                                                     6,316
  Custodian fee                                                                         30,368
  Shareholder communications                                                            47,398
  Auditing fees                                                                         22,634
  Legal fees                                                                             3,342
  Miscellaneous                                                                         14,086
---------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                             $1,314,669
---------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                    (807)
  Reduction of expenses by investment adviser                                             (724)
---------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                               $1,313,138
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                        $610,570
---------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                          $19,113,454
  Foreign currency transactions                                                         (1,123)
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                 $19,112,331
---------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                       $7,951,519
  Translation of assets and liabilities in foreign currencies                           (8,488)
---------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                 $7,943,031
---------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                               $27,055,362
---------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                      $27,665,932
---------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                SIX MONTHS ENDED        YEAR ENDED
                                                                                         6/30/07          12/31/06
                                                                                      (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS
-------------------------------------------------------------------------------------------------------------------
Net investment income                                                                   $610,570         $2,025,428
Net realized gain (loss) on investments and foreign currency transactions             19,112,331         23,527,274
Net unrealized gain (loss) on investments and foreign currency translation             7,943,031          2,765,933
-------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                 $27,665,932        $28,318,635
-------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------
From net investment income
  Initial Class                                                                      $(1,919,641)       $(1,405,149)
  Service Class                                                                          (88,798)           (46,251)
-------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                         $(2,008,439)       $(1,451,400)
-------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                 $(16,341,885)      $(45,597,506)
-------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                            $9,315,608       $(18,730,271)
-------------------------------------------------------------------------------------------------------------------

NET ASSETS
-------------------------------------------------------------------------------------------------------------------
At beginning of period                                                               284,275,529        303,005,800
At end of period (including undistributed net investment income of $610,034 and
$2,007,903, respectively)                                                           $293,591,137       $284,275,529
-------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS
                                                 SIX MONTHS                             YEARS ENDED 12/31
                                                    ENDED        -----------------------------------------------------------
                                                   6/30/07          2006         2005         2004         2003         2002
                                                 (UNAUDITED)
Net asset value, beginning of period                $18.04        $16.41       $15.30       $13.35       $10.78       $14.32
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.04         $0.12        $0.07        $0.06        $0.10        $0.06
Net realized and unrealized gain (loss) on
investments and foreign currency                      1.75          1.59         1.11         2.04         2.55        (3.57)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $1.79         $1.71        $1.18        $2.10        $2.65       $(3.51)
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.13)       $(0.08)      $(0.07)      $(0.15)      $(0.08)      $(0.03)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $19.70        $18.04       $16.41       $15.30       $13.35       $10.78
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                            9.97(n)      10.48         7.80        15.85(b)     24.71(j)    (24.54)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                0.89(a)       0.90         0.93         0.88         0.88         0.87
Expenses after expense reductions (f)                 0.89(a)       0.89         0.93         0.88          N/A          N/A
Net investment income                                 0.44(a)       0.71         0.47         0.47         0.83         0.52
Portfolio turnover                                      43            90           93          118          124           98
Net assets at end of period (000 Omitted)         $274,272      $267,602     $289,472     $339,259     $352,464     $488,917
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                     SIX MONTHS                           YEARS ENDED 12/31
                                                        ENDED       --------------------------------------------------------
                                                       6/30/07          2006        2005        2004        2003        2002
                                                     (UNAUDITED)
Net asset value, beginning of period                    $17.94        $16.33      $15.23      $13.30      $10.74      $14.27
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                $0.02         $0.09       $0.04       $0.03       $0.07       $0.04
Net realized and unrealized gain (loss) on
investments and foreign currency                          1.73          1.57        1.11        2.02        2.54       (3.56)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         $1.75         $1.66       $1.15       $2.05       $2.61      $(3.52)
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
From net investment income                              $(0.09)       $(0.05)     $(0.05)     $(0.12)     $(0.05)     $(0.01)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $19.60        $17.94      $16.33      $15.23      $13.30      $10.74
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                                9.79(n)      10.20        7.57       15.57(b)    24.37(j)   (24.72)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                    1.14(a)       1.14        1.19        1.13        1.13        1.10
Expenses after expense reductions (f)                     1.14(a)       1.14        1.19        1.13         N/A         N/A
Net investment income                                     0.19(a)       0.51        0.23        0.21        0.58        0.32
Portfolio turnover                                          43            90          93         118         124          98
Net assets at end of period (000 Omitted)              $19,319       $16,674     $13,533      $9,424      $6,693      $6,211
----------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(j) The series' net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.02 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Initial Class and Service Class total returns for the year ended December 31, 2003 would have each been lower by approximately 0.22%.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Research Series (the series) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2007, there were 95 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the series' investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the series' valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the series' net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the series' net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the series' foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the series' net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the series' net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the series, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the series' financial statements.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INDEMNIFICATIONS - Under the series' organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the series. Additionally, in the normal course of business, the series enters into agreements with service providers that may contain indemnification clauses. The series' maximum exposure under these agreements is unknown as this would involve future claims that may be made against the series that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the series is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the series or in unrealized gain/loss if the security is still held by the series. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. This amount, for the six months ended June 30, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                           12/31/06

       Ordinary income (including any short-term capital
       gains)                                             $1,451,400

The federal tax cost and the tax basis components of distributable earnings were as follows:

       AS OF 6/30/07

       Cost of investments                              $277,086,469
       -------------------------------------------------------------
       Gross appreciation                                $35,611,747
       Gross depreciation                                 (5,620,165)
       -------------------------------------------------------------
       Net unrealized appreciation (depreciation)        $29,991,582

       AS OF 12/31/06
       Undistributed ordinary income                      $2,007,903
       Capital loss carryforwards                       (269,003,922)
       Other temporary differences                              (292)
       Net unrealized appreciation (depreciation)         22,040,063

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2006, the series had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

       12/31/09                                        $(106,152,709)
       12/31/10                                         (162,851,213)
       -------------------------------------------------------------
                                                       $(269,003,922)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the series. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the series' average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $1 billion. This written agreement may be rescinded only upon consent of the series' Board of Trustees. For the six months ended June 30, 2007, the series' average daily net assets did not exceed $1 billion and therefore, the management fee was not reduced.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the series for its services as shareholder servicing agent. For the six months ended June 30, 2007, the fee was $50,743, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the six months ended June 30, 2007, these costs amounted to $271. The series may also pay shareholder servicing related costs to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the series. Under an administrative services agreement, the series partially reimburses MFS the costs incurred to provide these services. The series is charged a fixed amount plus a fee based on calendar year average net assets. The series' annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended June 30, 2007 was equivalent to an annual effective rate of 0.0205% of the series' average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The series pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to trustees or officers of the series who are also officers of the investment adviser, all of whom receive remuneration for their services to the series from MFS. Certain officers and trustees of the series are officers or directors of MFS, MFD, and MFSC.

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended June 30, 2007, the fee paid to Tarantino LLC was $760. MFS has agreed to reimburse the series for a portion of the payments made by the funds to Tarantino LLC in the amount of $724, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $125,288,223 and $142,440,155, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                        SIX MONTHS ENDED 6/30/07          YEAR ENDED 12/31/06
                                                                        SHARES          AMOUNT          SHARES          AMOUNT
Shares sold
  Initial Class                                                         1,013,221      $19,061,476      1,612,041      $27,590,411
  Service Class                                                            98,678        1,858,093        280,447        4,761,887
----------------------------------------------------------------------------------------------------------------------------------
                                                                        1,111,899      $20,919,569      1,892,488      $32,352,298

Shares issued to shareholders in reinvestment of distributions
  Initial Class                                                           101,892       $1,919,641         82,365       $1,405,149
  Service Class                                                             4,733           88,798          2,722           46,251
----------------------------------------------------------------------------------------------------------------------------------
                                                                          106,625       $2,008,439         85,087       $1,451,400

Shares reacquired
  Initial Class                                                        (2,021,484)    $(38,378,368)    (4,505,343)    $(76,253,036)
  Service Class                                                           (47,155)        (891,525)      (182,776)      (3,148,168)
----------------------------------------------------------------------------------------------------------------------------------
                                                                       (2,068,639)    $(39,269,893)    (4,688,119)    $(79,401,204)

Net change
  Initial Class                                                          (906,371)    $(17,397,251)    (2,810,937)    $(47,257,476)
  Service Class                                                            56,256        1,055,366        100,393        1,659,970
----------------------------------------------------------------------------------------------------------------------------------
                                                                         (850,115)    $(16,341,885)    (2,710,544)    $(45,597,506)

(6) LINE OF CREDIT

The series and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the series and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2007, the series' commitment fee and interest expense were $885 and $1,956, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS is available by clicking on the series' name under "Variable Insurance Trust" in the "Products and Performance" section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

    Public Reference Room
    Securities and Exchange Commission
    100 F Street, NE, Room 1580
    Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT US


Web site
mfs.com


Account service and
literature

Shareholders
1-877-411-3325
9 a.m. to 5 p.m. ET


Investment professionals
1-800-637-8630
8 a.m. to 5 p.m. ET


Mailing address
MFS Service Center, Inc.
Attn: Institutional Alliance Services (IAS)
P.O. Box 55824
Boston, MA
02205-5824


Overnight mail
MFS Service Center, Inc.
Attn: Institutional Alliance Services (IAS)
500 Boylston Street
Boston, MA 02116-3741


M F S(R)
INVESTMENT MANAGEMENT

                                                  MFS(R) INVESTORS TRUST SERIES

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                      MFS(R) VARIABLE INSURANCE TRUST(SM)
                               SEMIANNUAL REPORT

                                                                        6/30/07
                                                                        VGI-SEM

MFS(R) INVESTORS TRUST SERIES


TABLE OF CONTENTS
------------------------------------------------------

LETTER FROM THE CEO                                  1
------------------------------------------------------
PORTFOLIO COMPOSITION                                2
------------------------------------------------------
EXPENSE TABLE                                        3
------------------------------------------------------
PORTFOLIO OF INVESTMENTS                             4
------------------------------------------------------
FINANCIAL STATEMENTS                                 6
------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                       11
------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT       16
------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION               16
------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                      16
------------------------------------------------------
CONTACT INFORMATION                         BACK COVER


-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. As of mid-May 2007, it had returned another 8% and continued to reach new highs. But the Dow's upward rise has not been without hiccups. After hitting new records in February, the Dow lost 5.8% between February 20 and March 5, as stocks were sold off around the globe. As we have said before, markets are volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              97.4%
              Cash & Other Net Assets                     2.6%

              TOP TEN HOLDINGS

              JPMorgan Chase & Co.                        2.4%
              ------------------------------------------------
              Johnson & Johnson                           2.3%
              ------------------------------------------------
              United Technologies Corp.                   2.2%
              ------------------------------------------------
              Cisco Systems, Inc.                         2.2%
              ------------------------------------------------
              TOTAL S.A., ADR                             2.2%
              ------------------------------------------------
              EMC Corp.                                   2.1%
              ------------------------------------------------
              Exxon Mobil Corp.                           2.0%
              ------------------------------------------------
              Proctor & Gamble Co..                       2.0%
              ------------------------------------------------
              Lockheed Martin Corp.                       1.9%
              ------------------------------------------------
              Abbott Laboratories                         1.9%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         19.8%
              ------------------------------------------------
              Health Care                                14.3%
              ------------------------------------------------
              Technology                                 11.8%
              ------------------------------------------------
              Consumer Staples                           11.8%
              ------------------------------------------------
              Energy                                     10.8%
              ------------------------------------------------
              Retailing                                   6.4%
              ------------------------------------------------
              Industrial Goods & Services                 6.2%
              ------------------------------------------------
              Leisure                                     5.1%
              ------------------------------------------------
              Basic Materials                             4.2%
              ------------------------------------------------
              Utilities & Communications                  3.6%
              ------------------------------------------------
              Special Products & Services                 1.8%
              ------------------------------------------------
              Transportation                              1.0%
              ------------------------------------------------
              Autos & Housing                             0.6%
              ------------------------------------------------

Percentages are based on net assets as of 06/30/07.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE CONTRACT HOLDERS DURING THE PERIOD,
JANUARY 1, 2007 THROUGH JUNE 30, 2007.

As a contract holder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2007 through June 30, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    1/01/07-
Class                       Ratio       1/01/07        6/30/07        6/30/07
--------------------------------------------------------------------------------
         Actual             0.87%      $1,000.00      $1,074.90        $4.48
Initial  -----------------------------------------------------------------------
 Class   Hypothetical(h)    0.87%      $1,000.00      $1,020.48        $4.36
--------------------------------------------------------------------------------
         Actual             1.12%      $1,000.00      $1,073.50        $5.76
Service  -----------------------------------------------------------------------
 Class   Hypothetical(h)    1.12%      $1,000.00      $1,019.24        $5.61
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/07

The Portfolio of Investments is a complete list of all securities owned by your series. It is categorized by broad-based asset classes.

ISSUER                                             SHARES/PAR         VALUE ($)

COMMON STOCKS - 97.4%

AEROSPACE - 4.1%
Lockheed Martin Corp.                                 193,530      $ 18,216,978
United Technologies Corp.                             299,070        21,213,035
                                                                   ------------
                                                                   $ 39,430,013
                                                                   ------------
ALCOHOLIC BEVERAGES - 1.5%
Diageo PLC                                            690,020      $ 14,330,236
                                                                   ------------
APPAREL MANUFACTURERS - 1.5%
NIKE, Inc., "B"                                       241,370      $ 14,069,457
                                                                   ------------
AUTOMOTIVE - 0.6%
Bayerische Motoren Werke AG                            88,470      $  5,739,767
                                                                   ------------
BIOTECHNOLOGY - 3.4%
Amgen, Inc. (a)                                       285,640      $ 15,793,036
Genzyme Corp. (a)                                     155,710        10,027,724
Gilead Sciences, Inc. (a)                             167,140         6,480,018
                                                                   ------------
                                                                   $ 32,300,778
                                                                   ------------
BROADCASTING - 2.5%
Citadel Broadcasting Corp. (l)                         25,596      $    165,094
News Corp., "A"                                       299,560         6,353,668
Viacom, Inc., "B" (a)                                 150,805         6,278,012
Walt Disney Co.                                       333,310        11,379,203
                                                                   ------------
                                                                   $ 24,175,977
                                                                   ------------
BROKERAGE & ASSET MANAGERS - 4.2%
Charles Schwab Corp.                                  384,720      $  7,894,454
Franklin Resources, Inc.                               84,830        11,237,430
Goldman Sachs Group, Inc.                              66,740        14,465,895
Lehman Brothers Holdings, Inc.                         85,400         6,364,008
                                                                   ------------
                                                                   $ 39,961,787
                                                                   ------------
BUSINESS SERVICES - 1.8%
Accenture Ltd., "A"                                   125,990      $  5,403,711
Amdocs Ltd. (a)                                       309,160        12,310,751
                                                                   ------------
                                                                   $ 17,714,462
                                                                   ------------
CABLE TV - 0.6%
Time Warner Cable, Inc. (a)                           137,030      $  5,367,465
                                                                   ------------
CHEMICALS - 2.1%
3M Co.                                                121,710      $ 10,563,211
Monsanto Co.                                           71,870         4,854,100
Rohm & Haas Co.                                        91,310         4,992,831
                                                                   ------------
                                                                   $ 20,410,142
                                                                   ------------
COMPUTER SOFTWARE - 2.8%
Adobe Systems, Inc. (a)                               257,590      $ 10,342,239
Oracle Corp. (a)                                      854,290        16,838,056
                                                                   ------------
                                                                   $ 27,180,295
                                                                   ------------
CONSUMER GOODS & SERVICES - 5.4%
Colgate-Palmolive Co.                                 167,550      $ 10,865,618
International Flavors & Fragrances, Inc.               85,400         4,452,756
Procter & Gamble Co.                                  313,730        19,197,139
Reckitt Benckiser PLC                                 311,880        17,073,365
                                                                   ------------
                                                                   $ 51,588,878
                                                                   ------------
ELECTRICAL EQUIPMENT - 2.1%
Danaher Corp. (l)                                     130,670      $  9,865,585
Rockwell Automation, Inc. (l)                         144,150        10,009,776
                                                                   ------------
                                                                   $ 19,875,361
                                                                   ------------
ELECTRONICS - 4.7%
Applied Materials, Inc.                               265,810      $  5,281,645
Intel Corp.                                           720,290        17,114,090
Marvell Technology Group Ltd. (a)                     297,710         5,421,299
Samsung Electronics Co. Ltd., GDR                      34,957        10,777,029
SanDisk Corp. (a)                                     139,450         6,824,683
                                                                   ------------
                                                                   $ 45,418,746
                                                                   ------------
ENERGY - INDEPENDENT - 0.7%
EOG Resources, Inc. (l)                                87,900      $  6,421,974
                                                                   ------------
ENERGY - INTEGRATED - 5.7%
Exxon Mobil Corp.                                     234,250      $ 19,648,890
Hess Corp.                                            235,470        13,883,311
TOTAL S.A., ADR                                       258,880        20,964,102
                                                                   ------------
                                                                   $ 54,496,303
                                                                   ------------
FOOD & BEVERAGES - 3.3%
Nestle S.A.                                            43,693      $ 16,589,986
PepsiCo, Inc.                                         232,211        15,058,883
                                                                   ------------
                                                                   $ 31,648,869
                                                                   ------------
GAMING & LODGING - 2.0%
Carnival Corp. (l)                                    191,540      $  9,341,406
International Game Technology                         111,980         4,445,606
Ladbrokes PLC                                         647,122         5,595,610
                                                                   ------------
                                                                   $ 19,382,622
                                                                   ------------
GENERAL MERCHANDISE - 2.4%
Macy's, Inc.                                          296,410      $ 11,791,190
Target Corp. (l)                                      180,900        11,505,240
                                                                   ------------
                                                                   $ 23,296,430
                                                                   ------------
INSURANCE - 5.0%
American International Group, Inc.                    213,788      $ 14,971,574
Genworth Financial, Inc., "A"                         313,340        10,778,896
MetLife, Inc.                                         222,960        14,376,461
Travelers Cos., Inc.                                  153,910         8,234,185
                                                                   ------------
                                                                   $ 48,361,116
                                                                   ------------
MAJOR BANKS - 8.4%
Bank of America Corp.                                 352,020      $ 17,210,258
Bank of New York Co., Inc.                            345,160        14,303,430
JPMorgan Chase & Co.                                  475,410        23,033,615
State Street Corp. (l)                                207,680        14,205,312
Wells Fargo & Co.                                     332,390        11,690,156
                                                                   ------------
                                                                   $ 80,442,771
                                                                   ------------
MEDICAL EQUIPMENT - 2.3%
Boston Scientific Corp. (a)                           253,360      $  3,886,542
Medtronic, Inc.                                       270,310        14,018,277
Zimmer Holdings, Inc. (a)                              53,260         4,521,241
                                                                   ------------
                                                                   $ 22,426,060
                                                                   ------------
NETWORK & TELECOM - 2.2%
Cisco Systems, Inc. (a)                               760,272      $ 21,173,575
                                                                   ------------
OIL SERVICES - 4.4%
GlobalSantaFe Corp. (l)                               135,630      $  9,799,268
National Oilwell Varco, Inc. (a)                       89,260         9,304,462
Noble Corp. (l)                                       140,640        13,715,213
Transocean, Inc. (a)                                   87,850         9,310,343
                                                                   ------------
                                                                   $ 42,129,286
                                                                   ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 2.2%
American Express Co.                                  226,210      $ 13,839,528
UBS AG                                                114,323         6,832,162
                                                                   ------------
                                                                   $ 20,671,690
                                                                   ------------
PERSONAL COMPUTERS & PERIPHERALS - 2.1%
EMC Corp. (a)                                       1,095,470      $ 19,828,007
                                                                   ------------
PHARMACEUTICALS - 8.6%
Abbott Laboratories                                   332,040      $ 17,780,742
Eli Lilly & Co.                                       111,940         6,255,207
Johnson & Johnson                                     365,816        22,541,582
Roche Holding AG                                       88,650        15,721,422
Teva Pharmaceutical Industries Ltd., ADR              120,330         4,963,613
Wyeth                                                 264,070        15,141,774
                                                                   ------------
                                                                   $ 82,404,340
                                                                   ------------
SPECIALTY CHEMICALS - 2.1%
Linde AG                                               59,900      $  7,226,394
Praxair, Inc. (l)                                     175,830        12,658,002
                                                                   ------------
                                                                   $ 19,884,396
                                                                   ------------
SPECIALTY STORES - 2.5%
Lowe's Cos., Inc.                                     188,070      $  5,771,868
Nordstrom, Inc.                                       123,800         6,328,656
Staples, Inc.                                         520,995        12,363,211
                                                                   ------------
                                                                   $ 24,463,735
                                                                   ------------
TELEPHONE SERVICES - 1.6%
AT&T, Inc.                                            177,500      $  7,366,250
TELUS Corp.                                           134,380         8,063,053
                                                                   ------------
                                                                   $ 15,429,303
                                                                   ------------
TOBACCO - 1.6%
Altria Group, Inc.                                    221,480      $ 15,534,607
                                                                   ------------
TRUCKING - 1.0%
FedEx Corp.                                            90,830      $ 10,079,405
                                                                   ------------
UTILITIES - ELECTRIC POWER - 2.0%
Entergy Corp.                                          42,920      $  4,607,462
Exelon Corp.                                          131,780         9,567,228
FPL Group, Inc.                                        92,000         5,220,080
                                                                   ------------
                                                                   $ 19,394,770
                                                                   ------------
TOTAL COMMON STOCKS
(IDENTIFIED COST, $779,180,692)                                    $935,032,623
                                                                   ------------
COLLATERAL FOR SECURITIES LOANED - 2.2%
Navigator Securities Lending Prime
Portfolio, at Cost and Net Asset
Value                                              20,781,748      $ 20,781,748
                                                                   ------------
REPURCHASE AGREEMENTS - 2.0%
Goldman Sachs, 4.50%,
dated 6/29/07, due 7/02/07, total
to be received $19,280,227 (secured
by various U.S. Treasury and
Federal Agency obligations and
Mortgage Backed securities in a
jointly traded account)                          $ 19,273,000      $ 19,273,000
                                                                   ------------
TOTAL INVESTMENTS (IDENTIFIED COST, $819,235,440)                  $975,087,371
                                                                   ------------
OTHER ASSETS, LESS LIABILITIES - (1.6)%                             (15,647,740)
                                                                   ------------
NET ASSETS - 100.0%                                                $959,439,631
                                                                   ------------

(a) Non-income producing security.
(l) All or a portion of this security is on loan.

The following abbreviations are used in this report and are defined:

ADR      American Depository Receipt
GDR      Global Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your series' balance sheet, which details the assets and liabilities comprising the total value of the series.

AT 6/30/07

ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value, including $20,343,541 of securities on loan
(identified cost, $819,235,440)                                                          $975,087,371
Cash                                                                                              578
Receivable for investments sold                                                            11,279,730
Receivable for series shares sold                                                             336,132
Interest and dividends receivable                                                             624,019
Other assets                                                                                    8,169
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                     $987,335,999
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                          $6,334,697
Payable for series shares reacquired                                                          504,787
Collateral for securities loaned, at value                                                 20,781,748
Payable to affiliates
  Management fee                                                                               59,099
  Shareholder servicing costs                                                                   2,994
  Distribution fees                                                                             1,400
  Administrative services fee                                                                   1,442
Payable for independent trustees' compensation                                                  2,278
Accrued expenses and other liabilities                                                        207,923
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                 $27,896,368
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $959,439,631
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                          $783,224,447
Unrealized appreciation (depreciation) on investments and translation of assets and
liabilities in foreign currencies                                                         155,856,569
Accumulated net realized gain (loss) on investments and foreign currency
transactions                                                                               17,290,920
Undistributed net investment income                                                         3,067,695
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $959,439,631
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                          41,876,881
-----------------------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net assets                                                                             $891,420,638
  Shares outstanding                                                                       38,895,977
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                            $22.92
-----------------------------------------------------------------------------------------------------------------------------
Service Class shares
  Nets assets                                                                             $68,018,991
  Shares outstanding                                                                        2,980,904
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                            $22.82
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your series earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by series operations.

SIX MONTHS ENDED 6/30/07

NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                                 $6,913,156
  Interest                                                                                     428,084
  Foreign taxes withheld                                                                      (182,189)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                            $7,159,051
-----------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                            $3,455,125
  Distribution fees                                                                             93,446
  Shareholder servicing costs                                                                  161,497
  Administrative services fee                                                                   84,516
  Independent trustees' compensation                                                            11,426
  Custodian fee                                                                                 83,642
  Shareholder communications                                                                   148,870
  Auditing fees                                                                                 22,298
  Legal fees                                                                                     9,408
  Miscellaneous                                                                                 22,825
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                     $4,093,053
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                             (59)
  Reduction of expenses by investment adviser                                                   (2,289)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                       $4,090,705
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                              $3,068,346
-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                                  $19,547,765
  Foreign currency transactions                                                                 (5,620)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                         $19,542,145
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                              $44,775,340
  Translation of assets and liabilities in foreign currencies                                      820
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                        $44,776,160
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                       $64,318,305
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                              $67,386,651
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                     SIX MONTHS ENDED              YEAR ENDED
                                                                                              6/30/07                12/31/06
                                                                                          (UNAUDITED)
CHANGE IN NET ASSETS
FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                      $3,068,346              $7,612,853
Net realized gain (loss) on investments and foreign currency transactions                  19,542,145              68,511,445
Net unrealized gain (loss) on investments and foreign currency translation                 44,776,160              27,511,132
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $67,386,651            $103,635,430
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income
  Initial Class                                                                           $(7,157,401)            $(3,723,035)
  Service Class                                                                              (464,570)               (209,265)
From net realized gain on investments and foreign currency transactions
  Initial Class                                                                            (7,259,502)                     --
  Service Class                                                                              (674,416)                     --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                             $(15,555,889)            $(3,932,300)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                        $7,049,047             $(1,569,868)
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                                $58,879,809             $98,133,262
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                    900,559,822             802,426,560
At end of period (including undistributed net investment income of
$3,067,695 and $7,621,320, respectively)                                                 $959,439,631            $900,559,822
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS
                                                    SIX MONTHS                          YEARS ENDED 12/31
                                                       ENDED      -------------------------------------------------------------
                                                      6/30/07          2006         2005         2004         2003         2002
                                                    (UNAUDITED)
Net asset value, beginning of period                   $21.69        $19.29       $18.08       $16.34       $13.47       $17.12
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                               $0.08         $0.19        $0.10        $0.11        $0.11        $0.09
Net realized and unrealized gain (loss) on
investments and foreign currency                         1.53          2.31         1.21         1.73         2.86        (3.66)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $1.61         $2.50        $1.31        $1.84        $2.97       $(3.57)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                             $(0.19)       $(0.10)      $(0.10)      $(0.10)      $(0.10)      $(0.08)
From net realized gain on investments and foreign
currency transactions                                   (0.19)           --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders           $(0.38)       $(0.10)      $(0.10)      $(0.10)      $(0.10)      $(0.08)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $22.92        $21.69       $19.29       $18.08       $16.34       $13.47
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                               7.49(n)      12.99         7.31        11.36(b)     22.15       (20.96)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   0.87(a)       0.86         0.88         0.86         0.87         0.88
Expenses after expense reductions (f)                    0.87(a)       0.86         0.88         0.86          N/A          N/A
Net investment income                                    0.69(a)       0.93         0.55         0.68         0.78         0.62
Portfolio turnover                                         18            46           55           89           88           71
Net assets at end of period (000 Omitted)            $891,421      $820,583     $722,738     $631,827     $481,914     $378,720
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                    SIX MONTHS                          YEARS ENDED 12/31
                                                       ENDED      -------------------------------------------------------------
                                                      6/30/07          2006         2005         2004         2003         2002
                                                    (UNAUDITED)
Net asset value, beginning of period                   $21.57        $19.19       $17.99       $16.26       $13.41       $17.07
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                               $0.05         $0.14        $0.06        $0.07        $0.08        $0.06
Net realized and unrealized gain (loss) on
investments and foreign currency                         1.52          2.29         1.20         1.73         2.84        (3.65)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $1.57         $2.43        $1.26        $1.80        $2.92       $(3.59)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                             $(0.13)       $(0.05)      $(0.06)      $(0.07)      $(0.07)      $(0.07)
From net realized gain on investments and foreign
currency transactions                                   (0.19)           --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders           $(0.32)       $(0.05)      $(0.06)      $(0.07)      $(0.07)      $(0.07)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $22.82        $21.57       $19.19       $17.99       $16.26       $13.41
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                               7.35(n)      12.69         7.02        11.12(b)     21.84       (21.15)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   1.12(a)       1.11         1.13         1.11         1.12         1.11
Expenses after expense reductions (f)                    1.12(a)       1.11         1.13         1.11          N/A          N/A
Net investment income                                    0.44(a)       0.69         0.31         0.42         0.53         0.41
Portfolio turnover                                         18            46           55           89           88           71
Net assets at end of period (000 Omitted)             $68,019       $79,976      $79,688      $76,169      $74,010      $53,623
-------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-
    recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Investors Trust Series (the series) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2007, there were 79 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the series' investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the series' valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the series' net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the series' net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the series' foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the series' net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the series' net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the series, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the series' financial statements.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INDEMNIFICATIONS - Under the series' organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the series. Additionally, in the normal course of business, the series enters into agreements with service providers that may contain indemnification clauses. The series' maximum exposure under these agreements is unknown as this would involve future claims that may be made against the series that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the series is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the series or in unrealized gain/loss if the security is still held by the series. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. This amount, for the six months ended June 30, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                                12/31/06

        Ordinary income (including any short-term capital
        gains)                                                 $3,932,300

The federal tax cost and the tax basis components of distributable earnings were as follows:

              AS OF 6/30/07

              Cost of investments                            $821,486,172
              -----------------------------------------------------------
              Gross appreciation                              161,515,116
              Gross depreciation                               (7,913,917)
              -----------------------------------------------------------
              Net unrealized appreciation (depreciation)     $153,601,199

              AS OF 12/31/06
              Undistributed ordinary income                    $7,621,320
              Undistributed long-term capital gain              7,933,425
              Other temporary differences                           3,818
              Net unrealized appreciation (depreciation)      108,825,859

The aggregate cost above includes prior fiscal year end tax adjustments.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the series. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the series' average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $1.0 billion. This written agreement may be rescinded only upon consent of the series' Board of Trustees. For the six months ended June 30, 2007, the series' average daily net assets did not exceed $1.0 billion and therefore, the management fee was not reduced.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the series for its services as shareholder servicing agent. For the six months ended June 30, 2007, the fee was $161,239, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the six months ended June 30, 2007, these costs amounted to $215. The series may also pay shareholder servicing related costs to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the series. Under an administrative services agreement, the series partially reimburses MFS the costs incurred to provide these services. The series is charged a fixed amount plus a fee based on calendar year average net assets. The series' annual fixed amount is $17,500. The administrative services fee incurred for the six months ended June 30, 2007 was equivalent to an annual effective rate of 0.0183% of the series' average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The series pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to trustees or officers of the series who are also officers of the investment adviser, all of whom receive remuneration for their services to the series from MFS. Certain officers and trustees of the series are officers or directors of MFS, MFD, and MFSC.

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended June 30, 2007, the fee paid to Tarantino LLC was $2,400. MFS has agreed to reimburse the series for a portion of the payments made by the funds to Tarantino LLC in the amount of $2,289, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $162,364,620 and $182,105,374, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                    SIX MONTHS ENDED 6/30/07           YEAR ENDED 12/31/06
                                                                    SHARES          AMOUNT          SHARES           AMOUNT
Shares sold
  Initial Class                                                     2,045,870      $45,470,013      5,434,328      $109,170,472
  Service Class                                                        85,335        1,883,097        499,632         9,879,585
--------------------------------------------------------------------------------------------------------------------------------
                                                                    2,131,205      $47,353,110      5,933,960      $119,050,057

Shares issued to shareholders in reinvestment of distributions
  Initial Class                                                       656,507      $14,416,903        186,245        $3,723,035
  Service Class                                                        52,056        1,138,986         10,511           209,265
--------------------------------------------------------------------------------------------------------------------------------
                                                                      708,563      $15,555,889        196,756        $3,932,300

Shares reacquired
  Initial Class                                                    (1,638,572)    $(36,503,082)    (5,249,852)    $(105,579,439)
  Service Class                                                      (864,508)     (19,356,870)      (955,130)      (18,972,786)
--------------------------------------------------------------------------------------------------------------------------------
                                                                   (2,503,080)    $(55,859,952)    (6,204,982)    $(124,552,225)

Net change
  Initial Class                                                     1,063,805      $23,383,834        370,721        $7,314,068
  Service Class                                                      (727,117)     (16,334,787)      (444,987)       (8,883,936)
--------------------------------------------------------------------------------------------------------------------------------
                                                                      336,688       $7,049,047        (74,266)      $(1,569,868)

(6) LINE OF CREDIT

The series and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the series and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2007, the series' commitment fee and interest expense were $2,628 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS is available by clicking on the series' name under "Variable Insurance Trust" in the "Products and Performance" section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

    Public Reference Room
    Securities and Exchange Commission
    100 F Street, NE, Room 1580
    Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT US


Web site
mfs.com


Account service and
literature

Shareholders
1-877-411-3325
9 a.m. to 5 p.m. ET


Investment professionals
1-800-637-8630
8 a.m. to 5 p.m. ET


Mailing address
MFS Service Center, Inc.
Attn: Institutional Alliance Services (IAS)
P.O. Box 55824
Boston, MA
02205-5824


Overnight mail
MFS Service Center, Inc.
Attn: Institutional Alliance Services (IAS)
500 Boylston Street
Boston, MA 02116-3741


M F S(R)
INVESTMENT MANAGEMENT

       MFS(R) CORE EQUITY SERIES (formerly MFS(R) Capital Opportunities Series)

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                      MFS(R) Variable Insurance Trust(SM)
                               Semiannual report

                                                                        6/30/07
                                                                        VVS-SEM

MFS(R) CORE EQUITY SERIES
(Formerly MFS(R) CAPITAL OPPORTUNITIES SERIES)

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
EXPENSE TABLE                                      3
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           4
----------------------------------------------------
FINANCIAL STATEMENTS                               7
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     12
----------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT     17
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             17
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    17
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]
Dear Contract Owners:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. As of mid-May 2007, it had returned another 8% and continued to reach new highs. But the Dow's upward rise has not been without hiccups. After hitting new records in February, the Dow lost 5.8% between February 20 and March 5, as stocks were sold off around the globe. As we have said before, markets are volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              99.2%
              Csh & Other Net Assets                      0.8%


              TOP TEN HOLDINGS

              Exxon Mobil Corp.                           4.1%
              ------------------------------------------------
              Danaher Corp.                               2.2%
              ------------------------------------------------
              American Express Co.                        2.1%
              ------------------------------------------------
              Wyeth                                       2.1%
              ------------------------------------------------
              AT&T, Inc.                                  2.0%
              ------------------------------------------------
              Hess Corp.                                  1.8%
              ------------------------------------------------
              Bank of America Corp.                       1.7%
              ------------------------------------------------
              Merck & Co., Inc.                           1.6%
              ------------------------------------------------
              Altria Group, Inc.                          1.6%
              ------------------------------------------------
              Rockwell Automation, Inc.                   1.5%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         21.5%
              ------------------------------------------------
              Technology                                 14.2%
              ------------------------------------------------
              Health Car                                 12.0%
              ------------------------------------------------
              Utilities & Communications                  8.8%
              ------------------------------------------------
              Energy                                      8.5%
              ------------------------------------------------
              Industrial Goods & Services                 7.9%
              ------------------------------------------------
              Retailing                                   6.6%
              ------------------------------------------------
              Consumer Staples                            6.5%
              ------------------------------------------------
              Leisure                                     5.3%
              ------------------------------------------------
              Basic Materials                             3.4%
              ------------------------------------------------
              Special Products & Services                 1.8%
              ------------------------------------------------
              Transportation                              1.6%
              ------------------------------------------------
              Autos & Housing                             1.1%
              ------------------------------------------------

Percentages are based on net assets as of 06/30/07.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE CONTRACT HOLDERS DURING THE PERIOD, JANUARY 1, 2007 THROUGH JUNE 30, 2007.

As a contract holder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2007 through June 30, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    1/01/07-
Class                       Ratio       1/01/07        6/30/07        6/30/07
--------------------------------------------------------------------------------
         Actual              0.90%     $1,000.00     $1,118.60         $4.73
Initial  -----------------------------------------------------------------------
 Class   Hypothetical(h)     0.90%     $1,000.00     $1,020.33         $4.51
--------------------------------------------------------------------------------
         Actual              1.15%     $1,000.00     $1,117.20         $6.04
Service  -----------------------------------------------------------------------
 Class   Hypothetical(h)     1.15%     $1,000.00     $1,019.09         $5.76
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/07

The Portfolio of Investments is a complete list of all securities owned by your series. It is categorized by broad-based asset classes.

ISSUER                                              SHARES/PAR        VALUE ($)

COMMON STOCKS - 99.2%
AEROSPACE - 2.6%
Lockheed Martin Corp.                                   10,880     $  1,024,118
Precision Castparts Corp.                                6,560          796,122
United Technologies Corp.                               25,490        1,808,006
                                                                   ------------
                                                                   $  3,628,246
                                                                   ------------
AIRLINES - 0.2%
Southwest Airlines Co.                                  22,180     $    330,704
                                                                   ------------
APPAREL MANUFACTURERS - 1.1%
NIKE, Inc., "B"                                         15,550     $    906,410
Quiksilver, Inc. (a)(l)                                 22,370          316,088
Under Armour, Inc. (a)(l)                                6,580          300,377
                                                                   ------------
                                                                   $  1,522,875
                                                                   ------------
AUTOMOTIVE - 0.3%
Sauer-Danfoss, Inc. (l)                                 12,600     $    374,976
                                                                   ------------
BIOTECHNOLOGY - 2.2%
Amgen, Inc. (a)                                         23,240     $  1,284,940
Celgene Corp. (a)                                        7,680          440,294
Genzyme Corp. (a)                                       15,681        1,009,856
Millipore Corp. (a)(l)                                   4,520          339,407
                                                                   ------------
                                                                   $  3,074,497
                                                                   ------------
BROADCASTING - 2.6%
News Corp., "A"                                         58,750     $  1,246,088
Viacom, Inc., "B" (a)                                   42,111        1,753,081
Walt Disney Co.                                         16,780          572,869
                                                                   ------------
                                                                   $  3,572,038
                                                                   ------------
BROKERAGE & ASSET MANAGERS - 2.7%
Affiliated Managers Group, Inc. (a)(l)                   5,970     $    768,697
Deutsche Boerse AG                                       4,360          494,212
Evercore Partners, Inc.                                 18,860          561,462
Goldman Sachs Group, Inc.                                4,910        1,064,243
Legg Mason, Inc.                                         8,580          844,100
                                                                   ------------
                                                                   $  3,732,714
                                                                   ------------
BUSINESS SERVICES - 1.2%
Cognizant Technology Solutions Corp., "A" (a)            4,590     $    344,663
Corporate Executive Board Co.                            8,350          541,999
Fidelity National Information Services, Inc.             8,820          478,750
Global Payments, Inc.                                    8,770          347,731
                                                                   ------------
                                                                   $  1,713,143
                                                                   ------------
CABLE TV - 0.8%
Cablevision Systems Corp., "A" (a)                      13,040     $    471,918
Comcast Corp., "Special A" (a)                          24,860          695,086
                                                                   ------------
                                                                   $  1,167,004
                                                                   ------------
CHEMICALS - 0.3%
PPG Industries, Inc.                                     5,540     $    421,649
                                                                   ------------
COMPUTER SOFTWARE - 4.1%
Adobe Systems, Inc. (a)                                 29,200     $  1,172,380
CommVault Systems, Inc. (a)                             27,310          471,644
MSC.Software Corp. (a)(l)                              152,657        2,066,976
Oracle Corp. (a)                                        74,283        1,464,118
Transaction Systems Architects, Inc. (a)(l)             14,820          498,841
                                                                   ------------
                                                                   $  5,673,959
                                                                   ------------
COMPUTER SOFTWARE - SYSTEMS - 1.7%
Cray, Inc. (a)(l)                                      107,530     $    820,454
International Business Machines Corp.                   14,370        1,512,443
                                                                   ------------
                                                                   $  2,332,897
                                                                   ------------
CONSTRUCTION - 0.8%
D.R. Horton, Inc.                                       15,300     $    304,929
Masco Corp.                                             26,750          761,573
                                                                   ------------
                                                                   $  1,066,502
                                                                   ------------
CONSUMER GOODS & SERVICES - 2.7%
Procter & Gamble Co.                                    26,520     $  1,622,759
Scotts Miracle-Gro Co.                                  29,690        1,274,889
Strayer Education, Inc.                                  6,750          889,043
                                                                   ------------
                                                                   $  3,786,691
                                                                   ------------
CONTAINERS - 0.4%
Owens-Illinois, Inc. (a)                                16,120     $    564,200
                                                                   ------------
ELECTRICAL EQUIPMENT - 4.0%
Danaher Corp.                                           39,900     $  3,012,450
Rockwell Automation, Inc.                               30,890        2,145,002
WESCO International, Inc. (a)                            5,570          336,707
                                                                   ------------
                                                                   $  5,494,159
                                                                   ------------
ELECTRONICS - 3.6%
Applied Materials, Inc.                                 43,480     $    863,948
Hittite Microwave Corp. (a)(l)                          13,760          587,965
Intel Corp.                                             73,410        1,744,222
Marvell Technology Group Ltd. (a)                       26,780          487,664
SanDisk Corp. (a)                                       18,870          923,498
Solectron Corp. (a)                                    111,000          408,480
                                                                   ------------
                                                                   $  5,015,777
                                                                   ------------
ENERGY - INDEPENDENT - 1.1%
Apache Corp.                                             6,800     $    554,812
CONSOL Energy, Inc.                                      6,500          299,715
Devon Energy Corp.                                       8,800          688,952
                                                                   ------------
                                                                   $  1,543,479
                                                                   ------------
ENERGY - INTEGRATED - 5.9%
Exxon Mobil Corp.                                       67,700     $  5,678,676
Hess Corp.                                              43,490        2,564,170
                                                                   ------------
                                                                   $  8,242,846
                                                                   ------------
ENGINEERING - CONSTRUCTION - 0.5%
North American Energy Partners, Inc. (a)                31,380     $    635,759
                                                                   ------------
FOOD & BEVERAGES - 2.8%
General Mills, Inc.                                     18,580     $  1,085,444
Kellogg Co.                                             21,070        1,091,215
PepsiCo, Inc.                                           18,320        1,188,052
Tyson Foods, Inc., "A"                                  20,050          461,952
                                                                   ------------
                                                                   $  3,826,663
                                                                   ------------
FOOD & DRUG STORES - 1.2%
CVS Corp.                                               27,570     $  1,004,927
SUPERVALU, Inc.                                         13,720          635,510
                                                                   ------------
                                                                   $  1,640,437
                                                                   ------------
GAMING & LODGING - 1.0%
Hilton Hotels Corp.                                     11,660     $    390,260
International Game Technology                            9,240          366,828
Penn National Gaming, Inc. (a)                           5,610          337,105
Royal Caribbean Cruises Ltd.                             6,340          272,493
                                                                   ------------
                                                                   $  1,366,686
                                                                   ------------
GENERAL MERCHANDISE - 1.5%
99 Cents Only Stores (a)                                28,700     $    376,257
Family Dollar Stores, Inc.                              14,070          482,882
Macy's, Inc.                                            20,810          827,822
Stage Stores, Inc.                                      19,020          398,659
                                                                   ------------
                                                                   $  2,085,620
                                                                   ------------
HEALTH MAINTENANCE ORGANIZATIONS - 1.1%
UnitedHealth Group, Inc.                                18,660     $    954,272
WellPoint, Inc. (a)                                      7,720          616,288
                                                                   ------------
                                                                   $  1,570,560
                                                                   ------------
INSURANCE - 4.6%
Aflac, Inc.                                             14,360     $    738,104
Allied World Assurance Co. Holdings Ltd.                17,630          903,538
Chubb Corp.                                             26,780        1,449,869
Genworth Financial, Inc., "A"                           20,230          695,912
Hartford Financial Services Group, Inc.                 16,850        1,659,894
MetLife, Inc.                                           14,600          941,408
                                                                   ------------
                                                                   $  6,388,725
                                                                   ------------
INTERNET - 0.5%
Google, Inc., "A" (a)                                    1,350     $    706,563
                                                                   ------------
MACHINERY & TOOLS - 0.8%
Eaton Corp.                                              7,690     $    715,170
Timken Co.                                              10,460          377,711
                                                                   ------------
                                                                   $  1,092,881
                                                                   ------------
MAJOR BANKS - 5.3%
Bank of America Corp.                                   47,686     $  2,331,369
Bank of New York Co., Inc.                              33,420        1,384,925
JPMorgan Chase & Co.                                    43,850        2,124,533
State Street Corp.                                      22,680        1,551,312
                                                                   ------------
                                                                   $  7,392,139
                                                                   ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.7%
DaVita, Inc. (a)                                         2,650     $    142,782
MWI Veterinary Supply, Inc. (a)                         21,650          863,619
                                                                   ------------
                                                                   $  1,006,401
                                                                   ------------
MEDICAL EQUIPMENT - 2.2%
Advanced Medical Optics, Inc. (a)(l)                    18,640     $    650,163
Aspect Medical Systems, Inc. (a)(l)                     36,810          550,678
Boston Scientific Corp. (a)                             52,090          799,061
Cyberonics, Inc. (a)(l)                                  9,610          161,640
St. Jude Medical, Inc. (a)                              12,230          507,423
Thoratec Corp. (a)(l)                                   18,140          333,595
                                                                   ------------
                                                                   $  3,002,560
                                                                   ------------
METALS & MINING - 1.2%
BHP Billiton PLC                                        57,600     $  1,597,091
                                                                   ------------
NATURAL GAS - DISTRIBUTION - 0.5%
Questar Corp.                                           13,800     $    729,330
                                                                   ------------
NATURAL GAS - PIPELINE - 0.9%
Williams Cos., Inc.                                     41,430     $  1,310,017
                                                                   ------------
NETWORK & TELECOM - 2.2%
Cisco Systems, Inc. (a)                                 59,300     $  1,651,505
NICE Systems Ltd., ADR (a)                              18,730          650,680
Nortel Networks Corp. (a)                                8,860          213,083
Sonus Networks, Inc. (a)                                69,520          592,310
                                                                   ------------
                                                                   $  3,107,578
                                                                   ------------
OIL SERVICES - 1.5%
Dresser-Rand Group, Inc. (a)                            16,840     $    665,180
National Oilwell Varco, Inc. (a)                         4,590          478,462
Noble Corp.                                              9,250          902,060
                                                                   ------------
                                                                   $  2,045,702
                                                                   ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 6.7%
American Express Co.                                    47,970     $  2,934,805
Commerce Bancorp, Inc. (l)                              22,620          836,714
Countrywide Financial Corp.                             44,460        1,616,121
Euro Dekania Ltd., IEU (a)(z)                           50,820          739,410
Fannie Mae                                              30,120        1,967,740
Fremont General Corp. (l)                               46,020          495,175
Oaktree Capital Management LLC (a)(z)                   16,000          660,000
                                                                   ------------
                                                                   $  9,249,965
                                                                   ------------
PERSONAL COMPUTERS & PERIPHERALS - 2.1%
EMC Corp. (a)                                           70,800     $  1,281,480
Network Appliance, Inc. (a)                             58,000        1,693,600
                                                                   ------------
                                                                   $  2,975,080
                                                                   ------------
PHARMACEUTICALS - 5.8%
Allergan, Inc.                                          23,690     $  1,365,492
Bristol-Myers Squibb Co.                                35,170        1,109,965
Medicis Pharmaceutical Corp., "A" (l)                   15,690          479,173
Merck & Co., Inc.                                       44,990        2,240,502
Wyeth                                                   50,143        2,875,200
                                                                   ------------
                                                                   $  8,070,332
                                                                   ------------
RAILROAD & SHIPPING - 0.4%
Burlington Northern Santa Fe Corp.                       6,290     $    535,531
                                                                   ------------
REAL ESTATE - 2.2%
BRE Properties, Inc., REIT (l)                          17,980     $  1,066,034
Mack-Cali Realty Corp., REIT                            24,040        1,045,500
Maguire Properties, Inc., REIT                          28,090          964,330
                                                                   ------------
                                                                   $  3,075,864
                                                                   ------------
RESTAURANTS - 0.9%
Panera Bread Co. (a)(l)                                  8,370     $    385,522
Red Robin Gourmet Burgers, Inc. (a)(l)                  16,050          647,939
Texas Roadhouse, Inc., "A" (a)(l)                       19,610          250,812
                                                                   ------------
                                                                   $  1,284,273
                                                                   ------------
SPECIALTY CHEMICALS - 1.5%
Air Products & Chemicals, Inc.                          12,330     $    990,962
Praxair, Inc.                                           14,910        1,073,371
                                                                   ------------
                                                                   $  2,064,333
                                                                   ------------
SPECIALTY STORES - 2.8%
Dick's Sporting Goods, Inc. (a)(l)                      12,820     $    745,739
Ethan Allen Interiors, Inc. (l)                         16,470          564,098
GameStop Corp., "A" (a)                                 13,050          510,255
Lowe's Cos., Inc.                                       36,310        1,114,354
Staples, Inc.                                           22,350          530,366
Urban Outfitters, Inc. (a)                              19,240          462,337
                                                                   ------------
                                                                   $  3,927,149
                                                                   ------------
TELECOMMUNICATIONS - WIRELESS - 0.8%
Leap Wireless International, Inc. (a)                    4,160     $    351,520
Rogers Communications, Inc., "B"                        17,120          731,643
                                                                   ------------
                                                                   $  1,083,163
                                                                   ------------
TELEPHONE SERVICES - 3.2%
AT&T, Inc.                                              65,570     $  2,721,155
Embarq Corp.                                             7,350          465,770
Qwest Communications International, Inc. (a)(l)         79,790          773,963
TELUS Corp. (non-voting shares)                          8,730          515,438
                                                                   ------------
                                                                   $  4,476,326
                                                                   ------------
TOBACCO - 1.6%
Altria Group, Inc.                                      31,410     $  2,203,097
                                                                   ------------
TRUCKING - 1.0%
FedEx Corp.                                              9,810     $  1,088,616
Landstar System, Inc.                                    6,360          306,870
                                                                   ------------
                                                                   $  1,395,486
                                                                   ------------
UTILITIES - ELECTRIC POWER - 3.4%
American Electric Power Co., Inc.                       21,110     $    950,794
DPL, Inc. (l)                                           28,240          800,322
Entergy Corp.                                            9,030          969,371
NRG Energy, Inc. (a)                                    22,010          914,956
Public Service Enterprise
Group, Inc.                                             11,550        1,013,859
                                                                   ------------
                                                                   $  4,649,302
                                                                   ------------
TOTAL COMMON STOCKS
(IDENTIFIED COST, $132,504,188)                                    $137,752,969
                                                                   ------------
SHORT-TERM OBLIGATIONS - 0.9%
Cargill, Inc., 5.37%,
due 7/02/07, at Amortized Cost and Value (y)       $ 1,298,000     $  1,297,806
                                                                   ------------
COLLATERAL FOR SECURITIES LOANED - 8.2%
Navigator Securities Lending Prime
Portfolio, at Cost and Net Asset Value              11,299,247     $ 11,299,247
                                                                   ------------
TOTAL INVESTMENTS
(IDENTIFIED COST, $145,101,241) (k)                                $150,350,022
                                                                   ------------
OTHER ASSETS,
LESS LIABILITIES - (8.3)%                                           (11,481,638)
                                                                   ------------
NET ASSETS - 100.0%                                                $138,868,384
                                                                   ------------

(a) Non-income producing security.
(k) As of June 30, 2007, the series had two securities that were fair valued, aggregating $1,399,410 and 0.93% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The series holds the following restricted securities:

                                                           CURRENT
                              ACQUISITION   ACQUISITION     MARKET    TOTAL % OF
RESTRICTED SECURITIES            DATE          COST         VALUE     NET ASSETS
--------------------------------------------------------------------------------

Euro Dekania Ltd., IEU          6/25/07      $737,167     $  739,410

Oaktree Capital Management LLC  5/21/07       704,000        660,000
--------------------------------------------------------------------------------
Total Restricted Securities                               $1,399,410        1.0%
                                                          ======================

The following abbreviations are used in this report and are defined:

ADR  American Depository Receipt
IEU  International Equity Unit
REIT Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your series' balance sheet, which details the assets and liabilities comprising the total value of the series.

AT 6/30/07
ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value, including $11,007,430 of securities on loan
(identified cost, $145,101,241)                                                          $150,350,022

Cash                                                                                              226
Receivable for investments sold                                                               421,531
Receivable for series shares sold                                                              33,680
Interest and dividends receivable                                                             139,123
Receivable from investment adviser                                                             17,432
Other assets                                                                                    1,620
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                     $150,963,634
-----------------------------------------------------------------------------------------------------------------------------

LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                            $550,588
Payable for series shares reacquired                                                          135,759
Collateral for securities loaned, at value                                                 11,299,247
Payable to affiliates
  Management fee                                                                                8,566
  Shareholder servicing costs                                                                     676
  Distribution fees                                                                               227
  Administrative services fee                                                                     272
Payable for independent trustees' compensation                                                    650
Accrued expenses and other liabilities                                                         99,265
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                 $12,095,250
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $138,868,384
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                          $160,678,607
Unrealized appreciation (depreciation) on investments and translation of assets and
liabilities in foreign currencies                                                           5,249,629
Accumulated net realized gain (loss) on investments and foreign currency transactions     (27,402,849)
Undistributed net investment income                                                           342,997
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $138,868,384
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                           8,036,920
-----------------------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net assets                                                                             $127,773,731
  Shares outstanding                                                                        7,391,852
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                            $17.29
-----------------------------------------------------------------------------------------------------------------------------
Service Class shares
  Nets assets                                                                             $11,094,653
  Shares outstanding                                                                          645,068
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                            $17.20
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your series earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by series operations.

SIX MONTHS ENDED 6/30/07

NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                                   $917,761
  Interest                                                                                     118,907
  Foreign taxes withheld                                                                       (26,559)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                            $1,010,109
-----------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                              $541,235
  Distribution fees                                                                             16,693
  Shareholder servicing costs                                                                   25,388
  Administrative services fee                                                                   16,969
  Independent trustees' compensation                                                             3,191
  Custodian fee                                                                                 20,118
  Shareholder communications                                                                    65,218
  Auditing fees                                                                                 22,634
  Legal fees                                                                                     1,783
  Miscellaneous                                                                                  9,941
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                       $723,170
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                            (395)
  Reduction of expenses by investment adviser                                                  (56,139)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                         $666,636
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                $343,473
-----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                                  $19,662,365
  Foreign currency transactions                                                                  4,789
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                         $19,667,154
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                              $(3,692,446)
  Translation of assets and liabilities in foreign currencies                                     (225)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                        $(3,692,671)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                       $15,974,483
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                              $16,317,956
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                     SIX MONTHS ENDED             YEAR ENDED
                                                                                              6/30/07               12/31/06
                                                                                           (UNAUDITED)

CHANGE IN NET ASSETS

FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                        $343,473                $471,372
Net realized gain (loss) on investments and foreign currency transactions                  19,667,154              17,290,433
Net unrealized gain (loss) on investments and foreign currency translation                 (3,692,671)                950,479
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $16,317,956             $18,712,284
-----------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income
  Initial Class                                                                             $(450,028)              $(600,199)
  Service Class                                                                               (13,403)                (26,516)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                                $(463,431)              $(626,715)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                      $(22,985,317)           $(25,153,887)
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                                $(7,130,792)            $(7,068,318)
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                    145,999,176             153,067,494
At end of period (including undistributed net investment income of $342,997 and
$462,955, respectively)                                                                  $138,868,384            $145,999,176
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS
                                                    SIX MONTHS                          YEARS ENDED 12/31
                                                       ENDED      -------------------------------------------------------------
                                                      6/30/07         2006         2005         2004         2003         2002
                                                    (UNAUDITED)

Net asset value, beginning of period                   $15.51        $13.69       $13.57       $12.11        $9.53       $13.55
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                               $0.04         $0.05        $0.06        $0.09        $0.05        $0.02
Net realized and unrealized gain (loss) on
investments and foreign currency                         1.80          1.83         0.16         1.41         2.55        (4.03)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $1.84         $1.88        $0.22        $1.50        $2.60       $(4.01)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                             $(0.06)       $(0.06)      $(0.10)      $(0.04)      $(0.02)      $(0.01)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $17.29        $15.51       $13.69       $13.57       $12.11        $9.53
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                              11.86(n)      13.80         1.69        12.46(b)     27.39       (29.69)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   0.98(a)       0.92         0.98         0.88         0.94         0.93
Expenses after expense reductions (f)                    0.90(a)       0.90         0.90         0.90(e)      0.90         0.90
Net investment income                                    0.50(a)       0.35         0.42         0.74         0.45         0.21
Portfolio turnover                                        114            89           93           76           65          105
Net assets at end of period (000 Omitted)            $127,774      $131,259     $137,244     $158,082     $150,436     $105,323
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                    SIX MONTHS                          YEARS ENDED 12/31
                                                       ENDED      -------------------------------------------------------------
                                                      6/30/07         2006         2005         2004         2003         2002
                                                    (UNAUDITED)

Net asset value, beginning of period                   $15.41        $13.60       $13.48       $12.05        $9.48       $13.51
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                               $0.02         $0.01        $0.02        $0.07        $0.02        $0.00(w)
Net realized and unrealized gain (loss) on
investments and foreign currency                         1.78          1.82         0.17         1.38         2.55        (4.03)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $1.80         $1.83        $0.19        $1.45        $2.57       $(4.03)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                             $(0.01)       $(0.02)      $(0.07)      $(0.02)         $--          $--
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $17.20        $15.41       $13.60       $13.48       $12.05        $9.48
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                              11.72(n)      13.50         1.46        12.09(b)     27.11       (29.83)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   1.22(a)       1.17         1.23         1.13         1.19         1.16
Expenses after expense reductions (f)                    1.15(a)       1.15         1.15         1.15(e)      1.15         1.13
Net investment income (loss)                             0.22(a)       0.10         0.17         0.54         0.20        (0.01)
Portfolio turnover                                        114            89           93           76           65          105
Net assets at end of period (000 Omitted)             $11,095       $14,740      $15,823      $18,372      $12,214       $7,992
-------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(e) Ratio includes a reimbursement fee for expenses borne by MFS in prior years under the then existing expense reimbursement agreement.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Core Equity Series (the series) (formerly MFS Capital Opportunities Series) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2007, there were 39 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the series' investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the series' valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the series' net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the series' net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the series' foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the series' net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the series' net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the series, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the series' financial statements.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INDEMNIFICATIONS - Under the series' organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the series. Additionally, in the normal course of business, the series enters into agreements with service providers that may contain indemnification clauses. The series' maximum exposure under these agreements is unknown as this would involve future claims that may be made against the series that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the series is informed of the dividend if such information is obtained subsequent to the ex- dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the series or in unrealized gain/loss if the security is still held by the series. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. This amount, for the six months ended June 30, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current year will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                                 12/31/06

    Ordinary income (including any short-term capital gains)     $626,715

The federal tax cost and the tax basis components of distributable earnings were as follows:

              AS OF 6/30/07

    Cost of investments                                      $145,549,065
    ---------------------------------------------------------------------
    Gross appreciation                                         $7,606,032
    Gross depreciation                                         (2,805,075)
    ---------------------------------------------------------------------
    Net unrealized appreciation (depreciation)                 $4,800,957

    AS OF 12/31/06

    Undistributed ordinary income                                 462,955
    Capital loss carryforwards                                (46,622,179)
    Other temporary differences                                     1,073
    Net unrealized appreciation (depreciation)                  8,493,403

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2006, the series had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

     12/31/10                                               $(46,622,179)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the series.

The management fee is computed daily and paid monthly at an annual rate of 0.75% of the series' average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $1.0 billion. This written agreement may be rescinded only upon consent of the series' Board of Trustees. For the six months ended June 30, 2007, the series' average daily net assets did not exceed $1.0 billion and therefore, the management fee was not reduced.

The investment adviser has agreed in writing to pay a portion of the series' operating expenses, exclusive of management, distribution and certain other fees and expenses, such that operating expenses do not exceed 0.15% annually of the series' average daily net assets. This written agreement will continue through April 30, 2008 unless changed or rescinded by the series' Board of Trustees. For the six months ended June 30, 2007, this reduction amounted to $55,778 and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the series for its services as shareholder servicing agent. For the six months ended June 30, 2007, the fee was $25,258, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the six months ended June 30, 2007, these costs amounted to $101. The series may also pay shareholder servicing related costs to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the series. Under an administrative services agreement, the series partially reimburses MFS the costs incurred to provide these services. The series is charged a fixed amount plus a fee based on calendar year average net assets. The series' annual fixed amount is $17,500. The administrative services fee incurred for the six months ended June 30, 2007 was equivalent to an annual effective rate of 0.0235% of the series' average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The series pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to trustees or officers of the series who are also officers of the investment adviser, all of whom receive remuneration for their services to the series from MFS. Certain officers and trustees of the series are officers or directors of MFS, MFD, and MFSC.

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended June 30, 2007, the fee paid to Tarantino LLC was $379. MFS has agreed to reimburse the series for a portion of the payments made by the funds to Tarantino LLC in the amount of $361, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $160,126,214 and $178,779,886, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                 SIX MONTHS ENDED 6/30/07          YEAR ENDED 12/31/06
                                                                   SHARES         AMOUNT           SHARES         AMOUNT
Shares sold
  Initial Class                                                    217,718       $3,615,479        461,814       $6,649,900
  Service Class                                                     97,154        1,630,552         59,581          842,411
---------------------------------------------------------------------------------------------------------------------------
                                                                   314,872       $5,246,031        521,395       $7,492,311

Shares issued to shareholders in reinvestment of distributions
  Initial Class                                                     27,424         $450,028         42,477         $600,199
  Service Class                                                        820           13,403          1,886           26,516
---------------------------------------------------------------------------------------------------------------------------
                                                                    28,244         $463,431         44,363         $626,715

Shares reacquired
  Initial Class                                                 (1,316,030)    $(21,844,168)    (2,067,397)    $(29,460,830)
  Service Class                                                   (409,174)      (6,850,611)      (268,532)      (3,812,083)
---------------------------------------------------------------------------------------------------------------------------
                                                                (1,725,204)    $(28,694,779)    (2,335,929)    $(33,272,913)

Net change
  Initial Class                                                 (1,070,888)    $(17,778,661)    (1,563,106)    $(22,210,731)
  Service Class                                                   (311,200)      (5,206,656)      (207,065)      (2,943,156)
---------------------------------------------------------------------------------------------------------------------------
                                                                (1,382,088)    $(22,985,317)    (1,770,171)    $(25,153,887)

(6) LINE OF CREDIT

The series and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the series and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2007, the series' commitment fee and interest expense were $451 and $674, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS is available by clicking on the series' name under "Variable Insurance Trust" in the "Products and Performance" section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

    Public Reference Room
    Securities and Exchange Commission
    100 F Street, NE, Room 1580
    Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT US


Web site
mfs.com


Account service and
literature

Shareholders
1-877-411-3325
9 a.m. to 5 p.m. ET


Investment professionals
1-800-637-8630
8 a.m. to 5 p.m. ET


Mailing address
MFS Service Center, Inc.
Attn: Institutional Alliance Services (IAS)
P.O. Box 55824
Boston, MA
02205-5824


Overnight mail
MFS Service Center, Inc.
Attn: Institutional Alliance Services (IAS)
500 Boylston Street
Boston, MA 02116-3741


M F S(R)
INVESTMENT MANAGEMENT

                                                        MFS(R) UTILITIES SERIES

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                      MFS(R) VARIABLE INSURANCE TRUST(SM)
                               SEMIANNUAL REPORT

                                                                        6/30/07
                                                                        VUF-SEM

MFS(R) UTILITIES SERIES


TABLE OF CONTENTS
------------------------------------------------------

LETTER FROM THE CEO                                  1
------------------------------------------------------
PORTFOLIO COMPOSITION                                2
------------------------------------------------------
EXPENSE TABLE                                        3
------------------------------------------------------
PORTFOLIO OF INVESTMENTS                             4
------------------------------------------------------
FINANCIAL STATEMENTS                                 7
------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                       12
------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT       18
------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION               18
------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                      18
------------------------------------------------------
CONTACT INFORMATION                         BACK COVER

-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. As of mid-May 2007, it had returned another 8% and continued to reach new highs. But the Dow's upward rise has not been without hiccups. After hitting new records in February, the Dow lost 5.8% between February 20 and March 5, as stocks were sold off around the globe. As we have said before, markets are volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Common Stocks                              92.7%
              Bonds                                       1.3%
              Convertible Preferred Stocks                2.5%
              Convertible Bonds                           0.6%
              Cash & Other Net Assets                     2.9%

              TOP TEN HOLDINGS (i)

              NRG Energy, Inc.                            3.9%
              ------------------------------------------------
              AT&T, Inc.                                  3.1%
              ------------------------------------------------
              Williams Cos., Inc.                         2.9%
              ------------------------------------------------
              Public Service Enterprise Group, Inc.       2.7%
              ------------------------------------------------
              E.ON AG                                     2.5%
              ------------------------------------------------
              Constellation Energy Group, Inc.            2.4%
              ------------------------------------------------
              Equitable Resources, Inc.                   2.4%
              ------------------------------------------------
              American Electric Power Co., Inc.           2.4%
              ------------------------------------------------
              Entergy Corp., "A"                          2.3%
              ------------------------------------------------
              Edison International                        1.9%
              ------------------------------------------------

              TOP FIVE INDUSTRIES (i)

              Utilities - Electric Power                 47.5%
              ------------------------------------------------
              Telephone Services                         16.1%
              ------------------------------------------------
              Telecommunications - Wireless               8.4%
              ------------------------------------------------
              Natural Gas - Distribution                  7.1%
              ------------------------------------------------
              Natural Gas - Pipeline                      6.7%
              ------------------------------------------------

              COUNTRY WEIGHTINGS (i)

              United States                              67.2%
              ------------------------------------------------
              Spain                                       5.8%
              ------------------------------------------------
              Germany                                     3.7%
              ------------------------------------------------
              Brazil                                      3.1%
              ------------------------------------------------
              United Kingdom                              2.9%
              ------------------------------------------------
              Canada                                      2.5%
              ------------------------------------------------
              France                                      1.8%
              ------------------------------------------------
              Mexico                                      1.7%
              ------------------------------------------------
              Israel                                      1.7%
              ------------------------------------------------
              Other Countries                             9.6%
              ------------------------------------------------

(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Percentages are based on net assets as of 06/30/07.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE CONTRACT HOLDERS DURING THE PERIOD,
JANUARY 1, 2007 THROUGH JUNE 30, 2007.

As a contract holder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2007 through June 30, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    1/01/07-
Class                       Ratio       1/01/07        6/30/07        6/30/07
--------------------------------------------------------------------------------
         Actual             0.82%     $1,000.00      $1,188.50         $4.45
Initial  -----------------------------------------------------------------------
 Class   Hypothetical(h)    0.82%     $1,000.00      $1,020.73         $4.11
--------------------------------------------------------------------------------
         Actual             1.07%     $1,000.00      $1,186.90         $5.80
Service  -----------------------------------------------------------------------
 Class   Hypothetical(h)    1.07%     $1,000.00      $1,019.49         $5.36
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/07

The Portfolio of Investments is a complete list of all securities owned by your series. It is categorized by broad-based asset classes.

ISSUER                                                                             SHARES/PAR         VALUE ($)
COMMON STOCKS - 92.7%
BROADCASTING - 1.6%
Citadel Broadcasting Corp. (l)                                                         787,400     $    5,078,730
Grupo Televisa S.A., ADR                                                               525,000         14,495,250
News Corp., "A"                                                                        494,300         10,484,103
R.H. Donnelley Corp. (a)(l)                                                            105,700          8,009,946
                                                                                                   --------------
                                                                                                   $   38,068,029
                                                                                                   --------------
CABLE TV - 3.8%
Comcast Corp., "Special A" (a)                                                       1,264,950     $   35,368,002
Net Servicos de Comuicacao S.A., IPS (a)                                               669,400         11,106,917
Time Warner Cable, Inc. (a)(l)                                                       1,038,000         40,658,460
                                                                                                   --------------
                                                                                                   $   87,133,379
                                                                                                   --------------
ELECTRICAL EQUIPMENT - 0.1%
Trina Solar Ltd., ADR (a)(l)                                                            28,500     $    1,466,325
                                                                                                   --------------
ENERGY - INDEPENDENT - 2.3%
Apache Corp.                                                                           119,200     $    9,725,528
Talisman Energy, Inc.                                                                1,056,800         20,483,703
Ultra Petroleum Corp. (a)                                                              270,500         14,942,420
Venoco, Inc. (a)(l)                                                                    427,770          7,986,466
                                                                                                   --------------
                                                                                                   $   53,138,117
                                                                                                   --------------
ENERGY - INTEGRATED - 0.8%
OAO Gazprom, ADR                                                                       227,800     $    9,544,820
TOTAL S.A.                                                                             114,400          9,286,592
                                                                                                   --------------
                                                                                                   $   18,831,412
                                                                                                   --------------
INTERNET - 0.4%
Iliad S.A.                                                                              92,501     $    9,345,890
                                                                                                   --------------
NATURAL GAS - DISTRIBUTION - 7.1%
AGL Resources, Inc.                                                                    225,710     $    9,136,741
Dynegy, Inc. (a)(l)                                                                  1,102,342         10,406,108
Equitable Resources, Inc. (l)                                                        1,127,500         55,878,900
Gaz de France                                                                          136,800          6,893,267
MDU Resources Group, Inc.                                                            1,012,000         28,376,480
Questar Corp.                                                                          466,540         24,656,639
Sempra Energy                                                                          249,800         14,795,654
Spectra Energy Corp.                                                                   564,700         14,659,612
                                                                                                   --------------
                                                                                                   $  164,803,401
                                                                                                   --------------
NATURAL GAS - PIPELINE - 6.0%
El Paso Corp.                                                                        1,720,800     $   29,649,384
Enagas S.A.                                                                          1,574,900         38,946,152
Enbridge, Inc.                                                                          65,100          2,198,993
Williams Cos., Inc.                                                                  2,147,265         67,896,519
                                                                                                   --------------
                                                                                                   $  138,691,048
                                                                                                   --------------
OIL SERVICES - 2.0%
GlobalSantaFe Corp. (l)                                                                266,400     $   19,247,400
Halliburton Co.                                                                        130,600          4,505,700
Noble Corp. (l)                                                                        229,000         22,332,080
                                                                                                   --------------
                                                                                                   $   46,085,180
                                                                                                   --------------
TELECOMMUNICATIONS - WIRELESS - 8.4%
America Movil S.A.B. de C.V., "L", ADR                                                 412,000     $   25,515,160
Cellcom Israel Ltd.                                                                  1,475,610         39,059,397
Hutchison Telecommunications International Ltd.                                      3,822,000          4,927,828
Leap Wireless International, Inc. (a)                                                   55,200          4,664,400
Mobile TeleSystems OJSC, ADR (a)                                                       286,300         17,341,191
Ntelos Holdings Corp.                                                                  294,300          8,134,452
Orascom Telcom Holding SAE                                                             265,300         17,148,530
Philippine Long Distance Telephone Co.                                                 137,500          7,878,378
Philippine Long Distance Telephone Co., ADR                                            139,400          7,973,680
Rogers Communications, Inc., "B"                                                       412,200         17,615,849
Tim Participacoes S.A., ADR (l)                                                        478,100         16,480,107
Vodafone Group PLC                                                                   8,513,400         28,640,691
                                                                                                   --------------
                                                                                                   $  195,379,663
                                                                                                   --------------
TELEPHONE SERVICES - 15.3%
ALLTEL Corp.                                                                           148,600     $   10,037,930
American Tower Corp., "A" (a)                                                           55,000          2,310,000
AT&T, Inc.                                                                           1,744,700         72,405,050
Citizens Communications Co. (l)                                                        450,300          6,876,081
Embarq Corp.                                                                           452,400         28,668,588
Global Crossing Ltd. (a)(l)                                                            170,700          3,222,816
Hellenic Telecommunications Organization S.A.                                          653,000         20,239,073
Qwest Communications International, Inc. (a)(l)                                      3,817,000         37,024,900
Singapore Telecommunications Ltd.                                                    4,496,000          9,990,132
Tele Norte Leste Participacoes S.A.                                                     58,500          2,329,565
Telecom Argentina S.A., ADR (a)                                                        449,500         11,201,540
Telecom Egypt                                                                          353,000          1,090,502
Telecom Egypt, GDR                                                                      76,650          1,148,217
Telefonica S.A.                                                                      1,840,600         40,913,688
Telekom Austria AG                                                                     304,200          7,591,686
Telenor A.S.A.                                                                       1,824,500         35,593,845
TELUS Corp. (non-voting shares)                                                        292,560         17,273,372
Verizon Communications, Inc.                                                           579,900         23,874,483
Windstream Corp. (l)                                                                 1,504,508         22,206,538
                                                                                                   --------------
                                                                                                   $  353,998,006
                                                                                                   --------------
UTILITIES - ELECTRIC POWER - 44.9%
AES Corp. (a)                                                                          854,800     $   18,703,024
AES Tiete S.A., IPS                                                                449,891,900         17,495,537
Ameren Corp.                                                                           279,900         13,717,899
American Electric Power Co., Inc.                                                    1,235,400         55,642,416
Avista Corp.                                                                            47,600          1,025,780
British Energy Group PLC                                                             1,292,260         13,986,436
CEZ AS                                                                                 628,800         32,443,499
CMS Energy Corp. (l)                                                                 2,454,500         42,217,400
Consolidated Edison, Inc. (l)                                                          582,880         26,299,546
Constellation Energy Group, Inc.                                                       642,950         56,045,951
Covanta Holding Corp. (a)(l)                                                           459,270         11,321,005
Dominion Resources, Inc.                                                               280,800         24,235,848
DPL, Inc. (l)                                                                          961,500         27,248,910
DTE Energy Co.                                                                         585,100         28,213,522
E.ON AG                                                                                344,500         57,886,142
Edison International (l)                                                               777,900         43,655,748
Eletropaulo Metropolitana S.A., IPS                                                386,250,000         25,412,871
Enersis S.A., ADR                                                                    1,251,800         25,098,590
Entergy Corp.                                                                           95,460         10,247,631
Entergy Corp., "A" (l)                                                                 826,220         54,357,014
Exelon Corp.                                                                           345,200         25,061,520
FirstEnergy Corp.                                                                      167,900         10,868,167
FPL Group, Inc.                                                                        674,300         38,259,782
Iberdrola S.A.                                                                         410,716         22,935,450
Integrys Energy Group, Inc. (l)                                                        244,300         12,393,339
International Power PLC                                                              2,543,100         21,874,918
Mirant Corp. (a)                                                                       731,100         31,181,415
Northeast Utilities                                                                    119,500          3,389,020
NRG Energy, Inc. (a)                                                                 2,173,100         90,335,767
Pepco Holdings, Inc.                                                                   849,400         23,953,080
PG&E Corp.                                                                             100,900          4,570,770
Portland General Electric Co.                                                          235,420          6,459,925
PPL Corp.                                                                               97,800          4,576,062
Public Service Enterprise Group, Inc.                                                  709,000         62,236,020
RAO Unified Energy System of Russia, GDR (a)                                            65,200          8,700,364
Red Electrica de Espana                                                                664,300         31,128,695
RWE AG                                                                                 262,500         28,063,600
Scottish & Southern Energy PLC                                                          78,700          2,289,449
SUEZ S.A.                                                                               42,100          2,404,957
Veolia Environment                                                                     164,205         12,833,948
Wisconsin Energy Corp.                                                                  49,800          2,202,654
Xcel Energy, Inc. (l)                                                                  489,300         10,015,971
                                                                                                   --------------
                                                                                                   $1,040,989,642
                                                                                                   --------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $1,731,112,637)                                              $2,147,930,092
                                                                                                   --------------
BONDS - 1.3%
ASSET BACKED & SECURITIZED - 0.0%
Falcon Franchise Loan LLC, FRN, 3.4199%, 2023 (i)(n)                              $    531,148     $       53,811
                                                                                                   --------------
TELEPHONE SERVICES - 0.6%
Embarq Corp., 7.082%, 2016                                                        $ 12,550,000     $   12,620,305
                                                                                                   --------------
UTILITIES - ELECTRIC POWER - 0.7%
Mirant North American LLC, 7.375%, 2013                                           $  5,700,000     $    5,828,250
Reliant Energy, Inc., 7.625%, 2014                                                  11,430,000         11,144,250
TXU Eastern Funding Co., 6.75%, 2009 (d)                                                16,000                900
                                                                                                   --------------
                                                                                                   $   16,973,400
                                                                                                   --------------
TOTAL BONDS (IDENTIFIED COST, $30,076,157)                                                         $   29,647,516
                                                                                                   --------------
CONVERTIBLE PREFERRED STOCKS - 2.5%
NATURAL GAS - PIPELINE - 0.7%
El Paso Corp., 4.99% (n)                                                                10,890     $   15,905,825
                                                                                                   --------------
UTILITIES - ELECTRIC POWER - 1.8%
NRG Energy, Inc., 5.75%                                                                 94,000     $   34,717,020
PNM Resources, Inc., 6.75%                                                             136,200          6,810,000
                                                                                                   --------------
                                                                                                   $   41,527,020
                                                                                                   --------------
TOTAL CONVERTIBLE PREFERRED STOCKS (IDENTIFIED COST, $44,127,263)                                  $   57,432,845
                                                                                                   --------------
CONVERTIBLE BONDS - 0.6%
ENERGY - INDEPENDENT - 0.2%
Peabody Energy, 4.75%, 2066                                                       $  5,520,000     $    5,830,500
                                                                                                   --------------
TELEPHONE SERVICES - 0.3%
Level 3 Communications, Inc., 3.5%, 2012                                          $  4,730,000     $    5,965,713
                                                                                                   --------------
UTILITIES - ELECTRIC POWER - 0.1%
Covanta Holding Corp., 1%, 2027                                                   $  1,975,000     $    2,031,781
                                                                                                   --------------
TOTAL CONVERTIBLE BONDS (IDENTIFIED COST, $13,740,864)                                             $   13,827,994
                                                                                                   --------------
COLLATERAL FOR SECURITIES LOANED - 7.2%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value          160,313,513     $  160,313,513
                                                                                                   --------------
MONEY MARKET FUNDS (v) - 3.4%
MFS Institutional Money Market Portfolio, 5.34%, at Cost and Net Asset Value        79,206,716     $   79,206,716
                                                                                                   --------------
TOTAL INVESTMENTS (IDENTIFIED COST, $2,058,577,150) (k)                                            $2,488,358,676
                                                                                                   --------------
OTHER ASSETS, LESS LIABILITIES - (7.7)%                                                              (171,152,108)
                                                                                                   --------------
NET ASSETS - 100.0%                                                                                $2,317,206,568
                                                                                                   --------------

(a) Non-income producing security.
(d) Non-income producing security - in default.
(i) Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of June 30 2007, the series held securities fair valued in accordance with the policies adopted by the
    Board of Trustees, aggregating $43,421,699 and 1.74% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(l) All or a portion of this security is on loan.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $15,959,636, representing
    0.7% of net assets.
(v) Affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AT 6/30/07
Appreciation and Depreciation in the table below are reported by currency.

                                                                                                     NET UNREALIZED
                              CONTRACTS TO     SETTLEMENT DATE                         CONTRACTS      APPRECIATION
    TYPE        CURRENCY    DELIVER/RECEIVE         RANGE         IN EXCHANGE FOR      AT VALUE      (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
APPRECIATION
    Buy            EUR          9,907,605      7/23/07-9/19/07      $ 13,329,197     $ 13,437,726    $   108,529
    Buy            GBP            694,993          9/19/07             1,390,521        1,393,636          3,115
    Sell           GBP            683,443          9/19/07             1,371,397        1,370,476            921
                                                                                                     -----------
                                                                                                     $   112,565
                                                                                                     ===========
DEPRECIATION
    Buy            EUR            529,320          9/19/07          $    718,552     $    718,359    $      (193)
    Sell           EUR        132,140,455      7/23/07-9/19/07       176,921,429      179,305,774     (2,384,345)
    Sell           GBP         20,170,411          9/19/07            39,780,657       40,446,756       (666,099)
                                                                                                     -----------
                                                                                                     $(3,050,637)
                                                                                                     ===========

At June 30, 2007, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $20,244 with Goldman Sachs & Co.

At June 30, 2007, the series had sufficient cash and/or securities to cover any commitments under these derivative contracts.

The following abbreviations are used in this report and are defined:

ADR       American Depository Receipt
FRN       Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
GDR       Global Depository Receipt
IPS       International Preference Stock

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S.
dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR       Euro
GBP       British Pound

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your series' balance sheet, which details the assets and liabilities comprising the total value of the series.

AT 6/30/07

ASSETS
-----------------------------------------------------------------------------------------------------------------
Investments, at value
  Investments in non-affiliated companies (identified cost, $1,979,370,434)     $2,409,151,960
  Investments in affiliated money market fund (identified cost, $79,206,716)        79,206,716
Total investments including $162,234,832 of securities on loan, at value
(identified cost, $2,058,577,150)                                                2,488,358,676
Cash                                                                                     3,652
Foreign currency, at value (identified cost, $74,129)                                   73,955
Receivable for forward foreign currency exchange contracts                             112,565
Receivable for forward foreign currency exchange contracts subject
to master netting agreements                                                            20,244
Receivable for investments sold                                                     27,121,624
Receivable for series shares sold                                                    3,309,938
Interest and dividends receivable                                                    8,969,274
Other assets                                                                            14,268
-----------------------------------------------------------------------------------------------------------------
Total assets                                                                                       $2,527,984,196
-----------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------
Payable for forward foreign currency exchange contracts                             $3,050,637
Payable for investments purchased                                                   44,622,877
Payable for series shares reacquired                                                 2,305,643
Collateral for securities loaned, at value (c)                                     160,313,513
Payable to affiliates
  Management fee                                                                       136,847
  Shareholder servicing costs                                                           11,136
  Distribution fees                                                                     28,609
  Administrative services fee                                                            3,293
Payable for independent trustees' compensation                                           4,545
Accrued expenses and other liabilities                                                 300,528
-----------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                    $210,777,628
-----------------------------------------------------------------------------------------------------------------
Net assets                                                                                         $2,317,206,568
-----------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                 $1,695,179,213
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies                        426,859,729
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                                      169,707,380
Undistributed net investment income                                                 25,460,246
-----------------------------------------------------------------------------------------------------------------
Net assets                                                                                         $2,317,206,568
-----------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                              72,739,349
-----------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net assets                                                                      $918,248,616
  Shares outstanding                                                                28,659,937
-----------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                $32.04
-----------------------------------------------------------------------------------------------------------------
Service Class shares
  Nets assets                                                                   $1,398,957,952
  Shares outstanding                                                                44,079,412
-----------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                $31.74
-----------------------------------------------------------------------------------------------------------------

(c) Non-cash collateral not included.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your series earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by series operations.

SIX MONTHS ENDED 6/30/07

NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                      $33,034,762
  Interest                                                                         2,049,636
  Income distributions from affiliated funds                                         763,950
  Foreign taxes withheld                                                          (1,182,104)
-----------------------------------------------------------------------------------------------------------------
Total investment income                                                                               $34,666,244
-----------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                  $7,401,041
  Distribution fees                                                                1,472,279
  Shareholder servicing costs                                                        346,520
  Administrative services fee                                                        172,742
  Independent trustees' compensation                                                  23,212
  Custodian fee                                                                      253,640
  Shareholder communications                                                          87,242
  Auditing fees                                                                       22,298
  Legal fees                                                                          12,569
  Miscellaneous                                                                       44,781
-----------------------------------------------------------------------------------------------------------------
Total expenses                                                                                         $9,836,324
-----------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                               (15,110)
  Reduction of expenses by investment adviser                                       (250,276)
-----------------------------------------------------------------------------------------------------------------
Net expenses                                                                                           $9,570,938
-----------------------------------------------------------------------------------------------------------------
Net investment income                                                                                 $25,095,306
-----------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                       $173,279,943
  Foreign currency transactions                                                     (738,168)
-----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                            $172,541,775
-----------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                   $139,210,115
  Translation of assets and liabilities in foreign currencies                     (2,544,294)
-----------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                           $136,665,821
-----------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                          $309,207,596
-----------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                 $334,302,902
-----------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                  SIX MONTHS ENDED        YEAR ENDED
                                                                                           6/30/07          12/31/06
                                                                                       (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS
--------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  $25,095,306       $28,290,383
Net realized gain (loss) on investments and foreign currency transactions              172,541,775       131,024,356
Net unrealized gain (loss) on investments and foreign currency translation             136,665,821       205,816,009
--------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                  $334,302,902      $365,130,748
--------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
From net investment income
  Initial Class                                                                        $(7,861,253)     $(10,297,910)
  Service Class                                                                         (9,991,006)      (13,174,002)
From net realized gain on investments and foreign currency transactions
  Initial Class                                                                        (56,981,992)      (19,556,242)
  Service Class                                                                        (85,782,254)      (26,849,095)
--------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                         $(160,616,505)     $(69,877,249)
--------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                   $440,094,824      $336,878,898
--------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                            $613,781,221      $632,132,397
--------------------------------------------------------------------------------------------------------------------

NET ASSETS
--------------------------------------------------------------------------------------------------------------------
At beginning of period                                                               1,703,425,347     1,071,292,950
At end of period (including undistributed net investment income of
$25,460,246 and $18,217,199, respectively)                                          $2,317,206,568    $1,703,425,347
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS
                                                 SIX MONTHS                           YEARS ENDED 12/31
                                                    ENDED       ------------------------------------------------------------
                                                   6/30/07          2006         2005         2004         2003         2002
                                                 (UNAUDITED)
Net asset value, beginning of period                $29.27        $23.74       $20.45       $15.95       $12.03       $15.94
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.41         $0.59        $0.40        $0.36        $0.29        $0.31
Net realized and unrealized gain (loss) on
investments and foreign currency                      4.97          6.47         3.02         4.39         3.95        (3.88)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $5.38         $7.06        $3.42        $4.75        $4.24       $(3.57)
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.32)       $(0.53)      $(0.13)      $(0.25)      $(0.32)      $(0.34)
From net realized gain on investments and
foreign currency transactions                        (2.29)        (1.00)          --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(2.61)       $(1.53)      $(0.13)      $(0.25)      $(0.32)      $(0.34)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $32.04        $29.27       $23.74       $20.45       $15.95       $12.03
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                           18.85(n)      31.26        16.84        30.20(b)     35.89       (22.76)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                0.85(a)       0.87         0.90         0.89         0.92         0.94
Expenses after expense reductions (f)                 0.82(a)       0.86         0.90         0.89          N/A          N/A
Net investment income                                 2.68(a)       2.32         1.80         2.11         2.11         2.38
Portfolio turnover                                      44            94           88          105          134          102
Net assets at end of period (000 Omitted)         $918,249      $710,341     $506,315     $357,652     $243,275     $170,032
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                SIX MONTHS                           YEARS ENDED 12/31
                                                   ENDED        ------------------------------------------------------------
                                                  6/30/07           2006         2005         2004         2003         2002
                                                (UNAUDITED)
Net asset value, beginning of period                $29.01        $23.56       $20.32       $15.87       $11.98       $15.90
----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.37         $0.53        $0.34        $0.32        $0.24        $0.28
Net realized and unrealized gain (loss) on
investments and foreign currency                      4.92          6.42         3.01         4.36         3.95        (3.87)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $5.29         $6.95        $3.35        $4.68        $4.19       $(3.59)
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.27)       $(0.50)      $(0.11)      $(0.23)      $(0.30)      $(0.33)
From net realized gain on investments and
foreign currency transactions                        (2.29)        (1.00)          --           --           --           --
----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(2.56)       $(1.50)      $(0.11)      $(0.23)      $(0.30)      $(0.33)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $31.74        $29.01       $23.56       $20.32       $15.87       $11.98
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                           18.69(n)      30.96        16.57        29.84(b)     35.57       (22.90)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.09(a)       1.12         1.15         1.15         1.17         1.19
Expenses after expense reductions (f)                 1.07(a)       1.11         1.15         1.15          N/A          N/A
Net investment income                                 2.45(a)       2.11         1.56         1.87         1.79         2.20
Portfolio turnover                                      44            94           88          105          134          102
Net assets at end of period (000 Omitted)       $1,398,958      $993,085     $564,978     $223,952      $98,100      $43,101
----------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Utilities Series (the series) is a series of MFS Variable Insurance Trust. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2007, there were 96 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the series' investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the series' valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the series' net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the series' net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the series' foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the series' net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the series' net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the series, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the series' financial statements.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The series may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the series uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include forward foreign currency exchange contracts.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The series may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The series may enter into forward foreign currency exchange contracts for hedging purposes as well as for non- hedging purposes. For hedging purposes, the series may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The series may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the series may enter into contracts with the intent of changing the relative exposure of the series' portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At June 30, 2007, the value of securities loaned was $162,234,832. The loans were collateralized by cash of $160,313,513 and U.S. Treasury obligations of $6,938,207.

INDEMNIFICATIONS - Under the series' organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the series. Additionally, in the normal course of business, the series enters into agreements with service providers that may contain indemnification clauses. The series' maximum exposure under these agreements is unknown as this would involve future claims that may be made against the series that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the series is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the series or in unrealized gain/loss if the security is still held by the series. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. This amount, for the six months ended June 30, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals and foreign currency transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                                      12/31/06
      Ordinary income (including any short-term capital gains)     $23,471,912
      Long-term capital gain                                        46,405,337
      ------------------------------------------------------------------------
      Total distributions                                          $69,877,249

The federal tax cost and the tax basis components of distributable earnings were as follows:

      AS OF 06/30/07

      Cost of investments                                       $2,067,570,198
      ------------------------------------------------------------------------
      Gross appreciation                                          $445,314,524
      Gross depreciation                                           (18,256,901)
      ------------------------------------------------------------------------
      Net unrealized appreciation (depreciation)                  $427,057,623

      AS OF 12/31/06

      Undistributed ordinary income                                $73,383,496
      Undistributed long-term capital gain                          87,268,399
      Other temporary differences                                      (49,647)
      Net unrealized appreciation (depreciation)                   287,738,710

The aggregate cost above includes prior fiscal year end tax adjustments.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the series. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the series' average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.70% of average daily net assets in excess of $1 billion. This written agreement may be rescinded only upon consent of the series' Board of Trustees. This management fee reduction amounted to $245,458, which is shown as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the six months ended June 30, 2007 was equivalent to an annual effective rate of 0.72% of the series' average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the series for its services as shareholder servicing agent. For the six months ended June 30, 2007, the fee was $345,382, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the six months ended June 30, 2007, these costs amounted to $1,076. The series may also pay shareholder servicing related costs to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the series. Under an administrative services agreement, the series partially reimburses MFS the costs incurred to provide these services. The series is charged a fixed amount plus a fee based on calendar year average net assets. The series' annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended June 30, 2007 was equivalent to an annual effective rate of 0.0175% of the series' average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The series pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to trustees or officers of the series who are also officers of the investment adviser, all of whom receive remuneration for their services to the series from MFS. Certain officers and trustees of the series are officers or directors of MFS, MFD, and MFSC.

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended June 30, 2007, the fee paid to Tarantino LLC was $5,032. MFS has agreed to reimburse the series for a portion of the payments made by the funds to Tarantino LLC in the amount of $4,818, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

The series may invest in a money market fund managed by MFS which seeks preservation of capital and current income. Income earned on these investments is included in income distributions from affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $1,148,089,904 and $840,102,835, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                     SIX MONTHS ENDED 6/30/07          YEAR ENDED 12/31/06
                                                                      SHARES         AMOUNT          SHARES          AMOUNT
Shares sold
  Initial Class                                                     5,098,181     $159,370,043      6,669,432     $173,419,303
  Service Class                                                     8,146,813      252,010,205     11,927,119      302,602,353
------------------------------------------------------------------------------------------------------------------------------
                                                                   13,244,994     $411,380,248     18,596,551     $476,021,656

Shares issued to shareholders in reinvestment of distributions
  Initial Class                                                     2,137,220      $64,843,245      1,260,201      $29,854,152
  Service Class                                                     3,185,010       95,773,260      1,701,662       40,023,097
------------------------------------------------------------------------------------------------------------------------------
                                                                    5,322,230     $160,616,505      2,961,863      $69,877,249

Shares reacquired
  Initial Class                                                    (2,843,121)    $(86,323,263)    (4,991,601)   $(125,504,589)
  Service Class                                                    (1,487,293)     (45,578,666)    (3,374,329)     (83,515,418)
------------------------------------------------------------------------------------------------------------------------------
                                                                   (4,330,414)   $(131,901,929)    (8,365,930)   $(209,020,007)

Net change
  Initial Class                                                     4,392,280     $137,890,025      2,938,032      $77,768,866
  Service Class                                                     9,844,530      302,204,799     10,254,452      259,110,032
------------------------------------------------------------------------------------------------------------------------------
                                                                   14,236,810     $440,094,824     13,192,484     $336,878,898

(6) LINE OF CREDIT

The series and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the series and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2007, the series' commitment fee and interest expense were $4,031 and $3,385, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7) TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the series' holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the series' transactions in the securities of these issuers during the period ended June 30, 2006, is set forth below:

                                          BEGINNING          ACQUISITIONS         DISPOSITIONS               ENDING
AFFILIATE                         SHARES/PAR AMOUNT     SHARES/PAR AMOUNT    SHARES/PAR AMOUNT    SHARES/PAR AMOUNT

MFS Institutional Money Market
Portfolio                                        --           222,909,680          143,702,964           79,206,716

                                                            CAPITAL GAIN
                                           REALIZED    DISTRIBUTIONS FROM             DIVIDEND
AFFILIATE                               GAIN (LOSS)      UNDERLYING FUNDS               INCOME         ENDING VALUE

MFS Institutional Money Market
Portfolio                                       $--                   $--             $763,950          $79,206,716

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS is available by clicking on the series' name under "Variable Insurance Trust" in the "Products and Performance" section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

    Public Reference Room
    Securities and Exchange Commission
    100 F Street, NE, Room 1580
    Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT US


Web site
mfs.com


Account service and
literature

Shareholders
1-877-411-3325
9 a.m. to 5 p.m. ET


Investment professionals
1-800-637-8630
8 a.m. to 5 p.m. ET


Mailing address
MFS Service Center, Inc.
Attn: Institutional Alliance Services (IAS)
P.O. Box 55824
Boston, MA
02205-5824


Overnight mail
MFS Service Center, Inc.
Attn: Institutional Alliance Services (IAS)
500 Boylston Street
Boston, MA 02116-3741


M F S(R)
INVESTMENT MANAGEMENT

                                                  MFS(R) EMERGING GROWTH SERIES


                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                      MFS(R) VARIABLE INSURANCE TRUST(SM)
                               SEMIANNUAL REPORT

                                                                        6/30/07
                                                                        VEG-SEM

MFS(R) EMERGING GROWTH SERIES


TABLE OF CONTENTS
------------------------------------------------------

LETTER FROM THE CEO                                  1
------------------------------------------------------
PORTFOLIO COMPOSITION                                2
------------------------------------------------------
EXPENSE TABLE                                        3
------------------------------------------------------
PORTFOLIO OF INVESTMENTS                             4
------------------------------------------------------
FINANCIAL STATEMENTS                                 7
------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                       12
------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT       17
------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION               17
------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                      17
------------------------------------------------------
CONTACT INFORMATION                         BACK COVER

-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. As of mid-May 2007, it had returned another 8% and continued to reach new highs. But the Dow's upward rise has not been without hiccups. After hitting new records in February, the Dow lost 5.8% between February 20 and March 5, as stocks were sold off around the globe. As we have said before, markets are volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              95.9%
              Cash & Other Net Assets                     4.1%

              TOP TEN HOLDINGS

              Google, Inc., "A"                           2.5%
              ------------------------------------------------
              Adobe Systems, Inc.                         2.1%
              ------------------------------------------------
              Intel Corp.                                 1.8%
              ------------------------------------------------
              Roche Holding AG                            1.7%
              ------------------------------------------------
              American Tower Corp., "A"                   1.7%
              ------------------------------------------------
              Cisco Sytems, Inc.                          1.5%
              ------------------------------------------------
              Nestle S.A.                                 1.5%
              ------------------------------------------------
              GlobalSantaFe Corp.                         1.4%
              ------------------------------------------------
              America Movil S.A.B. de C.V., "L", ADR      1.4%
              ------------------------------------------------
              Millipore Corp.                             1.4%
              ------------------------------------------------

              EQUITY SECTORS

              Technology                                 21.5%
              ------------------------------------------------
              Health Care                                17.6%
              ------------------------------------------------
              Financial Services                          9.1%
              ------------------------------------------------
              Special Products & Services                 8.6%
              ------------------------------------------------
              Retailing                                   7.9%
              ------------------------------------------------
              Industrial Goods & Services                 7.6%
              ------------------------------------------------
              Leisure                                     7.1%
              ------------------------------------------------
              Utilities & Communications                  6.0%
              ------------------------------------------------
              Energy                                      4.2%
              ------------------------------------------------
              Consumer Staples                            3.9%
              ------------------------------------------------
              Basic Materials                             1.4%
              ------------------------------------------------
              Autos & Housing                             1.0%
              ------------------------------------------------

Percentages are based on net assets as of 06/30/07.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE CONTRACT HOLDERS DURING THE PERIOD,
JANUARY 1, 2007 THROUGH JUNE 30, 2007

As a contract holder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2007 through June 30, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    1/01/07-
Class                       Ratio       1/01/07        6/30/07        6/30/07
--------------------------------------------------------------------------------
         Actual             0.87%     $1,000.00      $1,114.80         $4.56
Initial  -----------------------------------------------------------------------
 Class   Hypothetical(h)    0.87%     $1,000.00      $1,020.48         $4.36
--------------------------------------------------------------------------------
         Actual             1.12%     $1,000.00      $1,113.90         $5.87
Service  -----------------------------------------------------------------------
 Class   Hypothetical(h)    1.12%     $1,000.00      $1,019.24         $5.61
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/07

The Portfolio of Investments is a complete list of all securities owned by your series. It is categorized by broad-based asset classes.

ISSUER                                                                              SHARES/PAR        VALUE ($)
COMMON STOCKS - 95.9%
AEROSPACE - 4.2%
Embraer-Empresa Brasileira de Aeronautica S.A., ADR                                     95,750      $  4,616,103
Lockheed Martin Corp.                                                                  103,430         9,735,866
Precision Castparts Corp.                                                               35,910         4,358,038
Rockwell Collins, Inc.                                                                  40,100         2,832,664
United Technologies Corp.                                                              110,800         7,859,044
                                                                                                    ------------
                                                                                                    $ 29,401,715
                                                                                                    ------------
APPAREL MANUFACTURERS - 2.0%
Coach, Inc. (a)                                                                         37,380      $  1,771,438
Li & Fung Ltd.                                                                         314,000         1,130,609
LVMH Moet Hennessy Louis Vuitton S.A. (l)                                               30,300         3,492,178
NIKE, Inc., "B"                                                                         96,920         5,649,467
Quiksilver, Inc. (a)(l)                                                                158,110         2,234,094
                                                                                                    ------------
                                                                                                    $ 14,277,786
                                                                                                    ------------
AUTOMOTIVE - 1.0%
Harman International Industries, Inc.                                                   59,670      $  6,969,456
                                                                                                    ------------
BIOTECHNOLOGY - 5.7%
Actelion Ltd. (a)                                                                       50,150      $  2,237,666
Amgen, Inc. (a)                                                                         75,630         4,181,583
Celgene Corp. (a)                                                                      106,220         6,089,593
Genentech, Inc. (a)                                                                     69,290         5,242,481
Genzyme Corp. (a)                                                                      150,700         9,705,080
Gilead Sciences, Inc. (a)                                                               65,660         2,545,638
Millipore Corp. (a)(l)                                                                 129,840         9,749,686
                                                                                                    ------------
                                                                                                    $ 39,751,727
                                                                                                    ------------
BROADCASTING - 1.8%
Grupo Televisa S.A., ADR                                                               121,100      $  3,343,571
News Corp., "A"                                                                        453,440         9,617,462
                                                                                                    ------------
                                                                                                    $ 12,961,033
                                                                                                    ------------
BROKERAGE & ASSET MANAGERS - 4.3%
Affiliated Managers Group, Inc. (a)(l)                                                  29,830      $  3,840,911
Charles Schwab Corp.                                                                   398,430         8,175,784
Chicago Mercantile Exchange Holdings, Inc., "A"                                          5,470         2,922,949
Deutsche Boerse AG                                                                      43,000         4,874,109
EFG International                                                                       50,660         2,333,069
GFI Group, Inc. (a)(l)                                                                  19,100         1,384,368
Goldman Sachs Group, Inc.                                                               24,590         5,329,883
T. Rowe Price Group, Inc.                                                               27,700         1,437,353
                                                                                                    ------------
                                                                                                    $ 30,298,426
                                                                                                    ------------
BUSINESS SERVICES - 4.7%
Amdocs Ltd. (a)                                                                        222,350      $  8,853,977
Cognizant Technology Solutions Corp., "A" (a)                                           88,360         6,634,952
Corporate Executive Board Co. (l)                                                       75,670         4,911,740
CoStar Group, Inc. (a)(l)                                                               13,600           719,168
Fidelity National Information Services, Inc.                                            72,180         3,917,930
Global Payments, Inc.                                                                   94,720         3,755,648
VeriSign, Inc. (a)                                                                      66,400         2,106,872
Western Union Co.                                                                      117,480         2,447,108
                                                                                                    ------------
                                                                                                    $ 33,347,395
                                                                                                    ------------
CABLE TV - 0.5%
Comcast Corp., "A" (a)                                                                 126,100      $  3,545,932
                                                                                                    ------------
CHEMICALS - 1.1%
Monsanto Co.                                                                           116,810      $  7,889,347
                                                                                                    ------------
COMPUTER SOFTWARE - 3.7%
Adobe Systems, Inc. (a)                                                                365,310      $ 14,667,197
Cognos, Inc. (a)                                                                        41,400         1,642,338
Oracle Corp. (a)                                                                       188,380         3,712,970
Synopsys, Inc. (a)                                                                      96,140         2,540,980
Transaction Systems Architects, Inc. (a)(l)                                            102,200         3,440,052
                                                                                                    ------------
                                                                                                    $ 26,003,537
                                                                                                    ------------
COMPUTER SOFTWARE - SYSTEMS - 0.5%
Apple Computer, Inc. (a)                                                                28,450      $  3,472,038
                                                                                                    ------------
CONSUMER GOODS & SERVICES - 3.9%
Apollo Group, Inc., "A" (a)                                                            102,100      $  5,965,703
Capella Education Co. (a)(l)                                                            48,400         2,227,852
ITT Educational Services, Inc. (a)                                                      37,950         4,454,571
New Oriental Education & Technology Group, ADR (a)                                      60,180         3,232,870
Priceline.com, Inc. (a)                                                                 42,900         2,948,946
Sotheby's (l)                                                                           58,250         2,680,665
Strayer Education, Inc.                                                                 43,330         5,706,994
                                                                                                    ------------
                                                                                                    $ 27,217,601
                                                                                                    ------------
ELECTRICAL EQUIPMENT - 2.6%
Anixter International, Inc. (a)(l)                                                       9,600      $    722,016
Danaher Corp.                                                                           98,900         7,466,950
Rockwell Automation, Inc.                                                              102,200         7,096,768
WESCO International, Inc. (a)(l)                                                        54,590         3,299,966
                                                                                                    ------------
                                                                                                    $ 18,585,700
                                                                                                    ------------
ELECTRONICS - 6.2%
ARM Holdings PLC (l)                                                                 1,203,680      $  3,519,039
ASML Holding N.V. (a)(l)                                                                70,880         1,945,656
Hittite Microwave Corp. (a)(l)                                                          33,700         1,440,001
Intel Corp.                                                                            546,370        12,981,751
Intersil Corp., "A"                                                                    127,820         4,021,217
Marvell Technology Group Ltd. (a)                                                      300,280         5,468,099
Nintendo Co. Ltd.                                                                        7,000         2,563,436
Samsung Electronics Co. Ltd., GDR                                                       13,247         4,083,969
SanDisk Corp. (a)(l)                                                                   157,490         7,707,561
                                                                                                    ------------
                                                                                                    $ 43,730,729
                                                                                                    ------------
ENERGY - INDEPENDENT - 0.6%
Ultra Petroleum Corp. (a)                                                               34,700      $  1,916,828
XTO Energy, Inc.                                                                        36,470         2,191,847
                                                                                                    ------------
                                                                                                    $  4,108,675
                                                                                                    ------------
ENERGY - INTEGRATED - 0.4%
Hess Corp.                                                                              45,030      $  2,654,969
                                                                                                    ------------
ENGINEERING - CONSTRUCTION - 0.3%
Quanta Services, Inc. (a)(l)                                                            67,500      $  2,070,225
                                                                                                    ------------
FOOD & BEVERAGES - 2.8%
Nestle S.A.                                                                             27,264      $ 10,351,987
PepsiCo, Inc.                                                                          144,170         9,349,425
                                                                                                    ------------
                                                                                                    $ 19,701,412
                                                                                                    ------------
FOOD & DRUG STORES - 0.3%
CVS Corp.                                                                               54,600      $  1,990,170
                                                                                                    ------------
GAMING & LODGING - 2.1%
International Game Technology                                                          166,850      $  6,623,945
MGM Mirage (a)(l)                                                                       21,800         1,798,064
Penn National Gaming, Inc. (a)(l)                                                       71,620         4,303,646
Royal Caribbean Cruises Ltd. (l)                                                        43,770         1,881,235
                                                                                                    ------------
                                                                                                    $ 14,606,890
                                                                                                    ------------
GENERAL MERCHANDISE - 1.4%
Costco Wholesale Corp. (l)                                                              37,610      $  2,200,937
Family Dollar Stores, Inc.                                                             223,820         7,681,502
                                                                                                    ------------
                                                                                                    $  9,882,439
                                                                                                    ------------
HEALTH MAINTENANCE ORGANIZATIONS - 1.0%
UnitedHealth Group, Inc.                                                               136,440      $  6,977,542
                                                                                                    ------------
INSURANCE - 0.3%
Aflac, Inc.                                                                             37,450      $  1,924,930
                                                                                                    ------------
INTERNET - 4.1%
Baidu.com, Inc., ADR (a)(l)                                                             29,380      $  4,935,252
Expedia, Inc. (a)                                                                       43,400         1,271,186
Google, Inc., "A" (a)                                                                   34,000        17,794,920
Omniture, Inc. (a)(l)                                                                  133,340         3,056,153
Tencent Holdings Ltd.                                                                  504,000         2,030,698
                                                                                                    ------------
                                                                                                    $ 29,088,209
                                                                                                    ------------
LEISURE & TOYS - 2.2%
Electronic Arts, Inc. (a)                                                              201,990      $  9,558,167
THQ, Inc. (a)                                                                           80,200         2,447,704
Ubisoft Entertainment S.A. (a)(l)                                                       67,130         3,557,053
                                                                                                    ------------
                                                                                                    $ 15,562,924
                                                                                                    ------------
MACHINERY & TOOLS - 0.5%
Bucyrus International, Inc.                                                             20,100      $  1,422,678
Fastenal Co.                                                                            16,800           703,248
Ritchie Bros. Auctioneers, Inc.                                                          7,400           463,388
Timken Co.                                                                              29,800         1,076,078
                                                                                                    ------------
                                                                                                    $  3,665,392
                                                                                                    ------------
MAJOR BANKS - 1.9%
Bank of New York Co., Inc. (a)                                                         149,800      $  6,207,712
State Street Corp.                                                                     106,830         7,307,172
                                                                                                    ------------
                                                                                                    $ 13,514,884
                                                                                                    ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.0%
IDEXX Laboratories, Inc. (a)                                                            76,560      $  7,244,873
                                                                                                    ------------
MEDICAL EQUIPMENT - 5.8%
Advanced Medical Optics, Inc. (a)(l)                                                   253,180      $  8,830,918
Conceptus, Inc. (a)(l)                                                                 152,700         2,957,799
Cooper Cos., Inc. (l)                                                                   41,760         2,226,643
Cytyc Corp. (a)                                                                        195,500         8,428,005
Medtronic, Inc.                                                                        133,710         6,934,201
ResMed, Inc. (a)(l)                                                                     50,750         2,093,945
St. Jude Medical, Inc. (a)                                                             169,590         7,036,289
Thoratec Corp. (a)(l)                                                                  127,330         2,341,599
                                                                                                    ------------
                                                                                                    $ 40,849,399
                                                                                                    ------------
METALS & MINING - 0.3%
Cameco Corp. (l)                                                                        38,540      $  1,955,520
                                                                                                    ------------
NETWORK & TELECOM - 5.3%
Cisco Systems, Inc. (a)                                                                381,180      $ 10,615,863
Digital Multimedia Technologies S.p.A. (a)(l)                                            9,680           827,628
Juniper Networks, Inc. (a)                                                             277,406         6,982,309
NICE Systems Ltd., ADR (a)                                                             189,250         6,574,545
Nokia Corp., ADR                                                                       108,780         3,057,806
QUALCOMM, Inc.                                                                          93,230         4,045,250
Research In Motion Ltd. (a)                                                             21,780         4,355,782
Sonus Networks, Inc. (a)(l)                                                             90,100           767,652
                                                                                                    ------------
                                                                                                    $ 37,226,835
                                                                                                    ------------
OIL SERVICES - 3.2%
GlobalSantaFe Corp. (l)                                                                138,900      $ 10,035,525
National Oilwell Varco, Inc. (a)                                                        43,540         4,538,610
Noble Corp.                                                                             80,950         7,894,244
                                                                                                    ------------
                                                                                                    $ 22,468,379
                                                                                                    ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 2.4%
American Express Co.                                                                   127,990      $  7,830,428
Moody's Corp.                                                                           10,940           680,468
UBS AG                                                                                 142,970         8,579,630
                                                                                                    ------------
                                                                                                    $ 17,090,526
                                                                                                    ------------
PERSONAL COMPUTERS & PERIPHERALS - 1.7%
EMC Corp. (a)                                                                          453,080      $  8,200,748
Network Appliance, Inc. (a)                                                            119,910         3,501,372
                                                                                                    ------------
                                                                                                    $ 11,702,120
                                                                                                    ------------
PHARMACEUTICALS - 4.1%
Allergan, Inc.                                                                          91,680      $  5,284,435
Elan Corp. PLC, ADR (a)                                                                306,450         6,720,449
Medicis Pharmaceutical Corp., "A" (l)                                                   68,400         2,088,936
Merck & Co., Inc.                                                                       55,600         2,768,880
Roche Holding AG                                                                        66,130        11,727,666
                                                                                                    ------------
                                                                                                    $ 28,590,366
                                                                                                    ------------
PRINTING & PUBLISHING - 0.2%
Playboy Enterprises, Inc., "B" (a)(l)                                                  119,120      $  1,349,630
                                                                                                    ------------
REAL ESTATE - 0.2%
Jones Lang Lasalle, Inc.                                                                 9,300      $  1,055,550
                                                                                                    ------------
RESTAURANTS - 0.3%
Red Robin Gourmet Burgers, Inc. (a)(l)                                                  25,450      $  1,027,417
Texas Roadhouse, Inc., "A" (a)(l)                                                       75,780           969,226
                                                                                                    ------------
                                                                                                    $  1,996,643
                                                                                                    ------------
SPECIALTY STORES - 4.2%
CarMax, Inc. (a)                                                                        54,460      $  1,388,730
Dick's Sporting Goods, Inc. (a)(l)                                                      53,620         3,119,075
GameStop Corp., "A" (a)                                                                104,720         4,094,552
Lowe's Cos., Inc.                                                                      269,520         8,271,569
Nordstrom, Inc.                                                                         76,900         3,931,128
Staples, Inc.                                                                          277,610         6,587,685
Urban Outfitters, Inc. (a)                                                              81,260         1,952,678
                                                                                                    ------------
                                                                                                    $ 29,345,417
                                                                                                    ------------
TELECOMMUNICATIONS - WIRELESS - 1.9%
America Movil S.A.B. de C.V., "L", ADR                                                 161,450      $  9,998,599
Rogers Communications, Inc., "B"                                                        86,120         3,680,439
                                                                                                    ------------
                                                                                                    $ 13,679,038
                                                                                                    ------------
TELEPHONE SERVICES - 4.1%
American Tower Corp., "A" (a)(l)                                                       276,883      $ 11,629,086
AT&T, Inc.                                                                             190,090         7,888,735
Global Crossing Ltd. (a)(l)                                                             99,610         1,880,637
Level 3 Communications, Inc. (a)(l)                                                    311,930         1,824,791
Qwest Communications International, Inc. (a)(l)                                        343,480         3,331,756
Time Warner Telecom, Inc., "A" (a)(l)                                                   96,010         1,929,801
                                                                                                    ------------
                                                                                                    $ 28,484,806
                                                                                                    ------------
TOBACCO - 1.1%
Altria Group, Inc.                                                                     109,840      $  7,704,178
                                                                                                    ------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $578,219,222)                                                 $673,944,363
                                                                                                    ------------
SHORT-TERM OBLIGATIONS - 4.0%
Cargill, Inc., 5.37%, due 7/02/07, at Amortized Cost and Value (y)                 $28,098,000      $ 28,093,809
                                                                                                    ------------
REPURCHASE AGREEMENTS - 0.1%
Goldman Sachs, 4.5%, dated 6/29/07, due 7/02/07, total to be received $992,372
(secured by various U.S. Treasury and Federal Agency obligations and Mortgage
Backed securities in a jointly traded account), at Cost                            $   992,000      $    992,000
                                                                                                    ------------
COLLATERAL FOR SECURITIES LOANED - 15.0%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value          104,701,618      $104,701,618
                                                                                                    ------------
TOTAL INVESTMENTS (IDENTIFIED COST, $712,006,649) (k)                                               $807,731,790
                                                                                                    ------------
OTHER ASSETS, LESS LIABILITIES - (15.0)%                                                            (104,755,360)
                                                                                                    ------------
NET ASSETS - 100.0%                                                                                 $702,976,430
                                                                                                    ------------

(a) Non-income producing security.
(k) As of June 30, 2007, the series had eight securities that were fair valued, aggregating $38,573,202 and
    4.78% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR       American Depository Receipt
GDR       Global Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your series' balance sheet, which details the assets and liabilities comprising the total value of the series.

AT 6/30/07
ASSETS
--------------------------------------------------------------------------------------------------------------------
Investments, at value, including $110,547,894 of securities on loan
(identified cost, $712,006,649)                                                 $807,731,790
Cash                                                                                 365,465
Foreign currency, at value (identified cost, $32,764)                                 32,772
Receivable for investments sold                                                   13,621,117
Receivable for series shares sold                                                     96,810
Interest and dividends receivable                                                    341,384
Other assets                                                                           6,415
--------------------------------------------------------------------------------------------------------------------
Total assets                                                                                            $822,195,753
--------------------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                $13,327,433
Payable for series shares reacquired                                                 939,481
Collateral for securities loaned, at value (c)                                   104,701,618
Payable to affiliates
  Management fee                                                                      43,261
  Shareholder servicing costs                                                          3,189
  Distribution fees                                                                      601
  Administrative services fee                                                          1,081
Payable for independent trustees' compensation                                         2,164
Accrued expenses and other liabilities                                               200,495
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                       $119,219,323
--------------------------------------------------------------------------------------------------------------------
Net assets                                                                                              $702,976,430
--------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                               $1,181,280,386
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies                       95,728,188
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                                   (574,574,123)
Undistributed net investment income                                                  541,979
--------------------------------------------------------------------------------------------------------------------
Net assets                                                                                              $702,976,430
--------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                 30,564,224
--------------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net assets                                                                    $673,677,937
  Shares outstanding                                                              29,272,218
--------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                   $23.01
--------------------------------------------------------------------------------------------------------------------
Service Class shares
  Nets assets                                                                    $29,298,493
  Shares outstanding                                                               1,292,006
--------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                   $22.68
--------------------------------------------------------------------------------------------------------------------

(c) Non-cash collateral not included.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your series earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by series operations.

SIX MONTHS ENDED 6/30/07

NET INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                        $3,230,485
  Interest                                                                            579,192
  Foreign taxes withheld                                                             (201,633)
--------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                   $3,608,044
--------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                   $2,604,579
  Distribution fees                                                                    39,985
  Shareholder servicing costs                                                         121,899
  Administrative services fee                                                          65,113
  Independent trustees' compensation                                                   11,037
  Custodian fee                                                                        79,079
  Shareholder communications                                                           94,634
  Auditing fees                                                                        22,634
  Legal fees                                                                            8,388
  Miscellaneous                                                                        21,594
--------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                            $3,068,942
--------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                 (1,140)
  Reduction of expenses by investment adviser                                          (1,737)
--------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                              $3,066,065
--------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                       $541,979
--------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                         $51,634,934
  Foreign currency transactions                                                       (11,257)
--------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                $51,623,677
--------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                     $23,903,474
  Translation of assets and liabilities in foreign currencies                             160
--------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                               $23,903,634
--------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                              $75,527,311
--------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                     $76,069,290
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                  SIX MONTHS ENDED        YEAR ENDED
                                                                                           6/30/07          12/31/06
                                                                                       (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS
--------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                              $541,979       $(1,141,900)
Net realized gain (loss) on investments and foreign currency transactions               51,623,677       105,810,474
Net unrealized gain (loss) on investments and foreign currency translation              23,903,634       (49,434,827)
--------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                   $76,069,290       $55,233,747
--------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                   $(75,463,688)    $(146,638,920)
--------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                                $605,602      $(91,405,173)
--------------------------------------------------------------------------------------------------------------------

NET ASSETS
--------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                 702,370,828       793,776,001
At end of period (including undistributed net investment income of
$541,979 and $0, respectively)                                                        $702,976,430      $702,370,828
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS
                                                 SIX MONTHS                           YEARS ENDED 12/31
                                                    ENDED       ------------------------------------------------------------
                                                   6/30/07         2006         2005         2004         2003         2002
                                                 (UNAUDITED)
Net asset value, beginning of period                $20.64        $19.13       $17.52       $15.51       $11.91       $17.98
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (d)                     $0.02        $(0.03)      $(0.05)      $(0.03)      $(0.03)      $(0.04)
Net realized and unrealized gain (loss) on
investments and foreign currency                      2.35          1.54         1.66         2.04         3.63        (6.03)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $2.37         $1.51        $1.61        $2.01        $3.60       $(6.07)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $23.01        $20.64       $19.13       $17.52       $15.51       $11.91
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                           11.48(n)       7.89         9.19        12.96(b)     30.23(j)    (33.76)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                0.87(a)       0.87         0.88         0.87         0.87         0.86
Expenses after expense reductions (f)                 0.87(a)       0.87         0.88         0.87          N/A          N/A
Net investment income (loss)                          0.17(a)      (0.14)       (0.29)       (0.17)       (0.22)       (0.24)
Portfolio turnover                                      33           127           95           99          103          111
Net assets at end of period (000 Omitted)         $673,678      $667,776     $761,444     $830,410     $849,718     $757,499
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                 SIX MONTHS                           YEARS ENDED 12/31
                                                    ENDED       ------------------------------------------------------------
                                                   6/30/07         2006         2005         2004         2003         2002
                                                 (UNAUDITED)
Net asset value, beginning of period                $20.36        $18.92       $17.37       $15.41       $11.86       $17.93
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
Net investment loss (d)                             $(0.01)       $(0.07)      $(0.09)      $(0.07)      $(0.06)      $(0.07)
Net realized and unrealized gain (loss) on
investments and foreign currency                      2.33          1.51         1.64         2.03         3.61        (6.00)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $2.32         $1.44        $1.55        $1.96        $3.55       $(6.07)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $22.68        $20.36       $18.92       $17.37       $15.41       $11.86
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                           11.39(n)       7.61         8.92        12.72(b)     29.93(j)    (33.85)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.12(a)       1.12         1.13         1.12         1.12         1.09
Expenses after expense reductions (f)                 1.12(a)       1.12         1.13         1.12          N/A          N/A
Net investment loss                                  (0.08)(a)     (0.39)       (0.53)       (0.41)       (0.47)       (0.46)
Portfolio turnover                                      33           127           95           99          103          111
Net assets at end of period (000 Omitted)          $29,298       $34,595      $32,332      $30,996      $27,771      $16,977
----------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(j) The series' net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.09 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Initial Class and Service Class total returns for the year ended December 31, 2003 would have each been lower by approximately 0.75%.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Emerging Growth Series (the series) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2007, there were 117 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the series' investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the series' valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the series' net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the series' net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the series' foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the series' net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the series' net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the series, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the series' financial statements.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") as lending agent, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2007, the value of securities loaned was $110,547,894. These loans were collateralized by cash of $104,701,618 and U.S. Treasury obligations of $10,056,105.

INDEMNIFICATIONS - Under the series' organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the series. Additionally, in the normal course of business, the series enters into agreements with service providers that may contain indemnification clauses. The series' maximum exposure under these agreements is unknown as this would involve future claims that may be made against the series that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the series is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the series or in unrealized gain/loss if the security is still held by the series. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. This amount, for the six months ended June 30, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.

The series declared no distributions for the six months ended June 30, 2007 and the year ended December 31, 2006.

The federal tax cost and the tax basis components of distributable earnings were as follows:

      AS OF 6/30/07

      Cost of investments                             $712,600,751
      ------------------------------------------------------------
      Gross appreciation                              $107,637,467
      Gross depreciation                               (12,506,428)
      ------------------------------------------------------------
      Net unrealized appreciation (depreciation)       $95,131,039

      AS OF 12/31/06

      Capital loss carryforwards                     $(625,603,130)
      Other temporary differences                            2,319
      Net unrealized appreciation (depreciation)        71,227,565

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2006, the series had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

      12/31/09                                       $(221,725,143)
      12/31/10                                        (403,877,987)
      ------------------------------------------------------------
                                                     $(625,603,130)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the series.

The management fee is computed daily and paid monthly at an annual rate of 0.75% of the series' average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $1 billion. This written agreement may be rescinded only upon consent of the series' Board of Trustees. For the six months ended June 30, 2007, the series' average daily net assets did not exceed $1 billion and therefore, the management fee was not reduced.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the series for its services as shareholder servicing agent. For the six months ended June 30, 2007, the fee was $121,547, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the six months ended June 30, 2007, these costs amounted to $266. The series may also pay shareholder servicing related costs to non-related parties.

ADMINISTRATOR - - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the series. Under an administrative services agreement, the series partially reimburses MFS the costs incurred to provide these services. The series is charged a fixed amount plus a fee based on calendar year average net assets. The series' annual fixed amount is $17,500. The administrative services fee incurred for the six months ended June 30, 2007 was equivalent to an annual effective rate of 0.0187% of the series' average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The series pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to trustees or officers of the series who are also officers of the investment adviser, all of whom receive remuneration for their services to the series from MFS. Certain officers and trustees of the series are officers or directors of MFS, MFD, and MFSC.

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended June 30, 2007, the fee paid to Tarantino LLC was $1,825. MFS has agreed to reimburse the series for a portion of the payments made by the funds to Tarantino LLC in the amount of $1,737, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $225,561,759 and $310,814,798 respectively.

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                    SIX MONTHS ENDED 6/30/07           YEAR ENDED 12/31/06
                                                                     SHARES          AMOUNT          SHARES          AMOUNT
Shares sold
  Initial Class                                                       677,466      $14,699,133      2,085,988      $40,853,272
  Service Class                                                       177,819        3,783,255        688,132       13,231,446
------------------------------------------------------------------------------------------------------------------------------
                                                                      855,285      $18,482,388      2,774,120      $54,084,718

Shares reacquired
  Initial Class                                                    (3,760,588)    $(81,475,362)    (9,541,300)   $(187,318,110)
  Service Class                                                      (584,896)     (12,470,714)      (698,231)     (13,405,528)
------------------------------------------------------------------------------------------------------------------------------
                                                                   (4,345,484)    $(93,946,076)   (10,239,531)   $(200,723,638)

Net change
  Initial Class                                                    (3,083,122)    $(66,776,229)    (7,455,312)   $(146,464,838)
  Service Class                                                      (407,077)      (8,687,459)       (10,099)        (174,082)
------------------------------------------------------------------------------------------------------------------------------
                                                                   (3,490,199)    $(75,463,688)    (7,465,411)   $(146,638,920)

(6) LINE OF CREDIT

The series and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the series and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2007, the series' commitment fee and interest expense were $2,273 and $214, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS is available by clicking on the series' name under "Variable Insurance Trust" in the "Products and Performance" section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

    Public Reference Room
    Securities and Exchange Commission
    100 F Street, NE, Room 1580
    Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT US


Web site
mfs.com


Account service and
literature

Shareholders
1-877-411-3325
9 a.m. to 5 p.m. ET


Investment professionals
1-800-637-8630
8 a.m. to 5 p.m. ET


Mailing address
MFS Service Center, Inc.
Attn: Institutional Alliance Services (IAS)
P.O. Box 55824
Boston, MA
02205-5824


Overnight mail
MFS Service Center, Inc.
Attn: Institutional Alliance Services (IAS)
500 Boylston Street
Boston, MA 02116-3741


M F S(R)
INVESTMENT MANAGEMENT

                                                    MFS(R) GLOBAL EQUITY SERIES

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                      MFS(R) VARIABLE INSURANCE TRUST(SM)
                               SEMIANNUAL REPORT

                                                                        6/30/07
                                                                        VGE-SEM

MFS(R) GLOBAL EQUITY SERIES

TABLE OF CONTENTS
------------------------------------------------------

LETTER FROM THE CEO                                  1
------------------------------------------------------
PORTFOLIO COMPOSITION                                2
------------------------------------------------------
EXPENSE TABLE                                        3
------------------------------------------------------
PORTFOLIO OF INVESTMENTS                             4
------------------------------------------------------
FINANCIAL STATEMENTS                                 6
------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                       11
------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT       16
------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION               16
------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                      16
------------------------------------------------------
CONTACT INFORMATION                         BACK COVER

-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. As of mid-May 2007, it had returned another 8% and continued to reach new highs. But the Dow's upward rise has not been without hiccups. After hitting new records in February, the Dow lost 5.8% between February 20 and March 5, as stocks were sold off around the globe. As we have said before, markets are volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              99.9%
              Cash & Other Net Assets                     0.1%

              TOP TEN HOLDINGS

              Nestle S.A.                                 3.3%
              ------------------------------------------------
              Johnson & Johnson                           2.7%
              ------------------------------------------------
              Roche Holding AG                            2.4%
              ------------------------------------------------
              American Express Co.                        2.2%
              ------------------------------------------------
              Reckitt Benckiser PLC                       2.2%
              ------------------------------------------------
              Bank of New York Co., Inc.                  2.1%
              ------------------------------------------------
              LVMH Moet Hennessy Louis Vuitton S.A.       2.1%
              ------------------------------------------------
              GlaxoSmithKline PLC                         2.1%
              ------------------------------------------------
              Praxair, Inc.                               2.0%
              ------------------------------------------------
              UBS AG                                      1.9%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         20.2%
              ------------------------------------------------
              Consumer Staples                           15.5%
              ------------------------------------------------
              Health Care                                13.4%
              ------------------------------------------------
              Basic Materials                             8.4%
              ------------------------------------------------
              Technology                                  6.9%
              ------------------------------------------------
              Leisure                                     6.2%
              ------------------------------------------------
              Retailing                                   6.1%
              ------------------------------------------------
              Energy                                      5.5%
              ------------------------------------------------
              Industrial Goods & Services                 5.2%
              ------------------------------------------------
              Autos & Housing                             4.3%
              ------------------------------------------------
              Utilities & Communications                  3.4%
              ------------------------------------------------
              Transportation                              2.8%
              ------------------------------------------------
              Special Products & Services                 2.0%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              United States                              38.1%
              ------------------------------------------------
              France                                     13.6%
              ------------------------------------------------
              Switzerland                                11.3%
              ------------------------------------------------
              United Kingdom                             11.1%
              ------------------------------------------------
              Japan                                       9.2%
              ------------------------------------------------
              Germany                                     6.7%
              ------------------------------------------------
              Netherlands                                 3.0%
              ------------------------------------------------
              South Korea                                 1.6%
              ------------------------------------------------
              Italy                                       1.3%
              ------------------------------------------------
              Other Countries                             4.1%
              ------------------------------------------------

Percentages are based on net assets as of 06/30/07.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE CONTRACT HOLDERS DURING THE PERIOD,
JANUARY 1, 2007 THROUGH JUNE 30, 2007

As a contract holder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2007 through June 30, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.



-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    1/01/07-
Class                       Ratio       1/01/07        6/30/07        6/30/07
--------------------------------------------------------------------------------
         Actual             1.15%      $1,000.00      $1,074.30        $5.91
Initial  -----------------------------------------------------------------------
 Class   Hypothetical(h)    1.15%      $1,000.00      $1,019.09        $5.76
--------------------------------------------------------------------------------
         Actual             1.40%      $1,000.00      $1,072.80        $7.20
Service  -----------------------------------------------------------------------
 Class   Hypothetical(h)    1.40%      $1,000.00      $1,017.85        $7.00
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/07

The Portfolio of Investments is a complete list of all securities owned by your series. It is categorized by broad-based asset classes.

ISSUER                                             SHARES/PAR         VALUE ($)

COMMON STOCKS - 99.9%

ALCOHOLIC BEVERAGES - 3.5%
Diageo PLC                                             50,919      $  1,057,478
Heineken N.V.                                           5,600           328,927
Pernod Ricard S.A. (l)                                  2,768           612,386
                                                                   ------------
                                                                   $  1,998,791
                                                                   ------------
APPAREL MANUFACTURERS - 4.0%
LVMH Moet Hennessy Louis Vuitton
S.A.                                                   10,490      $  1,209,008
NIKE, Inc., "B"                                        18,680         1,088,857
                                                                   ------------
                                                                   $  2,297,865
                                                                   ------------
AUTOMOTIVE - 4.3%
Bayerische Motoren Werke AG                            11,890      $    771,401
Bridgestone Corp. (l)                                  15,100           323,690
Harley-Davidson, Inc. (l)                              12,090           720,685
Toyota Motor Corp.                                      9,900           627,015
                                                                   ------------
                                                                   $  2,442,791
                                                                   ------------
BIOTECHNOLOGY - 1.2%
Actelion Ltd. (a)                                       4,200      $    187,402
Amgen, Inc. (a)                                         8,730           482,682
                                                                   ------------
                                                                   $    670,084
                                                                   ------------
BROADCASTING - 4.4%
Societe Television Francaise 1 (l)                      6,931      $    239,764
Viacom, Inc., "B" (a)(l)                               10,975           456,889
Vivendi S.A.                                           11,110           477,712
Walt Disney Co.                                        16,460           561,944
WPP Group PLC                                          52,490           785,042
                                                                   ------------
                                                                   $  2,521,351
                                                                   ------------
BROKERAGE & ASSET MANAGERS - 2.6%
Goldman Sachs Group, Inc.                               1,990      $    431,332
Julius Baer Holding Ltd.                                7,121           509,029
Nomura Holdings, Inc.                                  28,400           553,449
                                                                   ------------
                                                                   $  1,493,810
                                                                   ------------
BUSINESS SERVICES - 1.3%
Accenture Ltd., "A" (l)                                10,790      $    462,783
DST Systems, Inc. (a)(l)                                3,660           289,909
                                                                   ------------
                                                                   $    752,692
                                                                   ------------
CHEMICALS - 2.8%
3M Co.                                                 10,880      $    944,275
Givaudan S.A. (l)                                         680           671,260
                                                                   ------------
                                                                   $  1,615,535
                                                                   ------------
COMPUTER SOFTWARE - 1.2%
Oracle Corp. (a)                                       34,810      $    686,105
                                                                   ------------
CONGLOMERATES - 0.7%
Smiths Group PLC                                       17,774      $    422,855
                                                                   ------------
CONSUMER GOODS & SERVICES - 7.0%
Alberto-Culver Co. (l)                                 11,630      $    275,864
Henkel KGaA, IPS                                       12,370           653,347
Kao Corp.                                              41,000         1,061,995
L'Oreal S.A. (l)                                        1,530           180,831
Procter & Gamble Co.                                    9,209           563,499
Reckitt Benckiser PLC                                  23,040         1,261,287
                                                                   ------------
                                                                   $  3,996,823
                                                                   ------------
ELECTRICAL EQUIPMENT - 4.3%
Legrand S.A.                                           11,970      $    430,762
OMRON Corp.                                            11,200           294,653
Rockwell Automation, Inc. (l)                          11,190           777,034
Schneider Electric S.A. (l)                             7,110           995,632
                                                                   ------------
                                                                   $  2,498,081
                                                                   ------------
ELECTRONICS - 5.3%
Canon, Inc. (l)                                        13,400      $    786,667
Hirose Electric Co. Ltd. (l)                            1,500           197,556
Intel Corp.                                            31,570           750,103
Ricoh Co. Ltd. (l)                                     19,000           439,690
Samsung Electronics Co. Ltd.                            1,459           893,862
                                                                   ------------
                                                                   $  3,067,878
                                                                   ------------
ENERGY - INTEGRATED - 5.5%
Chevron Corp.                                           6,150      $    518,076
Exxon Mobil Corp.                                       9,000           754,920
Royal Dutch Shell PLC                                  20,120           819,882
TOTAL S.A. (l)                                         12,860         1,043,930
                                                                   ------------
                                                                   $  3,136,808
                                                                   ------------
FOOD & BEVERAGES - 5.0%
General Mills, Inc.                                     4,480      $    261,722
Nestle S.A.                                             4,996         1,896,953
PepsiCo, Inc.                                          10,570           685,464
                                                                   ------------
                                                                   $  2,844,139
                                                                   ------------
FOOD & DRUG STORES - 0.9%
Sally Beauty Holdings, Inc. (a)(l)                     11,080      $     99,720
Tesco PLC                                              52,018           435,360
                                                                   ------------
                                                                   $    535,080
                                                                   ------------
GAMING & LODGING - 1.8%
Ladbrokes PLC                                          51,619      $    446,345
William Hill PLC                                       45,820           561,262
                                                                   ------------
                                                                   $  1,007,607
                                                                   ------------
GENERAL MERCHANDISE - 0.9%
Wal-Mart Stores, Inc.                                  11,190      $    538,351
                                                                   ------------
INSURANCE - 5.7%
Aflac, Inc. (l)                                         9,020      $    463,628
Assicurazioni Generali S.p.A.                           8,932           357,621
AXA                                                    19,490           836,329
Genworth Financial, Inc., "A"                          19,330           664,952
QBE Insurance Group Ltd.                                8,374           221,543
Swiss Reinsurance Co. (l)                               7,910           720,751
                                                                   ------------
                                                                   $  3,264,824
                                                                   ------------
MACHINERY & TOOLS - 0.9%
Fanuc Ltd.                                              3,300      $    340,839
Pitney Bowes, Inc. (l)                                  3,700           173,234
                                                                   ------------
                                                                   $    514,073
                                                                   ------------
MAJOR BANKS - 6.4%
Banca Intesa S.p.A.                                    49,897      $    371,074
Banco Bilbao Vizcaya
Argentaria S.A. (l)                                    11,740           286,917
Bank of New York Co., Inc. (l)                         29,320         1,215,021
Credit Agricole S.A. (l)                               14,820           601,120
Erste Bank der Oesterreichischen
Sparkassen AG                                           4,350           339,596
State Street Corp. (l)                                 12,960           886,464
                                                                   ------------
                                                                   $  3,700,192
                                                                   ------------
MEDICAL EQUIPMENT - 3.0%
DENTSPLY International, Inc.                           10,530      $    402,878
Medtronic, Inc. (l)                                    14,180           735,375
Thermo Fisher Scientific, Inc.
(a)(l)                                                 11,150           576,678
                                                                   ------------
                                                                   $  1,714,931
                                                                   ------------
NATURAL GAS - DISTRIBUTION - 1.0%
Gaz de France (l)                                       6,310      $    317,957
Tokyo Gas Co. Ltd. (l)                                 49,000           232,358
                                                                   ------------
                                                                   $    550,315
                                                                   ------------
NETWORK & TELECOM - 0.4%
Ericsson, Inc., "B"                                    64,440      $    256,980
                                                                   ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 5.5%
Aeon Credit Service Co. Ltd.                           11,800      $    187,221
American Express Co.                                   20,940         1,281,109
Bangkok Bank Public Co. Ltd.                           61,200           216,261
Komercni Banka A.S.                                     1,044           194,331
PT Bank Central Asia Tbk.                             280,000           168,899
UBS AG                                                 18,689         1,116,890
                                                                   ------------
                                                                   $  3,164,711
                                                                   ------------
PHARMACEUTICALS - 9.2%
Bayer AG                                               10,160      $    769,693
Eli Lilly & Co.                                         7,320           409,042
GlaxoSmithKline PLC                                    45,100         1,181,612
Johnson & Johnson                                      24,930         1,536,187
Roche Holding AG                                        7,840         1,390,366
                                                                   ------------
                                                                   $  5,286,900
                                                                   ------------
RAILROAD & SHIPPING - 0.5%
Canadian National Railway Co.                           5,554      $    282,865
                                                                   ------------
SPECIALTY CHEMICALS - 5.6%
Air Liquide S.A.                                        6,394      $    839,067
Asahi Glass Co. Ltd. (l)                               19,000           256,717
Linde AG                                                5,800           699,718
Praxair, Inc. (l)                                      15,820         1,138,882
Sigma-Aldrich Corp. (l)                                 6,800           290,156
                                                                   ------------
                                                                   $  3,224,540
                                                                   ------------
SPECIALTY STORES - 0.3%
NEXT PLC                                                4,900      $    196,392
                                                                   ------------
TELEPHONE SERVICES - 0.7%
Singapore Telecommunications Ltd.                     172,950      $    384,296
                                                                   ------------
TRUCKING - 2.3%
TNT N.V.                                               13,360      $    602,496
United Parcel Service, Inc., "B" (l)                   10,180           743,140
                                                                   ------------
                                                                   $  1,345,636
                                                                   ------------
UTILITIES - ELECTRIC POWER - 1.7%
E.ON AG                                                 5,690      $    956,087
                                                                   ------------
TOTAL COMMON STOCKS (IDENTIFIED
COST, $46,519,166)                                                 $ 57,369,388
                                                                   ------------
SHORT-TERM OBLIGATIONS - 1.1%
Cargill, Inc., 5.37%, due 7/02/07,
at Amortized Cost and Value (t)(y)               $    607,000      $    606,909
                                                                   ------------

COLLATERAL FOR SECURITIES LOANED - 19.5%

Navigator Securities Lending Prime
Portfolio, at Cost and
Net Asset Value                                    11,225,710      $ 11,225,710
                                                                   ------------
TOTAL INVESTMENTS (IDENTIFIED
COST, $ 58,351,785)                                                $ 69,202,007
                                                                   ------------
OTHER ASSETS, LESS LIABILITIES - (20.5)%                            (11,777,268)
                                                                   ------------
NET ASSETS - 100.0%                                                $ 57,424,739
                                                                   ------------
(a) Non-income producing security.
(l) All or a portion of this security is on loan.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviation is used in this report and is defined:

IPS      International Preference Stock

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your series' balance sheet, which details the assets and liabilities comprising the total value of the series.

AT 6/30/07
ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value, including $11,412,777 of securities on loan
(identified cost, $58,351,785)                                                            $69,202,007
Cash                                                                                              584
Foreign currency, at value (identified cost, $23,650)                                          23,642
Receivable for investments sold                                                               446,898
Receivable for series shares sold                                                              18,901
Interest and dividends receivable                                                              62,163
Receivable from investment adviser                                                             13,787
Other assets                                                                                      780
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                      $69,768,762
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                            $397,664
Payable for series shares reacquired                                                          627,166
Collateral for securities loaned, at value (c)                                             11,225,710
Payable to affiliates
  Management fee                                                                                4,746
  Shareholder servicing costs                                                                     270
  Distribution fees                                                                                10
  Administrative services fee                                                                     155
Payable for independent trustees' compensation                                                    956
Accrued expenses and other liabilities                                                         87,346
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                 $12,344,023
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                        $57,424,739
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                           $43,665,188
Unrealized appreciation (depreciation) on investments and translation of assets and
liabilities in foreign currencies (net of $1,353 deferred country tax)                     10,848,682
Accumulated net realized gain (loss) on investments and foreign currencytransactions        2,485,501
Undistributed net investment income                                                           425,368
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                        $57,424,739
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                           3,774,131
-----------------------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net assets                                                                              $56,918,801
  Shares outstanding                                                                        3,740,919
-----------------------------------------------------------------------------------------------------------------------------
Net asset value per share                                                                                              $15.22
-----------------------------------------------------------------------------------------------------------------------------
Service Class shares
  Nets assets                                                                                $505,938
  Shares outstanding                                                                           33,212
-----------------------------------------------------------------------------------------------------------------------------
Net asset value per share                                                                                              $15.23
-----------------------------------------------------------------------------------------------------------------------------
(c) Non-cash collateral not included.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your series earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by series operations.

SIX MONTHS ENDED 6/30/07


NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                                   $779,684
  Interest                                                                                      50,168
  Foreign taxes withheld                                                                       (76,039)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                              $753,813
-----------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                              $284,834
  Distribution fees                                                                                479
  Shareholder servicing costs                                                                   10,024
  Administrative services fee                                                                    9,325
  Independent trustees' compensation                                                             2,440
  Custodian fee                                                                                 48,522
  Shareholder communications                                                                    25,808
  Auditing fees                                                                                 22,297
  Legal fees                                                                                       604
  Miscellaneous                                                                                  9,503
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                       $413,836
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                             (32)
  Reduction of expenses by investment adviser                                                  (85,860)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                         $327,944
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                $425,869
-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                                   $2,571,523
  Foreign currency transactions                                                                 (5,970)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                          $2,565,553
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments (net of $1,353 increase in deferred country tax)                                $943,506
  Translation of assets and liabilities in foreign currencies                                     (685)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                           $942,821
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                        $3,508,374
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                               $3,934,243
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                     SIX MONTHS ENDED              YEAR ENDED
                                                                                              6/30/07                12/31/06
(UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                        $425,869              $1,145,473
Net realized gain (loss) on investments and foreign currency transactions                   2,565,553               3,553,026
Net unrealized gain (loss) on investments and foreign currency translation                    942,821               4,930,275
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $3,934,243              $9,628,774
-----------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income
  Initial Class                                                                           $(1,128,394)              $(206,391)
  Service Class                                                                                (8,202)                   (284)
From net realized gain on investments and foreign currency transactions
  Initial Class                                                                            (3,544,452)             (3,069,259)
  Service Class                                                                               (26,644)                 (5,453)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                              $(4,707,692)            $(3,281,387)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                        $4,538,782             $11,840,501
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                                 $3,765,333             $18,187,888
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                     53,659,406              35,471,518
At end of period (including undistributed net investment income of
$425,368 and $1,136,095, respectively)                                                    $57,424,739             $53,659,406
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS

                                                 SIX MONTHS                             YEARS ENDED 12/31
                                                    ENDED        ------------------------------------------------------------
                                                   6/30/07        2006         2005         2004         2003         2002
                                                 (UNAUDITED)
Net asset value, beginning of period               $15.45        $13.49       $12.80       $10.86        $8.50          $9.69
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                           $0.11         $0.37        $0.09        $0.06        $0.06          $0.05
Net realized and unrealized gain (loss) on
investments and foreign currency                     0.99          2.76         0.86         1.92         2.30          (1.20)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $1.10         $3.13        $0.95        $1.98        $2.36         $(1.15)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                         $(0.32)       $(0.07)      $(0.04)      $(0.04)      $(0.00)(w)     $(0.04)
From net realized gain on investments and
foreign currency transactions                       (1.01)        (1.10)       (0.22)          --           --             --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(1.33)       $(1.17)      $(0.26)      $(0.04)      $(0.00)(w)     $(0.04)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $15.22        $15.45       $13.49       $12.80       $10.86          $8.50
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                           7.43(n)      24.41         7.68        18.28        27.84         (11.89)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.45(a)       1.49         1.48         1.56         1.94           2.10
Expenses after expense reductions (f)                1.15(a)       1.15         1.15         1.15         1.15           1.15
Net investment income                                1.49(a)       2.60         0.68         0.53         0.63           0.54
Portfolio turnover                                     22            37           52           40           48            148
Net assets at end of period (000 Omitted)         $56,919       $53,388      $35,415      $31,983      $18,212         $7,364
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                     SIX MONTHS                           YEARS ENDED 12/31
                                                        ENDED       --------------------------------------------------------
                                                       6/30/07         2006        2005        2004        2003        2002
                                                     (UNAUDITED)
Net asset value, beginning of period                    $15.47        $13.53      $13.00      $10.99       $8.57       $9.72
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                $0.11         $0.31       $0.03       $0.11       $0.13       $0.01
Net realized and unrealized gain (loss) on
investments and foreign currency                          0.97          2.79        0.76        1.90        2.29       (1.14)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         $1.08         $3.10       $0.79       $2.01       $2.42      $(1.13)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                              $(0.31)       $(0.06)     $(0.04)        $--         $--      $(0.02)
From net realized gain on investments and foreign
currency transactions                                    (1.01)        (1.10)      (0.22)         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders            $(1.32)       $(1.16)     $(0.26)        $--         $--      $(0.02)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $15.23        $15.47      $13.53      $13.00      $10.99       $8.57
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                                7.28(n)      24.02        6.30       18.29       28.24      (11.65)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                    1.70(a)       1.76        1.73        0.60(y)     1.44(y)     2.35
Expenses after expense reductions (f)                     1.40(a)       1.40        1.40        0.19(y)     0.65(y)     1.40
Net investment income                                     1.47(a)       2.29        0.22        0.81        1.41        0.15
Portfolio turnover                                          22            37          52          40          48         148
Net assets at end of period (000 Omitted)                 $506          $271         $56         $27         $22        $148
-----------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(w) Per share amount was less than $0.01.
(y) Expense ratio is not in correlation with the contractual fee arrangement due to the small size of Service Class assets.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Global Equity Series (the series) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2007, there were 15 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the series' investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the series' valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the series' net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the series' net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the series' foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the series' net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the series' net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the series, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the series' financial statements.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At June 30, 2007, the value of securities loaned was $11,412,777. These loans were collateralized by cash of $11,225,710 and U.S. Treasury obligations of $583,821.

INDEMNIFICATIONS - Under the series' organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the series. Additionally, in the normal course of business, the series enters into agreements with service providers that may contain indemnification clauses. The series' maximum exposure under these agreements is unknown as this would involve future claims that may be made against the series that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the series is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the series or in unrealized gain/loss if the security is still held by the series. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. This amount, for the six months ended June 30, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and foreign currency transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                              12/31/06

        Ordinary income (including any short-term
        capital gains)                                        $398,827
        Long-term capital gain                               2,882,560
        --------------------------------------------------------------
        Total distributions                                 $3,281,387

The federal tax cost and the tax basis components of distributable earnings were as follows:

        AS OF 6/30/07

        Cost of investments                                $58,430,809
        --------------------------------------------------------------
        Gross appreciation                                 $11,403,388
        Gross depreciation                                    (632,190)
        --------------------------------------------------------------
        Net unrealized appreciation (depreciation)         $10,771,198

        AS OF 12/31/06
        Undistributed ordinary income                       $1,602,713
        Undistributed long-term capital gain                 3,103,450
        Other temporary differences                                498
        Net unrealized appreciation (depreciation)           9,826,339

The aggregate cost above includes prior fiscal year end tax adjustments.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the series. The management fee is computed daily and paid monthly at an annual rate of 1.00% of the series' average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.90% of average daily net assets in excess of $1 billion. This written agreement may be rescinded only upon consent of the series' Board of Trustees. For the six months ended June 30, 2007, the series' average daily net assets did not exceed $1 billion and therefore, the management fee was not reduced.

The investment adviser has agreed in writing to pay a portion of the series' operating expenses, exclusive of management, distribution, and certain other fees and expenses, such that operating expenses do not exceed 0.15% annually of the series' average daily net assets. This written agreement will continue through April 30, 2008 unless changed or rescinded by the series' Board of Trustees. For the six months ended June 30, 2007, this reduction amounted to $85,716 and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the series for its services as shareholder servicing agent. For the six months ended June 30, 2007, the fee was $9,970, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the six months ended June 30, 2007, these costs amounted to $44. The series may also pay shareholder servicing related costs to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the series. Under an administrative services agreement, the series partially reimburses MFS the costs incurred to provide these services. The series is charged a fixed amount plus a fee based on calendar year average net assets. The series' annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended June 30, 2007 was equivalent to an annual effective rate of 0.0327% of the series' average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The series pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to trustees or officers of the series who are also officers of the investment adviser, all of whom receive remuneration for their services to the series from MFS. Certain officers and trustees of the series are officers or directors of MFS, MFD, and MFSC.

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended June 30, 2007, the fee paid to Tarantino LLC was $151. MFS has agreed to reimburse the series for a portion of the payments made by the funds to Tarantino LLC in the amount of $144, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $13,351,172 and $12,620,995, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                        SIX MONTHS ENDED 6/30/07          YEAR ENDED 12/31/06
                                                                          SHARES          AMOUNT          SHARES          AMOUNT
Shares sold
  Initial Class                                                           682,164      $10,624,406      1,192,945      $16,958,248
  Service Class                                                            16,045          250,474         19,474          288,494
----------------------------------------------------------------------------------------------------------------------------------
                                                                          698,209      $10,874,880      1,212,419      $17,246,742

Shares issued to shareholders in reinvestment of distributions
  Initial Class                                                           317,449       $4,672,846        240,856       $3,275,650
  Service Class                                                             2,364           34,846            420            5,737
----------------------------------------------------------------------------------------------------------------------------------
                                                                          319,813       $4,707,692        241,276       $3,281,387

Shares reacquired
  Initial Class                                                          (715,285)    $(11,001,288)      (602,123)     $(8,587,631)
  Service Class                                                            (2,729)         (42,502)        (6,518)         (99,997)
----------------------------------------------------------------------------------------------------------------------------------
                                                                         (718,014)    $(11,043,790)      (608,641)     $(8,687,628)

Net change
  Initial Class                                                           284,328       $4,295,964        831,678      $11,646,267
  Service Class                                                            15,680          242,818         13,376          194,234
----------------------------------------------------------------------------------------------------------------------------------
                                                                          300,008       $4,538,782        845,054      $11,840,501

(6) LINE OF CREDIT

The series and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the series and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2007, the series' commitment fee and interest expense were $141 and $2,178, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS is available by clicking on the series' name under "Variable Insurance Trust" in the "Products and Performance" section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

    Public Reference Room
    Securities and Exchange Commission
    100 F Street, NE, Room 1580
    Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT US


Web site
mfs.com


Account service and
literature

Shareholders
1-877-411-3325
9 a.m. to 5 p.m. ET


Investment professionals
1-800-637-8630
8 a.m. to 5 p.m. ET


Mailing address
MFS Service Center, Inc.
Attn: Institutional Alliance Services (IAS)
P.O. Box 55824
Boston, MA
02205-5824


Overnight mail
MFS Service Center, Inc.
Attn: Institutional Alliance Services (IAS)
500 Boylston Street
Boston, MA 02116-3741


M F S(R)
INVESTMENT MANAGEMENT

                                                     MFS(R) TOTAL RETURN SERIES

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                      MFS(R) VARIABLE INSURANCE TRUST(SM)
                               SEMIANNUAL REPORT

                                                                        6/30/07
                                                                        VTR-SEM

MFS(R) TOTAL RETURN SERIES


TABLE OF CONTENTS
------------------------------------------------------

LETTER FROM THE CEO                                  1
------------------------------------------------------
PORTFOLIO COMPOSITION                                2
------------------------------------------------------
EXPENSE TABLE                                        3
------------------------------------------------------
PORTFOLIO OF INVESTMENTS                             4
------------------------------------------------------
FINANCIAL STATEMENTS                                13
------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                       18
------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT       23
------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION               23
------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                      23
------------------------------------------------------
CONTACT INFORMATION                         BACK COVER

-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. As of mid-May 2007, it had returned another 8% and continued to reach new highs. But the Dow's upward rise has not been without hiccups. After hitting new records in February, the Dow lost 5.8% between February 20 and March 5, as stocks were sold off around the globe. As we have said before, markets are volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Common Stocks                                58.1%
              Bonds                                        39.5%
              Cash & Other Net Assets                       2.4%

              TOP TEN HOLDINGS (i)

              Fannie Mae, 5.5%, 30 years                    3.9%
              --------------------------------------------------
              U.S. Treasury Notes 5.625%, 2008              2.9%
              --------------------------------------------------
              Fannie Mae, 6.0%, 30 years                    1.9%
              --------------------------------------------------
              Bank of America Corp.                         1.8%
              --------------------------------------------------
              U.S. Treasury Notes 4.875%, 2009              1.7%
              --------------------------------------------------
              U.S. Treasury Notes 5.125%, 2011              1.3%
              --------------------------------------------------
              Allstate Corp.                                1.3%
              --------------------------------------------------
              Citigroup, Inc.                               1.3%
              --------------------------------------------------
              Genworth Financial, Inc., "A"                 1.2%
              --------------------------------------------------
              Wyeth                                         1.2%
              --------------------------------------------------

              EQUITY SECTORS

              Financial Services                           17.1%
              --------------------------------------------------
              Health Care                                   7.3%
              --------------------------------------------------
              Energy                                        6.9%
              --------------------------------------------------
              Utilities & Communications                    4.9%
              --------------------------------------------------
              Industrial Goods & Services                   4.7%
              --------------------------------------------------
              Technology                                    3.8%
              --------------------------------------------------
              Consumer Staples                              2.9%
              --------------------------------------------------
              Basic Materials                               2.9%
              --------------------------------------------------
              Retailing                                     2.6%
              --------------------------------------------------
              Autos & Housing                               2.2%
              --------------------------------------------------
              Leisure                                       2.1%
              --------------------------------------------------
              Transportation                                0.5%
              --------------------------------------------------
              Special Products & Services                   0.2%
              --------------------------------------------------

              FIXED INCOME SECTORS (i)

              Mortgage-Backed Securities                   13.8%
              --------------------------------------------------
              U.S. Treasury Securities                     11.6%
              --------------------------------------------------
              High Grade Corporates                         8.5%
              --------------------------------------------------
              Commercial Mortgage-Backed Securities         3.9%
              --------------------------------------------------
              U.S. Government Agencies                      0.7%
              --------------------------------------------------
              Asset-Backed Securities                       0.4%
              --------------------------------------------------
              Emerging Market Bonds                         0.4%
              --------------------------------------------------
              Non U.S. Government Bonds                     0.2%
              --------------------------------------------------
              Residential Mortgage-Backed Securities (o)    0.0%
              --------------------------------------------------
              High Yield Corporates (o)                     0.0%
              --------------------------------------------------

(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(o) Less than 0.1%.

Percentages are based on net assets as of 06/30/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE CONTRACT HOLDERS DURING THE PERIOD,
JANUARY 1, 2007 THROUGH JUNE 30, 2007.

As a contract holder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2007 through June 30, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    1/01/07-
Class                       Ratio       1/01/07        6/30/07        6/30/07
--------------------------------------------------------------------------------
         Actual             0.82%      $1,000.00       $1,058.00        $4.18
Initial  -----------------------------------------------------------------------
 Class   Hypothetical (h)   0.82%      $1,000.00       $1,020.73        $4.11
--------------------------------------------------------------------------------
         Actual             1.07%      $1,000.00       $1,057.30        $5.46
Service  -----------------------------------------------------------------------
 Class   Hypothetical (h)   1.07%      $1,000.00       $1,019.49        $5.36
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/07

The Portfolio of Investments is a complete list of all securities owned by your series.
It is categorized by broad-based asset classes.

ISSUER                                                                                        SHARES/PAR        VALUE ($)
COMMON STOCKS - 58.1%
AEROSPACE - 2.0%
Lockheed Martin Corp.                                                                             449,410    $   42,302,963
Northrop Grumman Corp.                                                                            226,300        17,621,981
United Technologies Corp.                                                                         342,150        24,268,700
                                                                                                             --------------
                                                                                                             $   84,193,644
                                                                                                             --------------
ALCOHOLIC BEVERAGES - 0.3%
Diageo PLC                                                                                        701,082    $   14,559,970
                                                                                                             --------------
APPAREL MANUFACTURERS - 0.5%
Hanesbrands, Inc. (a)                                                                              23,473    $      634,475
NIKE, Inc., "B"                                                                                   339,520        19,790,621
                                                                                                             --------------
                                                                                                             $   20,425,096
                                                                                                             --------------
AUTOMOTIVE - 0.9%
Bayerische Motoren Werke AG                                                                       345,920    $   22,442,639
Johnson Controls, Inc.                                                                            129,890        15,037,365
                                                                                                             --------------
                                                                                                             $   37,480,004
                                                                                                             --------------
BIOTECHNOLOGY - 1.1%
Amgen, Inc. (a)                                                                                   802,000    $   44,342,580
                                                                                                             --------------
BROADCASTING - 0.9%
Citadel Broadcasting Corp. (l)                                                                      8,407    $       54,225
E.W. Scripps Co., "A" (l)                                                                         438,230        20,022,729
Viacom, Inc., "B" (a)                                                                             258,300        10,753,029
Walt Disney Co.                                                                                   109,480         3,737,647
WPP Group PLC                                                                                     239,370         3,580,027
                                                                                                             --------------
                                                                                                             $   38,147,657
                                                                                                             --------------
BROKERAGE & ASSET MANAGERS - 2.3%
Bear Stearns Cos., Inc. (l)                                                                        44,130    $    6,178,200
Franklin Resources, Inc.                                                                           88,390        11,709,023
Goldman Sachs Group, Inc.                                                                         128,180        27,783,015
Julius Baer Holding Ltd.                                                                           40,652         2,905,920
KKR Private Equity Investments P, IEU (z)                                                         127,640         2,871,900
Lehman Brothers Holdings, Inc.                                                                     72,240         5,383,325
Mellon Financial Corp.                                                                            396,080        17,427,520
Merrill Lynch & Co., Inc.                                                                         153,370        12,818,665
Morgan Stanley                                                                                    132,860        11,144,297
                                                                                                             --------------
                                                                                                             $   98,221,865
                                                                                                             --------------
BUSINESS SERVICES - 0.2%
Accenture Ltd., "A"                                                                               205,960    $    8,833,624
                                                                                                             --------------
CABLE TV - 0.2%
Time Warner Cable, Inc. (a)(l)                                                                    188,660    $    7,389,812
                                                                                                             --------------
CHEMICALS - 0.8%
3M Co.                                                                                             73,890    $    6,412,913
Dow Chemical Co.                                                                                   70,680         3,125,470
PPG Industries, Inc.                                                                              232,490        17,694,814
Syngenta AG                                                                                        38,410         7,487,037
                                                                                                             --------------
                                                                                                             $   34,720,234
                                                                                                             --------------
COMPUTER SOFTWARE - 1.4%
Compuware Corp. (a)                                                                             1,881,740    $   22,317,436
Oracle Corp. (a)                                                                                1,809,690        35,668,990
                                                                                                             --------------
                                                                                                             $   57,986,426
                                                                                                             --------------
COMPUTER SOFTWARE - SYSTEMS - 0.5%
Hewlett-Packard Co.                                                                               405,200    $   18,080,024
International Business Machines Corp.                                                              45,400         4,778,350
                                                                                                             --------------
                                                                                                             $   22,858,374
                                                                                                             --------------
CONSTRUCTION - 1.3%
D.R. Horton, Inc. (l)                                                                             504,790    $   10,060,465
Masco Corp.                                                                                     1,342,490        38,220,690
Sherwin-Williams Co. (l)                                                                           60,250         4,004,818
Toll Brothers, Inc. (a)(l)                                                                        161,260         4,028,275
                                                                                                             --------------
                                                                                                             $   56,314,248
                                                                                                             --------------
CONSUMER GOODS & SERVICES - 0.5%
Procter & Gamble Co.                                                                              368,260    $   22,533,829
                                                                                                             --------------
CONTAINERS - 1.0%
Owens-Illinois, Inc. (a)                                                                        1,173,790    $   41,082,650
Smurfit-Stone Container Corp. (a)                                                                 121,080         1,611,575
                                                                                                             --------------
                                                                                                             $   42,694,225
                                                                                                             --------------
ELECTRICAL EQUIPMENT - 2.1%
Cooper Industries Ltd., "A"                                                                        24,300    $    1,387,287
General Electric Co.                                                                              761,250        29,140,650
Rockwell Automation, Inc.                                                                         148,610        10,319,478
Tyco International Ltd.                                                                           936,710        31,651,431
W.W. Grainger, Inc.                                                                               146,680        13,648,574
WESCO International, Inc. (a)(l)                                                                   62,640         3,786,588
                                                                                                             --------------
                                                                                                             $   89,934,008
                                                                                                             --------------
ELECTRONICS - 0.6%
Applied Materials, Inc.                                                                            78,270    $    1,555,225
Intel Corp.                                                                                       801,430        19,041,977
SanDisk Corp. (a)                                                                                 127,700         6,249,638
                                                                                                             --------------
                                                                                                             $   26,846,840
                                                                                                             --------------
ENERGY - INDEPENDENT - 2.7%
Anadarko Petroleum Corp.                                                                          827,540    $   43,023,805
Apache Corp.                                                                                      191,250        15,604,088
Devon Energy Corp.                                                                                511,960        40,081,348
EOG Resources, Inc.                                                                                70,370         5,141,232
Sunoco, Inc.                                                                                       46,920         3,738,586
Talisman Energy, Inc.                                                                             193,500         3,740,355
Ultra Petroleum Corp. (a)                                                                          72,170         3,986,671
                                                                                                             --------------
                                                                                                             $  115,316,085
                                                                                                             --------------
ENERGY - INTEGRATED - 3.4%
Chevron Corp.                                                                                     174,220    $   14,676,293
ConocoPhillips                                                                                    209,110        16,415,135
Exxon Mobil Corp.                                                                                 594,682        49,881,926
Hess Corp.                                                                                        387,360        22,838,746
Royal Dutch Shell PLC, ADR                                                                         53,140         4,314,968
Total S.A., ADR                                                                                   419,380        33,961,392
                                                                                                             --------------
                                                                                                             $  142,088,460
                                                                                                             --------------
FOOD & BEVERAGES - 1.0%
Kellogg Co.                                                                                       284,160    $   14,716,646
Nestle S.A.                                                                                        37,829        14,363,458
PepsiCo, Inc.                                                                                     195,060        12,649,641
Tyson Foods, Inc., "A"                                                                             66,210         1,525,478
                                                                                                             --------------
                                                                                                             $   43,255,223
                                                                                                             --------------
FOOD & DRUG STORES - 0.6%
CVS Corp.                                                                                         486,340    $   17,727,093
Sally Beauty Holdings, Inc. (a)(l)                                                                897,000         8,073,000
                                                                                                             --------------
                                                                                                             $   25,800,093
                                                                                                             --------------
FOREST & PAPER PRODUCTS - 0.5%
Bowater, Inc. (l)                                                                                 662,250    $   16,523,138
MeadWestvaco Corp. (l)                                                                            146,350         5,169,082
                                                                                                             --------------
                                                                                                             $   21,692,220
                                                                                                             --------------
GAMING & LODGING - 0.2%
Royal Caribbean Cruises Ltd. (l)                                                                  165,025    $    7,092,775
                                                                                                             --------------
GENERAL MERCHANDISE - 1.3%
Macy's, Inc.                                                                                    1,206,080    $   47,977,862
Wal-Mart Stores, Inc.                                                                              97,360         4,683,990
                                                                                                             --------------
                                                                                                             $   52,661,852
                                                                                                             --------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.7%
UnitedHealth Group, Inc.                                                                          169,940    $    8,690,732
WellPoint, Inc. (a)(l)                                                                            243,810        19,463,352
                                                                                                             --------------
                                                                                                             $   28,154,084
                                                                                                             --------------
INSURANCE - 5.4%
Aflac, Inc.                                                                                       226,880    $   11,661,632
Allstate Corp.                                                                                    913,540        56,191,845
Chubb Corp.                                                                                        88,540         4,793,556
Conseco, Inc. (a)                                                                               1,508,650        31,515,699
Genworth Financial, Inc., "A"                                                                   1,526,720        52,519,168
Hartford Financial Services Group, Inc.                                                           206,805        20,372,361
MetLife, Inc.                                                                                     351,100        22,638,928
Principal Financial Group, Inc.                                                                    32,400         1,888,596
Prudential Financial, Inc.                                                                          8,670           842,984
Travelers Cos., Inc.                                                                              471,660        25,233,810
                                                                                                             --------------
                                                                                                             $  227,658,579
                                                                                                             --------------
LEISURE & TOYS - 0.1%
Polaris Industries, Inc. (l)                                                                       52,712    $    2,854,882
                                                                                                             --------------
MACHINERY & TOOLS - 0.6%
Deere & Co.                                                                                       142,930    $   17,257,368
Eaton Corp.                                                                                        19,880         1,848,840
Timken Co.                                                                                        129,240         4,666,856
                                                                                                             --------------
                                                                                                             $   23,773,064
                                                                                                             --------------
MAJOR BANKS - 5.1%
Bank of America Corp.                                                                           1,550,331    $   75,795,683
Bank of New York Co., Inc. (a)                                                                  1,016,270        42,114,229
JPMorgan Chase & Co.                                                                              922,984        44,718,575
PNC Financial Services Group, Inc.                                                                257,240        18,413,239
State Street Corp. (l)                                                                            121,380         8,302,392
SunTrust Banks, Inc.                                                                              275,070        23,584,502
                                                                                                             --------------
                                                                                                             $  212,928,620
                                                                                                             --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.4%
Omnicare, Inc. (l)                                                                                153,300    $    5,527,998
Tenet Healthcare Corp. (a)(l)                                                                   1,560,188        10,156,824
                                                                                                             --------------
                                                                                                             $   15,684,822
                                                                                                             --------------
MEDICAL EQUIPMENT - 1.9%
Boston Scientific Corp. (a)                                                                     2,058,850    $   31,582,759
Cooper Cos., Inc. (l)                                                                             420,080        22,398,666
DENTSPLY International, Inc.                                                                      100,125         3,830,783
Pall Corp.                                                                                        435,210        20,015,308
                                                                                                             --------------
                                                                                                             $   77,827,516
                                                                                                             --------------
METALS & MINING - 0.1%
BHP Billiton PLC                                                                                  147,720    $    4,095,873
                                                                                                             --------------
NATURAL GAS - DISTRIBUTION - 0.1%
Questar Corp.                                                                                      43,800    $    2,314,830
                                                                                                             --------------
NATURAL GAS - PIPELINE - 0.6%
Williams Cos., Inc.                                                                               751,680    $   23,768,122
                                                                                                             --------------
NETWORK & TELECOM - 1.3%
Cisco Systems, Inc. (a)                                                                           250,220    $    6,968,627
Motorola, Inc.                                                                                    506,800         8,970,360
Nortel Networks Corp. (a)                                                                       1,528,935        36,770,887
                                                                                                             --------------
                                                                                                             $   52,709,874
                                                                                                             --------------
OIL SERVICES - 0.8%
GlobalSantaFe Corp. (l)                                                                           181,260    $   13,096,035
Halliburton Co.                                                                                    76,600         2,642,700
Noble Corp.                                                                                       190,645        18,591,700
                                                                                                             --------------
                                                                                                             $   34,330,435
                                                                                                             --------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 4.3%
American Express Co.                                                                              272,660    $   16,681,339
Capital One Financial Corp.                                                                        56,120         4,402,053
Citigroup, Inc.                                                                                 1,071,623        54,963,544
Countrywide Financial Corp.                                                                       427,150        15,526,903
Fannie Mae                                                                                        402,460        26,292,712
Freddie Mac                                                                                       313,700        19,041,590
New York Community Bancorp, Inc. (l)                                                            1,283,850        21,851,127
UBS AG                                                                                            254,559        15,212,935
UBS AG                                                                                            133,990         8,040,740
                                                                                                             --------------
                                                                                                             $  182,012,943
                                                                                                             --------------
PHARMACEUTICALS - 3.2%
Abbott Laboratories                                                                                58,280    $    3,120,894
Eli Lilly & Co.                                                                                   258,260        14,431,569
GlaxoSmithKline PLC                                                                               166,600         4,364,890
GlaxoSmithKline PLC, ADR (l)                                                                      160,040         8,381,295
Johnson & Johnson                                                                                 506,540        31,212,995
Merck & Co., Inc.                                                                                 264,090        13,151,682
Warner Chilcott Ltd., "A" (a)(l)                                                                  565,290        10,226,096
Wyeth                                                                                             871,790        49,988,439
                                                                                                             --------------
                                                                                                             $  134,877,860
                                                                                                             --------------
PRINTING & PUBLISHING - 0.7%
New York Times Co., "A" (l)                                                                     1,238,500    $   31,457,900
                                                                                                             --------------
RAILROAD & SHIPPING - 0.4%
Burlington Northern Santa Fe Corp.                                                                128,580    $   10,947,301
Norfolk Southern Corp.                                                                            109,280         5,744,850
                                                                                                             --------------
                                                                                                             $   16,692,151
                                                                                                             --------------
SPECIALTY CHEMICALS - 0.5%
Air Products & Chemicals, Inc.                                                                    184,670    $   14,841,928
Praxair, Inc.                                                                                      89,350         6,432,307
                                                                                                             --------------
                                                                                                             $   21,274,235
                                                                                                             --------------
SPECIALTY STORES - 0.2%
Lowe's Cos., Inc.                                                                                  51,590    $    1,583,297
Staples, Inc.                                                                                     300,890         7,140,120
                                                                                                             --------------
                                                                                                             $    8,723,417
                                                                                                             --------------
TELECOMMUNICATIONS - WIRELESS - 0.4%
Sprint Nextel Corp.                                                                               424,120    $    8,783,525
Vodafone Group PLC, ADR                                                                           247,977         8,339,467
                                                                                                             --------------
                                                                                                             $   17,122,992
                                                                                                             --------------
TELEPHONE SERVICES - 1.9%
AT&T, Inc.                                                                                        436,454    $   18,112,841
Embarq Corp.                                                                                      182,963        11,594,365
Qwest Communications International, Inc. (a)(l)                                                 1,074,330        10,421,001
TELUS Corp.                                                                                        53,070         3,184,300
TELUS Corp. (non-voting shares)                                                                    19,170         1,131,838
Verizon Communications, Inc.                                                                      846,825        34,863,785
                                                                                                             --------------
                                                                                                             $   79,308,130
                                                                                                             --------------
TOBACCO - 1.1%
Altria Group, Inc.                                                                                678,670    $   47,601,914
                                                                                                             --------------
TRUCKING - 0.1%
United Parcel Service, Inc., "B"                                                                   54,200    $    3,956,600
                                                                                                             --------------
UTILITIES - ELECTRIC POWER - 1.9%
Dominion Resources, Inc.                                                                          141,570    $   12,218,907
DPL, Inc. (l)                                                                                     191,100         5,415,774
Edison International (l)                                                                           66,570         3,735,908
Entergy Corp.                                                                                      54,190         5,817,297
FPL Group, Inc.                                                                                   460,010        26,100,967
Integrys Energy Group, Inc. (l)                                                                    67,140         3,406,012
NRG Energy, Inc. (a)                                                                              243,360        10,116,475
PPL Corp.                                                                                          53,690         2,512,155
Public Service Enterprise Group, Inc.                                                             136,910        12,017,960
                                                                                                             --------------
                                                                                                             $   81,341,455
                                                                                                             --------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $1,986,849,573)                                                        $2,445,859,442
                                                                                                             --------------
BONDS - 39.2%
AGENCY - OTHER - 0.0%
Financing Corp., 9.65%, 2018                                                                 $    755,000    $    1,017,822
                                                                                                             --------------
ASSET BACKED & SECURITIZED - 4.3%
Banc of America Commercial Mortgage, Inc., "A4", FRN, 5.3533%, 2047                          $  1,650,000    $    1,591,345
Banc of America Commercial Mortgage, Inc., "AM", FRN, 5.3533%, 2047                             1,321,987         1,269,597
Banc of America Commercial Mortgage, Inc., FRN, 4.857%, 2043                                    3,300,000         3,109,421
Banc of America Commercial Mortgage, Inc., FRN, 5.482%, 2049                                    3,273,524         3,163,632
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.12%, 2040 (z)                           3,070,000         3,069,985
Bear Stearns Commercial Mortgage Securities, Inc., FRN, 5.116%, 2041                            1,672,863         1,605,002
Capital One Auto Finance Trust, 3.18%, 2010                                                       487,349           485,399
Chase Commercial Mortgage Securities Corp., 7.543%, 2009                                           57,166            57,914
Citigroup Commercial Mortgage Trust, 5.462%, 2049                                               4,400,237         4,248,191
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.648%, 2048                                 4,300,000         4,218,202
Citigroup/Deutsche Bank Commercial Mortgage Trust, "H", FRN, 5.8816%, 2049 (z)                  1,388,403         1,281,786
Citigroup/Deutsche Bank Commercial Mortgage Trust, "J", FRN, 5.8816%, 2049 (z)                  2,330,000         2,101,262
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.3996%, 2044                           1,730,000         1,697,644
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                                          113,290           112,649
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2035                                        2,292,371         2,275,565
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046                                        1,950,000         1,935,614
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039                                           2,510,763         2,429,880
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039                                        4,440,000         4,250,156
CRIIMI MAE Commercial Mortgage Trust, 7%, 2011 (n)                                                635,158           630,585
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                           529,364           529,774
Falcon Franchise Loan LLC, 7.382%, 2010 (n)                                                       205,687           207,599
GE Commercial Mortgage Corp., FRN, 5.5182%, 2044                                                2,120,000         2,052,993
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036                                               2,277,000         2,265,784
Greenwich Capital Commercial Funding Corp., 5.475%, 2039                                        6,100,000         5,897,285
Greenwich Capital Commercial Funding Corp., 4.305%, 2042                                        1,659,715         1,616,859
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036                                   2,602,000         2,541,852
Greenwich Capital Commercial Funding Corp., FRN, 5.224%, 2037                                   2,335,766         2,249,091
Greenwich Capital Commercial Funding Corp., FRN, 6.1126%, 2038                                  2,150,000         2,163,691
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042                                2,535,000         2,357,443
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045                               4,390,000         4,290,084
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045                                2,084,274         2,016,269
JPMorgan Chase Commercial Mortgage Securities Corp., 5.372%, 2047                               3,570,000         3,415,865
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.948%, 2037                          2,600,000         2,446,189
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.3802%, 2041                         2,602,000         2,534,213
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.4721%, 2043                         3,755,000         3,639,750
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043                          4,390,000         4,275,491
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043                          4,160,000         4,154,696
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.0657%, 2045                         4,390,000         4,416,553
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046                          2,811,995         2,680,118
LB-UBS Commercial Mortgage Trust, 5.413%, 2039                                                  1,106,229         1,065,523
LB-UBS Commercial Mortgage Trust, 5.455%, 2040                                                  5,838,000         5,623,222
Lehman Brothers Commercial Conduit Mortgage Trust, 6.48%, 2030                                  1,528,686         1,529,691
Merrill Lynch Mortgage Trust, FRN, 5.843%, 2039                                                 3,808,000         3,767,082
Merrill Lynch Mortgage Trust, FRN, 5.4405%, 2044                                                1,826,000         1,763,717
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.6577%, 2039                         1,800,000         1,757,308
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.204%, 2049                          4,530,000         4,299,657
Morgan Stanley Capital I, Inc., 5.168%, 2042                                                    1,298,138         1,248,893
Morgan Stanley Capital I, Inc., FRN, 0.6998%, 2030 (i)(n)                                      24,662,006           261,938
Multi-Family Capital Access One, Inc., 6.65%, 2024                                                874,063           880,940
Residential Asset Mortgage Products, Inc., 4.109%, 2029                                           922,278           914,251
Residential Asset Mortgage Products, Inc., FRN, 4.9708%, 2034                                   1,194,000         1,167,301
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035                                 2,208,000         2,178,119
Spirit Master Funding LLC, 5.05%, 2023 (z)                                                      2,563,040         2,399,621
Structured Asset Securities Corp., FRN, 4.67%, 2035                                             3,583,219         3,545,571
TIAA Real Estate CDO Ltd., 7.17%, 2032 (n)                                                        267,957           268,187
Wachovia Bank Commercial Mortgage Trust, 4.935%, 2042                                           4,990,000         4,718,626
Wachovia Bank Commercial Mortgage Trust, 4.75%, 2044                                            3,500,000         3,252,411
Wachovia Bank Commercial Mortgage Trust, 5.378%, 2048                                          12,500,000        12,013,763
Wachovia Bank Commercial Mortgage Trust, 5.339%, 2048                                           4,440,000         4,250,630
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041                                      3,148,000         2,968,269
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042                                      3,154,818         3,009,858
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042                                      3,350,000         3,202,291
Wachovia Bank Commercial Mortgage Trust, FRN, 6.0213%, 2043 (z)                                 3,570,000         3,326,900
Wachovia Bank Commercial Mortgage Trust, FRN, 5.3683%, 2044                                     2,213,000         2,128,365
Wachovia Bank Commercial Mortgage Trust, FRN, 5.4905%, 2044                                     2,791,000         2,697,241
Wachovia Bank Commercial Mortgage Trust, FRN, 5.466%, 2045                                      3,913,000         3,797,540
Wachovia Bank Commercial Mortgage Trust, FRN, 6.1637%, 2045                                     2,850,000         2,873,584
Wachovia Bank Commercial Mortgage Trust, FRN, 5.795%, 2045                                      2,940,000         2,911,875
Wachovia Bank Commercial Mortgage Trust, FRN, 5.603%, 2048                                      4,300,000         4,200,363
                                                                                                             --------------
                                                                                                             $  183,308,165
                                                                                                             --------------
AUTOMOTIVE - 0.1%
Johnson Controls, Inc., 5.5%, 2016                                                           $  3,627,000    $    3,511,933
                                                                                                             --------------
BROADCASTING - 0.2%
CBS Corp., 6.625%, 2011                                                                      $  2,872,000    $    2,947,884
Hearst-Argyle Television, Inc., 7.5%, 2027                                                      1,909,000         1,908,737
News America Holdings, 8.5%, 2025                                                               1,384,000         1,625,425
News America, Inc., 6.2%, 2034                                                                  1,816,000         1,692,857
                                                                                                             --------------
                                                                                                             $    8,174,903
                                                                                                             --------------
BROKERAGE & ASSET MANAGERS - 0.3%
Goldman Sachs Group, Inc., 5.625%, 2017                                                      $  3,994,000    $    3,827,902
Merrill Lynch & Co., Inc., 6.05%, 2016                                                          2,839,000         2,808,132
Merrill Lynch & Co., Inc., 6.11%, 2037                                                          2,440,000         2,289,508
Morgan Stanley, 5.75%, 2016                                                                     2,588,000         2,528,246
Morgan Stanley Group, Inc., 6.75%, 2011                                                         1,874,000         1,943,012
                                                                                                             --------------
                                                                                                             $   13,396,800
                                                                                                             --------------
BUILDING - 0.1%
CRH America, Inc., 6.95%, 2012                                                               $  2,881,000    $    2,993,578
                                                                                                             --------------
BUSINESS SERVICES - 0.1%
Cisco Systems, Inc., 5.5%, 2016                                                              $  2,492,000    $    2,431,714
Xerox Corp., 5.5%, 2012                                                                         1,670,000         1,641,309
Xerox Corp., 6.4%, 2016                                                                           910,000           915,611
                                                                                                             --------------
                                                                                                             $    4,988,634
                                                                                                             --------------
CABLE TV - 0.1%
Cox Communications, Inc., 4.625%, 2013                                                       $  2,769,000    $    2,593,434
Time Warner Entertainment Co. LP, 8.375%, 2033                                                  2,470,000         2,866,536
                                                                                                             --------------
                                                                                                             $    5,459,970
                                                                                                             --------------
CONGLOMERATES - 0.1%
Kennametal, Inc., 7.2%, 2012                                                                 $  2,183,000    $    2,290,696
                                                                                                             --------------
CONSUMER GOODS & SERVICES - 0.2%
Fortune Brands, Inc., 5.125%, 2011                                                           $  2,643,000    $    2,579,066
Western Union Co., 5.4%, 2011                                                                   4,170,000         4,114,030
                                                                                                             --------------
                                                                                                             $    6,693,096
                                                                                                             --------------
DEFENSE ELECTRONICS - 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)                                                   $  2,490,000    $    2,378,752
                                                                                                             --------------
EMERGING MARKET QUASI-SOVEREIGN - 0.1%
Pemex Project Funding Master Trust, 8.625%, 2022                                             $    199,000    $      244,738
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)                                     2,770,000         2,723,215
                                                                                                             --------------
                                                                                                             $    2,967,953
                                                                                                             --------------
EMERGING MARKET SOVEREIGN - 0.0%
State of Israel, 4.625%, 2013                                                                $  2,110,000    $    1,996,404
                                                                                                             --------------
ENERGY - INDEPENDENT - 0.3%
Anadarko Petroleum Corp., 5.95%, 2016                                                        $  1,440,000    $    1,406,049
Nexen, Inc., 5.875%, 2035                                                                       2,450,000         2,198,696
Ocean Energy, Inc., 4.375%, 2007                                                                2,745,000         2,736,979
Ocean Energy, Inc., 7.25%, 2011                                                                 2,109,000         2,219,782
XTO Energy, Inc., 5.65%, 2016                                                                   3,560,000         3,457,023
                                                                                                             --------------
                                                                                                             $   12,018,529
                                                                                                             --------------
ENTERTAINMENT - 0.1%
Walt Disney Co., 5.625%, 2016                                                                $  2,471,000    $    2,452,421
                                                                                                             --------------
FINANCIAL INSTITUTIONS - 0.7%
American Express Co., 5.5%, 2016                                                             $  4,160,000    $    4,065,219
Capital One Financial Co., 6.15%, 2016                                                          2,930,000         2,892,766
Capmark Financial Group, Inc., 5.875%, 2012 (z)                                                 3,550,000         3,503,477
CIT Group, Inc., 6.1% to 2017, FRN to 2067                                                        340,000           309,645
Countrywide Financial Corp., 6.25%, 2016                                                        4,040,000         3,967,692
General Electric Capital Corp., 5.45%, 2013                                                     2,003,000         1,982,113
General Electric Capital Corp., 6.75%, 2032                                                     2,220,000         2,408,629
HSBC Finance Corp., 5.25%, 2011                                                                 2,415,000         2,386,672
ORIX Corp., 5.48%, 2011                                                                         4,160,000         4,100,974
Residential Capital LLC, 6.875%, 2015                                                           3,930,000         3,811,766
                                                                                                             --------------
                                                                                                             $   29,428,953
                                                                                                             --------------
FOOD & BEVERAGES - 0.2%
Diageo Finance B.V., 5.5%, 2013                                                              $  4,400,000    $    4,331,193
Miller Brewing Co., 5.5%, 2013 (n)                                                              5,880,000         5,781,681
                                                                                                             --------------
                                                                                                             $   10,112,874
                                                                                                             --------------
FOOD & DRUG STORES - 0.1%
CVS Caremark Corp., 6.125%, 2016                                                             $  2,120,000    $    2,101,628
CVS Caremark Corp., 5.75%, 2017                                                                 1,600,000         1,543,715
                                                                                                             --------------
                                                                                                             $    3,645,343
                                                                                                             --------------
FOREST & PAPER PRODUCTS - 0.0%
MeadWestvaco Corp., 6.8%, 2032                                                               $    968,000    $      883,363
                                                                                                             --------------
GAMING & LODGING - 0.2%
Marriott International, Inc., 6.375%, 2017                                                   $  5,490,000    $    5,504,010
Wyndham Worldwide Corp., 6%, 2016                                                               2,038,000         1,965,592
                                                                                                             --------------
                                                                                                             $    7,469,602
                                                                                                             --------------
INSURANCE - 0.3%
American International Group, Inc., 6.25%, 2037                                              $  3,140,000    $    2,968,914
ING Groep N.V., 5.775% to 2015, FRN to 2049                                                     4,321,000         4,170,400
MetLife, Inc., 6.5%, 2032                                                                         840,000           863,939
MetLife, Inc., 6.4%, 2036                                                                       2,940,000         2,723,475
                                                                                                             --------------
                                                                                                             $   10,726,728
                                                                                                             --------------
INSURANCE - PROPERTY & CASUALTY - 0.4%
Allstate Corp., 6.125%, 2032                                                                 $  1,038,000    $    1,015,847
Allstate Corp., 5.55%, 2035                                                                     3,211,000         2,901,912
Chubb Corp., 6.375% to 2017, FRN to 2037                                                        4,240,000         4,146,292
Fund American Cos., Inc., 5.875%, 2013                                                          2,208,000         2,171,248
ZFS Finance USA Trust IV, FRN, 5.875%, 2032 (z)                                                   850,000           837,463
ZFS Finance USA Trust V, FRN, 6.5%, 2037 (z)                                                    4,010,000         3,914,437
                                                                                                             --------------
                                                                                                             $   14,987,199
                                                                                                             --------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 0.2%
Hydro-Quebec, 6.3%, 2011                                                                     $  4,035,000    $    4,166,440
Province of Ontario, 5%, 2011                                                                   4,210,000         4,168,148
                                                                                                             --------------
                                                                                                             $    8,334,588
                                                                                                             --------------
MACHINERY & TOOLS - 0.1%
Atlas Copco AB, 5.6%, 2017 (z)                                                               $  3,180,000    $    3,098,665
                                                                                                             --------------
MAJOR BANKS - 0.9%
Bank of America Corp., 5.3%, 2017                                                            $  2,630,000    $    2,511,348
Bank of America Corp., 5.49%, 2019                                                              3,700,000         3,502,091
BNP Paribas, 7.195% to 2037, FRN to 2049(z)                                                     2,900,000         2,932,872
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049(n)                                       1,904,000         2,029,232
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049(n)                                         1,249,000         1,243,098
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049                                        3,619,000         3,555,943
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049(n)                                               622,000           638,392
PNC Funding Corp., 5.625%, 2017                                                                 2,120,000         2,076,822
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049(n)                                           1,662,000         1,670,067
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049(n)                              1,754,000         1,936,804
Wachovia Corp., 5.25%, 2014                                                                     7,584,000         7,366,991
Wells Fargo National Bank, 4.75%, 2015                                                          5,484,000         5,142,473
Wells Fargo National Bank, 5.75%, 2016                                                          4,700,000         4,691,855
                                                                                                             --------------
                                                                                                             $   39,297,988
                                                                                                             --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.3%
Baxter International, Inc., 5.9%, 2016                                                       $  2,824,000    $    2,823,740
Cardinal Health, Inc., 5.85%, 2017                                                              2,202,000         2,138,360
HCA, Inc., 8.75%, 2010                                                                            466,000           486,388
Hospira, Inc., 5.55%, 2012                                                                      1,090,000         1,080,506
Hospira, Inc., 6.05%, 2017                                                                      3,710,000         3,653,345
McKesson Corp., 5.7%, 2017                                                                      2,190,000         2,115,763
                                                                                                             --------------
                                                                                                             $   12,298,102
                                                                                                             --------------
METALS & MINING - 0.1%
Vale Overseas Ltd., 6.25%, 2017                                                              $  3,990,000    $    3,957,362
                                                                                                             --------------
MORTGAGE BACKED - 13.8%
Fannie Mae, 6.249%, 2011                                                                     $    389,037    $      398,853
Fannie Mae, 6.33%, 2011                                                                           356,847           363,330
Fannie Mae, 4.78%, 2012                                                                         1,842,994         1,784,624
Fannie Mae, 4.01%, 2013                                                                           252,775           234,847
Fannie Mae, 4.019%, 2013                                                                        1,304,812         1,211,561
Fannie Mae, 4.62%, 2013                                                                           227,897           218,620
Fannie Mae, 4.845%, 2013                                                                          448,591           432,252
Fannie Mae, 5.37%, 2013                                                                           837,542           826,793
Fannie Mae, 4.545%, 2014                                                                        1,762,491         1,669,200
Fannie Mae, 4.63%, 2014                                                                           624,013           591,686
Fannie Mae, 4.839%, 2014                                                                        2,190,362         2,104,144
Fannie Mae, 4.871%, 2014                                                                        1,006,268           973,037
Fannie Mae, 4.925%, 2015                                                                        3,779,850         3,635,667
Fannie Mae, 4.94%, 2015                                                                           387,000           371,681
Fannie Mae, 4.98%, 2015                                                                           263,880           255,629
Fannie Mae, 5.19%, 2015                                                                           451,931           439,802
Fannie Mae, 5.45%, 2017                                                                           848,374           844,563
Fannie Mae, 5.5%, 2017 - 2037                                                                 191,927,163       186,172,688
Fannie Mae, 6%, 2017 - 2037                                                                    92,599,861        91,989,525
Fannie Mae, 4.5%, 2018 - 2035                                                                  18,092,719        16,908,272
Fannie Mae, 5%, 2018 - 2036                                                                    68,229,033        64,757,082
Fannie Mae, 4.88%, 2020                                                                         1,316,453         1,277,423
Fannie Mae, 7.5%, 2030 - 2032                                                                     482,422           503,531
Fannie Mae, 6.5%, 2031 - 2037                                                                  22,564,338        22,853,716
Freddie Mac, 6%, 2016 - 2037                                                                   42,000,126        41,827,976
Freddie Mac, 5%, 2017 - 2035                                                                   46,526,139        44,158,524
Freddie Mac, 4.5%, 2018 - 2035                                                                 16,877,946        15,971,706
Freddie Mac, 5.5%, 2019 - 2036                                                                 38,657,688        37,558,149
Freddie Mac, 6.5%, 2034 - 2035                                                                  7,116,368         7,230,105
Ginnie Mae, 6%, 2032 - 2035                                                                    10,527,376        10,486,724
Ginnie Mae, 4.5%, 2033 - 2034                                                                   2,309,924         2,115,159
Ginnie Mae, 5.5%, 2033 - 2035                                                                  15,980,569        15,536,270
Ginnie Mae, 5%, 2034                                                                            3,130,514         2,966,920
Ginnie Mae, 6.5%, 2035 - 2036                                                                   1,501,881         1,527,632
                                                                                                             --------------
                                                                                                             $  580,197,691
                                                                                                             --------------
NATURAL GAS - PIPELINE - 0.2%
CenterPoint Energy Resources Corp., 7.875%, 2013                                             $  2,162,000    $    2,359,899
Kinder Morgan Energy Partners LP, 6.75%, 2011                                                   1,904,000         1,970,394
Kinder Morgan Energy Partners LP, 5.125%, 2014                                                    830,000           782,849
Kinder Morgan Energy Partners LP, 7.4%, 2031                                                      223,000           235,080
Kinder Morgan Energy Partners LP, 7.75%, 2032                                                   1,020,000         1,115,522
Spectra Energy Capital LLC, 8%, 2019                                                            1,728,000         1,917,835
                                                                                                             --------------
                                                                                                             $    8,381,579
                                                                                                             --------------
NETWORK & TELECOM - 0.6%
AT&T, Inc., 6.15%, 2034                                                                      $  2,917,000    $    2,796,846
BellSouth Corp., 6.55%, 2034                                                                    2,696,000         2,691,457
Deutsche Telekom B.V., 5.75%, 2016                                                              3,887,000         3,791,819
Telecom Italia Capital, 5.25%, 2013                                                             2,220,000         2,115,378
Telefonica Emisiones S.A.U., 7.045%, 2036                                                       2,340,000         2,423,250
Telefonica Europe B.V., 7.75%, 2010                                                             1,200,000         1,272,100
TELUS Corp., 8%, 2011                                                                           3,966,000         4,241,042
Verizon New York, Inc., 6.875%, 2012                                                            6,806,000         7,095,990
                                                                                                             --------------
                                                                                                             $   26,427,882
                                                                                                             --------------
OIL SERVICES - 0.1%
Halliburton Co., 5.5%, 2010                                                                  $  2,517,000    $    2,514,559
Weatherford International, Inc., 6.35%, 2017 (z)                                                  970,000           982,802
                                                                                                             --------------
                                                                                                             $    3,497,361
                                                                                                             --------------
OILS - 0.1%
Valero Energy Corp., 6.875%, 2012                                                            $  4,308,000    $    4,511,467
                                                                                                             --------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 0.7%
Citigroup, Inc., 5%, 2014                                                                    $  7,894,000    $    7,509,262
Credit Suisse (USA), Inc., 4.125%, 2010                                                         1,856,000         1,800,710
Credit Suisse (USA), Inc., 4.875%, 2010                                                         1,912,000         1,883,079
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049(n)                                4,550,000         4,498,967
Nordea Bank AB, 5.424% to 2015, FRN to 2049(n)                                                  1,496,000         1,411,519
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049                                      3,610,000         3,624,252
UFJ Finance Aruba AEC, 6.75%, 2013                                                              2,864,000         3,024,080
Woori Bank, 6.125% to 2011, FRN to 2016(n)                                                      5,067,000         5,091,291
                                                                                                             --------------
                                                                                                             $   28,843,160
                                                                                                             --------------
PHARMACEUTICALS - 0.1%
Allergan, Inc., 5.75%, 2016                                                                  $  4,180,000    $    4,156,922
                                                                                                             --------------
POLLUTION CONTROL - 0.0%
Waste Management, Inc., 7.375%, 2010                                                         $  1,731,000    $    1,813,583
                                                                                                             --------------
RAILROAD & SHIPPING - 0.2%
Burlington Northern Santa Fe Corp., 5.65%, 2017                                              $  4,330,000    $    4,218,100
CSX Corp., 6.75%, 2011                                                                          1,671,000         1,727,024
CSX Corp., 7.9%, 2017                                                                           1,790,000         1,992,993
Union Pacific Corp., 6.125%, 2012                                                                 643,000           651,367
                                                                                                             --------------
                                                                                                             $    8,589,484
                                                                                                             --------------
REAL ESTATE - 0.5%
Boston Properties, Inc., REIT, 5%, 2015                                                      $  1,909,000    $    1,806,111
Erp Operating LP, 5.75%, 2017                                                                   3,950,000         3,872,414
HRPT Properties Trust, REIT, 6.25%, 2016                                                        3,387,000         3,407,322
Kimco Realty Corp., REIT, 6%, 2012                                                                955,000           966,601
Kimco Realty Corp., REIT, 5.783%, 2016                                                          1,030,000         1,017,099
ProLogis, REIT, 5.75%, 2016                                                                     3,378,000         3,331,894
Simon Property Group LP, REIT, 5.1%, 2015                                                       4,264,000         4,053,145
Simon Property Group LP, REIT, 5.875%, 2017                                                     1,918,000         1,907,372
Vornado Realty Trust, REIT, 4.75%, 2010                                                         1,743,000         1,689,012
                                                                                                             --------------
                                                                                                             $   22,050,970
                                                                                                             --------------
RETAILERS - 0.2%
Federated Retail Holdings, Inc., 5.35%, 2012                                                 $    940,000    $      923,497
Home Depot, Inc., 5.4%, 2016                                                                    2,359,000         2,211,308
Limited Brands, Inc., 5.25%, 2014                                                               3,711,000         3,451,813
Wal-Mart Stores, Inc., 5.25%, 2035                                                              3,679,000         3,215,994
                                                                                                             --------------
                                                                                                             $    9,802,612
                                                                                                             --------------
TELECOMMUNICATIONS - WIRELESS - 0.2%
Cingular Wireless LLC, 6.5%, 2011                                                            $  1,528,000    $    1,580,172
Nextel Communications, Inc., 5.95%, 2014                                                        3,940,000         3,752,665
Vodafone Group PLC, 5.625%, 2017                                                                4,080,000         3,901,263
                                                                                                             --------------
                                                                                                             $    9,234,100
                                                                                                             --------------
U.S. GOVERNMENT AGENCIES - 0.7%
Fannie Mae, 6%, 2008                                                                         $  6,059,000    $    6,093,149
Fannie Mae, 6.625%, 2009                                                                        6,697,000         6,894,140
Federal Home Loan Bank, 3.9%, 2008                                                              1,665,000         1,649,525
Small Business Administration, 4.77%, 2024                                                      1,009,423           961,271
Small Business Administration, 4.99%, 2024                                                      1,639,498         1,580,366
Small Business Administration, 5.18%, 2024                                                      1,708,543         1,668,151
Small Business Administration, 5.09%, 2025                                                      2,305,343         2,222,154
Small Business Administration, 5.11%, 2025                                                      6,548,193         6,331,148
Small Business Administration, 5.39%, 2025                                                      1,595,159         1,567,854
                                                                                                             --------------
                                                                                                             $   28,967,758
                                                                                                             --------------
U.S. TREASURY OBLIGATIONS - 11.4%
U.S. Treasury Bonds, 8%, 2021                                                                $  2,612,000    $    3,341,931
U.S. Treasury Bonds, 6.25%, 2023                                                                7,301,000         8,106,965
U.S. Treasury Bonds, 6%, 2026                                                                   8,468,000         9,243,347
U.S. Treasury Bonds, 6.75%, 2026                                                               34,083,000        40,324,449
U.S. Treasury Bonds, 5.375%, 2031                                                              29,392,000        30,181,910
U.S. Treasury Bonds, 4.5%, 2036                                                                 2,927,000         2,650,308
U.S. Treasury Notes, 3%, 2007                                                                   2,385,000         2,368,231
U.S. Treasury Notes, 5.5%, 2008                                                                 5,222,000         5,237,097
U.S. Treasury Notes, 5.625%, 2008                                                             118,809,000       119,403,045
U.S. Treasury Notes, 4.75%, 2008                                                               37,091,000        36,972,198
U.S. Treasury Notes, 4.875%, 2009                                                              69,013,000        68,964,484
U.S. Treasury Notes, 6.5%, 2010                                                                 9,406,000         9,769,749
U.S. Treasury Notes, 5.125%, 2011                                                              55,876,000        56,299,428
U.S. Treasury Notes, 10.375%, 2012                                                              1,979,000         2,016,724
U.S. Treasury Notes, 3.875%, 2013                                                               1,950,000         1,852,044
U.S. Treasury Notes, 4.25%, 2013                                                               50,801,000        49,050,753
U.S. Treasury Notes, 4.25%, 2013                                                                7,154,000         6,887,399
U.S. Treasury Notes, 9.875%, 2015                                                               2,850,000         3,784,712
U.S. Treasury Notes, TIPS, 4.25%, 2010                                                         10,376,003        10,769,160
U.S. Treasury Notes, TIPS, 2%, 2014                                                            14,785,705        14,209,299
                                                                                                             --------------
                                                                                                             $  481,433,233
                                                                                                             --------------
UTILITIES - ELECTRIC POWER - 0.8%
Dominion Resources, Inc., 5.15%, 2015                                                        $  2,992,000    $    2,841,826
Exelon Generation Co. LLC, 6.95%, 2011                                                          5,151,000         5,347,779
FirstEnergy Corp., 6.45%, 2011                                                                  4,503,000         4,617,435
MidAmerican Energy Holdings Co., 3.5%, 2008                                                     1,432,000         1,407,693
MidAmerican Energy Holdings Co., 5.875%, 2012                                                     487,000           491,201
MidAmerican Energy Holdings Co., 6.125%, 2036                                                   3,509,000         3,390,055
MidAmerican Funding LLC, 6.927%, 2029                                                             395,000           426,456
Oncor Electric Delivery Co., 7%, 2022                                                           3,226,000         3,369,170
Pacific Gas & Electric Co., 4.8%, 2014                                                            734,000           693,698
Pacific Gas & Electric Co., 5.8%, 2037                                                          1,090,000         1,016,719
PSEG Power LLC, 6.95%, 2012                                                                     2,852,000         2,985,140
PSEG Power LLC, 5.5%, 2015                                                                      1,615,000         1,553,446
System Energy Resources, Inc., 5.129%, 2014 (n)                                                 1,147,027         1,109,657
TXU Energy Co., 7%, 2013                                                                        4,568,000         4,711,846
Waterford 3 Funding Corp., 8.09%, 2017                                                            218,858           223,487
                                                                                                             --------------
                                                                                                             $   34,185,608
                                                                                                             --------------
TOTAL BONDS (IDENTIFIED COST, $1,689,185,642)                                                                $1,649,983,833
                                                                                                             --------------
SHORT-TERM OBLIGATIONS - 2.5%

Edison Asset Securitization LLC, 5.35%, due 7/02/07, at Amortized Cost and Value (t)(y)      $104,541,000    $  104,525,464
                                                                                                             --------------
COLLATERAL FOR SECURITIES LOANED - 4.2%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                     178,778,187    $  178,778,187
                                                                                                             --------------
TOTAL INVESTMENTS (IDENTIFIED COST, $3,959,338,866) (k)                                                      $4,379,146,926
                                                                                                             --------------
OTHER ASSETS, LESS LIABILITIES - (4.0)%                                                                        (168,461,241)
                                                                                                             --------------
NET ASSETS - 100.0%                                                                                          $4,210,685,685
                                                                                                             --------------

(a) Non-income producing security.
(i) Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of June 30, 2007, the series held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $1,731,504,229 and 39.54% of market value. An independent pricing service provided an evaluated bid for 37.54% of the market value.
(l) All or a portion of this security is on loan.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $31,880,984, representing 0.8% of net assets.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the
    Securities of 1933.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The series holds the following restricted securities:

                                                                       ACQUISITION      ACQUISITION      CURRENT     TOTAL % OF
RESTRICTED SECURITIES                                                      DATE             COST      MARKET VALUE   NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
Atlas Copco AB, 5.6%, 2017                                             5/15/07           $3,178,569     $3,098,665
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.12%, 2040      3/01/06            3,070,000      3,069,985
BNP Paribas, 7.195%, 2049                                              6/18/07            2,900,000      2,932,872
Capmark Financial Group, Inc., 5.875%, 2012                            5/03/07            3,548,474      3,503,477
Citigroup/Deutsche Bank Commercial Mortgage Trust, "H", FRN,
5.8816%, 2049                                                          3/14/07            1,377,429      1,281,786
Citigroup/Deutsche Bank Commercial Mortgage Trust, "J", FRN,
5.8816%, 2049                                                          3/14/07            2,294,572      2,101,262
KKR Private Equity Investments LP, IEU                                 5/03/06            3,191,000      2,871,900
Spirit Master Funding LLC, 5.05%, 2023                                10/04/05            2,530,001      2,399,621
Wachovia Bank Commercial Mortgage Trust, FRN, 6.0213%, 2043            3/14/07            3,575,723      3,326,900
Weatherford International, Inc., 6.35%, 2017                           6/14/07              969,224        982,802
ZFS Finance USA Trust IV, FRN, 5.875%, 2032                            5/03/07              849,645        837,463
ZFS Finance USA Trust V, FRN, 6.5%, 2037                            5/03/07-5/04/07       4,039,403      3,914,437
-------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                            $30,321,170      0.7%
                                                                                                       ========================

The following abbreviations are used in this report and are defined:

ADR       American Depository Receipt
CDO       Collateralized Debt Obligation
FRN       Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IEU       International Equity Unit
REIT      Real Estate Investment Trust
TIPS      Treasury Inflation Protected Security

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your series' balance sheet, which details the assets and liabilities comprising the total value of the series.

AT 6/30/07

ASSETS
-----------------------------------------------------------------------------------------------------------------
Investments, at value, including $185,851,501 of securities on loan
(identified cost, $3,959,338,866)                                               $4,379,146,926
Cash                                                                                     2,126
Receivable for investments sold                                                     25,246,174
Receivable for series shares sold                                                    3,117,311
Interest and dividends receivable                                                   19,840,699
Other assets                                                                            33,632
-----------------------------------------------------------------------------------------------------------------
Total assets                                                                                       $4,427,386,868
-----------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                  $35,639,592
Payable for series shares reacquired                                                 1,177,975
Collateral for securities loaned, at value (c)                                     178,778,187
Payable to affiliates
  Management fee                                                                       249,232
  Shareholder servicing costs                                                           12,370
  Distribution fees                                                                     23,598
  Administrative services fee                                                            5,034
Payable for independent trustees' compensation                                           5,923
Accrued expenses and other liabilities                                                 809,272
-----------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                    $216,701,183
-----------------------------------------------------------------------------------------------------------------
Net assets                                                                                         $4,210,685,685
-----------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                 $3,636,625,127
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies                        419,808,181
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                                      103,983,814
Undistributed net investment income                                                 50,268,563
-----------------------------------------------------------------------------------------------------------------
Net assets                                                                                         $4,210,685,685
-----------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                             191,708,554
-----------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net assets                                                                    $3,059,772,442
  Shares outstanding                                                               138,936,114
-----------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                $22.02
-----------------------------------------------------------------------------------------------------------------
Service Class shares
  Net assets                                                                    $1,150,913,243
  Shares outstanding                                                                52,772,440
-----------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                $21.81
-----------------------------------------------------------------------------------------------------------------

(c) Non-cash collateral not included.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your series earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by series operations.

SIX MONTHS ENDED 6/30/07

NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------
Income
  Interest                                                                          $43,886,183
  Dividends                                                                          24,614,156
  Foreign taxes withheld                                                               (307,959)
-----------------------------------------------------------------------------------------------------------------
Total investment income                                                                               $68,192,380
-----------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                    $15,185,247
  Distribution fees                                                                   1,382,616
  Shareholder servicing costs                                                           709,078
  Administrative services fee                                                           303,017
  Independent trustees' compensation                                                     31,735
  Custodian fee                                                                         146,387
  Shareholder communications                                                            565,710
  Auditing fees                                                                          28,698
  Legal fees                                                                             40,743
  Miscellaneous                                                                          88,004
-----------------------------------------------------------------------------------------------------------------
Total expenses                                                                                        $18,481,235
-----------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                  (13,742)
  Reduction of expenses by investment adviser                                          (547,106)
-----------------------------------------------------------------------------------------------------------------
Net expenses                                                                                          $17,920,387
-----------------------------------------------------------------------------------------------------------------
Net investment income                                                                                 $50,271,993
-----------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                          $133,358,252
  Foreign currency transactions                                                         (40,006)
-----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                            $133,318,246
-----------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                       $45,685,077
  Translation of assets and liabilities in foreign currencies                            (1,624)
-----------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                            $45,683,453
-----------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                          $179,001,699
-----------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                 $229,273,692
-----------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                               SIX MONTHS ENDED        YEAR ENDED
                                                                                        6/30/07          12/31/06
                                                                                    (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------
Net investment income                                                               $50,271,993       $95,026,024
Net realized gain (loss) on investments and foreign currency transactions           133,318,246       112,074,914
Net unrealized gain (loss) on investments and foreign currency translation           45,683,453       206,000,879
-----------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                               $229,273,692      $413,101,817
-----------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------
From net investment income
  Initial Class                                                                    $(75,193,567)     $(62,175,075)
  Service Class                                                                     (26,404,691)      (19,812,942)
From net realized gain on investments and foreign currency transactions
  Initial Class                                                                     (71,893,992)      (83,327,796)
  Service Class                                                                     (27,523,742)      (29,041,001)
-----------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                      $(201,015,992)    $(194,356,814)
-----------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                $252,079,341      $274,008,838
-----------------------------------------------------------------------------------------------------------------
Total change in net assets                                                         $280,337,041      $492,753,841
-----------------------------------------------------------------------------------------------------------------

NET ASSETS
-----------------------------------------------------------------------------------------------------------------
At beginning of period                                                            3,930,348,644     3,437,594,803
At end of period (including undistributed net investment income of
$50,268,563 and $101,594,828, respectively)                                      $4,210,685,685    $3,930,348,644
-----------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS
                                                 SIX MONTHS                              YEARS ENDED 12/31
                                                    ENDED       ------------------------------------------------------------------
                                                   6/30/07            2006          2005          2004          2003          2002
                                                 (UNAUDITED)
Net asset value, beginning of period                $21.90          $20.69        $21.43        $19.58        $17.14        $18.60
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.28           $0.56         $0.48         $0.46         $0.38         $0.45
Net realized and unrealized gain (loss)
on investments and foreign currency                   0.96            1.81          0.06          1.72          2.37         (1.37)
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $1.24           $2.37         $0.54         $2.18         $2.75        $(0.92)
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.57)         $(0.50)       $(0.43)       $(0.33)       $(0.31)       $(0.30)
From net realized gain on investments
and foreign currency transactions                    (0.55)          (0.66)        (0.85)           --            --         (0.24)
----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(1.12)         $(1.16)       $(1.28)       $(0.33)       $(0.31)       $(0.54)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $22.02          $21.90        $20.69        $21.43        $19.58        $17.14
----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                            5.80(n)        11.95          2.82         11.32         16.32         (5.17)
----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                0.84(a)         0.85          0.84          0.83          0.84          0.86
Expenses after expense reductions (f)                 0.82(a)         0.83          0.84          0.83           N/A           N/A
Net investment income                                 2.55(a)         2.68          2.32          2.28          2.14          2.58
Portfolio turnover                                      27              51            46            57            53            73
Net assets at end of period (000 Omitted)       $3,059,772      $2,859,830    $2,572,096    $2,406,156    $1,790,999    $1,036,038
----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                 SIX MONTHS                              YEARS ENDED 12/31
                                                    ENDED       ------------------------------------------------------------------
                                                   6/30/07            2006          2005          2004          2003          2002
                                                 (UNAUDITED)

Net asset value, beginning of period                $21.67          $20.50        $21.25        $19.44        $17.05        $18.54
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.25           $0.50         $0.42         $0.41         $0.33         $0.40
Net realized and unrealized gain (loss) on
investments and foreign currency                      0.96            1.78          0.07          1.70          2.36         (1.36)
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $1.21           $2.28         $0.49         $2.11         $2.69        $(0.96)
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.52)         $(0.45)       $(0.39)       $(0.30)       $(0.30)       $(0.29)
From net realized gain on investments and
foreign currency transactions                        (0.55)          (0.66)        (0.85)           --            --         (0.24)
----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(1.07)         $(1.11)       $(1.24)       $(0.30)       $(0.30)       $(0.53)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $21.81          $21.67        $20.50        $21.25        $19.44        $17.05
----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                            5.73(n)        11.62          2.60         11.03         16.00         (5.35)
----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.09(a)         1.10          1.09          1.08          1.09          1.10
Expenses after expense reductions (f)                 1.07(a)         1.09          1.09          1.08           N/A           N/A
Net investment income                                 2.30(a)         2.44          2.08          2.04          1.87          2.37
Portfolio turnover                                      27              51            46            57            53            73
Net assets at end of period (000 Omitted)       $1,150,913      $1,070,518      $865,499      $637,055      $394,080      $175,535
----------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Total Return Series (the series) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2007, there were 106 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the series' investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the series' valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the series' net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the series' net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the series' foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the series' net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the series' net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the series, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the series' financial statements.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INFLATION-ADJUSTED DEBT SECURITIES - The series invests in inflation-adjusted debt securities issued by the U.S. Treasury. The series may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At June 30, 2007, the value of securities loaned was $185,851,501. These loans were collateralized by cash of $178,778,187 and U.S. Treasury obligations of $11,668,439.

INDEMNIFICATIONS - Under the series' organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the series. Additionally, in the normal course of business, the series enters into agreements with service providers that may contain indemnification clauses. The series' maximum exposure under these agreements is unknown as this would involve future claims that may be made against the series that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the series is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the series or in unrealized gain/loss if the security is still held by the series. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. This amount, for the six months ended June 30, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                                      12/31/06
      Ordinary income (including any short-term capital gains)    $101,709,259
      Long-term capital gain                                        92,647,555
      ------------------------------------------------------------------------
      Total distributions                                         $194,356,814

The federal tax cost and the tax basis components of distributable earnings were as follows:

      AS OF 6/30/07

      Cost of investments                                       $3,985,289,034
      ------------------------------------------------------------------------
      Gross appreciation                                          $466,113,357
      Gross depreciation                                           (72,255,465)
      ------------------------------------------------------------------------
      Net unrealized appreciation (depreciation)                  $393,857,892

      AS OF 12/31/06

      Undistributed ordinary income                               $110,958,213
      Undistributed long-term capital gain                          90,050,559
      Other temporary differences                                   (2,185,809)
      Net unrealized appreciation (depreciation)                   346,979,895

The aggregate cost above includes prior fiscal year end tax adjustments.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the series. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the series' average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $3 billion. This written agreement may be rescinded only upon consent of the series' Board of Trustees. This management fee reduction amounted to $537,028, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2007 was equivalent to an annual effective rate of 0.72% of the series' average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the series for its services as shareholder servicing agent. For the six months ended June 30, 2007, the fee was $708,645, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the six months ended June 30, 2007, these costs amounted to $359. The series may also pay shareholder servicing related costs to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the series. Under an administrative services agreement, the series partially reimburses MFS the costs incurred to provide these services. The series is charged a fixed amount plus a fee based on calendar year average net assets. The series' annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended June 30, 2007 was equivalent to an annual effective rate of 0.0150% of the series' average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The series pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to trustees or officers of the series who are also officers of the investment adviser, all of whom receive remuneration for their services to the series from MFS. Certain officers and trustees of the series are officers or directors of MFS, MFD, and MFSC.

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended June 30, 2007, the fee paid to Tarantino LLC was $10,561. MFS has agreed to reimburse the series for a portion of the payments made by the funds to Tarantino LLC in the amount of $10,078, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                     PURCHASES           SALES

U.S. government securities                        $362,543,938    $214,305,303
Investments (non-U.S. government securities)      $846,245,601    $845,428,313

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                      SIX MONTHS ENDED 6/30/07          YEAR ENDED 12/31/06
                                                                      SHARES          AMOUNT          SHARES          AMOUNT
Shares sold
  Initial Class                                                      5,527,234     $122,184,815     10,296,511     $214,537,845
  Service Class                                                      5,217,145      114,139,887     12,305,641      252,037,247
-------------------------------------------------------------------------------------------------------------------------------
                                                                    10,744,379     $236,324,702     22,602,152     $466,575,092

Shares issued to shareholders in reinvestment of distributions
  Initial Class                                                      6,854,034     $147,087,559      7,224,572     $145,502,871
  Service Class                                                      2,536,615       53,928,433      2,446,367       48,853,943
-------------------------------------------------------------------------------------------------------------------------------
                                                                     9,390,649     $201,015,992      9,670,939     $194,356,814

Shares reacquired
  Initial Class                                                     (4,058,603)    $(89,732,782)   (11,213,734)   $(231,489,925)
  Service Class                                                     (4,373,616)     (95,528,571)    (7,575,499)    (155,433,143)
-------------------------------------------------------------------------------------------------------------------------------
                                                                    (8,432,219)   $(185,261,353)   (18,789,233)   $(386,923,068)

Net change
  Initial Class                                                      8,322,665     $179,539,592      6,307,349     $128,550,791
  Service Class                                                      3,380,144       72,539,749      7,176,509      145,458,047
-------------------------------------------------------------------------------------------------------------------------------
                                                                    11,702,809     $252,079,341     13,483,858     $274,008,838

(6) LINE OF CREDIT

The series and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the series and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2007, the series' commitment fee and interest expense were $11,474 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS is available by clicking on the series' name under "Variable Insurance Trust" in the "Products and Performance" section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

    Public Reference Room
    Securities and Exchange Commission
    100 F Street, NE, Room 1580
    Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT US


Web site
mfs.com


Account service and
literature

Shareholders
1-877-411-3325
9 a.m. to 5 p.m. ET


Investment professionals
1-800-637-8630
8 a.m. to 5 p.m. ET


Mailing address
MFS Service Center, Inc.
Attn: Institutional Alliance Services (IAS)
P.O. Box 55824
Boston, MA
02205-5824


Overnight mail
MFS Service Center, Inc.
Attn: Institutional Alliance Services (IAS)
500 Boylston Street
Boston, MA 02116-3741


M F S(R)
INVESTMENT MANAGEMENT

                                                     MFS(R) MONEY MARKET SERIES

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                      MFS(R) VARIABLE INSURANCE TRUST(SM)
                               SEMIANNUAL REPORT

                                                                        6/30/07
                                                                        VMM-SEM

MFS(R) MONEY MARKET SERIES


TABLE OF CONTENTS
------------------------------------------------------

LETTER FROM THE CEO                                  1
------------------------------------------------------
PORTFOLIO COMPOSITION                                2
------------------------------------------------------
EXPENSE TABLE                                        3
------------------------------------------------------
PORTFOLIO OF INVESTMENTS                             4
------------------------------------------------------
FINANCIAL STATEMENTS                                 5
------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                        9
------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT       12
------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION               12
------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                      12
------------------------------------------------------
CONTACT INFORMATION                         BACK COVER

-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. As of mid-May 2007, it had returned another 8% and continued to reach new highs. But the Dow's upward rise has not been without hiccups. After hitting new records in February, the Dow lost 5.8% between February 20 and March 5, as stocks were sold off around the globe. As we have said before, markets are volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (u)

              Commercial Paper                                   96.7%
              Certificate of Deposit                              4.0%
              Other Assets Less Liabilities                     (0.7)%

              SHORT TERM CREDIT QUALITY (q)

              Average Credit Quality of Short-term Bonds (a)       A-1
              --------------------------------------------------------
              All holdings are rated "A-1"

              MATURITY BREAKDOWN (u)

              0-29 days                                          59.5%
              --------------------------------------------------------
              30-59 days                                         29.4%
              --------------------------------------------------------
              60-89 days                                          7.9%
              --------------------------------------------------------
              90-366 days                                         3.9%
              --------------------------------------------------------
              Other Assets Less Liabilities                     (0.7)%
              --------------------------------------------------------

(a) The average credit quality is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(u) For purposes of this presentation, accrued interest, where applicable, is included.
(q) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. If not rated by any of the three agencies, the security is considered Not Rated. U.S. Treasuries and U.S. Agency securities are included in the "A-1"-rating category. Percentages are based on the total market value of investments as of 06/30/07.

From time to time "Other Assets Less Liabilities" may be negative due to timing of cash receipts.

Percentages are based on net assets as of 06/30/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE CONTRACT HOLDERS DURING THE PERIOD,
JANUARY 1, 2007 THROUGH JUNE 30, 2007.

As a contract holder of the series, you incur ongoing costs, including management fees and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2007 through June 30, 2007.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    1/01/07-
Class                       Ratio       1/01/07        6/30/07        6/30/07
--------------------------------------------------------------------------------
         Actual             0.60%     $1,000.00      $1,024.10         $3.01
Initial  -----------------------------------------------------------------------
 Class   Hypothetical(h)    0.60%     $1,000.00      $1,021.82         $3.01
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/07

The Portfolio of Investments is a complete list of all securities owned by your series. It is categorized by broad-based asset classes.

ISSUER                                                                               SHARES/PAR        VALUE ($)
CERTIFICATES OF DEPOSIT - 4.0%
OTHER BANKS & DIVERSIFIED FINANCIALS - 4.0%
Credit Suisse, NY, 5.31%, due 09/27/07, at Amortized Cost and Value                    $86,000        $   86,000
                                                                                                      ----------
COMMERCIAL PAPER(y) - 96.7%
ASSET BACKED & SECURITIZED - 3.9%
Yorktown Capital LLC, 5.26%, due 7/27/07 (t)                                           $86,000        $   85,673
                                                                                                      ----------
BUSINESS SERVICES - 3.0%
Siemens Capital Corp. LLC, 5.24%, due 7/16/07                                          $65,000        $   64,858
                                                                                                      ----------

FINANCIAL INSTITUTIONS - 66.2%
Alpine Securitization Corp., 5.25%, due 7/06/07 (t)                                    $86,000        $   85,937
American Express Credit Corp., 5.25%, due 9/25/07                                       87,000            85,909
Bryant Park Funding LLC, 5.26%, due 8/17/07 (t)                                         87,000            86,403
CAFCO LLC, 5.25%, due 7/06/07 (t)                                                       86,000            85,937
CRC Funding LLC, 5.27%, due 8/09/07 (t)                                                 87,000            86,503
Cargill, Inc., 5.37%, due 7/02/07 (t)                                                   86,000            85,987
Ciesco LLC, 5.23%, due 7/12/07 (t)                                                      86,000            85,863
FCAR Owner Trust, 5.3%, due 7/20/07                                                     58,000            57,838
Fairway Finance Corp., 5.245%, due 7/13/07 (t)                                          86,000            85,850
Falcon Asset Securitization Co. LLC, 5.25%, due 7/10/07 (t)                             86,000            85,887
General Electric Capital Corp., 5.16%, due 12/27/07                                     87,000            84,768
Govco LLC., 5.25%, due 7/02/07 (t)                                                      86,000            85,987
Jupiter Securitization Co. LLC, 5.26%, due 8/17/07 (t)                                  87,000            86,403
New Center Asset Trust, 5.36%, due 7/02/07                                               5,000             5,000
Old Line Funding LLC, 5.24%, due 8/15/07 (t)                                            87,000            86,430
Sheffield Receivables Corp., 5.29%, due 7/13/07 (t)                                     86,000            85,848
Thunder Bay Funding LLC, 5.27%, due 8/15/07 (t)                                         87,000            86,427
Windmill Funding Corp., 5.26%, due 7/27/07 (t)                                          87,000            86,670
                                                                                                      ----------
                                                                                                      $1,439,647
                                                                                                      ----------
FOOD & BEVERAGES - 7.9%
Coca-Cola Co., 5.21%, due 7/16/07 (t)                                                  $86,000        $   85,813
Hershey Foods Corp., 5.2%, due 8/16/07 (t)                                              87,000            86,422
                                                                                                      ----------
                                                                                                      $  172,235
                                                                                                      ----------
MAJOR BANKS - 4.0%
Natexis Banques Populaires U.S. Finance Company, LLC, 5.37%, due 7/02/07               $86,000        $   85,987
                                                                                                      ----------
OTHER BANKS & DIVERSIFIED FINANCIALS - 10.2%
Citigroup Funding, Inc., 5.26%, due 7/27/07                                            $49,000        $   48,814
Dexia Delaware LLC, 5.245%, due 8/06/07                                                 87,000            86,544
UBS Financial Delaware LLC, 5.25%, due 7/06/07                                          86,000            85,937
                                                                                                      ----------
                                                                                                      $  221,295
                                                                                                      ----------
SPECIALTY CHEMICALS - 1.5%
E.I. Dupont de Nemours & Co., 5.22%, due 7/31/07 (t)                                   $33,000        $   32,856
                                                                                                      ----------
TOTAL COMMERCIAL PAPER, AT AMORTIZED COST AND VALUE                                                   $2,102,551
                                                                                                      ----------
TOTAL INVESTMENTS, AT AMORTIZED COST AND VALUE                                                        $2,188,551
                                                                                                      ----------
OTHER ASSETS, LESS LIABILITIES - (0.7)%                                                                  (15,377)
                                                                                                      ----------
NET ASSETS - 100.0%                                                                                   $2,173,174
                                                                                                      ----------

(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y) The rate shown represents an annualized yield at time of purchase.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your series' balance sheet, which details the assets and liabilities comprising the total value of the series.

AT 6/30/07

ASSETS
--------------------------------------------------------------------------------------------------------------------
Investments, at amortized cost and value                                          $2,188,551
Cash                                                                                     484
Receivable for series shares sold                                                        381
Interest receivable                                                                      406
Receivable from investment adviser                                                     6,243
Other assets                                                                             112
--------------------------------------------------------------------------------------------------------------------
Total assets                                                                                              $2,196,177
--------------------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------------------
Payable for series shares reacquired                                                     $35
Payable to affiliates
  Management fee                                                                          89
  Shareholder servicing costs                                                             23
  Administrative services fee                                                            144
Payable for independent trustees' compensation                                           157
Accrued expenses and other liabilities                                                22,555
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                            $23,003
--------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                $2,173,174
--------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
--------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                   $2,173,190
Accumulated net realized gain (loss) on investments                                      (59)
Undistributed net investment income                                                       43
--------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                $2,173,174
--------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                  2,173,190
--------------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net assets                                                                      $2,173,174
  Shares outstanding                                                               2,173,190
--------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                    $1.00
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your series earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by series operations.

SIX MONTHS ENDED 6/30/07

NET INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------------------
Interest income                                                                                              $57,405
--------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                      $5,316
  Shareholder servicing costs                                                            387
  Administrative services fee                                                          8,679
  Independent trustees' compensation                                                     779
  Custodian fee                                                                        3,808
  Shareholder communications                                                           4,536
  Auditing fees                                                                       14,550
  Legal fees                                                                              80
  Miscellaneous                                                                        2,229
--------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                               $40,364
--------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                   (29)
  Reduction of expenses by investment adviser                                        (33,999)
--------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                  $6,336
--------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                        $51,069
--------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                         $51,069
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                  SIX MONTHS ENDED        YEAR ENDED
                                                                                           6/30/07          12/31/06
                                                                                       (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS
--------------------------------------------------------------------------------------------------------------------
Net investment income                                                                      $51,069           $92,294
Net realized gain (loss) on investments                                                         --               (16)
--------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $51,069           $92,278
--------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
From net investment income                                                                $(51,069)         $(92,294)
--------------------------------------------------------------------------------------------------------------------

SERIES SHARE (PRINCIPAL) TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE
--------------------------------------------------------------------------------------------------------------------
Net proceeds from sale of shares                                                            $7,779        $3,231,472
Net asset value of shares issued to shareholders in reinvestment of distributions           51,069            92,294
Cost of shares reacquired                                                                  (12,519)       (3,420,561)
--------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                        $46,329          $(96,795)
--------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                                 $46,329          $(96,811)
--------------------------------------------------------------------------------------------------------------------

NET ASSETS
--------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                  $2,126,845        $2,223,656
At end of period (including undistributed net investment income of
$43 and $43, respectively)                                                              $2,173,174        $2,126,845
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years.
Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS
                                                  SIX MONTHS                           YEARS ENDED 12/31
                                                    ENDED         ----------------------------------------------------------
                                                   6/30/07          2006         2005         2004         2003         2002
                                                 (UNAUDITED)
Net asset value, beginning of period                 $1.00         $1.00        $1.00        $1.00        $1.00        $1.00
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.02         $0.05        $0.03        $0.01        $0.01        $0.01
Net realized and unrealized gain (loss) on
investments                                             --         (0.00)(w)    (0.00)(w)       --           --           --
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.02         $0.05        $0.03        $0.01        $0.01        $0.01
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.02)       $(0.05)      $(0.03)      $(0.01)      $(0.01)      $(0.01)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $1.00         $1.00        $1.00        $1.00        $1.00        $1.00
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)                               2.41(n)       4.62         2.73         0.78         0.61         1.31
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                3.80(a)       3.66         2.83         1.68         0.99         0.79
Expenses after expense reductions (f)                 0.60(a)       0.60         0.60         0.60         0.60         0.60
Net investment income                                 4.80(a)       4.53         2.64         0.72         0.64         1.30
Net assets at end of period (000 Omitted)           $2,173        $2,127       $2,224       $2,804       $5,256      $17,006
----------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Money Market Series (the series) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2007, there were 4 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS - Money market instruments are valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. Each money market fund's use of amortized cost is subject to the fund's compliance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost value of an instrument can be different from the market value of an instrument.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the series, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the series' financial statements.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INDEMNIFICATIONS - Under the series' organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the series. Additionally, in the normal course of business, the series enters into agreements with service providers that may contain indemnification clauses. The series' maximum exposure under these agreements is unknown as this would involve future claims that may be made against the series that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized and accreted for financial statement purposes and tax reporting purposes in accordance with generally accepted accounting principles and federal tax regulations, respectively.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. This amount, for the six months ended June 30, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended December 31, 2006, there were no significant adjustments due to differences between book and tax accounting.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                                      12/31/06

      Ordinary income (including any short-term capital gains)         $92,294

The federal tax cost and the tax basis components of distributable earnings were as follows:

      AS OF 6/30/07

      Cost of investments                                           $2,188,551
      ------------------------------------------------------------------------

      AS OF 12/31/06

      Undistributed ordinary income                                        $43
      Capital loss carryforwards                                           (59)

As of December 31, 2006, the series had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

      12/31/13                                                            $(43)
      12/31/14                                                             (16)
      ------------------------------------------------------------------------
                                                                          $(59)

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the series. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the series' average daily net assets.

The investment adviser has agreed in writing to pay a portion of the series' operating expenses, exclusive of management and certain other fees and expenses, such that operating expenses do not exceed 0.10% annually of the series' average daily net assets. This written agreement will continue through April 30, 2008 unless changed or rescinded by the series' Board of Trustees. For the six months ended June 30, 2007, this reduction amounted to $33,994 and is reflected as a reduction of total expenses in the Statement of Operations.

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the series for its services as shareholder servicing agent. For the six months ended June 30, 2007, the fee was $372, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the six months ended June 30, 2007, these costs amounted to $12. The series may also pay shareholder servicing related costs to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the series. Under an administrative services agreement, the series partially reimburses MFS the costs incurred to provide these services. The series is charged a fixed amount plus a fee based on calendar year average net assets. The series' annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended June 30, 2007 was equivalent to an annual effective rate of 0.8164% of the series' average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The series pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to trustees or officers of the series who are also officers of the investment adviser, all of whom receive remuneration for their services to the series from MFS. Certain officers and trustees of the series are officers or directors of MFS, MFD, and MFSC.

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended June 30, 2007, the fee paid to Tarantino LLC was $6. MFS has agreed to reimburse the series for a portion of the payments made by the funds to Tarantino LLC in the amount of $5, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

An affiliated entity of the series' investment adviser owns 97.3% of the outstanding voting shares of the series at June 30, 2007.

(4) PORTFOLIO SECURITIES

Purchases and sales of money market securities, exclusive of securities subject to repurchase agreements, aggregated $21,090,234 and $21,097,200 respectively.

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest.

(6) LINE OF CREDIT

The series and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the series and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2007, the series' commitment fee and interest expense were $7 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS is available by clicking on the series' name under "Variable Insurance Trust" in the "Products and Performance" section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

    Public Reference Room
    Securities and Exchange Commission
    100 F Street, NE, Room 1580
    Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT US


Web site
mfs.com


Account service and
literature

Shareholders
1-877-411-3325
9 a.m. to 5 p.m. ET


Investment professionals
1-800-637-8630
8 a.m. to 5 p.m. ET


Mailing address
MFS Service Center, Inc.
Attn: Institutional Alliance Services (IAS)
P.O. Box 55824
Boston, MA
02205-5824


Overnight mail
MFS Service Center, Inc.
Attn: Institutional Alliance Services (IAS)
500 Boylston Street
Boston, MA 02116-3741


M F S(R)
INVESTMENT MANAGEMENT

                                                             MFS(R) VALUE SERIES

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                      MFS(R) VARIABLE INSURANCE TRUST(SM)
                               SEMIANNUAL REPORT

                                                                        6/30/07
                                                                        VLU-SEM

MFS(R) VALUE SERIES


TABLE OF CONTENTS
------------------------------------------------------

LETTER FROM THE CEO                                  1
------------------------------------------------------
PORTFOLIO COMPOSITION                                2
------------------------------------------------------
EXPENSE TABLE                                        3
------------------------------------------------------
PORTFOLIO OF INVESTMENTS                             4
------------------------------------------------------
FINANCIAL STATEMENTS                                 6
------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                       11
------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT       16
------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION               16
------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                      16
------------------------------------------------------
CONTACT INFORMATION                         BACK COVER

-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. As of mid-May 2007, it had returned another 8% and continued to reach new highs. But the Dow's upward rise has not been without hiccups. After hitting new records in February, the Dow lost 5.8% between February 20 and March 5, as stocks were sold off around the globe. As we have said before, markets are volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              98.2%
              Cash & Other Net Assets                     1.8%

              TOP TEN HOLDINGS

              Lockheed Martin Corp.                       3.6%
              ------------------------------------------------
              Altria Group, Inc.                          3.5%
              ------------------------------------------------
              Bank of America Corp.                       3.3%
              ------------------------------------------------
              Allstate Corp.                              3.1%
              ------------------------------------------------
              Citigroup, Inc.                             2.9%
              ------------------------------------------------
              Exxon Mobil Corp.                           2.6%
              ------------------------------------------------
              Metlife, Inc.                               2.6%
              ------------------------------------------------
              TOTAL S.A., ADR                             2.6%
              ------------------------------------------------
              Johnson & Johnson                           2.4%
              ------------------------------------------------
              Goldman Sachs Group, Inc.                   2.2%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         29.5%
              ------------------------------------------------
              Energy                                     12.4%
              ------------------------------------------------
              Industrial Goods & Services                11.1%
              ------------------------------------------------
              Consumer Staples                            9.0%
              ------------------------------------------------
              Health Care                                 8.6%
              ------------------------------------------------
              Utilities & Communications                  7.2%
              ------------------------------------------------
              Basic Materials                             4.3%
              ------------------------------------------------
              Retailing                                   4.2%
              ------------------------------------------------
              Technology                                  4.1%
              ------------------------------------------------
              Autos & Housing                             2.9%
              ------------------------------------------------
              Leisure                                     2.7%
              ------------------------------------------------
              Special Products & Services                 1.1%
              ------------------------------------------------
              Transportation                              1.1%
              ------------------------------------------------

Percentages are based on net assets as of 06/30/07.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE CONTRACT HOLDERS DURING THE PERIOD,
JANUARY 1, 2007 THROUGH JUNE 30, 2007.

As a contract holder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2007 through June 30, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    1/01/07-
Class                       Ratio       1/01/07        6/30/07        6/30/07
--------------------------------------------------------------------------------
         Actual             0.86%     $1,000.00      $1,081.20         $4.44
Initial  -----------------------------------------------------------------------
 Class   Hypothetical(h)    0.86%     $1,000.00      $1,020.53         $4.31
--------------------------------------------------------------------------------
         Actual             1.11%     $1,000.00      $1,080.20         $5.73
Service  -----------------------------------------------------------------------
 Class   Hypothetical(h)    1.11%     $1,000.00      $1,019.29         $5.56
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/07

The Portfolio of Investments is a complete list of all securities owned by your series. It is categorized by broad-based asset classes.

ISSUER                                                                              SHARES/PAR        VALUE ($)
COMMON STOCKS - 98.2%
AEROSPACE - 7.4%
Lockheed Martin Corp.                                                                  195,790      $ 18,429,708
Northrop Grumman Corp.                                                                 139,870        10,891,677
United Technologies Corp.                                                              116,680         8,276,112
                                                                                                    ------------
                                                                                                    $ 37,597,497
                                                                                                    ------------
ALCOHOLIC BEVERAGES - 1.1%
Diageo PLC                                                                             264,048      $  5,483,711
                                                                                                    ------------
APPAREL MANUFACTURERS - 1.4%
Hanesbrands, Inc. (a)                                                                    7,492      $    202,509
NIKE, Inc., "B"                                                                        120,400         7,018,116
                                                                                                    ------------
                                                                                                    $  7,220,625
                                                                                                    ------------
AUTOMOTIVE - 0.6%
Johnson Controls, Inc.                                                                  26,750      $  3,096,848
                                                                                                    ------------
BROADCASTING - 1.8%
Citadel Broadcasting Corp.                                                               5,180      $     33,411
E.W. Scripps Co., "A"                                                                   22,210         1,014,775
Viacom, Inc., "B" (a)                                                                   82,109         3,418,198
Walt Disney Co.                                                                         67,920         2,318,789
WPP Group PLC                                                                          152,080         2,274,515
                                                                                                    ------------
                                                                                                    $  9,059,688
                                                                                                    ------------
BROKERAGE & ASSET MANAGERS - 5.1%
Franklin Resources, Inc.                                                                26,550      $  3,517,079
Goldman Sachs Group, Inc.                                                               52,412        11,360,301
Lehman Brothers Holdings, Inc.                                                          48,560         3,618,691
Mellon Financial Corp.                                                                 101,311         4,457,684
Merrill Lynch & Co., Inc.                                                               35,395         2,958,314
                                                                                                    ------------
                                                                                                    $ 25,912,069
                                                                                                    ------------
BUSINESS SERVICES - 1.1%
Accenture Ltd., "A"                                                                    126,410      $  5,421,725
                                                                                                    ------------
CHEMICALS - 2.6%
Dow Chemical Co.                                                                        38,820      $  1,716,620
PPG Industries, Inc.                                                                    93,796         7,138,814
Syngenta AG                                                                             22,914         4,466,492
                                                                                                    ------------
                                                                                                    $ 13,321,926
                                                                                                    ------------
COMPUTER SOFTWARE - 1.6%
Oracle Corp. (a)                                                                       399,300      $  7,870,203
                                                                                                    ------------
COMPUTER SOFTWARE - SYSTEMS - 0.8%
Hewlett-Packard Co.                                                                     89,230      $  3,981,443
                                                                                                    ------------
CONSTRUCTION - 2.3%
Masco Corp.                                                                            282,040      $  8,029,679
Sherwin-Williams Co.                                                                    32,130         2,135,681
Toll Brothers, Inc. (a)                                                                 58,940         1,472,321
                                                                                                    ------------
                                                                                                    $ 11,637,681
                                                                                                    ------------
CONSUMER GOODS & SERVICES - 1.7%
Procter & Gamble Co.                                                                   138,700      $  8,487,053
                                                                                                    ------------
CONTAINERS - 0.2%
Smurfit-Stone Container Corp. (a)                                                       61,840      $    823,090
                                                                                                    ------------
ELECTRICAL EQUIPMENT - 2.2%
Cooper Industries Ltd., "A"                                                             12,110      $    691,360
General Electric Co.                                                                    69,540         2,661,991
Rockwell Automation, Inc.                                                               47,520         3,299,789
W.W. Grainger, Inc.                                                                     46,740         4,349,157
                                                                                                    ------------
                                                                                                    $ 11,002,297
                                                                                                    ------------
ELECTRONICS - 1.4%
Intel Corp.                                                                            292,030      $  6,938,633
                                                                                                    ------------
ENERGY - INDEPENDENT - 2.7%
Apache Corp.                                                                            54,950      $  4,483,371
Devon Energy Corp.                                                                      74,330         5,819,296
EOG Resources, Inc.                                                                     45,230         3,304,504
                                                                                                    ------------
                                                                                                    $ 13,607,171
                                                                                                    ------------
ENERGY - INTEGRATED - 9.3%
Chevron Corp.                                                                           40,410      $  3,404,138
ConocoPhillips                                                                         115,360         9,055,760
Exxon Mobil Corp.                                                                      160,038        13,423,987
Hess Corp.                                                                              97,450         5,745,652
Royal Dutch Shell PLC, ADR                                                              32,940         2,674,728
TOTAL S.A., ADR                                                                        161,542        13,081,671
                                                                                                    ------------
                                                                                                    $ 47,385,936
                                                                                                    ------------
FOOD & BEVERAGES - 2.7%
Kellogg Co.                                                                             96,050      $  4,974,430
Nestle S.A.                                                                             12,243         4,648,598
PepsiCo, Inc.                                                                           64,778         4,200,853
                                                                                                    ------------
                                                                                                    $ 13,823,881
                                                                                                    ------------
FOOD & DRUG STORES - 0.8%
CVS Corp.                                                                              109,751      $  4,000,424
                                                                                                    ------------
FOREST & PAPER PRODUCTS - 0.0%
Bowater, Inc.                                                                            9,770      $    243,762
                                                                                                    ------------
GAMING & LODGING - 0.8%
Royal Caribbean Cruises Ltd.                                                            97,400      $  4,186,252
                                                                                                    ------------
GENERAL MERCHANDISE - 1.4%
Macy's, Inc.                                                                           183,860      $  7,313,951
                                                                                                    ------------
HEALTH MAINTENANCE ORGANIZATIONS - 1.8%
UnitedHealth Group, Inc.                                                                45,400      $  2,321,756
WellPoint, Inc. (a)                                                                     82,390         6,577,194
                                                                                                    ------------
                                                                                                    $  8,898,950
                                                                                                    ------------
INSURANCE - 8.9%
Aflac, Inc.                                                                             41,830      $  2,150,062
Allstate Corp.                                                                         258,505        15,900,643
Chubb Corp.                                                                             56,730         3,071,362
Genworth Financial, Inc., "A"                                                          144,450         4,969,080
Hartford Financial Services, Inc.                                                       54,663         5,384,852
MetLife, Inc.                                                                          204,043        13,156,693
Prudential Financial, Inc.                                                               5,280           513,374
                                                                                                    ------------
                                                                                                    $ 45,146,066
                                                                                                    ------------
MACHINERY & TOOLS - 1.5%
Deere & Co.                                                                             45,889      $  5,540,638
Eaton Corp.                                                                             12,390         1,152,270
Timken Co.                                                                              22,220           802,364
                                                                                                    ------------
                                                                                                    $  7,495,272
                                                                                                    ------------
MAJOR BANKS - 7.3%
Bank of America Corp.                                                                  341,136      $ 16,678,139
Bank of New York Co., Inc. (a)                                                         109,380         4,532,707
PNC Financial Services Group, Inc.                                                      77,480         5,546,018
State Street Corp.                                                                      36,500         2,496,600
SunTrust Banks, Inc.                                                                    91,263         7,824,890
                                                                                                    ------------
                                                                                                    $ 37,078,354
                                                                                                    ------------
NETWORK & TELECOM - 0.3%
Cisco Systems, Inc. (a)                                                                 54,840      $  1,527,294
                                                                                                    ------------
OIL SERVICES - 0.4%
Noble Corp.                                                                             22,107      $  2,155,875
                                                                                                    ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 8.2%
American Express Co.                                                                    85,027      $  5,201,952
Citigroup, Inc.                                                                        285,990        14,668,427
Fannie Mae                                                                             149,784         9,785,389
Freddie Mac                                                                             41,980         2,548,186
UBS AG                                                                                 155,826         9,312,461
                                                                                                    ------------
                                                                                                    $ 41,516,415
                                                                                                    ------------
PHARMACEUTICALS - 6.8%
Abbott Laboratories                                                                     31,470      $  1,685,219
Eli Lilly & Co.                                                                         71,710         4,007,155
GlaxoSmithKline PLC                                                                    100,930         2,644,348
Johnson & Johnson                                                                      194,040        11,956,745
Merck & Co., Inc.                                                                      104,490         5,203,602
Wyeth                                                                                  160,220         9,187,015
                                                                                                    ------------
                                                                                                    $ 34,684,084
                                                                                                    ------------
PRINTING & PUBLISHING - 0.1%
New York Times Co., "A"                                                                 29,710      $    754,634
                                                                                                    ------------
RAILROAD & SHIPPING - 1.1%
Burlington Northern Santa Fe Corp.                                                      50,080      $  4,263,811
Norfolk Southern Corp.                                                                  21,000         1,103,970
                                                                                                    ------------
                                                                                                    $  5,367,781
                                                                                                    ------------
SPECIALTY CHEMICALS - 1.5%
Air Products & Chemicals, Inc.                                                          46,156      $  3,709,558
Praxair, Inc.                                                                           55,536         3,998,037
                                                                                                    ------------
                                                                                                    $  7,707,595
                                                                                                    ------------
SPECIALTY STORES - 0.6%
Lowe's Cos., Inc.                                                                       31,300      $    960,597
Staples, Inc.                                                                           84,160         1,997,117
                                                                                                    ------------
                                                                                                    $  2,957,714
                                                                                                    ------------
TELECOMMUNICATIONS - WIRELESS - 2.0%
Sprint Nextel Corp.                                                                    243,160      $  5,035,844
Vodafone Group PLC                                                                   1,554,293         5,228,936
                                                                                                    ------------
                                                                                                    $ 10,264,780
                                                                                                    ------------
TELEPHONE SERVICES - 1.5%
AT&T, Inc.                                                                              39,060      $  1,620,990
Embarq Corp.                                                                            46,357         2,937,643
TELUS Corp. (non-voting shares)                                                         10,800           637,655
Verizon Communications, Inc.                                                            54,740         2,253,646
                                                                                                    ------------
                                                                                                    $  7,449,934
                                                                                                    ------------
TOBACCO - 3.5%
Altria Group, Inc.                                                                     251,431      $ 17,635,370
                                                                                                    ------------
UTILITIES - ELECTRIC POWER - 3.7%
Dominion Resources, Inc.                                                                86,050      $  7,426,976
Entergy Corp.                                                                           33,660         3,613,401
FPL Group, Inc.                                                                         83,090         4,714,527
PPL Corp.                                                                               27,770         1,299,358
Public Service Enterprise
Group, Inc.                                                                             19,600         1,720,488
                                                                                                    ------------
                                                                                                    $ 18,774,750
                                                                                                    ------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $417,919,180)                                                 $497,830,734
                                                                                                    ------------
SHORT-TERM OBLIGATIONS - 1.4%
CRC Funding LLC, 5.36%, due 7/02/07, at Amortized Cost and Value (y)                $6,931,000      $  6,929,968
                                                                                                    ------------
TOTAL INVESTMENTS (IDENTIFIED COST, $424,849,148) (k)                                               $504,760,702
                                                                                                    ------------
OTHER ASSETS, LESS LIABILITIES - 0.4%                                                                  2,104,582
                                                                                                    ------------
NET ASSETS - 100.0%                                                                                 $506,865,284
                                                                                                    ------------

(a) Non-income producing security.
(k) As of June 30 2007, the series had six securities that were fair valued, aggregating $31,414,671 and 6.22% of market value, in accordance with the policies adopted by the Board of Trustees.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR       American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your series' balance sheet, which details the assets and liabilities comprising the total value of the series.

AT 6/30/07

ASSETS
--------------------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $424,849,148)                           $504,760,702
Cash                                                                                     536
Receivable for investments sold                                                      562,537
Receivable for series shares sold                                                  1,494,614
Interest and dividends receivable                                                    781,300
Other assets                                                                           3,799
--------------------------------------------------------------------------------------------------------------------
Total assets                                                                                            $507,603,488
--------------------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                   $539,165
Payable for series shares reacquired                                                  76,802
Payable to affiliates
  Management fee                                                                      31,117
  Shareholder servicing costs                                                          1,572
  Distribution fees                                                                    3,660
  Administrative services fee                                                            798
Payable for independent trustees' compensation                                         1,371
Accrued expenses and other liabilities                                                83,719
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                           $738,204
--------------------------------------------------------------------------------------------------------------------
Net assets                                                                                              $506,865,284
--------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
--------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                 $414,158,921
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies                       79,911,810
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                                      9,713,791
Undistributed net investment income                                                3,080,762
--------------------------------------------------------------------------------------------------------------------
Net assets                                                                                              $506,865,284
--------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                 33,243,680
--------------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net assets                                                                    $328,269,194
  Shares outstanding                                                              21,477,205
--------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                   $15.28
--------------------------------------------------------------------------------------------------------------------
Service Class shares
  Net assets                                                                    $178,596,090
  Shares outstanding                                                              11,766,475
--------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                   $15.18
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your series earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by series operations.

SIX MONTHS ENDED 6/30/07

NET INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                        $5,099,040
  Interest                                                                            191,457
  Foreign taxes withheld                                                              (93,029)
--------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                   $5,197,468
--------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                   $1,665,203
  Distribution fees                                                                   196,004
  Shareholder servicing costs                                                          77,821
  Administrative services fee                                                          43,195
  Independent trustees' compensation                                                    6,619
  Custodian fee                                                                        47,611
  Shareholder communications                                                           41,686
  Auditing fees                                                                        22,634
  Legal fees                                                                            2,474
  Miscellaneous                                                                        14,168
--------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                            $2,117,415
--------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                    (49)
  Reduction of expenses by investment adviser                                          (1,086)
--------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                              $2,116,280
--------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                     $3,081,188
--------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                         $10,329,333
  Foreign currency transactions                                                          (685)
--------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                $10,328,648
--------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                     $20,749,951
  Translation of assets and liabilities in foreign currencies                          (2,020)
--------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                               $20,747,931
--------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                              $31,076,579
--------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                     $34,157,767
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                  SIX MONTHS ENDED        YEAR ENDED
                                                                                           6/30/07          12/31/06
                                                                                       (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS
--------------------------------------------------------------------------------------------------------------------
Net investment income                                                                   $3,081,188        $4,135,637
Net realized gain (loss) on investments and foreign currency transactions               10,328,648         6,948,782
Net unrealized gain (loss) on investments and foreign currency translation              20,747,931        42,003,072
--------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                   $34,157,767       $53,087,491
--------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
From net investment income
  Initial Class                                                                        $(2,853,983)      $(1,596,862)
  Service Class                                                                         (1,283,481)         (662,120)
From net realized gain on investments and foreign currency transactions
  Initial Class                                                                         (4,887,597)       (4,513,846)
  Service Class                                                                         (2,574,458)       (2,228,194)
--------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                          $(11,599,519)      $(9,001,022)
--------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                    $87,642,402      $159,960,911
--------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                            $110,200,650      $204,047,380
--------------------------------------------------------------------------------------------------------------------

NET ASSETS
--------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                 396,664,634       192,617,254
At end of period (including undistributed net investment income of
$3,080,762 and $4,137,038, respectively)                                              $506,865,284      $396,664,634
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS
                                                 SIX MONTHS                           YEARS ENDED 12/31
                                                    ENDED       ------------------------------------------------------------
                                                   6/30/07          2006         2005         2004         2003      2002(c)
                                                 (UNAUDITED)
Net asset value, beginning of period                $14.52        $12.52       $12.13       $10.76        $8.63       $10.00
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.11         $0.22        $0.18        $0.16        $0.14        $0.16
Net realized and unrealized gain (loss) on
investments and foreign currency                      1.05          2.32         0.60         1.44         2.01        (1.53)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $1.16         $2.54        $0.78        $1.60        $2.15       $(1.37)
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.15)       $(0.14)      $(0.10)      $(0.06)      $(0.02)         $--
From net realized gain on investments and
foreign currency transactions                        (0.25)        (0.40)       (0.29)       (0.17)          --           --
----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(0.40)       $(0.54)      $(0.39)      $(0.23)      $(0.02)         $--
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $15.28        $14.52       $12.52       $12.13       $10.76        $8.63
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                            8.12(n)      20.84         6.66        15.18        24.96       (13.70)(n)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                0.86(a)       0.88         0.91         0.93         1.18         2.94(a)
Expenses after expense reductions (f)                 0.86(a)       0.88         0.90         0.90         0.90         0.90(a)
Net investment income                                 1.47(a)       1.65         1.50         1.44         1.45         1.89(a)
Portfolio turnover                                      11            25           20           34           48          102
Net assets at end of period (000 Omitted)         $328,269      $256,529     $132,371      $83,704      $36,981       $5,497
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS

                                                 SIX MONTHS                           YEARS ENDED 12/31
                                                    ENDED       ------------------------------------------------------------
                                                   6/30/07          2006         2005         2004         2003      2002(c)
                                                 (UNAUDITED)
Net asset value, beginning of period                $14.42        $12.44       $12.07       $10.73        $8.62       $10.00
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.09         $0.18        $0.15        $0.13        $0.11        $0.12
Net realized and unrealized gain (loss) on
investments and foreign currency                      1.05          2.32         0.59         1.43         2.02        (1.50)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $1.14         $2.50        $0.74        $1.56        $2.13       $(1.38)
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.13)       $(0.12)      $(0.08)      $(0.05)      $(0.02)         $--
From net realized gain on investments and
foreign currency transactions                        (0.25)        (0.40)       (0.29)       (0.17)          --           --
----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(0.38)       $(0.52)      $(0.37)      $(0.22)      $(0.02)         $--
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $15.18        $14.42       $12.44       $12.07       $10.73        $8.62
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                            8.02(n)      20.60         6.38        14.82        24.71       (13.80)(n)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.11(a)       1.13         1.16         1.18         1.43         3.19(a)
Expenses after expense reductions (f)                 1.11(a)       1.13         1.15         1.15         1.15         1.15(a)
Net investment income                                 1.23(a)       1.40         1.25         1.19         1.22         1.44(a)
Portfolio turnover                                      11            25           20           34           48          102
Net assets at end of period (000 Omitted)         $178,596      $140,135      $60,247      $35,500      $18,137       $3,735
----------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(c) For the period from the commencement of the series' investment operations, January 2, 2002, through the stated period end.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Value Series (the series) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2007, there were 29 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the series' investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the series' valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the series' net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the series' net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the series' foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the series' net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the series' net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the series, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the series' financial statements.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

INDEMNIFICATIONS - Under the series' organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the series. Additionally, in the normal course of business, the series enters into agreements with service providers that may contain indemnification clauses. The series' maximum exposure under these agreements is unknown as this would involve future claims that may be made against the series that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the series is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the series or in unrealized gain/loss if the security is still held by the series. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. This amount, for the six months ended June 30, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end.

The tax character of distributions declared to shareholders is as follows:

                                                                      12/31/06

      Ordinary income (including any short-term capital gains)      $3,831,053
      Long-term capital gain                                         5,169,969
      ------------------------------------------------------------------------
      Total distributions                                           $9,001,022

The federal tax cost and the tax basis components of distributable earnings were as follows:

      AS OF 6/30/07

      Cost of investments                                         $425,462,588
      ------------------------------------------------------------------------
      Gross appreciation                                           $80,489,589
      Gross depreciation                                            (1,191,475)
      ------------------------------------------------------------------------
      Net unrealized appreciation (depreciation)                   $79,298,114

      AS OF 12/31/06

      Undistributed ordinary income                                 $4,722,109
      Undistributed long-term capital gain                           6,875,567
      Other temporary differences                                        2,276
      Net unrealized appreciation (depreciation)                    58,548,163

The aggregate cost above includes prior fiscal year end tax adjustments.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the series.

The management fee is computed daily and paid monthly at an annual rate of 0.75% of the series' average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $1 billion. This written agreement may be rescinded only upon consent of the series' Board of Trustees. For the six months ended June 30, 2007, the series' average daily net assets did not exceed $1 billion and therefore, the management fee was not reduced.

The investment adviser has agreed in writing to pay a portion of the series' operating expenses, exclusive of management, distribution, and certain other fees and expenses, such that operating expenses do not exceed 0.15% annually of the series' average daily net assets. This written agreement will continue through April 30, 2008 unless changed or rescinded by the series' Board of Trustees. For the six months ended June 30, 2007, the series' actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the series' expenses.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the series for its services as shareholder servicing agent. For the six months ended June 30, 2007, the fee was $77,709, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the six months ended June 30, 2007, these costs amounted to $92. The series may also pay shareholder servicing related costs to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the series. Under an administrative services agreement, the series partially reimburses MFS the costs incurred to provide these services. The series is charged a fixed amount plus a fee based on calendar year average net assets. The series' annual fixed amount is $17,500. The administrative services fee incurred for the six months ended June 30, 2007 was equivalent to an annual effective rate of 0.0194% of the series average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The series pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to trustees or officers of the series who are also officers of the investment adviser, all of whom receive remuneration for their services to the series from MFS. Certain officers and trustees of the series are officers or directors of MFS, MFD, and MFSC.

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended June 30, 2007, the fee paid to Tarantino LLC was $1,134. MFS has agreed to reimburse the series for a portion of the payments made by the funds to Tarantino LLC in the amount of $1,086, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $120,984,438 and $46,877,755, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                     SIX MONTHS ENDED 6/30/07          YEAR ENDED 12/31/06
                                                                      SHARES         AMOUNT          SHARES          AMOUNT
Shares sold
  Initial Class                                                     3,844,750      $57,506,575      7,296,901      $98,001,296
  Service Class                                                     3,050,902       45,532,289      5,716,465       75,978,456
------------------------------------------------------------------------------------------------------------------------------
                                                                    6,895,652     $103,038,864     13,013,366     $173,979,752

Shares issued to shareholders in reinvestment of distributions
  Initial Class                                                       527,356       $7,741,580        472,965       $6,110,708
  Service Class                                                       264,605        3,857,939        224,927        2,890,314
------------------------------------------------------------------------------------------------------------------------------
                                                                      791,961      $11,599,519        697,892       $9,001,022

Shares reacquired
  Initial Class                                                      (561,931)     $(8,332,706)      (676,855)     $(9,029,625)
  Service Class                                                    (1,267,774)     (18,663,275)    (1,064,102)     (13,990,238)
------------------------------------------------------------------------------------------------------------------------------
                                                                   (1,829,705)    $(26,995,981)    (1,740,957)    $(23,019,863)

Net change
  Initial Class                                                     3,810,175      $56,915,449      7,093,011      $95,082,379
  Service Class                                                     2,047,733       30,726,953      4,877,290       64,878,532
------------------------------------------------------------------------------------------------------------------------------
                                                                    5,857,908      $87,642,402     11,970,301     $159,960,911

(6) LINE OF CREDIT

The series and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the series and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2007, the series' commitment fee and interest expense were $842 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS is available by clicking on the series' name under "Variable Insurance Trust" in the "Products and Performance" section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

    Public Reference Room
    Securities and Exchange Commission
    100 F Street, NE, Room 1580
    Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT US


Web site
mfs.com


Account service and
literature

Shareholders
1-877-411-3325
9 a.m. to 5 p.m. ET


Investment professionals
1-800-637-8630
8 a.m. to 5 p.m. ET


Mailing address
MFS Service Center, Inc.
Attn: Institutional Alliance Services (IAS)
P.O. Box 55824
Boston, MA
02205-5824


Overnight mail
MFS Service Center, Inc.
Attn: Institutional Alliance Services (IAS)
500 Boylston Street
Boston, MA 02116-3741


M F S(R)
INVESTMENT MANAGEMENT

                                           MFS(R) RESEARCH INTERNATIONAL SERIES

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                      MFS(R) VARIABLE INSURANCE TRUST(SM)
                               SEMIANNUAL REPORT

                                                                        6/30/07
                                                                        VRI-SEM

MFS(R) RESEARCH INTERNATIONAL SERIES


TABLE OF CONTENTS
------------------------------------------------------

LETTER FROM THE CEO                                  1
------------------------------------------------------
PORTFOLIO COMPOSITION                                2
------------------------------------------------------
EXPENSE TABLE                                        3
------------------------------------------------------
PORTFOLIO OF INVESTMENTS                             4
------------------------------------------------------
FINANCIAL STATEMENTS                                 7
------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                       12
------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT       17
------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION               17
------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                      17
------------------------------------------------------
CONTACT INFORMATION                         BACK COVER

-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. As of mid-May 2007, it had returned another 8% and continued to reach new highs. But the Dow's upward rise has not been without hiccups. After hitting new records in February, the Dow lost 5.8% between February 20 and March 5, as stocks were sold off around the globe. As we have said before, markets are volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              98.4%
              Cash & Other Net Assets                     1.6%

              TOP TEN HOLDINGS

              HSBC Holdings PLC                           3.0%
              ------------------------------------------------
              BHP Billiton PLC                            2.6%
              ------------------------------------------------
              Royal Dutch Shell PLC, "A"                  2.6%
              ------------------------------------------------
              E.ON AG                                     2.4%
              ------------------------------------------------
              TOTAL S.A.                                  2.2%
              ------------------------------------------------
              Linde AG                                    2.2%
              ------------------------------------------------
              Nestle S.A.                                 2.2%
              ------------------------------------------------
              Credit Agricole S.A.                        1.9%
              ------------------------------------------------
              WPP Group PLC                               1.9%
              ------------------------------------------------
              Vodafone Group PLC                          1.8%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         28.1%
              ------------------------------------------------
              Utilities & Communications                  9.7%
              ------------------------------------------------
              Energy                                      8.6%
              ------------------------------------------------
              Basic Materials                             8.3%
              ------------------------------------------------
              Health Care                                 6.8%
              ------------------------------------------------
              Technology                                  6.7%
              ------------------------------------------------
              Autos & Housing                             6.3%
              ------------------------------------------------
              Consumer Staples                            6.2%
              ------------------------------------------------
              Retailing                                   5.5%
              ------------------------------------------------
              Industrial Goods & Services                 4.5%
              ------------------------------------------------
              Special Products & Services                 3.6%
              ------------------------------------------------
              Leisure                                     2.7%
              ------------------------------------------------
              Transportation                              1.4%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              United Kingdom                             21.6%
              ------------------------------------------------
              Japan                                      15.3%
              ------------------------------------------------
              Germany                                    14.1%
              ------------------------------------------------
              France                                     11.7%
              ------------------------------------------------
              Switzerland                                 9.3%
              ------------------------------------------------
              Italy                                       3.7%
              ------------------------------------------------
              Netherlands                                 2.8%
              ------------------------------------------------
              South Korea                                 2.1%
              ------------------------------------------------
              Australia                                   2.0%
              ------------------------------------------------
              Other Countries                            17.4%
              ------------------------------------------------

Percentages are based on net assets as of 06/30/07.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE CONTRACT HOLDERS DURING THE PERIOD,
JANUARY 1, 2007 THROUGH JUNE 30, 2007

As a contract holder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2007 through June 30, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    1/01/07-
Class                       Ratio       1/01/07        6/30/07        6/30/07
--------------------------------------------------------------------------------
         Actual             1.10%     $1,000.00      $1,102.30         $5.73
Initial  -----------------------------------------------------------------------
 Class   Hypothetical(h)    1.10%     $1,000.00      $1,019.34         $5.51
--------------------------------------------------------------------------------
         Actual             1.35%     $1,000.00      $1,100.60         $7.03
Service  -----------------------------------------------------------------------
 Class   Hypothetical(h)    1.35%     $1,000.00      $1,018.10         $6.76
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/07

The Portfolio of Investments is a complete list of all securities owned by your series. It is categorized by broad-based asset classes.

ISSUER                                              SHARES/PAR       VALUE ($)
COMMON STOCKS - 98.4%
AEROSPACE - 0.9%
Finmeccanica S.p.A.                                    17,290       $   530,148
                                                                    -----------
ALCOHOLIC BEVERAGES - 1.7%
Heineken N.V.                                          11,790       $   692,508
Pernod Ricard S.A.                                      1,392           307,963
                                                                    -----------
                                                                    $ 1,000,471
                                                                    -----------
APPAREL MANUFACTURERS - 3.8%
Adidas AG                                              15,360       $   970,807
Billabong International Ltd.                           12,166           185,175
Li & Fung Ltd.                                         91,200           328,381
LVMH Moet Hennessy Louis Vuitton S.A.                   7,100           818,299
                                                                    -----------
                                                                    $ 2,302,662
                                                                    -----------
AUTOMOTIVE - 5.2%
Bayerische Motoren Werke AG                            13,000       $   843,415
Bridgestone Corp.                                      47,300         1,013,942
Continental AG                                          3,837           541,247
Honda Motor Co. Ltd.                                   19,700           719,825
                                                                    -----------
                                                                    $ 3,118,429
                                                                    -----------
BIOTECHNOLOGY - 0.6%
Actelion Ltd. (a)                                       8,704       $   388,368
                                                                    -----------
BROADCASTING - 2.7%
Antena 3 de Television S.A. (a)                        12,437       $   258,925
Grupo Televisa S.A., ADR                                9,540           263,399
Nippon Television Network Corp.                            10             1,366
WPP Group PLC                                          76,160         1,139,052
                                                                    -----------
                                                                    $ 1,662,742
                                                                    -----------
BROKERAGE & ASSET MANAGERS - 1.9%
EFG International                                       8,900       $   409,876
Nomura Holdings, Inc.                                  37,600           732,735
                                                                    -----------
                                                                    $ 1,142,611
                                                                    -----------
BUSINESS SERVICES - 1.4%
Bunzl PLC                                              20,820       $   288,131
Intertek Group PLC                                      3,660            71,742
Mitsubishi Corp.                                       12,600           330,462
Mitsui & Co. Ltd.                                       9,000           179,408
                                                                    -----------
                                                                    $   869,743
                                                                    -----------
CHEMICALS - 2.4%
Makhteshim-Agan Industries Ltd.                        43,990       $   318,573
Syngenta AG                                             3,270           637,402
Umicore                                                 2,180           471,884
                                                                    -----------
                                                                    $ 1,427,859
                                                                    -----------
COMPUTER SOFTWARE - 1.1%
SAP AG                                                 12,560       $   645,304
                                                                    -----------
COMPUTER SOFTWARE - SYSTEMS - 0.2%
HCL Technologies Ltd.                                  16,900       $   142,802
                                                                    -----------
CONGLOMERATES - 2.2%
Siemens AG                                              7,710       $ 1,109,218
Smiths Group PLC                                        9,088           216,209
                                                                    -----------
                                                                    $ 1,325,427
                                                                    -----------
CONSTRUCTION - 1.1%
CRH PLC                                                 9,810       $   484,114
Siam Cement Public Co. Ltd.                            22,400           173,880
                                                                    -----------
                                                                    $   657,994
                                                                    -----------
CONSUMER GOODS & SERVICES - 2.1%
Kao Corp.                                              20,000       $   518,046
Kimberly-Clark de Mexico S.A. de C.V., "A"             40,980           177,978
Reckitt Benckiser PLC                                  10,130           554,550
                                                                    -----------
                                                                    $ 1,250,574
                                                                    -----------
ELECTRICAL EQUIPMENT - 2.3%
OMRON Corp.                                            20,400       $   536,689
Schneider Electric S.A.                                 6,039           845,657
                                                                    -----------
                                                                    $ 1,382,346
                                                                    -----------
ELECTRONICS - 5.2%
ARM Holdings PLC                                      158,770       $   464,175
ASML Holding N.V. (a)                                     360             9,921
Funai Electric Co. Ltd.                                 3,700           216,012
Konica Minolta Holdings, Inc.                          27,500           406,175
Nippon Electric Glass Co. Ltd.                         18,000           317,892
Royal Philips Electronics N.V.                         17,350           735,518
Samsung Electronics Co. Ltd.                            1,141           699,038
Venture Corp. Ltd.                                     29,000           297,552
                                                                    -----------
                                                                    $ 3,146,283
                                                                    -----------
ENERGY - INDEPENDENT - 0.7%
INPEX Holdings, Inc.                                       25       $   233,446
PTT Public Co. Ltd.                                    27,000           211,151
                                                                    -----------
                                                                    $   444,597
                                                                    -----------
ENERGY - INTEGRATED - 7.5%
BG Group PLC                                           16,660       $   273,445
OAO Gazprom, ADR                                        7,330           307,127
Petroleo Brasileiro S.A., ADR                           1,610           195,245
Royal Dutch Shell PLC, "A"                             38,810         1,580,523
Sasol Ltd.                                              5,140           193,804
Statoil A.S.A.                                         21,280           658,342
TOTAL S.A.                                             16,740         1,358,895
                                                                    -----------
                                                                    $ 4,567,381
                                                                    -----------
FOOD & BEVERAGES - 2.4%
Nestle S.A.                                             3,431       $ 1,302,731
Nong Shim Co. Ltd.                                        534           152,018
                                                                    -----------
                                                                    $ 1,454,749
                                                                    -----------
FOOD & DRUG STORES - 0.5%
Lawson, Inc.                                            8,900       $   307,856
                                                                    -----------
INSURANCE - 3.0%
AXA                                                    25,350       $ 1,087,786
Suncorp-Metway Ltd.                                    40,904           699,587
                                                                    -----------
                                                                    $ 1,787,373
                                                                    -----------
INTERNET - 0.2%
Universo Online S.A., IPS (a)                          20,500       $   122,239
                                                                    -----------
MACHINERY & TOOLS - 1.3%
Fanuc Ltd.                                              3,400       $   351,167
GEA Group AG (a)                                       13,230           460,355
                                                                    -----------
                                                                    $   811,522
                                                                    -----------
MAJOR BANKS - 14.5%
Barclays PLC                                           69,310       $   961,639
BNP Paribas                                             7,453           887,901
BOC Hong Kong Holdings Ltd.                           186,000           442,993
Credit Agricole S.A.                                   28,877         1,171,292
Deutsche Postbank AG                                    4,440           390,515
Erste Bank der Oesterreichischen Sparkassen AG          5,742           448,267
Mitsubishi UFJ Financial Group, Inc.                       24           265,032
Royal Bank of Scotland Group PLC                       85,102         1,081,512
Standard Bank Group Ltd.                               20,700           286,663
Standard Chartered PLC                                 18,066           589,320
Sumitomo Mitsui Financial Group, Inc.                      87           812,391
Unibanco - Uniao de Bancos Brasileiros S.A., GDR        5,350           603,855
UniCredito Italiano S.p.A.                             92,490           823,830
                                                                    -----------
                                                                    $ 8,765,210
                                                                    -----------
METALS & MINING - 3.7%
BHP Billiton PLC                                       57,400       $ 1,591,546
Steel Authority of India Ltd.                         183,600           590,425
TMK OAO, GDR (n)                                        2,000            72,980
                                                                    -----------
                                                                    $ 2,254,951
                                                                    -----------
NATURAL GAS - DISTRIBUTION - 0.9%
Gaz de France                                           5,400       $   272,103
Tokyo Gas Co. Ltd.                                     52,000           246,584
                                                                    -----------
                                                                    $   518,687
                                                                    -----------
OIL SERVICES - 0.4%
Saipem S.p.A.                                           8,020       $   274,016
                                                                    -----------
OTHER BANKS & DIVERSIFIED FINANCIALS - 8.7%
Aeon Credit Service Co. Ltd.                           22,900       $   363,336
Bank of Cyprus Public Co. Ltd.                         14,450           243,582
CSU Cardsystem S.A. (a)                                19,080           113,772
Hana Financial Group, Inc.                              8,900           433,993
HSBC Holdings PLC                                      99,380         1,820,562
Macquarie Bank Ltd.                                     4,157           299,619
Sapporo Hokuyo Holdings, Inc.                              22           242,946
UBS AG                                                 18,621         1,112,827
Unione di Banche Italiane Scpa                         24,342           617,724
                                                                    -----------
                                                                    $ 5,248,361
                                                                    -----------
PHARMACEUTICALS - 6.2%
Astellas Pharma, Inc.                                   9,400       $   409,110
Bayer AG                                                9,870           747,724
GlaxoSmithKline PLC                                    30,540           800,142
Novartis AG                                            14,250           801,873
Roche Holding AG                                        5,570           987,798
                                                                    -----------
                                                                    $ 3,746,647
                                                                    -----------
RAILROAD & SHIPPING - 1.0%
East Japan Railway Co.                                     78       $   601,681
                                                                    -----------
SPECIALTY CHEMICALS - 2.2%
Linde AG                                               11,080       $ 1,336,702
                                                                    -----------
SPECIALTY STORES - 1.2%
Fast Retailing Co. Ltd.                                 3,500       $   249,239
NEXT PLC                                               11,990           480,558
                                                                    -----------
                                                                    $   729,797
                                                                    -----------
TELECOMMUNICATIONS - WIRELESS - 3.0%
America Movil S.A.B. de C.V., "L", ADR                  2,400       $   148,632
Philippine Long Distance Telephone Co.                  6,040           346,076
Rogers Communications, Inc., "B"                        4,220           180,347
Vodafone Group PLC                                    332,400         1,118,257
                                                                    -----------
                                                                    $ 1,793,312
                                                                    -----------
TELEPHONE SERVICES - 2.5%
Hellenic Telecommunications Organization S.A.           9,920       $   307,460
Telefonica S.A.                                        25,650           570,160
Telenor A.S.A.                                         24,940           486,550
TELUS Corp.                                             2,170           130,204
                                                                    -----------
                                                                    $ 1,494,374
                                                                    -----------
TRUCKING - 0.4%
TNT N.V.                                                5,200       $   234,505
                                                                    -----------
UTILITIES - ELECTRIC POWER - 3.3%
E.ON AG                                                 8,760       $ 1,471,938
SUEZ S.A.                                               5,751           328,525
Tohoku Electric Power Co., Inc.                         8,200           184,101
                                                                    -----------
                                                                    $ 1,984,564
                                                                    -----------
TOTAL COMMON STOCKS (IDENTIFIED COST, $52,881,484)                  $59,472,287
                                                                    -----------
SHORT-TERM OBLIGATIONS (y) - 2.1%
Natexis Banques Populaires, 5.37%, due 7/02/07       $708,000       $   707,894
New Center Asset Trust, 5.36%, due 7/02/07            558,000           557,917
                                                                    -----------
TOTAL SHORT-TERM OBLIGATIONS, AT AMORTIZED COST
AND VALUE                                                           $ 1,265,811
                                                                    -----------
TOTAL INVESTMENTS (IDENTIFIED COST, $54,147,295) (k)                $60,738,098
                                                                    -----------
OTHER ASSETS, LESS LIABILITIES - (0.5)%                                (282,314)
                                                                    -----------
NET ASSETS - 100.0%                                                 $60,455,784
                                                                    -----------

(a) Non-income producing security.
(k) As of June 30, 2007, the series had one security that was fair valued, aggregating $72,980 and 0.12% of market value, in accordance with the policies adopted by the Board of Trustees.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $72,980, representing 0.1% of net assets.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR      American Depository Receipt
GDR      Global Depository Receipt
IPS      International Preference Stock

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your series' balance sheet, which details the assets and liabilities comprising the total value of the series.

AT 6/30/07

ASSETS
------------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $54,147,295)                            $60,738,098
Cash                                                                                  4,583
Foreign currency, at value (identified cost, $115,540)                              117,177
Receivable for investments sold                                                   1,118,821
Receivable for series shares sold                                                   164,660
Interest and dividends receivable                                                   229,778
Receivable from investment adviser                                                   23,145
Other assets                                                                            663
------------------------------------------------------------------------------------------------------------
Total assets                                                                                     $62,396,925
------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                $1,757,442
Payable for series shares reacquired                                                 15,589
Payable to affiliates
  Management fee                                                                      4,413
  Shareholder servicing costs                                                           153
  Distribution fees                                                                     432
  Administrative services fee                                                           144
Payable for independent trustees' compensation                                          752
Accrued expenses and other liabilities                                              162,216
------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                 $1,941,141
------------------------------------------------------------------------------------------------------------
Net assets                                                                                       $60,455,784
------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                 $51,820,903
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies
(net of $13,801 deferred country tax)                                             6,577,849
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                                     1,422,145
Undistributed net investment income                                                 634,887
------------------------------------------------------------------------------------------------------------
Net assets                                                                                       $60,455,784
------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                          3,845,658
------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net assets                                                                    $39,193,578
  Shares outstanding                                                              2,489,141
------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                           $15.75
------------------------------------------------------------------------------------------------------------
Service Class shares
  Net assets                                                                    $21,262,206
  Shares outstanding                                                              1,356,517
------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                           $15.67
------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your series earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by series operations.

SIX MONTHS ENDED 6/30/07

NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                      $1,061,575
  Interest                                                                           26,356
  Foreign taxes withheld                                                            (98,227)
-----------------------------------------------------------------------------------------------------------
Total investment income                                                                            $989,704
-----------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                   $234,894
  Distribution fees                                                                  21,449
  Shareholder servicing costs                                                         9,228
  Administrative services fee                                                         8,679
  Independent trustees' compensation                                                  1,439
  Custodian fee                                                                     149,559
  Shareholder communications                                                          7,641
  Auditing fees                                                                      22,295
  Legal fees                                                                            406
  Miscellaneous                                                                       8,375
-----------------------------------------------------------------------------------------------------------
Total expenses                                                                                     $463,965
-----------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                  (43)
  Reduction of expenses by investment adviser                                      (155,645)
-----------------------------------------------------------------------------------------------------------
Net expenses                                                                                       $308,277
-----------------------------------------------------------------------------------------------------------
Net investment income                                                                              $681,427
-----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions (net of $586 country tax)                              $2,212,136
  Foreign currency transactions                                                     (15,664)
-----------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                        $2,196,472
-----------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments (net of $13,128 increase in deferred country tax)                  $2,187,374
  Translation of assets and liabilities in foreign currencies                           510
-----------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                       $2,187,884
-----------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                      $4,384,356
-----------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                             $5,065,783
-----------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                  SIX MONTHS ENDED        YEAR ENDED
                                                                                           6/30/07          12/31/06
                                                                                       (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS
--------------------------------------------------------------------------------------------------------------------
Net investment income                                                                     $681,427          $278,313
Net realized gain (loss) on investments and foreign currency transactions                2,196,472           544,466
Net unrealized gain (loss) on investments and foreign currency translation               2,187,884         3,743,142
--------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                    $5,065,783        $4,565,921
--------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
From net investment income
  Initial Class                                                                                $--         $(256,053)
  Service Class                                                                                 --           (87,202)
From net realized gain on investments and foreign currency transactions
  Initial Class                                                                           (382,802)         (592,878)
  Service Class                                                                           (181,871)         (220,632)
--------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                             $(564,673)      $(1,156,765)
--------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                     $9,810,448       $36,616,005
--------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                             $14,311,558       $40,025,161
--------------------------------------------------------------------------------------------------------------------

NET ASSETS
--------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                  46,144,226         6,119,065
At end of period (including undistributed net investment income of $634,887 and accumulated distributions in excess of net
investment income of $46,540, respectively)                                            $60,455,784       $46,144,226
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS
                                                                                 SIX MONTHS     YEARS ENDED 12/31
                                                                                   ENDED       -------------------
                                                                                  6/30/07         2006     2005(c)
                                                                                (UNAUDITED)
Net asset value, beginning of period                                               $14.44       $11.84      $10.00
------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                                           $0.20        $0.18       $0.05
Net realized and unrealized gain (loss) on investments and foreign currency          1.27         2.85        2.03
------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                    $1.47        $3.03       $2.08
------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------
From net investment income                                                            $--       $(0.13)     $(0.07)
From net realized gain on investments and foreign currency transactions             (0.16)       (0.30)      (0.17)
------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                       $(0.16)      $(0.43)     $(0.24)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $15.75       $14.44      $11.84
------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                                                          10.23(n)     25.67       20.85(n)
------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                               1.70(a)      2.77        4.03(a)
Expenses after expense reductions (f)                                                1.10(a)      1.10        1.10(a)
Net investment income                                                                2.66(a)      1.36        0.66(a)
Portfolio turnover                                                                     35          130          95
Net assets at end of period (000 Omitted)                                         $39,194      $32,437      $5,878
------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                                                 SIX MONTHS     YEARS ENDED 12/31
                                                                                   ENDED       -------------------
                                                                                  6/30/07         2006     2005(c)
                                                                                (UNAUDITED)
Net asset value, beginning of period                                               $14.39       $11.83      $10.00
------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                                           $0.19        $0.06       $0.02
Net realized and unrealized gain (loss) on investments and foreign currency          1.25         2.91        2.04
------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                    $1.44        $2.97       $2.06
------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------
From net investment income                                                            $--       $(0.11)     $(0.06)
From net realized gain on investments and foreign currency transactions             (0.16)       (0.30)      (0.17)
------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                       $(0.16)      $(0.41)     $(0.23)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $15.67       $14.39      $11.83
------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                                                          10.06(n)     25.21       20.68(n)
------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                               1.94(a)      2.86        4.28(a)
Expenses after expense reductions (f)                                                1.35(a)      1.35        1.35(a)
Net investment income                                                                2.50(a)      0.41        0.28(a)
Portfolio turnover                                                                     35          130          95
Net assets at end of period (000 Omitted)                                         $21,262      $13,707        $241
------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(c) For the period from the commencement of the series' investment operations, April 29, 2005, through the stated
    period end.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Research International Series (the series) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2007, there were 28 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the series' investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the series' valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the series' net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the series' net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the series' foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the series' net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the series' net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the series, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the series' financial statements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

INDEMNIFICATIONS - Under the series' organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the series. Additionally, in the normal course of business, the series enters into agreements with service providers that may contain indemnification clauses. The series' maximum exposure under these agreements is unknown as this would involve future claims that may be made against the series that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the series is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the series or in unrealized gain/loss if the security is still held by the series. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. This amount, for the six months ended June 30, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals and foreign taxes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                                      12/31/06

      Ordinary income (including any short-term capital gains)        $677,357
      Long-term capital gain                                           479,408
      ------------------------------------------------------------------------
      Total distributions                                           $1,156,765

The federal tax cost and the tax basis components of distributable earnings were as follows:

      AS OF 6/30/07

      Cost of investments                                          $54,964,028
      ------------------------------------------------------------------------
      Gross appreciation                                            $6,552,030
      Gross depreciation                                              (777,960)
      ------------------------------------------------------------------------
      Net unrealized appreciation (depreciation)                    $5,774,070

      AS OF 12/31/06

      Undistributed ordinary income                                    443,246
      Undistributed long-term capital gain                             120,408
      Other temporary differences                                       (3,450)
      Net unrealized appreciation (depreciation)                     3,573,567

The aggregate cost above includes prior fiscal year end tax adjustments.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the series. The management fee is computed daily and paid monthly at an annual rate of 0.90% of the series' average daily net assets.

The investment adviser has agreed in writing to pay a portion of the series' operating expenses, exclusive of management, distribution and certain other fees and expenses, such that operating expenses do not exceed 0.20% annually of the series' average daily net assets. This written agreement will continue through April 30, 2008 unless changed or rescinded by the series' Board of Trustees. For the six months ended June 30, 2007, this reduction amounted to $155,517 and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the series for its services as shareholder servicing agent. For the six months ended June 30, 2007, the fee was $9,128, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the six months ended June 30, 2007, these costs amounted to $93. The series may also pay shareholder servicing related costs to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the series. Under an administrative services agreement, the series partially reimburses MFS the costs incurred to provide these services. The series is charged a fixed amount plus a fee based on calendar year average net assets. The series' annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended June 30, 2007 was equivalent to an annual effective rate of 0.0332% of the series' average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The series pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to trustees or officers of the series who are also officers of the investment adviser, all of whom receive remuneration for their services to the series from MFS. Certain officers and trustees of the series are officers or directors of MFS, MFD, and MFSC.

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended June 30, 2007, the fee paid to Tarantino LLC was $133. MFS has agreed to reimburse the series for a portion of the payments made by the funds to Tarantino LLC in the amount of $128, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $28,226,840 and $18,275,659, respectively.

(5) SHARES OF BENEFICIAL INTEREST

                                                                     SIX MONTHS ENDED 6/30/07          YEAR ENDED 12/31/06
                                                                      SHARES         AMOUNT          SHARES          AMOUNT
Shares sold
  Initial Class                                                       621,598       $9,271,405      3,078,301      $40,781,634
  Service Class                                                       599,671        8,996,110      1,040,986       13,887,546
------------------------------------------------------------------------------------------------------------------------------
                                                                    1,221,269      $18,267,515      4,119,287      $54,669,180

Shares issued to shareholders in reinvestment of distributions
  Initial Class                                                        25,469         $382,802         59,834         $848,931
  Service Class                                                        12,149          181,871         21,616          307,834
------------------------------------------------------------------------------------------------------------------------------
                                                                       37,618         $564,673         81,450       $1,156,765

Shares reacquired
  Initial Class                                                      (403,946)     $(5,923,329)    (1,388,403)    $(17,457,387)
  Service Class                                                      (207,559)      (3,098,411)      (130,735)      (1,752,553)
------------------------------------------------------------------------------------------------------------------------------
                                                                     (611,505)     $(9,021,740)    (1,519,138)    $(19,209,940)

Net change
  Initial Class                                                       243,121       $3,730,878      1,749,732      $24,173,178
  Service Class                                                       404,261        6,079,570        931,867       12,442,827
------------------------------------------------------------------------------------------------------------------------------
                                                                      647,382       $9,810,448      2,681,599      $36,616,005

(6) LINE OF CREDIT

The series and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the series and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended June 30, 2007, the series' commitment fee and interest expense were $87 and $443, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS is available by clicking on the series' name under "Variable Insurance Trust" in the "Products and Performance" section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

    Public Reference Room
    Securities and Exchange Commission
    100 F Street, NE, Room 1580
    Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT US


Web site
mfs.com


Account service and
literature

Shareholders
1-877-411-3325
9 a.m. to 5 p.m. ET


Investment professionals
1-800-637-8630
8 a.m. to 5 p.m. ET


Mailing address
MFS Service Center, Inc.
Attn: Institutional Alliance Services (IAS)
P.O. Box 55824
Boston, MA
02205-5824


Overnight mail
MFS Service Center, Inc.
Attn: Institutional Alliance Services (IAS)
500 Boylston Street
Boston, MA 02116-3741


M F S(R)
INVESTMENT MANAGEMENT

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to any element of the Code's definition enumerated in paragraph
(b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C.
    78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference:
    Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS VARIABLE INSURANCE TRUST
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: August 14, 2007
      ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: August 14, 2007
      ---------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 14, 2007
      ---------------


* Print name and title of each signing officer under his or her signature.